UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22357

BofA Funds Series Trust
(Exact name of registrant as specified in charter)

One Hundred Federal Street, Boston, Massachusetts			02110
(Address of principal executive offices)			(Zip code)

Peter T. Fariel, Esq. BofA Advisors, LLC One Hundred Federal Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 434-5801

Date of fiscal year end:	August 31

Date of reporting period:	August 31, 2011

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Form N-CSR Items — period ended 08/31/11

BofA Funds Series Trust

Item 1. Reports to Stockholders.

BofATM Funds

Annual Report

August 31, 2011

BofA California Tax-Exempt Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	9

Statement of Operations	11

Statement of Changes in Net Assets	12

Financial Highlights	14

Notes to Financial Statements	21

Report of Independent Registered Public Accounting Firm	28

Federal Income Tax Information	29

Shareholder Meeting Results	30

Fund Governance	31

Important Information About This Report	37

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA California Tax-Exempt Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

03/01/11 – 08/31/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,000.70	1,024.25	0.96	0.97	0.19
Trust Class Shares	1,000.00	1,000.00	1,000.40	1,023.89	1.31	1.33	0.26
Liquidity Class Shares	1,000.00	1,000.00	1,000.30	1,023.84	1.36	1.38	0.27
Adviser Class Shares	1,000.00	1,000.00	1,000.30	1,023.79	1.41	1.43	0.28
Investor Class Shares	1,000.00	1,000.00	1,000.30	1,023.84	1.36	1.38	0.27
Daily Class Shares	1,000.00	1,000.00	1,000.30	1,023.79	1.41	1.43	0.28
Institutional Class Shares	1,000.00	1,000.00	1,000.60	1,024.10	1.11	1.12	0.22

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – BofA California Tax-Exempt Reserves

August 31, 2011

Municipal Bonds – 89.6%
	Par ($)	Value ($)
California – 86.6%
CA ABAG Finance Authority for Nonprofit Corps.
San Francisco University,
Series 2005 A, LOC: Northern Trust Co. 0.160% 04/01/35 (09/01/11) (a)(b)	985,000	985,000
CA Alameda County Industrial Development Authority
Alson-Thornton LLC,
Autumn Press, Inc., Series 2004, AMT, LOC: Wells Fargo Bank N.A. 0.300% 11/01/29 (09/01/11) (a)(b)	1,752,000	1,752,000
CA Alameda Public Financing Authority
Alameda Point Improvement,
Series 2003 A, LOC: Union Bank N.A., LOC: California State Teachers Retirement System 0.180% 12/01/33 (09/07/11) (a)(b)	7,800,000	7,800,000
CA Alameda-Contra Costa Schools Financing Authority
Capital Improvement Refinancing,
Series 2010 N, LOC: City National Bank, LOC: FHLB 0.200% 08/01/30 (09/01/11) (a)(b)	4,080,000	4,080,000
CA Barclays Capital Municipal Trust Receipts
Series 2011 FR-26U,
LIQ FAC: Barclays Bank PLC 0.190% 11/22/11 (c)	12,000,000	12,000,000
CA Barstow
Desert Visa Apartments,
Series 1991, LOC: FHLB 0.210% 12/01/20 (09/07/11) (a)(b)	2,300,000	2,300,000
CA BB&T Municipal Trust
Anaheim California Public Financing Authority,
Series 2007-2011, LOC: Branch Banking & Trust 0.220% 09/01/22 (09/01/11) (a)(b)	11,605,000	11,605,000

	Par ($)	Value ($)
San Jose California Redevelopment Agency,
Series 2007-2023, LOC: Branch Banking & Trust 0.220% 01/01/24 (09/01/11) (a)(b)	26,550,000	26,550,000
CA Corona
Country Hills Apartments,
Series 1995 A, LIQ FAC: FHLMC 0.180% 02/01/25 (09/01/11) (a)(b)	5,755,000	5,755,000
CA Daly City Housing Development Finance Agency
Serramonte Ridge LLC,
Series 1999 A, DPCE: FNMA 0.180% 10/15/29 (09/01/11) (a)(b)	6,700,000	6,700,000
CA Department of Water Resources
Series 2002 A,
Pre-refunded 05/01/12, Insured: MBIA 6.000% 05/01/13	2,380,000	2,492,026
Series 2009 2991,
LIQ FAC: Morgan Stanley Bank 0.210% 12/01/28 (09/01/11) (a)(b)(c)	2,760,000	2,760,000
CA Deutsche Bank Spears/Lifers Trust
Alta Loma California,
Series 2007, GTY AGMT: Deutsche Bank AG 0.230% 02/01/37 (09/01/11) (a)(b)	10,000,000	10,000,000
Chino Basin California Regional Financing Authority,
Series 2008, GTY AGMT: Deutsche Bank AG: 0.240% 11/01/38 (09/01/11) (a)(b)	8,085,000	8,085,000
0.240% 04/01/48 (09/01/11) (a)(b)(c)	3,585,000	3,585,000
El Camino California Hospital District,
Series 2007, GTY AGMT: Deutsche Bank AG 0.210% 08/01/29 (09/01/11) (a)(b)	10,000,000	10,000,000

See Accompanying Notes to Financial Statements.

2

BofA California Tax-Exempt Reserves

August 31, 2011

Municipal Bonds (continued)
	Par ($)	Value ($)
Elk Grove California Finance Authority,
Series 2008, GTY AGMT: Deutsche Bank AG 0.240% 09/01/29 (09/01/11) (a)(b)	4,015,000	4,015,000
Golden State TOB Securitization,
Series 2008, GTY AGMT: Deutsche Bank AG 0.240% 06/01/35 (09/01/11) (a)(b)	1,640,000	1,640,000
Sacramento California City Financing Authority,
Series 2007, GTY AGMT: Deutsche Bank AG 0.240% 12/01/31 (09/01/11) (a)(b)	1,760,000	1,760,000
CA Duarte Redevelopment Agency
Certificates of Participation:
Johnson Duarte Partners, Series 1984 B, LOC: General Electric Capital Corp. 0.170% 12/01/19 (09/01/11) (a)(b)	5,000,000	5,000,000
Piken Duarte Partners,
Series 1984 A, LOC: General Electric Capital Corp. 0.170% 12/01/19 (09/01/11) (a)(b)	7,000,000	7,000,000
CA Economic Development Financing Authority
Canfibre of Riverside, Inc.,
Killion Industries, Series 1997, AMT, LOC: Union Bank N.A. 0.200% 07/01/27 (09/07/11) (a)(b)	4,900,000	4,900,000
Mid-Pacific Co., LLC,
Vortech Engineering, Inc., Series 1997, AMT, LOC: California United Bank, LOC: Wells Fargo Bank N.A. 0.200% 09/01/22 (09/07/11) (a)(b)	1,665,000	1,665,000
CA Educational Facilities Authority
0.220% 03/22/12	4,400,000	4,400,000

	Par ($)	Value ($)
CA Fresno
Multi-Family Housing,
Wasatch Pool Holdings LLC, Stonepine Apartments, Series 2001 A, DPCE: FNMA 0.180% 02/15/31 (09/01/11) (a)(b)	5,095,000	5,095,000
CA Hayward Housing Authority
Huntwood Terrace Associates,
Series 1993, LOC: State Street Bank & Trust Co. 0.170% 03/01/27 (09/07/11) (a)(b)	1,600,000	1,600,000
CA Health Facilities Financing Authority
Stanford Hospital & Clinics,
Series 2008 B2: 0.190% 11/15/45 (d)	5,000,000	5,000,000
0.210% 11/15/45 (d)	5,000,000	5,000,000
CA Indio Multi-Family Housing Revenue
Carreon Villa Apartments,
Series 1996 A, DPCE: FNMA 0.180% 08/01/26 (09/01/11) (a)(b)	5,650,000	5,650,000
CA Infrastructure & Economic Development Bank
Columbia College, Hollywood Project,
Series 2010, LOC: Rabobank N.A. 0.180% 10/01/40 (09/01/11) (a)(b)	5,240,000	5,240,000
Elite Leather Co.,
Series 2004, AMT, LOC: Union Bank N.A. LOC: California State Teachers Retirement System 0.210% 11/01/29 (09/01/11) (a)(b)	4,930,000	4,930,000
Goodwill Industries Orange County,
Series 2006, LOC: Wells Fargo Bank N.A. 0.240% 03/01/31 (09/01/11) (a)(b)	2,165,000	2,165,000
Pacific Gas & Electric Co.,
Series 2009 A, LOC: Mizuho Corporate Bank 0.080% 11/01/26 (09/01/11) (a)(b)	20,975,000	20,975,000

See Accompanying Notes to Financial Statements.

3

BofA California Tax-Exempt Reserves

August 31, 2011

Municipal Bonds (continued)
	Par ($)	Value ($)
San Francisco Ballet Association,
Series 2008, LOC: FHLB 0.300% 08/01/38 (09/01/11) (a)(b)	10,600,000	10,600,000
Traditional Baking, Inc.,
Series 2003, AMT, LOC: U.S. Bank N.A. 0.220% 08/01/28 (09/07/11) (a)(b)	1,645,000	1,645,000
CA Irvine Ranch Water District
Series 2011 A1,
0.250% 10/01/37 (09/01/11) (b)(d)	17,545,000	17,545,000
Series 2011 A2,
0.250% 10/01/37 (09/01/11) (b)(d)	14,000,000	14,000,000
CA Los Angeles County
Tax & Revenue Anticipation Notes:
Series 2011 A, 2.500% 02/29/12	7,000,000	7,074,977
Series 2011 B, 2.500% 03/30/12	7,000,000	7,087,051
Series 2011 C, 2.500% 06/29/12	7,000,000	7,120,800
CA Los Angeles Unified School District
Tax & Revenue Anticipation Notes,
Series 2011 A, 2.000% 08/01/12	7,000,000	7,110,327
CA Los Angeles
Series 2008 B,
LOC: JPMorgan Chase Bank 0.140% 06/01/28 (09/01/11) (a)(b)	1,000,000	1,000,000
CA Metropolitan Water District of Southern California
Series 2009 A-1,
0.210% 07/01/30 (09/01/11) (b)(d)	8,000,000	7,997,761
Series 2011 A-3,
0.230% 07/01/36 (09/01/11) (b)(d)	7,500,000	7,500,000
CA Modesto
Series 2008 A,
LOC: JPMorgan Chase Bank 0.170% 10/01/36 (09/01/11) (a)(b)	10,000,000	10,000,000

	Par ($)	Value ($)
CA Monterey Peninsula Water Management District
Wastewater Reclamation Project,
Series 1992, LOC: Wells Fargo Bank N.A. 0.200% 07/01/22 (09/01/11) (a)(b)	2,590,000	2,590,000
CA Municipal Finance Authority
Gideon Hausner Jewish Day,
Series 2008, LOC: U.S. Bank N.A. 0.160% 07/01/38 (09/01/11) (a)(b)	1,615,000	1,615,000
CA Oakland Redevelopment Agency
Multi-Family Housing,
Series 2005, AMT, LIQ FAC: FHLMC 0.310% 10/01/50 (09/01/11) (a)(b)	10,000,000	10,000,000
CA Oakland-Alameda County Coliseum Authority
Coliseum Project,
Series 2000 C-1, LOC: Bank of New York, LOC: California State Teachers Retirement System 0.150% 02/01/25 (09/07/11) (a)(b)	9,600,000	9,600,000
CA Oceanside
Shadow Way Apartments LP,
Series 2009, LOC: FHLMC 0.210% 03/01/49 (09/01/11) (a)(b)	1,375,000	1,375,000
CA Orange County
0.140% 11/08/11	15,000,000	15,000,000
Tax & Revenue Anticipation Notes,
Series 2011, 2.000% 03/15/12	12,000,000	12,112,951
CA Oxnard Financing Authority
Series 2008 A,
LOC: Societe Generale 0.810% 06/01/34 (09/01/11) (a)(b)	9,710,000	9,710,000

See Accompanying Notes to Financial Statements.

4

BofA California Tax-Exempt Reserves

August 31, 2011

Municipal Bonds (continued)
	Par ($)	Value ($)
CA Pittsburg Redevelopment Agency
Los Medanos Community,
Series 2004 A, LOC: State Street Bank & Trust Co., LOC: California State Teachers Retirement System 0.110% 09/01/35 (09/01/11) (a)(b)	21,215,000	21,215,000
CA Puttable Floating Option Tax-Exempt Receipts
California Statewide Communities MFH P-Floats-MT-387,
Series 2007, AMT, LIQ FAC: FHLMC 0.310% 12/01/46 (09/01/11) (a)(b)	19,350,000	19,350,000
CA Sacramento County Sanitation District Financing Authority
Series 2008 A,
LOC: Societe Generale: 0.300% 12/01/35 (09/01/11) (a)(b)	4,800,000	4,800,000
0.300% 12/01/35 (09/01/11) (a)(b)(c)	2,500,000	2,500,000
Series 2008 D,
LOC: Morgan Stanley Bank 0.090% 12/01/39 (09/01/11) (a)(b)	15,700,000	15,700,000
CA Sacramento Suburban Water District
Series 2009 A,
LOC: Sumitomo Mitsui Banking 0.120% 11/01/34 (09/07/11) (a)(b)	5,000,000	5,000,000
CA San Bernardino County Housing Authority
Multi-Family Housing:
Indian Knoll Apartments, Series 1985 A, GTY AGMT: Household Finance Corp., DPCE: FNMA 0.200% 05/15/31 (09/01/11) (a)(b)	3,850,000	3,850,000
Reche Canyon Apartments, Series 1985 B, GTY AGMT: Household Finance Corp., DPCE: FNMA 0.200% 05/15/30 (09/01/11) (a)(b)	3,500,000	3,500,000
CA San Diego County School Districts
Tax & Revenue Anticipation Notes,
Series 2011 A, 2.000% 06/29/12	3,500,000	3,550,091

	Par ($)	Value ($)
CA San Francisco City & County Redevelopment Agency
Hunters Point,
Series 2005 A, LOC: JPMorgan Chase & Co. 0.190% 08/01/36 (09/01/11) (a)(b)	1,500,000	1,500,000
CA San Francisco City & County
Certificates of Participation,
Series 2007 1883, GTY AGMT: Wells Fargo & Co. 0.250% 09/01/31 (09/01/11) (a)(b)	13,375,000	13,375,000
CA San Jose Redevelopment Agency
Merged Area Redevelopment,
Series 1996 A, LOC: JPMorgan Chase Bank 0.130% 07/01/26 (09/07/11) (a)(b)	7,045,000	7,045,000
CA San Mateo Joint Powers Financing Authority
Public Safety Project,
Series 2007 A, LOC: Wells Fargo Bank N.A. 0.200% 04/01/39 (09/01/11) (a)(b)	15,545,000	15,545,000
CA San Pablo Redevelopment Agency
Tax Allocation,
Series 2006, LOC: Union Bank N.A. 0.110% 12/01/32 (09/01/11) (a)(b)	4,000,000	4,000,000
CA Santa Clara County Housing Authority
Willows/HACSC Associates,
Series 2005 A, AMT, LOC: Union Bank N.A. 0.220% 04/01/40 (09/07/11) (a)(b)	4,203,000	4,203,000
CA Statewide Communities Development Authority
Kaiser Permanente:
Series 2008-C, 0.390% 11/17/11	15,865,000	15,865,000
Series 2009 B-1, 0.360% 03/05/12	10,000,000	10,000,000
Series 2009 B-1, 0.400% 12/08/11	7,000,000	7,000,000
Series 2009 B-3, 0.260% 01/13/12	1,500,000	1,500,000

See Accompanying Notes to Financial Statements.

5

BofA California Tax-Exempt Reserves

August 31, 2011

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2009 B-5, 0.270% 02/15/12	20,000,000	20,000,000
NMS Broadway LP,
Series 2010 A, LOC: FHLB 0.190% 04/01/50 (09/01/11) (a)(b)	4,800,000	4,800,000
Packaging Innovators Corp.,
Series 1994 A, AMT, LOC: Wells Fargo Bank N.A. 0.220% 06/01/19 (09/07/11) (a)(b)	1,075,000	1,075,000
Plan Nine Partners LLC,
Series 2005 A, LOC: Union Bank N.A. 0.280% 02/01/35 (09/01/11) (a)(b)	13,415,000	13,415,000
Gas Supply Revenue,
Series 2010, SPA: Royal Bank of Canada 0.200% 11/01/40 (09/01/11) (a)(b)	17,125,000	17,125,000
UHC Indio LP:
Tax & Revenue Anticipation Notes: Series 2005 F, AMT, LOC: Citibank N.A. 0.270% 07/01/38 (09/01/11) (a)(b)	3,210,000	3,210,000
Series 2011 5B, 2.000% 05/15/12 (e)	8,755,000	8,860,498
CA State
Series 2002,
Pre-refunded 02/01/12, 5.000% 02/01/27	2,450,000	2,497,427
CA Sunnyvale
Government Center Site,
Series 2009 A, LOC: Union Bank N.A. 0.210% 04/01/31 (09/01/11) (a)(b)	9,390,000	9,390,000
CA Tahoe Forest Hospital District
Series 2002,
LOC: U.S. Bank N.A. 0.110% 07/01/33 (09/01/11) (a)(b)	1,100,000	1,100,000

	Par ($)	Value ($)
CA West Hills Community College District
Series 2008,
LOC: Union Bank N.A. 0.190% 07/01/33 (09/07/11) (a)(b)	15,025,000	15,025,000
California Total		619,163,909
Pennsylvania – 0.2%
PA Energy Development Authority
Piney Creek LP,
Series 1986 C, AMT, LOC: Landesbank Hessen-Thüringen 0.400% 12/01/11 (09/07/11) (a)(b)	1,555,000	1,555,000
Pennsylvania Total		1,555,000
Puerto Rico – 2.8%
PR Commonwealth of Puerto Rico Deutsche Bank Spears/Lifers Trust
Series 2008 627A,
GTY AGMT: Deutsche Bank AG 0.240% 08/01/50 (09/01/11) (a)(b)	743,000	743,000
PR Commonwealth of Puerto Rico JPMorgan Chase PUTTERs/Drivers Trust
Series 2011,
LOC: JPMorgan Chase Bank 0.140% 05/01/13 (09/01/11) (a)(b)(c)	14,000,000	14,000,000
PR Commonwealth of Puerto Rico
Series 2003 C-5-2,
LOC: Barclays Bank PLC 0.150% 07/01/20 (09/01/11) (a)(b)	5,000,000	5,000,000
Puerto Rico Total		19,743,000
Total Municipal Bonds (cost of $640,461,909)		640,461,909

See Accompanying Notes to Financial Statements.

6

BofA California Tax-Exempt Reserves

August 31, 2011

Closed-End Investment Companies – 11.6%
	Par ($)	Value ($)
California – 11.6%
CA Nuveen Insured Premium Income Municipal Fund, Inc.
Series 2010, AMT,
LIQ FAC: Deutsche Bank AG 0.370% 03/01/40 (09/01/11) (a)(b)(c)	16,200,000	16,200,000
CA Nuveen Investment Quality Municipal Fund, Inc.
Series 2010, AMT,
LIQ FAC: Citibank N.A. 0.360% 12/01/40 (09/01/11) (a)(b)(c)	11,600,000	11,600,000
CA Nuveen Performance Plus Municipal Fund, Inc.
Series 2010, AMT,
LIQ FAC: Citibank N.A. 0.360% 12/01/40 (09/01/11) (a)(b)	10,000,000	10,000,000
CA Nuveen Quality Income Municipal Fund, Inc.
Series 2010, AMT,
LIQ FAC: Citibank N.A. 0.360% 08/01/40 (09/01/11) (a)(b)(c)	10,000,000	10,000,000
CA Nuveen Select Quality Municipal Fund, Inc.
Series 2010, AMT,
LIQ FAC: Citibank N.A. 0.360% 08/01/40 (09/01/11) (a)(b)(c)	34,900,000	34,900,000
California Total		82,700,000
Total Closed-End Investment Companies (cost of $82,700,000)		82,700,000
Total Investments – 101.2% (cost of $723,161,909) (f)		723,161,909
Other Assets & Liabilities, Net – (1.2)%		(8,656,897)
Net Assets – 100.0%		714,505,012

Notes to Investment Portfolio:

(a)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2011.

(b)  Parenthetical date represents the effective maturity date for the security.

(c)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2011, these securities, which are not illiquid, amounted to $107,545,000 or 15.1% of net assets for the Fund.

(d)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2011.

(e)  Security purchased on a delayed delivery basis.

(f)  Cost for federal income tax purposes is $723,161,909.

See Accompanying Notes to Financial Statements.

7

BofA California Tax-Exempt Reserves

August 31, 2011

The following table summarizes the inputs used, as of August 31, 2011, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$640,461,909	$—	$640,461,909
Total Closed-End Investment Companies	—	82,700,000	—	82,700,000
Total Investments	$—	$723,161,909	$—	$723,161,909

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the year ended August 31, 2011, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At August 31, 2011, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Municipal Bonds	89.6
Closed-End Investment Companies	11.6
101.2
Other Assets & Liabilities, Net	(1.2)
100.0

Acronym	Name
AMT	Alternative Minimum Tax

DPCE	Direct Pay Credit Enhancement

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GTY AGMT	Guaranty Agreement

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

MBIA	Municipal Bond Insurance Agency

PUTTERs	Puttable Tax-Exempt Receipts

SPA	Stand-by Purchase Agreement

TOB	Tender Option Bond

See Accompanying Notes to Financial Statements.

8

Statement of Assets and Liabilities – BofA California Tax-Exempt Reserves
August 31, 2011

		($)
Assets	Investments, at amortized cost approximating value	723,161,909
	Cash	83,376
	Receivable for:
	Interest	439,077
	Expense reimbursement due from investment advisor	23,001
	Prepaid expenses	11,064
	Total Assets	723,718,427
Liabilities	Payable for:
	Investments purchased	45,000
	Investments purchased on a delayed delivery basis	8,860,498
	Distributions	3,037
	Investment advisory fee	88,973
	Administration fee	12,573
	Transfer agent fee	5,995
	Pricing and bookkeeping fees	4,173
	Trustees' fees	36,490
	Audit fee	44,403
	Legal fee	48,375
	Custody fee	4,698
	Reports to shareholders	39,317
	Shareholder administration fee	18,229
	Chief compliance officer expenses	1,587
	Other liabilities	67
	Total Liabilities	9,213,415
	Net Assets	714,505,012
Net Assets Consist of	Paid-in capital	714,909,849
	Undistributed net investment income	367,942
	Accumulated net realized loss	(772,779)
	Net Assets	714,505,012

See Accompanying Notes to Financial Statements.

9

Statement of Assets and Liabilities (continued) – BofA California Tax-Exempt Reserves
August 31, 2011

Capital Class Shares	Net assets	$117,232,384
	Shares outstanding	117,251,033
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$381,368,646
	Shares outstanding	381,432,472
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$701,019
	Shares outstanding	701,135
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$62,935,621
	Shares outstanding	62,946,165
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$6,201,321
	Shares outstanding	6,202,356
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$35,566,686
	Shares outstanding	35,572,631
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$110,499,335
	Shares outstanding	110,518,314
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

10

Statement of Operations – BofA California Tax-Exempt Reserves
For the Year Ended August 31, 2011

		($)
Investment Income	Interest	2,769,523
Expenses	Investment advisory fee	1,341,973
	Administration fee	754,649
	Distribution fee:
	Investor Class Shares	4,811
	Daily Class Shares	364,427
	Service fee:
	Liquidity Class Shares	1,148
	Adviser Class Shares	291,372
	Investor Class Shares	12,027
	Daily Class Shares	260,305
	Shareholder administration fee:
	Trust Class Shares	324,139
	Institutional Class Shares	72,375
	Pricing and bookkeeping fees	163,570
	Transfer agent fee	30,710
	Trustees' fees	30,974
	Custody fee	15,045
	Chief compliance officer expenses	9,384
	Other expenses	341,585
	Total Expenses	4,018,494
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(931,319)
	Fees waived by distributor:
	Trust Class Shares	(56,461)
	Liquidity Class Shares	(734)
	Adviser Class Shares	(153,476)
	Investor Class Shares	(11,832)
	Daily Class Shares	(496,058)
	Institutional Class Shares	(6,102)
	Expense reductions	(95)
	Net Expenses	2,362,417
	Net Investment Income	407,106
	Net realized gain on investments	247,561
	Net Increase Resulting from Operations	654,667

See Accompanying Notes to Financial Statements.

11

Statement of Changes in Net Assets – BofA California Tax-Exempt Reserves

		Year Ended August 31,
Increase (Decrease) in Net Assets		2011 ($)	2010 ($)
Operations	Net investment income	407,106	984,967
	Net realized gain on investments	247,561	368,838
	Net increase resulting from operations	654,667	1,353,805
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(244,260)	(372,250)
	Trust Class Shares	(180,826)	(200,154)
	Liquidity Class Shares	(232)	(14)
	Adviser Class Shares	(26,508)	(930)
	Investor Class Shares	(1,174)	—
	Daily Class Shares	(15,543)	—
	Institutional Class Shares	(186,946)	(411,835)
	Total distributions to shareholders	(655,489)	(985,183)
	Net Capital Stock Transactions	(552,730,094)	(1,677,387,496)
	Total decrease in net assets	(552,730,916)	(1,677,018,874)
Net Assets	Beginning of period	1,267,235,928	2,944,254,802
	End of period	714,505,012	1,267,235,928
	Undistributed net investment income at end of period	367,942	696,642

See Accompanying Notes to Financial Statements.

12

Statement of Changes in Net Assets (continued) – BofA California Tax-Exempt Reserves

	Capital Stock Activity
	Year Ended August 31,
	2011		2010
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares
Subscriptions	577,634,398	577,634,398	687,307,287	687,307,287
Distributions reinvested	141,199	141,199	250,428	250,427
Redemptions	(654,532,431)	(654,532,431)	(860,060,637)	(860,060,637)
Net decrease	(76,756,834)	(76,756,834)	(172,502,922)	(172,502,923)
Trust Class Shares
Subscriptions	530,074,562	530,074,563	486,529,826	486,529,826
Distributions reinvested	3,913	3,913	6,204	6,204
Redemptions	(460,368,392)	(460,368,392)	(760,807,496)	(760,807,496)
Net increase (decrease)	69,710,083	69,710,084	(274,271,466)	(274,271,466)
Liquidity Class Shares
Subscriptions	700,000	700,000	—	—
Distributions reinvested	232	232	10	10
Redemptions	—	—	(476,999)	(476,999)
Net increase (decrease)	700,232	700,232	(476,989)	(476,989)
Adviser Class Shares
Subscriptions	76,814,563	76,814,563	450,410,930	450,410,930
Distributions reinvested	13,733	13,733	929	929
Redemptions	(231,745,298)	(231,745,298)	(541,797,001)	(541,797,001)
Net decrease	(154,917,002)	(154,917,002)	(91,385,142)	(91,385,142)
Investor Class Shares
Subscriptions	10,323,278	10,323,278	430,734,009	430,734,009
Distributions reinvested	1,143	1,143	—	—
Redemptions	(9,300,828)	(9,300,828)	(614,489,728)	(614,489,728)
Net increase (decrease)	1,023,593	1,023,593	(183,755,719)	(183,755,719)
Daily Class Shares
Subscriptions	60,893,921	60,893,921	637,297,786	637,297,787
Redemptions	(298,540,500)	(298,540,500)	(1,409,860,728)	(1,409,860,729)
Net decrease	(237,646,579)	(237,646,579)	(772,562,942)	(772,562,942)
Institutional Class Shares
Subscriptions	58,202,197	58,202,197	517,135,750	517,135,750
Distributions reinvested	3,448	3,448	398,282	398,283
Redemptions	(213,049,233)	(213,049,233)	(699,966,348)	(699,966,348)
Net decrease	(154,843,588)	(154,843,588)	(182,432,316)	(182,432,315)

See Accompanying Notes to Financial Statements.

13

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Capital Class Shares	2011 (a)	2010 (b)(c)	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.001	0.0014	0.0100	0.0242	0.0340
Less Distributions to Shareholders:
From net investment income	(0.001)	(0.0014)	(0.0100)	(0.0242)	(0.0340)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (d)(e)	0.14%	0.14%	1.00%	2.45%	3.45%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.20%	0.20%	0.24%	0.20%	0.20%
Waiver/Reimbursement	0.10%	0.08%	0.05%	0.05%	0.06%
Net investment income (f)	0.11%	0.14%	1.13%	2.37%	3.40%
Net assets, end of period (000s)	$117,232	$193,989	$366,450	$857,425	$557,296

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Trust Class Shares	2011 (a)	2010 (b)(c)	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.001	0.0005	0.0090	0.0232	0.0330
Less Distributions to Shareholders:
From net investment income	(0.001)	(0.0005)	(0.0090)	(0.0232)	(0.0330)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (d)(e)	0.06%	0.05%	0.90%	2.35%	3.35%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.28%	0.30%	0.34%	0.30%	0.30%
Waiver/Reimbursement	0.12%	0.08%	0.05%	0.05%	0.06%
Net investment income (f)	0.02%	0.05%	0.96%	2.23%	3.30%
Net assets, end of period (000s)	$381,369	$311,692	$585,899	$761,991	$525,007

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – BofA California Tax-Exempt Reserves

Selected date for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Liquidity Class Shares	2011 (a)		2010 (b)(c)	2009		2008	2007
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	0.0002	0.0085		0.0227	0.0325
Less Distributions to Shareholders:
From net investment income	—	(d)	(0.0002)	(0.0085)		(0.0227)	(0.0325)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00	$1.00
Total return (e)(f)	0.03%		0.01%	0.85	%(g)	2.30%	3.30%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.28%		0.33%	0.39%		0.35%	0.35%
Waiver/Reimbursement	0.27%		0.20%	0.15%		0.15%	0.16%
Net investment income (h)	—	%(i)	0.02%	1.79	%(g)	2.41%	3.27%
Net assets, end of period (000s)	$701		$1	$478		$33,242	$66,038

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Adviser Class Shares	2011 (a)		2010 (b)(c)		2009	2008	2007
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(e)	0.0076	0.0217	0.0315
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(e)	(0.0076)	(0.0217)	(0.0315)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Total return (f)(g)	0.03%		0.00	%(h)	0.76%	2.20%	3.19%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (i)	0.32%		0.35%		0.48%	0.45%	0.45%
Waiver/Reimbursement	0.23%		0.18%		0.06%	0.05%	0.06%
Net investment income (i)	—	%(h)	—	%(h)	0.88%	2.09%	3.15%
Net assets, end of period (000s)	$62,936		$217,843		$309,195	$674,000	$498,926

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Investor Class Shares	2011 (a)		2010 (b)(c)	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	0.0068	0.0207	0.0305
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(0.0068)	(0.0207)	(0.0305)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (e)(f)	0.03%		0.00%	0.68%	2.09%	3.09%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.30%		0.35%	0.56%	0.55%	0.55%
Waiver/Reimbursement	0.35%		0.28%	0.08%	0.05%	0.06%
Net investment income (g)	—	%(h)	—	0.77%	2.08%	3.05%
Net assets, end of period (000s)	$6,201		$5,178	$188,904	$262,145	$289,499

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Daily Class Shares	2011 (a)		2010 (b)(c)	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	0.0054	0.0182	0.0280
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(0.0054)	(0.0182)	(0.0280)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (e)(f)	0.03%		0.00%	0.54%	1.84%	2.84%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.32%		0.35%	0.73%	0.80%	0.80%
Waiver/Reimbursement	0.58%		0.53%	0.16%	0.05%	0.06%
Net investment income (g)	—	%(h)	—	0.62%	1.76%	2.80%
Net assets, end of period (000s)	$35,567		$273,194	$1,045,609	$1,772,303	$1,538,428

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

(h)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

19

Financial Highlights – BofA California Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Class Shares	2011 (a)	2010 (b)(c)	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.001	0.0010	0.0096	0.0238	0.0336
Less Distributions to Shareholders:
From net investment income	(0.001)	(0.0010)	(0.0096)	(0.0238)	(0.0336)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (d)(e)	0.11%	0.10%	0.96%	2.41%	3.41%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.23%	0.24%	0.28%	0.24%	0.24%
Waiver/Reimbursement	0.11%	0.08%	0.05%	0.05%	0.06%
Net investment income (f)	0.08%	0.10%	1.04%	2.28%	3.34%
Net assets, end of period (000s)	$110,499	$265,338	$447,721	$942,240	$540,951

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia California Tax-Exempt Reserves was renamed BofA California Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia California Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia California Tax-Exempt Reserves.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

20

Notes to Financial Statements – BofA California Tax-Exempt Reserves
August 31, 2011

Note 1. Organization

BofA California Tax-Exempt Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income exempt from federal income tax and California individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares and the Fund offers seven classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Investor Class, Daily Class, and Institutional Class shares. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Trust's Board of Trustees (the "Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

21

BofA California Tax-Exempt Reserves, August 31, 2011

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended August 31, 2011, permanent book and tax basis differences resulting primarily from prior year undistributed tax-exempt income were identified and reclassified among the components of the Fund's net assets as follows:

Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid-In Capital
$(80,317)	$—	$80,317

The tax character of distributions paid during the years ended August 31, 2011 and August 31, 2010 were as follows:

	August 31,
Distributions paid from	2011	2010
Tax-Exempt Income	$655,489	$985,063
Ordinary Income*	—	120

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

22

BofA California Tax-Exempt Reserves, August 31, 2011

As of August 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$368,726	$2,253	$—

The following capital loss carryforwards, determined as of August 31, 2011, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2018	$772,779

Capital loss carryforwards of $247,561 were utilized by the Fund during the year ended August 31, 2011.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA Advisors, LLC ("BofA"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. BofA receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and the other registered money market funds advised by BofA, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

BofA has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2011. There is no guarantee that this expense limitation will continue after December 31, 2011.

For the year ended August 31, 2011, the Fund's effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

BofA provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and the other registered money market funds advised by BofA, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

23

BofA California Tax-Exempt Reserves, August 31, 2011

Additionally, BofA has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. BofA pays State Street a fee for all services received under this agreement.

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street and BofA pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and BofA pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a transfer agency agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the year ended August 31, 2011, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of BOA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Liquidity Class, Investor Class and Daily Class shares of the Fund. The Distribution Plans adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class, Investor Class and Daily Class shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class shares	0.15%*	0.25%**
Investor Class shares	0.10%	0.10%
Daily Class shares	0.35%	0.35%
Servicing Plans:
Liquidity Class shares	0.15%*	0.25%**
Adviser Class shares	0.25%	0.25%
Investor Class shares	0.25%	0.25%
Daily Class shares	0.25%	0.25%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2011 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2011.

**  To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the combined total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Trust Class and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing

24

BofA California Tax-Exempt Reserves, August 31, 2011

agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Trust Class shares	0.10%	0.10%
Institutional Class shares	0.04%	0.04%

Fee Waivers and Expense Reimbursements

BofA and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2011 so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2011.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, BofA has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or BofA at any time.

BofA is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three-year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time the expenses to be recovered were incurred.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

At August 31, 2011, the amounts potentially recoverable by BofA pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the year
2014	2013	2012	recovery	ended 08/31/2011
$898,418	$1,486,821	$2,336,606	$4,721,845	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of BofA or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year. Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations.

The Trust's eligible Trustees may participate in a nonqualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible

25

BofA California Tax-Exempt Reserves, August 31, 2011

mutual funds selected by the participant or, if no funds are selected, on the rate of return of BofA Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes Trustees' fees deferred during the current period as well as any gains or losses on the Trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities.

On February 28, 2011, the Board voted to terminate the deferred compensation plans, with a distribution of balance owed to be paid out of Fund assets at a later date.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the year ended August 31, 2011, these custody credits reduced total expenses by $95 for the Fund.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the year ended August 31, 2011, the Fund did not borrow under this arrangement.

Note 7. Shareholder Concentration

As of August 31, 2011, 96.6% of the Fund's shares outstanding were beneficially owned by two shareholder accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion.

As of August 31, 2011, no other shareholders owned more than 5% of the outstanding shares of the Fund.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

Geographic Concentration Risk

The Fund had greater than 5% of its total net assets at August 31, 2011, invested in debt obligations issued by California and its political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of this state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Legal Proceedings

BofA Advisors, LLC and BofA Distributors, Inc. (collectively, the BofA Group) are subject to a settlement agreement with the New York Attorney General (NYAG) (the NYAG Settlement) and a settlement order with the SEC (the SEC Order) on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the BofA Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires BofA Advisors, LLC and its

26

BofA California Tax-Exempt Reserves, August 31, 2011

affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

27

Report of Independent Registered Public Accounting Firm

To the Trustees of BofA Funds Series Trust and Shareholders of BofA California Tax-Exempt Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BofA California Tax-Exempt Reserves (a series of BofA Funds Series Trust) at August 31, 2011, the results of its operations, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 21, 2011

28

Federal Income Tax Information (Unaudited) – BofA California Tax-Exempt Reserves

For the fiscal year ended August 31, 2011, 100.00% of the distributions from net investment income of the Fund qualifies as exempt interest dividends for federal income tax purposes. A portion of the income may be subject to federal alternative minimum tax.

The Fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

29

Shareholder Meeting Results (Unaudited) – BofA California Tax-Exempt Reserves

At a Joint Special Meeting of Shareholders held on June 14, 2011, shareholders of the Fund considered the proposal described below.

Proposal 1: Shareholders of BofA Funds Series Trust elected each of the nominees to serve on the Board of Trustees of BofA Funds Series Trust, each to hold office for an indefinite term, as follows:

Trustee	Votes For	Vote Withheld	Abstentions	Broker Non-Votes
Harrison M. Bains	35,268,401,836.97	1,018,853,621.15	76,329.00	0
Paul Glasserman	35,269,218,184.98	1,018,037,273.14	76,329.00	0
George J. Gorman	35,269,443,299.57	1,017,812,158.55	76,329.00	0
William A. Hawkins	35,260,759,691.42	1,026,495,766.70	76,329.00	0
R. Glenn Hilliard	35,267,344,715.95	1,019,910,742.17	76,329.00	0
William J. Kelly	35,269,788,358.07	1,017,467,100.05	76,329.00	0
Debra J. Perry	35,268,344,824.87	1,018,910,633.25	76,329.00	0

30

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the BofA Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the BofA Funds Series Trust.

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee/Director, Other Directorships Held
Harrison M. Bains (Born 1943)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Retired. Oversees 11 Funds. MGI Funds (7 funds); BG Medicine, Inc. (life sciences)

Paul Glasserman (Born 1962)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Jack R. Anderson Professor of Business—Columbia Business School, since 2000 (Senior Vice Dean, 2004-2008; Professor, 1995-2000); Visiting Scholar—Federal Reserve Bank of New York, from 2008 to 2010; Independent consultant to financial firms since 1995. Oversees 11 Funds. IQ Closed End-Funds (10 funds) (2004-2010).

George J. Gorman (Born 1952)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Senior Partner, Asset Management—Ernst & Young LLP, from 1988 to 2009. Oversees 11 Funds. Ashmore Funds (5 funds).

William A. Hawkins (Born 1942)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]	Managing Director—Overton Partners (financial consulting), August 2010 to present; Persident and Chief Executive Officer—California General Bank, N.A., from January 2008 through August 2010; oversees 11 Funds. Columbia Funds (146 funds).

R. Glenn Hilliard (Born 1943)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]	Chairman and Chief Executive Officer—Hilliard Group LLC (investing consultant), from 2003 through current; Non-Executive Director & Chairman—CNO Financial Group, Inc. (formerly Conseco, Inc.) (insurance), September 2003-May 2011; oversees 11 Funds. Columbia Funds (146 funds).

William J. Kelly (Born 1960)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Chief Executive Officer—Robeco Investment Management, from 2005 to 2008 (previously Chief Financial Officer, 2004-2005); oversees 11 Funds.

31

Fund Governance (continued)

Independent Trustees (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee/Director, Other Directorships Held
Debra Perry (Born 1951)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Managing Member—Perry Consulting LLC, since March 2008; Consultant—MBIA, since March 2008; oversees 11 Funds. Korn/Ferry International (recruiting). CNO Financial Group, Inc. (insurance) (2002-2011).

1  Includes service as trustees of Columbia Funds Series Trust, the predecessor trust.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 888-331-0904.

Officers

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Michael J. Pelzar (Born 1968)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 President (since 2010)	President, BofA Global Capital Management Group, LLC since May 2010; Managing Director and Head of Product Management, Columbia Management Advisors, LLC from 2007 to 2010; Head of Business Development and Mergers and Acquisitions for Global Wealth & Investment Management, Bank of America from 2006 to 2007; Managing Director and Partner, Kaufman & Company, LLC (bank) from 1998 to 2006.

Jeffrey R. Coleman (Born 1969)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Chief Financial Officer, Chief Accounting Officer (since 2010) and Treasurer (since 2009)	Managing Director of Fund Administration of the Advisor since May 2010; Director of Fund Administration of the Advisor since January 2006; Fund Controller from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August 2000 to September 2004.

Peter T. Fariel (Born 1957)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Secretary and Chief Legal Officer (since 2010)	Associate General Counsel, Bank of America since April 2005; Partner, Goodwin Procter LLP (law firm) prior to April 2005.

32

Fund Governance (continued)

Officers (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
James R. Bordewick (Born 1959)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President and Chief Compliance Officer (since 2010)	Chief Compliance Officer of the Advisor and Managing Director, Bank of America since May 2010; Associate General Counsel, Bank of America from April 2005 to May 2010; Chief Legal Officer, Secretary and Senior Vice President, Columbia Funds, April 2005 to April 2010; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April 2005.

Barry S. Vallan (Born 1969)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Deputy Treasurer (since 2010) and Controller (since 2006)	Director of Fund Administration of the Advisor since May 2010; Vice President—Fund Treasury since October 2004; Vice President—Trustee Reporting from April 2002 to October 2004.

Thomas Loeffler (Born 1959)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)	Chief Operating Officer, BofA Global Capital Management Group, LLC since May 2010; Chief Operating Officer, Fixed-Income and Liquidity Strategies, Columbia Management Advisors, LLC from 2004 to 2010.

Robert Fitzpatrick (Born 1971)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Secretary (since 2010)	Assistant General Counsel, Bank of America since May 2010; Assistant General Counsel, Columbia Management Advisors, LLC from 2004 to 2010; Legal Advisor, FleetBoston Financial Corporation from 2000 to 2004.

Patrick Campbell (Born 1957)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)	Director of Transfer Agency Oversight, BofA Global Capital Management Group, LLC since May 2010; Vice President of Transfer Agency Oversight and Business Intelligence/Data at Oppenheimer Funds, April 2004 through January 2009.

33

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 and additional reports will be sent to you. This report has been prepared for shareholders of the BofA California Tax-Exempt Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended August 31 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC, and a part of BofA Global Capital Management and an affiliate of Bank of America Corporation. BofA Global Capital Management is an investment division of Bank of America Corporation. BofA entities furnish investment management services and products for institutional and individual investors. BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

37

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

BofA California Tax-Exempt Reserves

Annual Report, August 31, 2011

© 2011 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 www.bofacapital.com

SHC-42/166206-0811 (10/11) 11/R5V1J3

BofATM Funds

Annual Report

August 31, 2011

BofA Cash Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	12

Statement of Operations	14

Statement of Changes in Net Assets	15

Financial Highlights	18

Notes to Financial Statements	30

Report of Independent Registered Public Accounting Firm	38

Federal Income Tax Information	39

Shareholder Meeting Results	40

Fund Governance	41

Important Information About This Report	45

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Cash Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

03/01/11 – 08/31/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,000.50	1,024.20	1.01	1.02	0.20
Trust Class Shares	1,000.00	1,000.00	1,000.00	1,023.79	1.41	1.43	0.28
Liquidity Class Shares	1,000.00	1,000.00	1,000.00	1,023.74	1.46	1.48	0.29
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,023.74	1.46	1.48	0.29
Investor Class Shares	1,000.00	1,000.00	1,000.00	1,023.69	1.51	1.53	0.30
Daily Class Shares	1,000.00	1,000.00	1,000.00	1,023.69	1.51	1.53	0.30
Class A Shares	1,000.00	1,000.00	1,000.00	1,023.74	1.46	1.48	0.29
Class B Shares	1,000.00	1,000.00	1,000.00	1,023.69	1.51	1.53	0.30
Class C Shares	1,000.00	1,000.00	1,000.00	1,023.74	1.46	1.48	0.29
Class Z Shares	1,000.00	1,000.00	1,000.50	1,024.20	1.01	1.02	0.20
Institutional Class Shares	1,000.00	1,000.00	1,000.30	1,024.00	1.21	1.22	0.24
Marsico Shares	1,000.00	1,000.00	1,000.00	1,023.74	1.46	1.48	0.29

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – BofA Cash Reserves

August 31, 2011

Certificates of Deposit – 35.1%
	Par ($)	Value ($)
Bank of Montreal
0.220% 11/08/11	89,000,000	89,000,000
0.340% 10/31/11	110,000,000	110,001,830
Bank of Nova Scotia
0.200% 11/02/11	83,646,000	83,646,000
Bank of Tokyo-Mitsubishi UFJ Ltd./NY
0.260% 09/09/11	111,000,000	111,000,000
0.300% 11/04/11	35,000,000	35,000,000
0.320% 11/28/11	77,502,000	77,502,000
Barclays Bank PLC
0.266% 10/03/11	109,270,000	109,270,000
0.301% 09/28/11	148,000,000	148,000,000
0.340% 11/17/11	40,000,000	40,000,000
0.350% 11/30/11	104,154,000	104,154,000
BNP Paribas
0.432% 09/06/11	152,125,000	152,125,000
0.446% 09/23/11	95,000,000	95,000,000
0.450% 09/12/11	121,000,000	121,000,000
0.540% 09/23/11	64,700,000	64,700,000
CIC London
0.360% 09/01/11	118,000,000	118,000,000
Credit Industriel et Commercial
0.290% 09/07/11	150,000,000	150,000,250
Credit Suisse NY
0.250% 11/04/11	95,000,000	95,000,000
0.270% 11/10/11	95,000,000	95,000,000
0.380% 02/10/12	144,000,000	144,000,000
DNB Norbank ASA
0.290% 11/08/11	70,000,000	70,000,000
National Australia Bank Ltd.
0.305% 11/28/11	180,000,000	180,002,197
0.320% 10/07/11	195,000,000	195,001,067
Nordea Bank Finland PLC
0.200% 10/07/11	105,770,000	105,770,000
0.240% 10/24/11	12,870,000	12,869,240
0.385% 02/06/12	95,000,000	95,000,000
Skandinaviska Enskilda Banken AB
0.280% 10/07/11	8,044,000	8,043,838
0.290% 10/07/11	25,000,000	24,999,998
Societe Generale
0.280% 09/01/11	215,000,000	215,000,000
0.300% 09/07/11	14,500,000	14,500,000
Sumitomo Mitsui Banking Corp./NY
0.290% 11/02/11	77,500,000	77,500,000
0.320% 12/01/11	82,000,000	82,000,000

	Par ($)	Value ($)
Svenska Handlesbanken
0.300% 10/27/11	92,600,000	92,600,719
0.305% 11/23/11	118,000,000	118,001,359
Toronto-Dominion
0.190% 10/24/11	68,000,000	68,000,000
0.320% 02/07/12	78,614,000	78,614,000
UBS AG/Stamford CT
0.295% 11/08/11	147,000,000	147,000,000
0.350% 12/02/11	81,000,000	81,000,000
Westpac Banking Corp./NY
0.290% 11/03/11	51,125,000	51,125,000
0.360% 02/03/12	51,692,000	51,692,000
Total Certificates of Deposit (cost of $3,711,118,498)		3,711,118,498
Asset-Backed Commercial Paper (a) – 20.6%
Alpine Securitization
0.340% 10/31/11 (b)	20,000,000	19,988,667
0.350% 10/31/11 (b)	13,700,000	13,692,008
Atlantis One Funding Corp.
0.370% 09/07/11 (b)	83,500,000	83,494,851
Cancara Asset Securitisation LLC
0.150% 09/01/11 (b)	113,000,000	113,000,000
FCAR Owner Trust
0.350% 01/03/12	255,750,000	255,441,679
0.350% 01/04/12	103,000,000	102,874,826
0.400% 11/07/11	50,200,000	50,162,629
Govco LLC
0.350% 11/22/11 (b)	49,890,000	49,850,227
Kells Funding LLC
0.276% 04/05/12 (10/05/11) (b)(c)(d)	92,500,000	92,500,000
0.283% 03/05/12 (09/06/11) (b)(c)(d)	45,000,000	45,000,000
0.297% 05/11/12 (09/15/11) (b)(c)(d)	114,500,000	114,498,817
0.326% 02/27/12 (11/15/11) (b)(c)(d)	128,000,000	128,000,000
0.326% 03/15/12 (11/15/11) (b)(c)(d)	128,000,000	128,000,000
0.342% 03/12/12 (09/01/11) (b)(c)(d)	76,700,000	76,700,000
Liberty Street Funding LLC
0.210% 11/03/11 (b)	44,332,000	44,315,708
MetLife Short Term Funding LLC
0.220% 10/31/11 (b)	9,004,000	9,000,699

See Accompanying Notes to Financial Statements.

2

BofA Cash Reserves

August 31, 2011

Asset-Backed Commercial Paper (a) (continued)
	Par ($)	Value ($)
0.240% 09/19/11 (b)	17,449,000	17,446,906
0.250% 10/03/11 (b)	28,400,000	28,393,689
0.280% 09/12/11 (b)	136,175,000	136,163,349
0.290% 09/06/11 (b)	95,600,000	95,596,149
Royal Park Investments Funding Corp.
0.500% 09/01/11 (b)	49,890,000	49,890,000
0.500% 09/07/11 (b)	11,010,000	11,009,083
0.500% 09/08/11 (b)	23,000,000	22,997,764
0.520% 09/14/11 (b)	65,000,000	64,987,794
0.530% 09/13/11 (b)	41,495,000	41,487,669
0.550% 09/13/11 (b)	44,577,000	44,568,828
0.570% 09/08/11 (b)	50,357,000	50,351,419
0.580% 09/06/11 (b)	100,731,000	100,722,886
Straight-A Funding LLC
0.300% 11/01/11 (b)	51,692,000	51,665,723
0.500% 10/05/11 (b)	3,000,000	2,998,583
Thunder Bay Funding LLC
0.300% 10/11/11 (b)	30,000,000	29,990,000
0.300% 12/01/11 (b)	29,900,000	29,877,326
Versailles Commercial Paper LLC
0.270% 09/01/11 (b)	25,000,000	25,000,000
0.270% 09/06/11 (b)	48,550,000	48,548,179
Total Asset-Backed Commercial Paper (cost of $2,178,215,458)		2,178,215,458
Commercial Paper (a) – 12.0%
BNZ International Funding Ltd.
0.230% 10/11/11 (b)	85,000,000	84,978,278
0.360% 01/13/12 (b)	12,000,000	11,983,920
0.400% 09/02/11 (b)	69,900,000	69,899,223
0.430% 02/13/12 (b)	41,000,000	40,919,196
Commonwealth Bank of Australia
0.330% 01/25/12 (b)	123,424,000	123,258,818
General Electric Capital Corp.
0.320% 12/08/11	95,500,000	95,416,809
0.320% 12/16/11	40,000,000	39,962,311
Prudential PLC
0.310% 11/09/11 (b)	49,000,000	48,970,886
Sanofi-Aventis SA
0.340% 09/12/11 (b)	55,550,000	55,544,229
Societe Generale North America, Inc.
0.320% 09/07/11	94,800,000	94,794,944
Swedbank
0.265% 10/12/11	135,000,000	134,959,256
0.325% 11/08/11	106,000,000	105,934,928

	Par ($)	Value ($)
0.330% 11/07/11	100,000,000	99,938,583
0.330% 11/09/11	10,000,000	9,993,675
Toyota Motor Credit Corp.
0.290% 12/01/11	54,750,000	54,709,865
Westpac Banking Corp.
0.222% 11/03/11 (09/05/11) (b)(c)(d)	84,000,000	84,000,000
0.300% 01/11/12 (b)	85,000,000	84,906,500
0.320% 10/03/11 (b)	18,100,000	18,094,852
0.552% 10/21/11 (b)	16,000,000	16,007,710
Total Commercial Paper (cost of $1,274,273,983)		1,274,273,983
Municipal Bonds (d)(e) – 7.1%
California – 0.2%
CA Metropolitan Water District of Southern California
Series 2000 B-4,
SPA: Wells Fargo Bank N.A. 0.140% 07/01/35 (09/07/11)	20,300,000	20,300,000
California Total		20,300,000
Colorado – 1.0%
CO Housing & Finance Authority
Multi-Family:
Series 1996, DPCE: FNMA 0.150% 10/15/16 (09/07/11)	7,060,000	7,060,000
Series 2003 A-1, SPA: FHLB 0.230% 10/01/33 (09/07/11)	10,125,000	10,125,000
Series 2003 A-2, SPA: FHLB 0.230% 10/01/33 (09/07/11)	6,800,000	6,800,000
Series 2004 A1, SPA: FHLB 0.180% 10/01/34 (09/07/11)	21,380,000	21,380,000
Series 2008 A1, SPA: FHLB 0.180% 04/01/29 (09/07/11)	14,670,000	14,670,000
Series 2008 C1, SPA: FHLB 0.220% 10/01/38 (09/07/11)	8,000,000	8,000,000

See Accompanying Notes to Financial Statements.

3

BofA Cash Reserves

August 31, 2011

Municipal Bonds (d)(e) (continued)
	Par ($)	Value ($)
Series 2001 AA1, LOC: FNMA, LOC: FHLMC 0.180% 05/01/41 (09/07/11)	2,465,000	2,465,000
Series 2005 B-1, SPA: FHLB 0.180% 04/01/40 (09/07/11)	6,775,000	6,775,000
Series 2006 CL1, SPA: FHLB 0.230% 11/01/36 (09/07/11)	2,005,000	2,005,000
Single Family:
Series 2002 A-1, SPA: FHLB 0.220% 11/01/13 (09/07/11)	1,410,000	1,410,000
Series 2002, LOC: FNMA, LOC: FHLMC 0.220% 11/01/36 (09/07/11)	2,825,000	2,825,000
Series 2003 A1, LOC: FNMA, LOC: FHLMC 0.220% 11/01/30 (09/07/11)	1,385,000	1,385,000
Series 2003 B1, LOC: FNMA, LOC: FHLMC 0.180% 11/01/33 (09/07/11)	980,000	980,000
Series 2006 B1, LOC: FNMA, LOC: FHLMC 0.180% 11/01/36 (09/07/11)	5,705,000	5,705,000
Series 2006 C1, LOC: FNMA, LOC: FHLMC 0.180% 11/01/36 (09/07/11)	5,700,000	5,700,000
Series 2007 C1, LOC: FNMA, LOC: FHLMC 0.180% 11/01/37 (09/07/11)	9,090,000	9,090,000

	Par ($)	Value ($)
CO Sheridan Redevelopment Agency
South Santa,
Series 2011, LOC: JPMorgan Chase Bank 0.350% 12/01/29 (09/01/11)	1,600,000	1,600,000
Colorado Total		107,975,000
Connecticut – 0.3%
CT Housing Finance Authority
Series 2001 D3, AMT,
SPA: Bank of Tokyo- Mitsubishi UFJ 0.320% 05/15/33 (09/01/11)	17,800,000	17,800,000
Series 2008 A5,
SPA: FHLB 0.180% 11/15/38 (09/01/11)	11,650,000	11,650,000
Series 2008 B4,
SPA: Landesbank Hessen-Thüringen 0.250% 11/15/38 (09/01/11)	6,560,000	6,560,000
Connecticut Total		36,010,000
Florida – 0.1%
FL Miami-Dade County Industrial Development Authority
South Florida Stadium,
Miami Stadium Project, Series 2007, LOC: TD Bank N.A. 0.200% 07/01/37 (09/01/11)	15,000,000	15,000,000
Florida Total		15,000,000
Illinois – 0.1%
IL Bridgeview
Series 2008 B1,
LOC: Northern Trust Co. 0.220% 12/01/38 (09/07/11)	7,500,000	7,500,000
Illinois Total		7,500,000

See Accompanying Notes to Financial Statements.

4

BofA Cash Reserves

August 31, 2011

Municipal Bonds (d)(e) (continued)
	Par ($)	Value ($)
Indiana – 0.0%
IN Rockport
AK Steel Corp.,
Series 1997 A, AMT, LOC: PNC Bank N.A. 0.190% 12/01/27 (09/07/11)	4,400,000	4,400,000
Indiana Total		4,400,000
Iowa – 0.1%
IA Finance Authority
Series 2004 B, AMT,
SPA: FHLB 0.240% 07/01/34 (09/01/11)	7,550,000	7,550,000
Series 2007 G,
SPA: FHLB 0.180% 01/01/38 (09/01/11)	2,395,000	2,395,000
Series 2009 G,
SPA: FHLB 0.180% 01/01/39 (09/01/11)	2,135,000	2,135,000
Iowa Total		12,080,000
Kentucky – 0.2%
KY Housing Corp.
Series 2006 W,
SPA: Lloyds TSB Bank PLC 0.370% 07/01/37 (09/07/11)	6,910,000	6,910,000
Series 2007 J,
SPA: Lloyds TSB Bank PLC 0.350% 07/01/37 (09/01/11)	6,800,000	6,800,000
Series 2007 O,
SPA: Lloyds TSB Bank PLC 0.350% 01/01/38 (09/01/11)	5,650,000	5,650,000
Kentucky Total		19,360,000

	Par ($)	Value ($)
Maryland – 0.0%
MD Easton
William Hill Manor, Inc.,
Series 2009 B, LOC: Branch Banking & Trust 0.300% 01/01/26 (09/01/11)	2,900,000	2,900,000
Maryland Total		2,900,000
Michigan – 0.3%
MI Housing Development Authority
Series 2007 G,
SPA: Bank of Nova Scotia 0.180% 12/01/38 (09/07/11)	27,100,000	27,100,000
Michigan Total		27,100,000
Minnesota – 0.0%
MN Housing Finance Agency
Residential Housing,
Series 2007 T, SPA: State Street Bank & Trust Co. 0.210% 07/01/48 (09/01/11)	925,000	925,000
MN Montrose
Lyman Lumber Co.,
Series 2001, LOC: U.S. Bank N.A. 0.180% 05/01/26 (09/01/11)	1,320,000	1,320,000
Minnesota Total		2,245,000
New Hampshire – 0.1%
NH Health & Education Facilities Authority
Dartmouth College,
Series 2007 C, SPA: JPMorgan Chase Bank 0.180% 06/01/41 (09/07/11)	11,635,000	11,635,000
New Hampshire Total		11,635,000

See Accompanying Notes to Financial Statements.

5

BofA Cash Reserves

August 31, 2011

Municipal Bonds (d)(e) (continued)
	Par ($)	Value ($)
New Mexico – 0.1%
NM Finance Authority
Series 2008,
LOC: Royal Bank of Canada 0.200% 12/15/26 (09/01/11)	7,000,000	7,000,000
New Mexico Total		7,000,000
New York – 1.2%
NY Housing Finance Agency
Midtown West 37th Street,
Series 2007, LOC: Landesbank Hessen-Thüringen 0.400% 11/01/41 (09/07/11)	23,200,000	23,200,000
Series 2010 A, LOC: JPMorgan Chase Bank 0.180% 05/01/40 (09/07/11)	10,000,000	10,000,000
NY New York City Housing Development Corp.
RBNB 20 Owner LLC,
Series 2006 B, LOC: Landesbank Hessen-Thüringen 0.400% 06/01/39 (09/07/11)	77,815,000	77,815,000
Verde Apartments,
Series 2010 A, LOC: JPMorgan Chase Bank 0.180% 01/01/16 (09/01/11)	15,890,000	15,890,000
New York Total		126,905,000
North Carolina – 0.1%
NC Catawba
Catawba Medical Center,
Series 2009, LOC: Branch Banking & Trust 0.290% 10/01/34 (09/01/11)	5,350,000	5,350,000
North Carolina Total		5,350,000

	Par ($)	Value ($)
North Dakota – 0.1%
ND Housing Finance Agency
Series 2005 A, AMT,
SPA: Lloyds TSB Bank PLC 0.190% 01/01/36 (09/07/11)	13,495,000	13,495,000
North Dakota Total		13,495,000
Oregon – 0.6%
OR Housing & Community Services Department
Mortgage Revenue,
Series 2004 L, AMT, SPA: State Street Bank & Trust Co. 0.190% 07/01/35 (09/07/11)	10,500,000	10,500,000
Series 2006 C, AMT, SPA: State Street Bank & Trust Co. 0.220% 07/01/36 (09/01/11)	5,000,000	5,000,000
Single Family:
Series 2004 C, AMT, SPA: State Street Bank & Trust Co. 0.190% 07/01/34 (09/07/11)	15,000,000	15,000,000
Series 2005 C, AMT, SPA: State Street Bank & Trust Co. 0.180% 07/01/35 (09/07/11)	10,500,000	10,500,000
Series 2006 F, AMT, SPA: State Street Bank & Trust Co. 0.200% 07/01/37 (09/01/11)	20,000,000	20,000,000
Oregon Total		61,000,000
Tennessee – 0.3%
TN Sullivan County Health Educational & Housing Facilities Board
Wellmont Health System,
Series 2005, LOC: JPMorgan Chase Bank 0.180% 09/01/32 (09/01/11)	28,625,000	28,625,000
Tennessee Total		28,625,000

See Accompanying Notes to Financial Statements.

6

BofA Cash Reserves

August 31, 2011

Municipal Bonds (d)(e) (continued)
	Par ($)	Value ($)
Texas – 1.5%
TX State
Small Business,
Series 2005 B, SPA: National Australia Bank 0.210% 06/01/45 (09/01/11)	3,025,000	3,025,000
Veterans Assistance,
Series 2004 I, SPA: JPMorgan Chase Bank 0.180% 12/01/24 (09/07/11)	7,700,000	7,700,000
Veterans Housing:
Series 1997 B-2, LIQ FAC: State Street Bank & Trust Co. 0.180% 12/01/29 (09/07/11)	5,000,000	5,000,000
Series 2003, AMT, SPA: Landesbank Hessen-Thüringen 0.220% 06/01/34 (09/07/11)	11,015,000	11,015,000
Series 2004, SPA: JPMorgan Chase Bank 0.180% 06/01/20 (09/07/11)	3,750,000	3,750,000
Series 2006 B, LIQ FAC: Landesbank Hessen-Thüringen 0.310% 12/01/26 (09/07/11)	8,390,000	8,390,000
Series 2009, SPA: JPMorgan Chase Bank 0.180% 06/01/31 (09/07/11)	9,515,000	9,515,000
Series 2010 B, SPA: Sumitomo Mitsui Banking 0.190% 12/01/31 (09/07/11)	11,920,000	11,920,000

	Par ($)	Value ($)
Veterans Land:
Series 2002 A, SPA: Landesbank Hessen-Thüringen 0.240% 12/01/32 (09/06/11)	6,500,000	6,500,000
Series 2004, SPA: State Street Bank & Trust Co. 0.200% 12/01/24 (09/06/11)	2,155,000	2,155,000
Series 2005, SPA: JPMorgan Chase Bank 0.180% 12/01/26 (09/07/11)	4,675,000	4,675,000
Series 2006 B, SPA: Landesbank Hessen-Thüringen 0.270% 12/01/26 (09/07/11)	7,545,000	7,545,000
Series 2006, AMT, SPA: JPMorgan Chase Bank 0.180% 12/01/27 (09/07/11)	8,205,000	8,205,000
Series 2011 A, SPA: JPMorgan Chase Bank 0.150% 06/01/41 (09/07/11)	68,995,000	68,995,000
Texas Total		158,390,000
Vermont – 0.2%
VT Educational & Health Buildings Financing Agency
Norwich University,
Series 2008, LOC: TD Bank N.A. 0.150% 09/01/38 (09/07/11)	20,000,000	20,000,000
Vermont Total		20,000,000
Washington – 0.2%
WA Housing Finance Commission
Spokane United Methodist Homes,
Rockwood Programs, Series 1999 B, LOC: Wells Fargo Bank N.A. 0.160% 01/01/30 (09/01/11)	3,625,000	3,625,000

See Accompanying Notes to Financial Statements.

7

BofA Cash Reserves

August 31, 2011

Municipal Bonds (d)(e) (continued)
	Par ($)	Value ($)
WA Port of Seattle
Series 2008, AMT,
LOC: Landesbank Hessen-Thüringen 0.350% 07/01/33 (09/07/11)	22,600,000	22,600,000
Washington Total		26,225,000
Wisconsin – 0.4%
WI Health & Educational Facilities Authority
Wheaton Franciscan Services,
Series 2007, LOC: PNC Bank N.A. 0.140% 08/15/36 (09/07/11)	24,800,000	24,800,000
WI Housing & Economic Development Authority
Series 2007 D,
SPA: Fortis Bank SA/NV: 0.230% 09/01/27 (09/07/11)	13,500,000	13,500,000
0.230% 09/01/34 (09/07/11)	5,050,000	5,050,000
Wisconsin Total		43,350,000
Total Municipal Bonds (cost of $756,845,000)		756,845,000
Government & Agency Obligations – 2.1%
U.S. Government Agencies – 2.1%
Federal Farm Credit Bank
0.226% 01/10/13 (09/10/11) (c)(d)	48,000,000	47,990,069
Federal Home Loan Bank
0.130% 02/24/12 (f)	42,200,000	42,193,961
Federal National Mortgage Association
0.243% 12/20/12 (09/20/11) (c)(d)	30,000,000	29,992,081
0.400% 02/01/13 (09/01/11) (c)(d)	100,300,000	100,276,179
U.S. Government Agencies Total		220,452,290
Total Government & Agency Obligations (cost of $220,452,290)		220,452,290
Time Deposit – 1.7%
Citibank N.A.
0.090% 09/01/11	178,702,000	178,702,000
Total Time Deposit (cost of $178,702,000)		178,702,000

Repurchase Agreements – 21.8%
	Par ($)	Value ($)
Repurchase agreement with Barclays Capital, dated 06/01/11, due 09/01/11 at 0.300%, collateralized by corporate bonds with various maturities to 01/27/20, market value $97,650,001 (repurchase proceeds $93,071,300)	93,000,000	93,000,000
Repurchase agreement with BNP Paribas, dated 08/31/11, due 09/01/11 at 0.230%, collateralized by corporate bonds with various maturities to 04/05/21, market value $111,300,000 (repurchase proceeds $106,000,677)	106,000,000	106,000,000
Repurchase agreement with Citibank N.A., dated 08/31/11, due 09/01/11 at 0.090%, collateralized by U.S. Government Agency obligations with various maturities to 06/01/41, market value $125,460,001 (repurchase proceeds $123,000,308)	123,000,000	123,000,000
Repurchase agreement with Credit Suisse First Boston, dated 08/02/11, due 10/03/11 at 0.480%, collateralized by corporate bonds with various maturities to 12/15/20, market value $68,250,041 (repurchase proceeds $65,053,733)	65,000,000	65,000,000
Repurchase agreement with Goldman Sachs, dated 08/31/11, due 09/01/11 at 0.060%, collateralized by U.S. Government Agency obligations with various maturities to 06/01/36, market value $54,060,091 (repurchase proceeds $53,000,088)	53,000,000	53,000,000

See Accompanying Notes to Financial Statements.

8

BofA Cash Reserves

August 31, 2011

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with Goldman Sachs, dated 08/31/11, due 09/07/11 at 0.200%, collateralized by U.S. Government Agency obligations with various maturities to 07/01/41 value $162,180,902 (repurchase proceeds $159,006,183)	159,000,000	159,000,000
Repurchase agreement with HSBC Securities USA, Inc., dated 08/31/11, due 09/01/11 at 0.220%, collateralized by corporate bonds with various maturities to 03/01/21, market value $216,307,020 (repurchase proceeds $206,001,259)	206,000,000	206,000,000
Repurchase agreement with HSBC Securities USA, Inc., dated 08/31/11, due 09/01/11 at 0.070%, collateralized by U.S. Government Agency obligations with various maturities to 11/01/25, market value $149,944,124 (repurchase proceeds $147,000,286)	147,000,000	147,000,000
Repurchase agreement with J.P. Morgan Securities, dated 08/29/11, due 09/06/11 at 0.280%, collateralized by corporate bonds with various maturities to 06/15/21, market value $166,955,251 (repurchase proceeds $159,009,893)	159,000,000	159,000,000
Repurchase agreement with J.P. Morgan Securities, dated 08/31/11, due 09/01/11 at 0.270%, collateralized by corporate bonds with various maturities to 01/17/17, market value $130,200,841 (repurchase proceeds $124,000,930)	124,000,000	124,000,000

	Par ($)	Value ($)
Repurchase agreement with Mizuho Securities USA, Inc., dated 08/31/11, due 09/01/11 at 0.080%, collateralized by U.S. Treasury obligations with various maturities to 02/15/21, market value $136,129,302 (repurchase proceeds $133,460,297)	133,460,000	133,460,000
Repurchase agreement with Mizuho Securities USA, Inc., dated 08/31/11, due 09/01/11 at 0.250%, collateralized by corporate bonds with various maturities to 06/01/21, market value $154,350,001 (repurchase proceeds $147,001,021)	147,000,000	147,000,000
Repurchase agreement with RBC Capital Markets, dated 08/10/11, due 11/08/11 at 0.460%, collateralized by corporate bonds with various maturities to 06/01/21, market value $167,539,858 (repurchase proceeds $159,182,850)	159,000,000	159,000,000
Repurchase agreement with RBC Capital Markets, dated 08/31/11, due 09/01/11 at 0.070%, collateralized by U.S. Government Agency obligations with various maturities to 09/01/41, market value $239,701,029 (repurchase proceeds $235,000,457)	235,000,000	235,000,000
Repurchase agreement with RBC Capital Markets, dated 08/31/11, due 09/01/11 at 0.220%, collateralized by certificates of deposit, commercial paper and corporate bonds with various maturities to 04/01/21, market value $276,640,001 (repurchase proceeds $266,001,626)	266,000,000	266,000,000

See Accompanying Notes to Financial Statements.

9

BofA Cash Reserves

August 31, 2011

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with UBS Securities LLC, dated 08/31/11, due 09/01/11 at 0.050%, collateralized by a U.S. Treasury obligation maturing 11/25/11, market value $64,260,072 (repurchase proceeds $63,000,088)	63,000,000	63,000,000
Repurchase agreement with UBS Securities LLC, dated 08/31/11, due 09/01/11 at 0.070%, collateralized by a U.S. Government Agency obligation maturing 01/01/41, market value $54,060,000 (repurchase proceeds $53,000,103)	53,000,000	53,000,000

	Par ($)	Value ($)
Repurchase agreement with UBS Securities LLC, dated 08/31/11, due 09/01/11 at 0.190%, collateralized by corporate bonds with various maturities to 04/11/16, market value $12,987,450 (repurchase proceeds $12,369,065)	12,369,000	12,369,000
Total Repurchase Agreements (cost of $2,303,829,000)		2,303,829,000
Total Investments – 100.4% (cost of $10,623,436,229) (g)		10,623,436,229
Other Assets & Liabilities, Net – (0.4)%		(43,389,306)
Net Assets – 100.0%		10,580,046,923

Notes to Investment Portfolio:

(a)  The rate shown represents the discount rate at the date of purchase.

(b)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2011, these securities, which are not illiquid, amounted to $2,408,299,936 or 22.8% of net assets for the Fund.

(c)  The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2011.

(d)  Parenthetical date represents the effective maturity date for the security.

(e)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2011.

(f)  The rate shown represents the annualized yield at the date of purchase.

(g)  Cost for federal income tax purposes is $10,623,436,229.

The following table summarizes the inputs used, as of August 31, 2011, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Certificates of Deposit	$—	$3,711,118,498	$—	$3,711,118,498
Total Asset-Backed Commercial Paper	—	2,178,215,458	—	2,178,215,458
Total Commercial Paper	—	1,274,273,983	—	1,274,273,983
Total Municipal Bonds	—	756,845,000	—	756,845,000
Total Government & Agency Obligations	—	220,452,290	—	220,452,290
Total Time Deposit	—	178,702,000	—	178,702,000
Total Repurchase Agreements	—	2,303,829,000	—	2,303,829,000
Total Investments	$—	$10,623,436,229	$—	$10,623,436,229

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the year ended August 31, 2011, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

See Accompanying Notes to Financial Statements.

10

BofA Cash Reserves

August 31, 2011

At August 31, 2011, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Certificates of Deposit	35.1
Asset-Backed Commercial Paper	20.6
Commercial Paper	12.0
Municipal Bonds	7.1
Government & Agency Obligations	2.1
Time Deposit	1.7
78.6
Repurchase Agreements	21.8
Other Assets & Liabilities, Net	(0.4)
100.0

Acronym	Name
AMT	Alternative Minimum Tax

DPCE	Direct Pay Credit Enhancement

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

11

Statement of Assets and Liabilities – BofA Cash Reserves
August 31, 2011

		($)
Assets	Investments, at amortized cost approximating value	8,319,607,229
	Repurchase agreements, at amortized cost approximating value	2,303,829,000
	Total investments, at value	10,623,436,229
	Cash	935
	Receivable for:
	Fund shares sold	160,732
	Interest	2,750,799
	Trustees' deferred compensation plan	109,373
	Prepaid expenses	195,755
	Total Assets	10,626,653,823
Liabilities	Expense reimbursement due to investment advisor	411,428
	Payable for:
	Investments purchased	41,487,669
	Fund shares repurchased	893,950
	Distributions	179,682
	Investment advisory fee	1,416,456
	Administration fee	366,056
	Pricing and bookkeeping fees	1,589
	Transfer agent fee	228,538
	Trustees' fees	173,832
	Custody fee	113,098
	Distribution and service fees	240,951
	Shareholder administration fee	104,648
	Chief compliance officer expenses	5,812
	Reports to shareholders	754,146
	Trustees' deferred compensation plan	109,373
	Other liabilities	119,672
	Total Liabilities	46,606,900
	Net Assets	10,580,046,923
Net Assets Consist of	Paid-in capital	10,578,041,479
	Undistributed net investment income	4,548,580
	Accumulated net realized loss	(2,543,136)
	Net Assets	10,580,046,923

See Accompanying Notes to Financial Statements.

12

Statement of Assets and Liabilities (continued) – BofA Cash Reserves
August 31, 2011

Capital Class Shares	Net assets	$4,638,454,141
	Shares outstanding	4,638,321,801
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$754,638,361
	Shares outstanding	754,617,956
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$116,540,191
	Shares outstanding	116,537,117
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$1,964,130,528
	Shares outstanding	1,964,077,607
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$30,707,093
	Shares outstanding	30,706,284
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$1,672,736,964
	Shares outstanding	1,672,691,011
	Net asset value per share	$1.00
Class A Shares	Net assets	$31,244,918
	Shares outstanding	31,244,077
	Net asset value per share	$1.00
Class B Shares	Net assets	$5,058,166
	Shares outstanding	5,058,028
	Net asset value per share	$1.00
Class C Shares	Net assets	$4,100,338
	Shares outstanding	4,100,226
	Net asset value per share	$1.00
Class Z Shares	Net assets	$353,702,462
	Shares outstanding	353,692,915
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$997,385,993
	Shares outstanding	997,354,143
	Net asset value per share	$1.00
Marsico Shares	Net assets	$11,347,768
	Shares outstanding	11,347,463
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

13

Statement of Operations – BofA Cash Reserves
For the Year Ended August 31, 2011

		($)
Investment Income	Interest	46,907,861
Expenses
	Investment advisory fee	22,276,607
	Administration fee	14,711,072
	Distribution fee:
	Investor Class Shares	49,745
	Daily Class Shares	11,615,512
	Class A Shares	42,207
	Class B Shares	59,874
	Class C Shares	46,659
	Service fee:
	Liquidity Class Shares	344,086
	Adviser Class Shares	7,497,471
	Investor Class Shares	124,363
	Daily Class Shares	8,296,795
	Class A Shares	105,516
	Class B Shares	19,958
	Class C Shares	15,552
	Marsico Shares	29,817
	Shareholder administration fee:
	Trust Class Shares	825,706
	Class A Shares	42,210
	Class B Shares	7,983
	Class C Shares	6,222
	Institutional Class Shares	509,449
	Marsico Shares	11,928
	Pricing and bookkeeping fees	189,649
	Transfer agent fee	955,258
	Trustees' fees	99,007
	Custody fee	398,830
	Chief compliance officer expenses	30,863
	Other expenses	2,325,115
	Total Expenses	70,637,454
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(11,280,667)
	Fees waived by distributor:
	Trust Class Shares	(63,597)
	Liquidity Class Shares	(189,502)
	Adviser Class Shares	(4,019,282)
	Investor Class Shares	(116,523)
	Daily Class Shares	(15,844,374)
	Class A Shares	(141,180)
	Class B Shares	(78,404)
	Class C Shares	(61,155)
	Institutional Class Shares	(49)
	Marsico Shares	(28,194)
	Expense reductions	(2,246)
	Net Expenses	38,812,281
	Net Investment Income	8,095,580
	Net realized gain on investments	231,139
	Net Increase Resulting from Operations	8,326,719

See Accompanying Notes to Financial Statements.

14

Statement of Changes in Net Assets – BofA Cash Reserves

Increase (Decrease) in Net Assets		Year Ended August 31, 2011 ($)	Year Ended August 31, 2010 ($)
Operations	Net investment income	8,095,580	13,503,078
	Net realized gain on investments	231,139	33,139,299
	Change in unrealized appreciation (depreciation) on Capital Support Agreement (See Note 3)	—	(599,700,000)
	Net change in unrealized appreciation (depreciation) on investments	—	712,350,572
	Net increase resulting from operations	8,326,719	159,292,949
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(6,519,706)	(10,671,326)
	Trust Class Shares	(173,420)	(296,846)
	Liquidity Class Shares	(3,115)	(22,006)
	Class Z Shares	(442,021)	(696,008)
	Institutional Class Shares	(957,527)	(1,816,683)
	Total distributions to shareholders	(8,095,789)	(13,502,869)
	Net Capital Stock Transactions	(11,019,836,995)	(12,588,021,921)
	Contribution from advisor (See Note 3)	—	21,755,102
	Total decrease in net assets	(11,019,606,065)	(12,420,476,739)
Net Assets	Beginning of period	21,599,652,988	34,020,129,727
	End of period	10,580,046,923	21,599,652,988
	Undistributed net investment income at end of period	4,548,580	4,583,153

See Accompanying Notes to Financial Statements.

15

Statement of Changes in Net Assets (continued) – BofA Cash Reserves

	Capital Stock Activity
	Year Ended August 31,
	2011		2010
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares
Subscriptions	27,144,938,217	27,144,938,217	25,504,477,332	25,504,477,332
Distributions reinvested	2,937,057	2,937,057	5,620,884	5,620,884
Redemptions	(29,258,503,274)	(29,258,503,274)	(28,217,670,079)	(28,217,670,079)
Net decrease	(2,110,628,000)	(2,110,628,000)	(2,707,571,863)	(2,707,571,863)
Trust Class Shares
Subscriptions	1,094,074,671	1,094,074,671	859,646,215	859,646,215
Proceeds received in connection with merger	—	—	301,962,695	301,962,695
Distributions reinvested	7,342	7,342	10,504	10,504
Redemptions	(1,286,374,689)	(1,286,374,689)	(1,154,227,205)	(1,154,227,205)
Net increase (decrease)	(192,292,676)	(192,292,676)	7,392,209	7,392,209
Liquidity Class Shares
Subscriptions	253,944,365	253,944,365	520,976,849	520,976,849
Distributions reinvested	3,032	3,032	20,456	20,456
Redemptions	(312,073,960)	(312,073,960)	(811,758,447)	(811,758,447)
Net decrease	(58,126,563)	(58,126,563)	(290,761,142)	(290,761,142)
Adviser Class Shares
Subscriptions	9,483,145,932	9,483,145,932	13,827,478,721	13,827,478,721
Redemptions	(11,881,199,893)	(11,881,199,893)	(16,260,548,949)	(16,260,548,949)
Net decrease	(2,398,053,961)	(2,398,053,961)	(2,433,070,228)	(2,433,070,228)
Investor Class Shares
Subscriptions	45,373,746	45,373,746	464,840,381	464,840,381
Redemptions	(85,246,486)	(85,246,486)	(777,073,731)	(777,073,731)
Net decrease	(39,872,740)	(39,872,740)	(312,233,350)	(312,233,350)
Daily Class Shares
Subscriptions	1,660,789,491	1,660,789,491	3,317,973,582	3,317,973,582
Redemptions	(7,085,231,607)	(7,085,231,607)	(8,925,544,537)	(8,925,544,537)
Net decrease	(5,424,442,116)	(5,424,442,116)	(5,607,570,955)	(5,607,570,955)
Class A Shares
Subscriptions	6,399,021	6,399,021	345,002,959	345,002,959
Redemptions	(31,460,118)	(31,460,118)	(672,613,405)	(672,613,405)
Net decrease	(25,061,097)	(25,061,097)	(327,610,446)	(327,610,446)
Class B Shares
Subscriptions	—	—	3,800,015	3,800,015
Redemptions	(6,571,952)	(6,571,952)	(38,470,912)	(38,470,913)
Net decrease	(6,571,952)	(6,571,952)	(34,670,897)	(34,670,898)
Class C Shares
Subscriptions	19,419	19,419	4,965,150	4,965,150
Redemptions	(4,624,127)	(4,624,127)	(16,089,951)	(16,089,951)
Net decrease	(4,604,708)	(4,604,708)	(11,124,801)	(11,124,801)

See Accompanying Notes to Financial Statements.

16

Statement of Changes in Net Assets (continued) – BofA Cash Reserves

	Capital Stock Activity
	Year Ended August 31,
	2011		2010
	Shares	Dollars ($)	Shares	Dollars ($)
Class Z Shares
Subscriptions	66,472,467	66,472,467	113,424,028	113,424,028
Distributions reinvested	430,496	430,496	671,003	671,003
Redemptions	(149,409,718)	(149,409,718)	(291,374,401)	(291,374,401)
Net decrease	(82,506,755)	(82,506,755)	(177,279,370)	(177,279,370)
Institutional Class Shares
Subscriptions	6,288,641,628	6,288,641,628	7,011,113,283	7,011,113,283
Distributions reinvested	707,879	707,879	1,676,500	1,676,500
Redemptions	(6,964,264,202)	(6,964,264,202)	(7,701,831,705)	(7,701,831,705)
Net decrease	(674,914,695)	(674,914,695)	(689,041,922)	(689,041,922)
Marsico Shares
Subscriptions	6,266,182	6,266,182	5,355,192	5,355,192
Redemptions	(9,027,914)	(9,027,914)	(9,834,347)	(9,834,347)
Net decrease	(2,761,732)	(2,761,732)	(4,479,155)	(4,479,155)

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Capital Class Shares	2011 (a)	2010 (b)(c)		2009		2008		2007
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.001	—	(d)	0.01		0.04		0.05
Net realized and unrealized loss on investments and Capital Support Agreement	— (e)	—	(d)	—	(d)	—	(d)	— (d)
Total from investment operations	0.001	—	(d)	0.01		0.04		0.05
Less Distributions to Shareholders:
From net investment income	(0.001)	—	(d)	(0.01)		(0.04)		(0.05)
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.11%	0.13%		1.13	%(h)	3.72	%(h)	5.30%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.20%	0.21%		0.26%		0.20%		0.20%
Waiver/Reimbursement	0.08%	0.07%		0.05%		0.05%		0.06%
Net investment income (i)	0.11%	0.13%		1.10%		3.76%		5.17%
Net assets, end of period (000s)	$4,638,454	$6,748,972		$9,410,196		$10,543,052		$13,992,967

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  Rounds to less than $0.01 per share.

(e)  Rounds to less than $0.001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.11)% and 2.73%, respectively.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Trust Class Shares	2011 (a)		2010 (b)(c)		2009		2008		2007
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(e)	0.01		0.04		0.05
Net realized and unrealized loss on investments and Capital Support Agreement	—	(d)	—	(e)	—	(e)	—	(e)	— (e)
Total from investment operations	—	(d)	—	(e)	0.01		0.04		0.05
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(e)	(0.01)		(0.04)		(0.05)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.02%		0.04%		1.03	%(h)	3.62	%(h)	5.19%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.29%		0.30%		0.36%		0.30%		0.30%
Waiver/Reimbursement	0.09%		0.08%		0.05%		0.05%		0.06%
Net investment income (i)	0.02%		0.04%		1.14%		3.72%		5.07%
Net assets, end of period (000s)	$754,638		$946,914		$934,916		$1,721,466		$2,737,087

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.21)% and 2.63%, respectively.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

19

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Liquidity Class Shares	2011 (a)		2010 (b)(c)		2009		2008		2007
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(e)	0.01		0.04		0.05
Net realized and unrealized loss on investments and Capital Support Agreement	—	(d)	—	(e)	—	(e)	—	(e)	— (e)
Total from investment operations	—	(d)	—	(e)	0.01		0.04		0.05
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(e)	(0.01)		(0.04)		(0.05)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.00	%(h)	0.01%		0.98	%(i)	3.57	%(i)	5.14%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.31%		0.33%		0.41%		0.35%		0.35%
Waiver/Reimbursement	0.22%		0.20%		0.15%		0.15%		0.16%
Net investment income (j)	—	%(h)	0.01%		1.07%		3.64%		5.02%
Net assets, end of period (000s)	$116,540		$174,664		$463,145		$811,513		$1,220,566

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.26)% and 2.58%, respectively.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

20

Financial Highlights – BofA Cash Reserves

Selected date for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Adviser Class Shares	2011 (a)	2010 (b)(c)	2009		2008		2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	—	0.01		0.03		0.05
Net realized and unrealized loss on investments and Capital Support Agreement	— (d)	— (e)	—	(e)	—	(e)	— (e)
Total from investment operations	— (d)	— (e)	0.01		0.03		0.05
Less Distributions to Shareholders:
From net investment income	—	—	(0.01)		(0.03)		(0.05)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00		$1.00
Total return (f)(g)	0.00%	0.00%	0.89	%(h)	3.46	%(h)	5.04%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.32%	0.34%	0.50%		0.45%		0.45%
Waiver/Reimbursement	0.21%	0.19%	0.06%		0.05%		0.06%
Net investment income (i)	—	—	1.03%		3.51%		4.92%
Net assets, end of period (000s)	$1,964,131	$4,362,143	$6,761,914		$13,868,350		$18,357,646

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.35)% and 2.47%, respectively.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

21

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Investor Class Shares	2011 (a)	2010 (b)(c)	2009		2008		2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	—	0.01		0.03		0.05
Net realized and unrealized loss on investments and Capital Support Agreement	— (d)	— (e)	—	(e)	—	(e)	— (e)
Total from investment operations	— (d)	— (e)	0.01		0.03		0.05
Less Distributions to Shareholders:
From net investment income	—	—	(0.01)		(0.03)		(0.05)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00		$1.00
Total return (f)(g)	0.00%	0.00%	0.81	%(h)	3.36	%(h)	4.93%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.32%	0.33%	0.59%		0.55%		0.55%
Waiver/Reimbursement	0.31%	0.30%	0.07%		0.05%		0.06%
Net investment income (i)	—	—	0.91%		3.43%		4.82%
Net assets, end of period (000s)	$30,707	$70,579	$380,937		$696,449		$1,111,861

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.43)% and 2.37%, respectively.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

22

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Daily Class Shares	2011 (a)	2010 (b)(c)	2009		2008		2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	—	0.01		0.03		0.05
Net realized and unrealized loss on investments and Capital Support Agreement	— (d)	— (e)	—	(e)	—	(e)	— (e)
Total from investment operations	— (d)	— (e)	0.01		0.03		0.05
Less Distributions to Shareholders:
From net investment income	—	—	(0.01)		(0.03)		(0.05)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00		$1.00
Total return (f)(g)	0.00%	0.00%	0.65	%(h)	3.10	%(h)	4.67%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.32%	0.34%	0.75%		0.80%		0.80%
Waiver/Reimbursement	0.56%	0.54%	0.16%		0.05%		0.06%
Net investment income (i)	—	—	0.71%		3.07%		4.57%
Net assets, end of period (000s)	$1,672,737	$7,097,157	$12,642,466		$17,730,933		$20,080,558

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.59)% and 2.12%, respectively.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

23

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Class A Shares	2011 (a)	2010 (b)(c)	2009		2008		2007 (d)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	—	0.01		0.03		0.05
Net realized and unrealized loss on investments and Capital Support Agreement	— (e)	— (f)	—	(f)	—	(f)	— (f)
Total from investment operations	— (e)	— (f)	0.01		0.03		0.05
Less Distributions to Shareholders:
From net investment income	—	—	(0.01)		(0.03)		(0.05)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00		$1.00
Total return (g)(h)	0.00%	0.00%	0.74	%(i)(j)	3.26	%(i)(j)	4.83%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.32%	0.33%	0.66%		0.65%		0.65%
Waiver/Reimbursement	0.41%	0.40%	0.10%		0.05%		0.06%
Net investment income (k)	—	—	0.94	%(i)	3.03	%(i)	4.73%
Net assets, end of period (000s)	$31,245	$56,305	$382,035		$692,142		$391,997

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  On May 30, 2007, Market Class shares were exchanged for Class A shares.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.01 per share.

(g)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.50)% and 2.27%, respectively.

(j)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

24

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Class B Shares	2011 (a)	2010 (b)(c)	2009		2008		2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	—	—	(e)	0.03		0.04
Net realized and unrealized loss on investments and Capital Support Agreement	— (d)	— (e)	—	(e)	—	(e)	— (e)
Total from investment operations	— (d)	— (e)	—	(e)	0.03		0.04
Less Distributions to Shareholders:
From net investment income	—	—	—	(e)	(0.03)		(0.04)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00		$1.00
Total return (f)(g)	0.00%	0.00%	0.41	%(h)	2.58	%(h)	4.15%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.32%	0.33%	0.99%		1.30%		1.30%
Waiver/Reimbursement	1.06%	1.05%	0.42%		0.05%		0.06%
Net investment income (i)	—	—	0.41%		2.54%		4.08%
Net assets, end of period (000s)	$5,058	$11,630	$46,074		$47,315		$51,015

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.83)% and 1.60%, respectively.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

25

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Class C Shares	2011 (a)	2010 (b)(c)	2009		2008		2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	—	—	(e)	0.03		0.04
Net realized and unrealized loss on investments and Capital Support Agreement	— (d)	— (e)	—	(e)	—	(e)	— (e)
Total from investment operations	— (d)	— (e)	—	(e)	0.03		0.04
Less Distributions to Shareholders:
From net investment income	—	—	—	(e)	(0.03)		(0.04)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00		$1.00
Total return (f)(g)	0.00%	0.00%	0.41	%(h)	2.58	%(h)(i)	4.18%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.32%	0.34%	1.00%		1.30%		1.30%
Waiver/Reimbursement	1.06%	1.04%	0.41%		0.05%		0.06%
Net investment income (j)	—	—	0.40%		2.33	%(i)	4.08%
Net assets, end of period (000s)	$4,100	$8,705	$19,733		$16,015		$8,282

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.84)% and 1.60%, respectively.

(i)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

26

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Class Z Shares	2011 (a)	2010 (b)(c)		2009		2008		2007
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.001	—	(e)	0.01		0.04		0.05
Net realized and unrealized loss on investments and Capital Support Agreement	— (d)	—	(e)	—	(e)	—	(e)	— (e)
Total from investment operations	0.001	—	(e)	0.01		0.04		0.05
Less Distributions to Shareholders:
From net investment income	(0.001)	—	(e)	(0.01)		(0.04)		(0.05)
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.11%	0.13%		1.13	%(h)	3.72	%(h)	5.30%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.20%	0.21%		0.26%		0.20%		0.20%
Waiver/Reimbursement	0.08%	0.07%		0.05%		0.05%		0.06%
Net investment income (i)	0.11%	0.13%		1.15%		3.67%		5.18%
Net assets, end of period (000s)	$353,702	$436,201		$610,474		$674,440		$707,426

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.11)% and 2.73%, respectively.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

27

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Class Shares	2011 (a)	2010 (b)(c)		2009		2008		2007
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.001	—	(e)	0.01		0.04		0.05
Net realized and unrealized loss on investments and Capital Support Agreement	— (d)	—	(e)	—	(e)	—	(e)	— (e)
Total from investment operations	0.001	—	(e)	0.01		0.04		0.05
Less Distributions to Shareholders:
From net investment income	(0.001)	—	(e)	(0.01)		(0.04)		(0.05)
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.07%	0.09%		1.09	%(h)	3.68	%(h)	5.25%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.24%	0.25%		0.30%		0.24%		0.24%
Waiver/Reimbursement	0.08%	0.07%		0.05%		0.05%		0.06%
Net investment income (i)	0.08%	0.09%		1.20%		3.79%		5.13%
Net assets, end of period (000s)	$997,386	$1,672,273		$2,349,743		$4,450,313		$6,919,396

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.15)% and 2.69%, respectively.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

28

Financial Highlights – BofA Cash Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Marsico Shares	2011 (a)	2010 (b)(c)	2009		2008		2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	—	0.01		0.03		0.05
Net realized and unrealized loss on investments and Capital Support Agreement	— (d)	— (e)	—	(e)	—	(e)	— (e)
Total from investment operations	— (d)	— (e)	0.01		0.03		0.05
Less Distributions to Shareholders:
From net investment income	—	—	(0.01)		(0.03)		(0.05)
Net Asset Value, End of Period	$1.00	$1.00	$1.00		$1.00		$1.00
Total return (f)(g)	0.00%	0.00%	0.81	%(h)	3.36	%(h)(i)	4.93%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.31%	0.34%	0.58%		0.55%		0.55%
Waiver/Reimbursement	0.32%	0.29%	0.08%		0.05%		0.06%
Net investment income (j)	—	—	0.84%		3.15	%(i)	4.82%
Net assets, end of period (000s)	$11,348	$14,109	$18,497		$22,075		$12,947

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Cash Reserves was renamed BofA Cash Reserves.

(c)  On December 31, 2009, Columbia Cash Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Cash Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Had affiliates of the investment advisor not reimbursed the Fund for realized losses on securities and not provided capital support, total return at August 31, 2009 and August 31, 2008 would have been (1.43)% and 2.37%, respectively.

(i)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

29

Notes to Financial Statements – BofA Cash Reserves
August 31, 2011

Note 1. Organization

BofA Cash Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers twelve classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Investor Class, Daily Class, Class A, Class B, Class C, Class Z, Institutional Class and Marsico shares. Each class of shares is offered continuously at net asset value. The Fund no longer accepts investments from new or existing investors in the Fund's Class B shares, except in connection with the reinvestment of any dividend and/or capital gain distributions in Class B shares of the Fund.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Trust's Board of Trustees (the "Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used.

30

BofA Cash Reserves, August 31, 2011

Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that BofA Advisors, LLC ("BofA"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. BofA is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract,

31

BofA Cash Reserves, August 31, 2011

the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Capital Support

On October 5, 2009, an affiliate of BofA purchased certain securities owned by the Fund. In addition, on October 8, 2009, an affiliate of BofA made a capital contribution to the Fund of $21,755,102.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended August 31, 2011, permanent book and tax basis differences resulting primarily from differing treatments for partnership adjustments were identified and reclassified among the components of the Fund's net assets as follows:

Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid-In Capital
$(34,364)	$808,438	$(774,074)

The tax character of distributions paid during the years ended August 31, 2011 and August 31, 2010 was as follows:

	August 31,
Distributions paid from	2011	2010
Ordinary Income*	$8,095,789	$13,502,869

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

As of August 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$—	$4,804,363	$—

Capital loss carryforwards of $235,211 were utilized by the Fund during the year ended August 31, 2011.

The following capital loss carryforwards, determined as of August 31, 2011, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2017	$2,539,064

Under current tax rules, certain currency and capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. As of August 31, 2011, post-October capital losses of $4,072 attributed to security transactions were deferred to September 1, 2011.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior

32

BofA Cash Reserves, August 31, 2011

three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. BofA receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and the other registered money market funds advised by BofA, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

BofA has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2011. There is no guarantee that this expense limitation will continue after December 31, 2011.

For the year ended August 31, 2011, the Fund's effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

BofA provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and the other registered money market funds advised by BofA, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, BofA has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. BofA pays State Street a fee for all services received under this agreement.

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street and BofA pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and BofA pursuant to which State Street provided accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a transfer agency agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the year ended August 31, 2011, no minimum account balance fees were charged by the Fund.

33

BofA Cash Reserves, August 31, 2011

Distribution and Service Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of BOA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Liquidity Class, Investor Class, Daily Class, Class A, Class B, and Class C shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class, Investor Class, Daily Class, Class A, Class B, Class C and Marsico shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class shares	0.15%*	0.25%**
Investor Class shares	0.10%	0.10%
Daily Class shares	0.35%	0.35%
Class A shares	0.10%	0.10%
Class B shares	0.75%	0.75%
Class C shares	0.75%	0.75%
Servicing Plans:
Liquidity Class shares	0.15%*	0.25%**
Adviser Class shares	0.25%	0.25%
Investor Class shares	0.25%	0.25%
Daily Class shares	0.25%	0.25%
Class A shares	0.25%	0.25%
Class B shares	0.25%	0.25%
Class C shares	0.25%	0.25%
Marsico shares	0.25%	0.25%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2011 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2011.

**  To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the combined total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Trust Class, Class A, Class B, Class C, Marsico and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor. The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Trust Class shares	0.10%	0.10%
Class A shares	0.10%	0.10%
Class B shares	0.10%	0.10%
Class C shares	0.10%	0.10%
Marsico shares	0.10%	0.10%
Institutional Class shares	0.04%	0.04%

Fee Waivers and Expense Reimbursements

BofA and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2011, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net

34

BofA Cash Reserves, August 31, 2011

assets. There is no guarantee that this expense limitation will continue after December 31, 2011.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, BofA has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or BofA at any time.

BofA is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three-year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time the expenses to be recovered were incurred.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

At August 31, 2011, the amounts potentially recoverable by BofA pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the year
2014	2013	2012	recovery	ended 08/31/2011
$11,280,667	$19,267,225	$23,852,318	$54,400,210	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of BofA or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of BofA Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes Trustees' fees deferred during the current period as well as any gains or losses on the Trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities.

The deferred compensation plan may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. On February 28, 2011, the Board voted to terminate the deferred compensation plans, with a distribution of balances owed to be paid out of Fund assets at a later date.

Note 6. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense

35

BofA Cash Reserves, August 31, 2011

reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the year ended August 31, 2011, these custody credits reduced total expenses by $2,246 for the Fund.

Note 7. Line of Credit

The Fund and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the year ended August 31, 2011, the Fund did not borrow under this arrangement.

Note 8. Shareholder Concentration

As of August 31, 2011, the Fund had four shareholder accounts that held 86.1% of the shares outstanding over which BOA and/or any of its affiliates did not have investment discretion.

As of August 31, 2011, no other shareholders owned more than 5% of the outstanding shares of the Fund.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 9. Significant Risks and Contingencies

Securities Risk

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Fund is subject to mortgage-related risk. The value of mortgage-backed securities can fall if the owners of the underlying mortgages default or pay off their mortgages sooner than expected, which could happen when interest rates fall, or pay off their mortgages later than expected, which could happen when interest rates rise.

The Fund is subject to asset-backed securities risk. Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Fund's asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the underlying securities or the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

Legal Proceedings

BofA Advisors, LLC and BofA Distributors, Inc. (collectively, the BofA Group) are subject to a settlement agreement with the New York Attorney General (NYAG) (the NYAG Settlement) and a settlement order with the SEC (the SEC Order) on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the BofA Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires BofA Advisors, LLC and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain

36

BofA Cash Reserves, August 31, 2011

governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Note 10. Subsequent Event

On April 25, 2011, the Board approved a plan to modify certain BofA Funds' share class offerings through a variety of terminations, conversions, additions, re-openings and re-namings. These modifications resulted in the following changes to the Fund's share class offerings, effective after the close of business on September 30, 2011:

•  Class A shares were re-named Investor II Class shares;

•  Class B and Class C shares were converted to Investor II Class shares; and

•  Class Z shares were converted to Institutional Capital shares, a new class of shares of the Fund.

37

Report of Independent Registered Public Accounting Firm

To the Trustees of BofA Funds Series Trust and Shareholders of BofA Cash Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BofA Cash Reserves (the "Fund") (a series of BofA Funds Series Trust) at August 31, 2011, the results of its operations, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 21, 2011

38

Federal Income Tax Information (Unaudited) – BofA Cash Reserves

The Fund designates the maximum allowable as qualified interest income for nonresident alien shareholders, as provided in the American Jobs Creation Act of 2004.

The Fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

39

Shareholder Meeting Results (Unaudited) – BofA Cash Reserves

At a Joint Special Meeting of Shareholders held on June 14, 2011, shareholders of the Fund considered the proposals described below.

Proposal 1: Shareholders of BofA Funds Series Trust elected each of the nominees to serve on the Board of Trustees of BofA Funds Series Trust, each to hold office for an indefinite term, as follows:

Trustee	Votes For	Vote Withheld	Abstentions	Broker Non-Votes
Harrison M. Bains	35,268,401,836.97	1,018,853,621.15	76,329.00	0
Paul Glasserman	35,269,218,184.98	1,018,037,273.14	76,329.00	0
George J. Gorman	35,269,443,299.57	1,017,812,158.55	76,329.00	0
William A. Hawkins	35,260,759,691.42	1,026,495,766.70	76,329.00	0
R. Glenn Hilliard	35,267,344,715.95	1,019,910,742.17	76,329.00	0
William J. Kelly	35,269,788,358.07	1,017,467,100.05	76,329.00	0
Debra J. Perry	35,268,344,824.87	1,018,910,633.25	76,329.00	0

Proposal 2: Shareholders of BofA Cash Reserves approved a clarification that the Fund's fundamental concentration policy permits it to concentrate in certain bank obligations, as follows:

Votes For	Vote Withheld	Abstentions	Broker Non-Votes
8,012,995,439.37	76,399,474.71	253,087,886.31	2,961,947,163.00

40

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the BofA Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the BofA Funds Series Trust.

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee/Director, Other Directorships Held
Harrison M. Bains (Born 1943)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Retired. Oversees 11 Funds. MGI Funds (7 funds); BG Medicine, Inc. (life sciences)

Paul Glasserman (Born 1962)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Jack R. Anderson Professor of Business—Columbia Business School, since 2000 (Senior Vice Dean, 2004-2008; Professor, 1995-2000); Visiting Scholar—Federal Reserve Bank of New York, from 2008 to 2010; Independent consultant to financial firms since 1995. Oversees 11 Funds. IQ Closed End-Funds (10 funds) (2004-2010).

George J. Gorman (Born 1952)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Senior Partner, Asset Management—Ernst & Young LLP, from 1988 to 2009. Oversees 11 Funds. Ashmore Funds (5 funds).

William A. Hawkins (Born 1942)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]	Managing Director—Overton Partners (financial consulting), August 2010 to present; Persident and Chief Executive Officer—California General Bank, N.A., from January 2008 through August 2010; oversees 11 Funds. Columbia Funds (146 funds).

R. Glenn Hilliard (Born 1943)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]	Chairman and Chief Executive Officer—Hilliard Group LLC (investing consultant), from 2003 through current; Non-Executive Director & Chairman—CNO Financial Group, Inc. (formerly Conseco, Inc.) (insurance), September 2003-May 2011; oversees 11 Funds. Columbia Funds (146 funds).

William J. Kelly (Born 1960)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Chief Executive Officer—Robeco Investment Management, from 2005 to 2008 (previously Chief Financial Officer, 2004-2005); oversees 11 Funds.

41

Fund Governance (continued)

Independent Trustees (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee/Director, Other Directorships Held
Debra Perry (Born 1951)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Managing Member—Perry Consulting LLC, since March 2008; Consultant—MBIA, since March 2008; oversees 11 Funds. Korn/Ferry International (recruiting). CNO Financial Group, Inc. (insurance) (2002-2011).

1  Includes service as trustees of Columbia Funds Series Trust, the predecessor trust.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 888-331-0904.

Officers

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Michael J. Pelzar (Born 1968)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 President (since 2010)	President, BofA Global Capital Management Group, LLC since May 2010; Managing Director and Head of Product Management, Columbia Management Advisors, LLC from 2007 to 2010; Head of Business Development and Mergers and Acquisitions for Global Wealth & Investment Management, Bank of America from 2006 to 2007; Managing Director and Partner, Kaufman & Company, LLC (bank) from 1998 to 2006.

Jeffrey R. Coleman (Born 1969)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Chief Financial Officer, Chief Accounting Officer (since 2010) and Treasurer (since 2009)	Managing Director of Fund Administration of the Advisor since May 2010; Director of Fund Administration of the Advisor since January 2006; Fund Controller from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August 2000 to September 2004.

Peter T. Fariel (Born 1957)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Secretary and Chief Legal Officer (since 2010)	Associate General Counsel, Bank of America since April 2005; Partner, Goodwin Procter LLP (law firm) prior to April 2005.

James R. Bordewick (Born 1959)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President and Chief Compliance Officer (since 2010)	Chief Compliance Officer of the Advisor and Managing Director, Bank of America, since May 2010; Associate General Counsel, Bank of America from April 2005 to May 2010; Chief Legal Officer, Secretary and Senior Vice President, Columbia Funds, April 2005 to April 2010; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April 2005.

42

Fund Governance (continued)

Officers (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Barry S. Vallan (Born 1969)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Deputy Treasurer (since 2010) and Controller (since 2006)	Director of Fund Administration of the Advisor since May 2010; Vice President—Fund Treasury since October 2004; Vice President—Trustee Reporting from April 2002 to October 2004.

Thomas Loeffler (Born 1959)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)	Chief Operating Officer, BofA Global Capital Management Group, LLC since May 2010; Chief Operating Officer, Fixed-Income and Liquidity Strategies, Columbia Management Advisors, LLC from 2004 to 2010.

Robert Fitzpatrick (Born 1971)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Secretary (since 2010)	Assistant General Counsel, Bank of America since May 2010; Assistant General Counsel, Columbia Management Advisors, LLC from 2004 to 2010; Legal Advisor, FleetBoston Financial Corporation from 2000 to 2004.

Patrick Campbell (Born 1957)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)	Director of Transfer Agency Oversight, BofA Global Capital Management Group, LLC since May 2010; Vice President of Transfer Agency Oversight and Business Intelligence/Data at Oppenheimer Funds, April 2004 through January 2009.

43

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Cash Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended August 31 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC, and a part of BofA Global Capital Management and an affiliate of Bank of America Corporation. BofA Global Capital Management is an investment division of Bank of America Corporation. BofA entities furnish investment management services and products for institutional and individual investors. BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

45

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

BofA Cash Reserves

Annual Report, August 31, 2011

© 2011 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 www.bofacapital.com

SHC-42/166203-0811 (10/11) 11/43M660

BofATM Funds

Annual Report

August 31, 2011

BofA Government Plus Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	5

Statement of Operations	7

Statement of Changes in Net Assets	8

Financial Highlights	10

Notes to Financial Statements	17

Report of Independent Registered Public Accounting Firm	24

Federal Income Tax Information	25

Shareholder Meeting Results	26

Fund Governance	27

Important Information About This Report	33

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Government Plus Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

03/01/11 – 08/31/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,000.00	1,024.60	0.60	0.61	0.12
Trust Class Shares	1,000.00	1,000.00	1,000.00	1,024.55	0.66	0.66	0.13
Liquidity Class Shares	1,000.00	1,000.00	1,000.00	1,024.60	0.60	0.61	0.12
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,024.40	0.81	0.82	0.16
Institutional Class Shares	1,000.00	1,000.00	1,000.00	1,024.60	0.60	0.61	0.12
Retail A Shares	1,000.00	1,000.00	1,000.00	1,024.55	0.66	0.66	0.13
G-Trust Shares Shares	1,000.00	1,000.00	1,000.00	1,024.60	0.60	0.61	0.12

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – BofA Government Plus Reserves

August 31, 2011

Government & Agency Obligations – 46.2%
	Par ($)	Value ($)
U.S. Government Agencies – 46.2%
Federal Farm Credit Bank
0.157% 03/22/13 (09/22/11) (a)(b)	3,000,000	2,999,975
0.158% 08/01/13 (09/01/11) (a)(b)	4,000,000	3,998,467
0.171% 11/29/12 (09/29/11) (a)(b)	6,000,000	5,998,482
0.187% 12/13/11 (09/13/11) (a)(b)	500,000	500,000
0.193% 03/21/12 (09/21/11) (a)(b)	7,000,000	6,999,610
0.198% 01/25/13 (10/25/11) (a)(b)	1,122,000	1,122,150
0.217% 11/13/12 (09/13/11) (a)(b)	1,830,000	1,830,796
0.219% 02/07/13 (11/07/11) (a)(b)	2,000,000	1,999,770
0.220% 11/26/12 (09/01/11) (a)(b)	6,000,000	6,000,000
0.226% 11/05/12 (09/05/11) (a)(b)	310,000	310,149
0.226% 01/10/13 (09/10/11) (a)(b)	4,400,000	4,399,090
0.227% 12/13/12 (09/13/11) (a)(b)	1,686,000	1,687,097
0.950% 03/05/12	2,116,000	2,124,233
2.250% 04/24/12	555,000	562,508
Federal Home Loan Bank
0.090% 01/25/12 (c)	5,000,000	4,998,175
0.095% 01/06/12 (c)	4,000,000	3,998,659
0.100% 01/06/12 (c)	3,000,000	2,998,942
0.100% 01/25/12 (c)	6,859,000	6,856,218
0.130% 11/30/11 (c)	9,000,000	8,997,075
0.130% 02/15/12 (c)	14,000,000	13,998,506
0.150% 04/16/12 (c)	2,425,000	2,424,655
0.168% 10/25/12 (09/25/11) (a)(b)	3,000,000	2,999,303
0.169% 11/26/12 (09/26/11) (a)(b)	14,500,000	14,496,351
0.260% 11/17/11 (c)	8,000,000	7,999,173
0.290% 01/20/12 (10/20/11) (a)(b)	1,900,000	1,899,927
0.785% 11/25/11	4,000,000	4,003,898
Federal Home Loan Mortgage Corp.
0.110% 01/09/12 (c)	6,000,000	5,997,617
0.110% 02/06/12 (c)	5,000,000	4,997,586
0.130% 12/05/11 (c)	3,000,000	2,998,971
0.130% 02/13/12 (c)	6,075,000	6,071,380

	Par ($)	Value ($)
0.140% 09/26/11 (c)	10,000,000	9,999,028
0.140% 10/04/11 (c)	10,000,000	9,998,717
0.142% 06/03/13 (09/03/11) (a)(b)	1,500,000	1,498,935
0.150% 10/17/11 (c)	18,000,000	17,996,550
0.151% 02/04/13 (09/04/11) (a)(b)	8,000,000	7,994,179
0.160% 09/12/11 (c)	7,500,000	7,499,633
0.160% 06/17/13 (09/17/11) (a)(b)	2,000,000	1,998,187
0.162% 04/03/12 (09/03/11) (a)(b)	3,352,000	3,352,211
0.163% 12/21/11 (09/21/11) (a)(b)	1,500,000	1,499,957
0.166% 08/10/12 (09/10/11) (a)(b)	7,900,000	7,896,998
0.167% 12/14/11 (09/14/11) (a)(b)	3,743,000	3,743,006
0.168% 02/16/12 (09/16/11) (a)(b)	6,702,000	6,702,013
0.170% 09/20/11 (c)	10,000,000	9,999,103
0.173% 03/21/13 (09/21/11) (a)(b)	4,000,000	3,996,856
0.175% 10/04/11 (c)	12,000,000	11,998,075
0.180% 10/18/11 (c)	4,600,000	4,598,919
0.190% 11/09/11 (c)	4,000,000	3,998,543
0.220% 10/12/12 (09/01/11) (a)(b)	467,000	466,895
Federal National Mortgage Association
0.120% 01/19/12 (c)	5,600,000	5,597,387
0.130% 03/30/12 (c)	3,000,000	2,997,714
0.140% 10/12/11 (c)	10,000,000	9,998,406
0.140% 12/19/11 (c)	13,000,000	12,994,489
0.140% 02/15/12 (c)	4,817,000	4,813,872
0.145% 09/21/11 (c)	9,000,000	8,999,275
0.170% 09/14/11 (c)	20,500,000	20,498,742
0.200% 01/18/12 (c)	4,000,000	3,996,911
0.243% 12/20/12 (09/20/11) (a)(b)	3,000,000	2,999,208
0.280% 11/23/12 (09/01/11) (a)(b)	315,000	315,156
0.400% 02/01/13 (09/01/11) (a)(b)	3,050,000	3,049,357
1.875% 04/20/12	3,000,000	3,031,979
U.S. Government Agencies Total		330,799,064
Total Government & Agency Obligations (cost of $330,799,064)		330,799,064

See Accompanying Notes to Financial Statements.

2

BofA Government Plus Reserves

August 31, 2011

Repurchase Agreements – 53.8%
	Par ($)	Value ($)
Repurchase agreement with BNP Paribas, dated 08/31/11, due 09/01/11 at 0.080%, collateralized by corporate bonds with various maturities to 04/30/12, market value $33,990,000 (repurchase proceeds $33,000,073)	33,000,000	33,000,000
Repurchase agreement with Credit Agricole, dated 08/31/11, due 09/01/11 at 0.100%, collateralized by U.S. Government Agency obligations with various maturities to 08/22/12, market value $102,003,228 (repurchase proceeds $100,000,278)	100,000,000	100,000,000
Repurchase agreement with Credit Suisse First Boston, dated 08/23/11, due 09/22/11 at 0.130%, collateralized by U.S. Government Agency obligations with various maturities to 07/15/41, market value $10,202,875 (repurchase proceeds $10,001,083)	10,000,000	10,000,000
Repurchase agreement with Goldman Sachs, dated 08/31/11, due 09/01/11, at 0.050%, collateralized by U.S. Government Agency obligations with various maturities to 06/02/21, market value $56,787,898 (repurchase proceeds $55,674,077)	55,674,000	55,674,000
Repurchase agreement with Goldman Sachs, dated 08/31/11, due 09/01/11, at 0.060%, collateralized by U.S. Government Agency obligations and corporate bonds with various maturities to 01/01/41, market value $33,715,153 (repurchase proceeds $33,000,055)	33,000,000	33,000,000

	Par ($)	Value ($)
Repurchase agreement with Mizuho Securities USA, Inc., dated 08/31/11, due 09/01/11 at 0.080%, collateralized by U.S. Treasury obligations with various maturities to 02/15/21, market value $61,200,037 (repurchase proceeds $60,000,133)	60,000,000	60,000,000
Repurchase agreement with RBC Capital Markets, dated 08/31/11, due 09/01/11 at 0.070%, collateralized by U.S. Government Agency obligations with various maturities to 05/01/41, market value $61,200,001 (repurchase proceeds $60,000,117)	60,000,000	60,000,000
Repurchase agreement with UBS Securities LLC, dated 08/31/11, due 09/01/11 at 0.080%, collateralized by U.S. Government Agency obligations and corporate bonds with various maturities to 08/15/28, market value $33,955,103 (repurchase proceeds $33,000,073)	33,000,000	33,000,000
Total Repurchase Agreements (cost of $384,674,000)		384,674,000
Total Investments – 100.0% (cost of $715,473,064) (d)		715,473,064
Other Assets & Liabilities, Net – (0.0)%		(71,664)
Net Assets – 100.0%		715,401,400

Notes to Investment Portfolio:

(a)  The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2011.

(b)  Parenthetical date represents the effective maturity date for the security.

(c)  The rate shown represents the discount rate at the date of purchase.

(d)  Cost for federal income tax purposes is $715,473,064.

See Accompanying Notes to Financial Statements.

3

BofA Government Plus Reserves

August 31, 2011

The following table summarizes the inputs used, as of August 31, 2011, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government & Agency Obligations	$—	$330,799,064	$—	$330,799,064
Total Repurchase Agreements	—	384,674,000	—	384,674,000
Total Investments	$—	$715,473,064	$—	$715,473,064

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the year ended August 31, 2011, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At August 31, 2011, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Government & Agency Obligations	46.2
Repurchase Agreements	53.8
	100.0
Other Assets & Liabilities, Net	(0.0	)*
	100.0

  *Represents less than 0.1%.

See Accompanying Notes to Financial Statements.

4

Statement of Assets and Liabilities – BofA Government Plus Reserves
August 31, 2011

		($)
Assets	Repurchase agreement, at amortized cost approximating value	384,674,000
	Investments, at amortized cost approximating value	330,799,064
	Total investments, at value	715,473,064
	Cash	125
	Interest receivable	63,314
	Expense reimbursement due from investment advisor	45,744
	Trustees' deferred compensation plan	42,782
	Prepaid expenses	12,142
	Total Assets	715,637,171
Liabilities	Payable for:
	Distributions	863
	Investment advisory fee	39,552
	Pricing and bookkeeping fees	1,335
	Transfer agent fee	9,375
	Trustees' fees	20,197
	Audit fee	34,703
	Legal fee	48,074
	Custody fee	13,087
	Shareholder administration fee	293
	Chief compliance officer expenses	1,444
	Trustees' deferred compensation plan	42,782
	Other liabilities	24,066
	Total Liabilities	235,771
	Net Assets	715,401,400
Net Assets Consist of	Paid-in capital	715,405,140
	Overdistributed net investment income	(3,740)
	Net Assets	715,401,400

See Accompanying Notes to Financial Statements.

5

Statement of Assets and Liabilities (continued) – BofA Government Plus Reserves
August 31, 2011

Capital Class Shares	Net assets	$492,086,111
	Shares outstanding	492,078,942
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$82,046,959
	Shares outstanding	82,045,799
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$5,137,539
	Shares outstanding	5,137,465
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$6,955,619
	Shares outstanding	6,955,521
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$75,269,602
	Shares outstanding	75,268,558
	Net asset value per share	$1.00
Retail A Shares	Net assets	$3,569,142
	Shares outstanding	3,569,091
	Net asset value per share	$1.00
G-Trust Shares	Net assets	$50,336,428
	Shares outstanding	50,335,716
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

6

Statement of Operations – BofA Government Plus Reserves
For the Year Ended August 31, 2011

		($)
Investment Income	Interest	1,526,999
Expenses	Investment advisory fee	1,446,458
	Administration fee	398,424
	Service fee:
	Liquidity Class Shares	12,843
	Adviser Class Shares	150,201
	Retail A Shares	4,206
	Shareholder administration fee:
	Trust Class Shares	85,592
	Institutional Class Shares	24,048
	Transfer agent fee	42,958
	Pricing and bookkeeping fees	136,473
	Trustees' fees	42,099
	Custody fee	39,236
	Legal fees	191,156
	Chief compliance officer expenses	9,108
	Other expenses	201,007
	Total Expenses	2,783,809
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(1,105,670)
	Fees waived by distributor:
	Trust Class Shares	(70,784)
	Liquidity Class Shares	(12,078)
	Adviser Class Shares	(135,971)
	Institutional Class Shares	(17,375)
	Retail A Shares	(3,514)
	G-Trust Shares	(3)
	Expense reductions	(139)
	Net Expenses	1,438,275
	Net Investment Income	88,724
	Net realized gain on investments	10,399
	Net Gain	10,399
	Net Increase Resulting from Operations	99,123

See Accompanying Notes to Financial Statements.

7

Statement of Changes in Net Assets – BofA Government Plus Reserves

Increase (Decrease) in Net Assets		Year Ended August 31, 2011 ($)	Year Ended August 31, 2010 ($)
Operations	Net investment income	88,724	218,413
	Net realized gain (loss) on investments	10,399	(34,671)
	Net increase resulting from operations	99,123	183,742
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(74,813)	(180,803)
	Trust Class Shares	—	(34)
	Institutional Class Shares	(1,659)	(6,299)
	Retail A Shares	—	(1)
	G-Trust Shares	(12,251)	(31,276)
	Total distributions to shareholders	(88,723)	(218,413)
	Net Capital Stock Transactions	(154,291,176)	(878,905,407)
	Contribution from advisor (See Note 7)	325,079	—
	Total decrease in net assets	(153,955,697)	(878,940,078)
Net Assets	Beginning of period	869,357,097	1,748,297,175
	End of period	715,401,400	869,357,097
	Overdistributed net investment income at end of period	(3,740)	(51,356)

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets (continued) – BofA Government Plus Reserves

	Capital Stock Activity Year Ended August 31,
	2011		2010
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares
Subscriptions	2,710,962,237	2,710,962,237	4,919,500,092	4,919,500,092
Distributions reinvested	19,652	19,652	88,530	88,530
Redemptions	(2,754,086,162)	(2,754,086,162)	(5,456,157,771)	(5,456,157,771)
Net decrease	(43,104,273)	(43,104,273)	(536,569,149)	(536,569,149)
Trust Class Shares
Subscriptions	167,230,566	167,230,566	200,315,134	200,315,134
Distributions reinvested	—	—	2	2
Redemptions	(194,194,450)	(194,194,450)	(308,217,154)	(308,217,154)
Net decrease	(26,963,884)	(26,963,884)	(107,902,018)	(107,902,018)
Liquidity Class Shares
Redemptions	—	—	(10,641)	(10,641)
Net decrease	—	—	(10,641)	(10,641)
Adviser Class Shares
Subscriptions	762,600,295	762,600,295	337,982,007	337,982,007
Redemptions	(839,525,413)	(839,525,413)	(354,349,262)	(354,349,262)
Net decrease	(76,925,118)	(76,925,118)	(16,367,255)	(16,367,255)
Institutional Class Shares
Subscriptions	260,393,849	260,393,849	216,996,030	216,996,030
Distributions reinvested	1,645	1,645	6,299	6,299
Redemptions	(238,746,427)	(238,746,427)	(354,734,689)	(354,734,689)
Net increase (decrease)	21,649,067	21,649,067	(137,732,360)	(137,732,360)
Retail A Shares
Subscriptions	41,740	41,740	81,035	81,035
Distributions reinvested	—	—	1	1
Redemptions	(1,280,625)	(1,280,625)	(1,992,494)	(1,992,494)
Net decrease	(1,238,885)	(1,238,885)	(1,911,458)	(1,911,458)
G-Trust Shares
Subscriptions	229,155,373	229,155,373	414,926,266	414,926,266
Distributions reinvested	874	874	2,462	2,462
Redemptions	(256,864,330)	(256,864,330)	(493,341,254)	(493,341,254)
Net decrease	(27,708,083)	(27,708,083)	(78,412,526)	(78,412,526)

See Accompanying Notes to Financial Statements.

9

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Capital Class Shares	2011		2010 (a)(b)	2009	2008		2007
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(c)	— (c)	0.008	0.034		0.051
Less Distributions to Shareholders:
From net investment income	—	(c)	— (c)	(0.008)	(0.034)		(0.051)
Increase from Contribution from Advisor	—	(c)	—	—	—		—
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00		$1.00
Total return (d)(e)	0.01	%(f)	0.03%	0.80%	3.49	%(g)	5.22%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	0.17%		0.19%	0.20%	0.20%		0.20%
Waiver/Reimbursement	0.14%		0.09%	0.08%	0.10%		0.13%
Net investment income (h)	0.01%		0.03%	0.67%	3.31	%(g)	5.10%
Net assets, end of period (000s)	$492,086		$534,988	$1,071,570	$562,837		$339,180

(a)  On May 1, 2010, Columbia Government Plus Reserves was renamed BofA Government Plus Reserves.

(b)  On December 31, 2009, Columbia Government Plus Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(c)  Rounds to less than $0.001 per share.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(g)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

10

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,					Period Ended August 31,
Trust Class Shares	2011		2010 (a)(b)		2009	2008 (c)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—		—	(d)	0.007	0.009
Less Distributions to Shareholders:
From net investment income	—		—	(d)	(0.007)	(0.009)
Increase from Contribution from Advisor	—	(d)	—		—	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00
Total return (e)(f)	0.00	%(g)	0.00	%(h)	0.71%	0.94	%(i)
Ratios to Average Net Assets/Supplemental Data:
Net expenses (j)	0.19%		0.21%		0.30%	0.30	%(k)
Waiver/Reimbursement	0.22%		0.17%		0.08%	0.10	%(k)
Net investment income (j)	—		—	%(h)	0.62%	2.22	%(k)
Net assets, end of period (000s)	$82,047		$108,968		$216,878	$219,620

(a)  On May 1, 2010, Columbia Government Plus Reserves was renamed BofA Government Plus Reserves.

(b)  On December 31, 2009, Columbia Government Plus Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(c)  Trust Class Shares commenced operations on March 31, 2008.

(d)  Rounds to less than $0.001 per share.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  Total return at net asset value assuming all distributions reinvested.

(g)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(h)  Rounds to less than 0.01%.

(i)  Not annualized.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

(k)  Annualized.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Liquidity Class Shares	2011		2010 (a)(b)		2009		2008	2007
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Income from Investment Operations:
Net investment income	—		—	(c)	0.007		0.033	0.049
Less Distributions to Shareholders:
From net investment income	—		—	(c)	(0.007)		(0.033)	(0.049)
Increase from Contribution from Advisor	—	(c)	—		—		—	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00	$1.00
Total return (d)(e)	0.00	%(f)	0.00%		0.66	%(g)	3.36%	5.03%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.19%		0.22%		0.34%		0.35%	0.35%
Waiver/Reimbursement	0.37%		0.31%		0.19%		0.20%	0.23%
Net investment income (h)	—		—	%(i)	0.12	%(g)	3.30%	4.92%
Net assets, end of period (000s)	$5,138		$5,136		$5,147		$11	$11

(a)  On May 1, 2010, Columbia Government Plus Reserves was renamed BofA Government Plus Reserves.

(b)  On December 31, 2009, Columbia Government Plus Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(c)  Rounds to less than $0.001 per share.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(g)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Adviser Class Shares	2011		2010 (a)(b)	2009		2008		2007
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—		—	0.006		0.032		0.049
Less Distributions to Shareholders:
From net investment income	—		—	(0.006)		(0.032)		(0.049)
Increase from Contribution from Advisor	—	(c)	—	—		—		—
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00
Total return (d)(e)	0.00	%(f)	0.00%	0.58	%(g)	3.24	%(g)	4.96%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.22%		0.22%	0.43%		0.45%		0.45%
Waiver/Reimbursement	0.34%		0.31%	0.10%		0.10%		0.13%
Net investment income (h)	—		—	0.68	%(g)	2.41	%(g)	4.85%
Net assets, end of period (000s)	$6,956		$83,849	$100,232		$156,679		$2,001

(a)  On May 1, 2010, Columbia Government Plus Reserves was renamed BofA Government Plus Reserves.

(b)  On December 31, 2009, Columbia Government Plus Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(c)  Rounds to less than $0.001 per share.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(g)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Class Shares	2011		2010 (a)(b)	2009		2008		2007
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(c)	— (c)	0.008		0.034		0.051
Less Distributions to Shareholders:
From net investment income	—	(c)	— (c)	(0.008)		(0.034)		(0.051)
Increase from Contribution from Advisor	—	(c)	—	—		—		—
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00
Total return (d)(e)	0.00	%(f)(g)	0.01%	0.76	%(h)	3.45	%(h)	5.18%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.18%		0.21%	0.24%		0.24%		0.24%
Waiver/Reimbursement	0.17%		0.11%	0.08%		0.10%		0.13%
Net investment income (i)	—	%(g)	0.01%	0.58	%(h)	3.24	%(h)	5.06%
Net assets, end of period (000s)	$75,270		$53,599	$191,321		$72,527		$50,724

(a)  On May 1, 2010, Columbia Government Plus Reserves was renamed BofA Government Plus Reserves.

(b)  On December 31, 2009, Columbia Government Plus Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(c)  Rounds to less than $0.001 per share.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(g)  Rounds to less than 0.01%.

(h)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Retail A Shares	2011		2010 (a)(b)		2009	2008	2007
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—		—	(c)	0.007	0.033	0.050
Less Distributions to Shareholders:
From net investment income	—		—	(c)	(0.007)	(0.033)	(0.050)
Increase from Contribution from Advisor	—	(c)	—		—	—	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Total return (d)(e)	0.00	%(f)	0.00	%(g)	0.71%	3.39%	5.12%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.19%		0.21%		0.30%	0.30%	0.30%
Waiver/Reimbursement	0.22%		0.17%		0.08%	0.10%	0.13%
Net investment income (h)	—		—	%(g)	0.75%	3.38%	5.02%
Net assets, end of period (000s)	$3,569		$4,806		$6,718	$8,694	$9,761

(a)  On May 1, 2010, Columbia Government Plus Reserves was renamed BofA Government Plus Reserves.

(b)  On December 31, 2009, Columbia Government Plus Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(c)  Rounds to less than $0.001 per share.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(g)  Rounds to less than 0.01%.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – BofA Government Plus Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
G-Trust Shares	2011		2010 (a)(b)	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(c)	— (c)	0.008	0.034	0.051
Less Distributions to Shareholders:
From net investment income	—	(c)	— (c)	(0.008)	(0.034)	(0.051)
Increase from Contribution from Advisor	—	(c)	—	—	—	—
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (d)(e)	0.01	%(f)	0.03%	0.80%	3.49%	5.22%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.18%		0.19%	0.20%	0.20%	0.20%
Waiver/Reimbursement	0.13%		0.09%	0.08%	0.10%	0.13%
Net investment income (g)	0.02%		0.02%	0.81%	3.45%	5.10%
Net assets, end of period (000s)	$50,336		$78,011	$156,431	$189,029	$187,636

(a)  On May 1, 2010, Columbia Government Plus Reserves was renamed BofA Government Plus Reserves.

(b)  On December 31, 2009, Columbia Government Plus Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Plus Reserves.

(c)  Rounds to less than $0.001 per share.

(d)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

16

Notes to Financial Statements – BofA Government Plus Reserves
August 31, 2011

Note 1. Organization

BofA Government Plus Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares and the Fund offers seven classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Institutional Class, Retail A and G-Trust shares. Retail A and G-Trust shares are closed to new investors. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Trust's Board of Trustees (the "Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

17

BofA Government Plus Reserves, August 31, 2011

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that BofA Advisors, LLC ("BofA"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. BofA is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to

18

BofA Government Plus Reserves, August 31, 2011

these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended August 31, 2011, permanent book and tax basis differences resulting primarily from differing treatments for distributions were identified and reclassified among the components of the Fund's net assets as follows:

Overdistributed Net Investment Income	Accumulated Net Realized Loss	Paid-In Capital
$47,615	$164,424	$(212,039)

The tax character of distributions paid during the years ended August 31, 2011 and August 31, 2010 was as follows:

	August 31,
Distributions paid from	2011	2010
Ordinary Income*	$88,723	$218,413

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

Capital loss carryforwards of $145,054 were utilized by the Fund during the year ended August 31, 2011.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. BofA receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and the other registered money market funds advised by BofA, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.18%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

BofA has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.16% of the Fund's average net assets through December 31, 2011. There is no guarantee that this expense limitation will continue after December 31, 2011.

For the year ended August 31, 2011, the Fund's effective advisory fee rate, net of fee waivers, was 0.14% of the Fund's average daily net assets.

Administration Fee

BofA provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and the

19

BofA Government Plus Reserves, August 31, 2011

other registered money market funds advised by BofA, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.067%
Over $125 billion	0.020%

Additionally, BofA has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. BofA pays State Street a fee for all services received under this agreement.

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street and BofA pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and BofA pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a transfer agency agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the year ended August 31, 2011, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of BOA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Liquidity Class shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class and Retail A shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plan:	Current Rate (after fee waivers)		Plan Limit
Liquidity Class shares	0.15	%*	0.25	%**
Servicing Plans:
Liquidity Class shares	0.15	%*	0.25	%**
Adviser Class shares	0.25%		0.25%
Retail A shares	0.10%		0.10%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2011 at an annual rate of 0.10% of the Fund's Liquidity Class shares average daily net assets, so that combined fees will not exceed 0.15%. There is no guarantee that this waiver will continue after

20

BofA Government Plus Reserves, August 31, 2011

December 31, 2011. The amount of the waiver is included in the fees waived by shareholder service provider on the Statement of Operations.

**  To the extent that any Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the combined total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Trust has adopted a shareholder administration plans ("Administration Plans") for the Trust Class and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Trust Class shares	0.10%	0.10%
Institutional Class shares	0.04%	0.04%

Fee Waivers and Expense Reimbursements

BofA and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2011, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2011.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, BofA has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or BofA at any time.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares.

Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

Fees Paid to Officers and Trustees

All officers of the Fund are employees of BofA or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of BofA Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes Trustees' fees deferred during the current period as well as any gains or losses on the Trustees' deferred compensation balances as a result of market

21

BofA Government Plus Reserves, August 31, 2011

fluctuations, is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities.

As a result of a fund merger, the Fund assumed the liabilities of the deferred compensation plan of the acquired fund, which are included in "Trustees' fee" on the Statement of Assets and Liabilities. The deferred compensation plan may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets.

On February 28, 2011, the Board voted to terminate the deferred compensation plans, with a distribution of balances owed to be paid out of Fund assets at a later date.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the year ended August 31, 2011, these custody credits reduced total expenses by $139 for the Fund.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the year ended August 31, 2011, the Fund did not borrow under this arrangement.

Note 7. Capital Contribution

On November 29, 2010 BofA, an affiliate of the Fund, made a voluntary capital contribution to the Fund of $325,079.

Note 8. Shareholder Concentration

As of August 31, 2011, 98.8% of the Fund's shares outstanding were beneficially owned by three shareholder accounts over which BOA and/or any of its affiliates had either sole or joint investment discretion.

As of August 31, 2011, no other shareholders owned more than 5% of the outstanding shares of the Fund.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 9. Significant Risks and Contingencies

Legal Proceedings

BofA Advisors, LLC and BofA Distributors, Inc. (collectively, the BofA Group) are subject to a settlement agreement with the New York Attorney General (NYAG) (the NYAG Settlement) and a settlement order with the SEC (the SEC Order) on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the BofA Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires BofA Advisors, LLC and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the

22

BofA Government Plus Reserves, August 31, 2011

independence of their boards of trustees and certain special consulting and compliance measures.

Note 10. Subsequent Event

On April 25, 2011, the Board approved a plan to modify certain BofA Funds' share class offerings through a variety of terminations, conversions, additions, re-openings and re-namings. These modifications resulted in the following changes to the Fund's share class offerings, effective after the close of business on September 30, 2011:

•  Investor Class, Investor II Class and Daily Class shares were added as new classes of shares of the Fund;

•  Retail A shares were converted to Capital Class shares; and

•  G-Trust shares were re-opened and re-named Institutional Capital shares.

23

Report of Independent Registered Public Accounting Firm

To the Trustees of BofA Funds Series Trust and Shareholders of BofA Government Plus Reserves

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BofA Government Plus Reserves (the "Fund") (a series of BofA Funds Series Trust) at August 31, 2011, the results of its operations, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 21, 2011

24

Federal Income Tax Information (Unaudited) – BofA Government Plus Reserves

The Fund designates the maximum allowable as qualified interest income for nonresident alien shareholders, as provided in the American Jobs Creation Act of 2004.

The Fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

25

Shareholder Meeting Results (Unaudited) – BofA Government Plus Reserves

At a Joint Special Meeting of Shareholders held on June 14, 2011, shareholders of the Fund considered the proposal described below.

Proposal 1: Shareholders of BofA Funds Series Trust elected each of the nominees to serve on the Board of Trustees of BofA Funds Series Trust, each to hold office for an indefinite term, as follows:

Trustee	Votes For	Vote Withheld	Abstentions	Broker Non-Votes
Harrison M. Bains	35,268,401,836.97	1,018,853,621.15	76,329.00	0
Paul Glasserman	35,269,218,184.98	1,018,037,273.14	76,329.00	0
George J. Gorman	35,269,443,299.57	1,017,812,158.55	76,329.00	0
William A. Hawkins	35,260,759,691.42	1,026,495,766.70	76,329.00	0
R. Glenn Hilliard	35,267,344,715.95	1,019,910,742.17	76,329.00	0
William J. Kelly	35,269,788,358.07	1,017,467,100.05	76,329.00	0
Debra J. Perry	35,268,344,824.87	1,018,910,633.25	76,329.00	0

26

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the BofA Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the BofA Funds Series Trust.

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee/Director, Other Directorships Held
Harrison M. Bains (Born 1943)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Retired. Oversees 11 Funds. MGI Funds (7 funds); BG Medicine, Inc. (life sciences)

Paul Glasserman (Born 1962)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Jack R. Anderson Professor of Business—Columbia Business School, since 2000 (Senior Vice Dean, 2004-2008; Professor, 1995-2000); Visiting Scholar—Federal Reserve Bank of New York, from 2008 to 2010; Independent consultant to financial firms since 1995. Oversees 11 Funds. IQ Closed End-Funds (10 funds) (2004-2010).

George J. Gorman (Born 1952)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Senior Partner, Asset Management—Ernst & Young LLP, from 1988 to 2009. Oversees 11 Funds. Ashmore Funds (5 funds).

William A. Hawkins (Born 1942)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]	Managing Director—Overton Partners (financial consulting), August 2010 to present; Persident and Chief Executive Officer—California General Bank, N.A., from January 2008 through August 2010; oversees 11 Funds. Columbia Funds (146 funds).

R. Glenn Hilliard (Born 1943)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]	Chairman and Chief Executive Officer—Hilliard Group LLC (investing consultant), from 2003 through current; Non-Executive Director & Chairman—CNO Financial Group, Inc. (formerly Conseco, Inc.) (insurance), September 2003-May 2011; oversees 11 Funds. Trustee—MIT 401k Plan. Columbia Funds (146 funds).

William J. Kelly (Born 1960)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Chief Executive—Officer-Robeco Investment Management, from 2005 to 2008 (previously Chief Financial Officer, 2004-2005); oversees 11 Funds.

27

Fund Governance (continued)

Independent Trustees (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee/Director, Other Directorships Held
Debra Perry (Born 1951)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Managing Member—Perry Consulting LLC, since March 2008; Consultant—MBIA, since March 2008; oversees 11 Funds. Korn/Ferry International (recruiting). CNO Financial Group, Inc. (insurance) (2002-2011).

1  Includes service as trustees of Columbia Funds Series Trust, the predecessor trust.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 888-331-0904.

Officers

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Michael J. Pelzar (Born 1968)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 President (since 2010)	President, BofA Global Capital Management Group, LLC since May 2010; Managing Director and Head of Product Management, Columbia Management Advisors, LLC from 2007 to 2010; Head of Business Development and Mergers and Acquisitions for Global Wealth & Investment Management, Bank of America from 2006 to 2007; Managing Director and Partner, Kaufman & Company, LLC (bank) from 1998 to 2006.

Jeffrey R. Coleman (Born 1969)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Chief Financial Officer, Chief Accounting Officer (since 2010) and Treasurer (since 2009)	Managing Director of Fund Administration of the Advisor since May 2010; Director of Fund Administration of the Advisor since January 2006; Fund Controller from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August 2000 to September 2004.

Peter T. Fariel (Born 1957)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Secretary and Chief Legal Officer (since 2010)	Associate General Counsel, Bank of America since April 2005; Partner, Goodwin Procter LLP (law firm) prior to April 2005.

28

Fund Governance (continued)

Officers (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
James R. Bordewick (Born 1959)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President and Chief Compliance Officer (since 2010)	Chief Compliance Officer of the Advisor and Managing Director, Bank of America, since May 2010; Associate General Counsel, Bank of America from April 2005 to May 2010; Chief Legal Officer, Secretary and Senior Vice President, Columbia Funds, April 2005 to April 2010; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April 2005.

Barry S. Vallan (Born 1969)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Deputy Treasurer (since 2010) and Controller (since 2006)	Director of Fund Administration of the Advisor since May 2010; Vice President—Fund Treasury since October 2004; Vice President—Trustee Reporting from April 2002 to October 2004.

Thomas Loeffler (Born 1959)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)	Chief Operating Officer, BofA Global Capital Management Group, LLC since May 2010; Chief Operating Officer, Fixed-Income and Liquidity Strategies, Columbia Management Advisors, LLC from 2004 to 2010.

Robert Fitzpatrick (Born 1971)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Secretary (since 2010)	Assistant General Counsel, since May 2010; Assistant General Counsel, Columbia Management Advisors, LLC from 2004 to 2010; Legal Advisor, FleetBoston Financial Corporation from 2000 to 2004.

Patrick Campbell (Born 1957)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)	Director of Transfer Agency Oversight, BofA Global Capital Management Group, LLC since May 2010; Vice President of Transfer Agency Oversight and Business Intelligence/Data at Oppenheimer Funds, April 2004 through January 2009.

29

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Government Plus Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended August 31 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC, and a part of BofA Global Capital Management and an affiliate of Bank of America Corporation. BofA Global Capital Management is an investment division of Bank of America Corporation. BofA entities furnish investment management services and products for institutional and individual investors. BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

33

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

BofA Government Plus Reserves

Annual Report, August 31, 2011

© 2011 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 www.bofacapital.com

SHC-42/166005-0811 (10/11) 11/Z2S1G6

BofATM Funds

Annual Report

August 31, 2011

BofA Government Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	4

Statement of Operations	6

Statement of Changes in Net Assets	7

Financial Highlights	10

Notes to Financial Statements	20

Report of Independent Registered Public Accounting Firm	27

Federal Income Tax Information	28

Shareholder Meeting Results	29

Fund Governance	30

Important Information About This Report	33

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Government Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

03/01/11 – 08/31/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class	1,000.00	1,000.00	1,000.00	1,024.60	0.60	0.61	0.12
Trust Class	1,000.00	1,000.00	1,000.00	1,024.65	0.55	0.56	0.11
Liquidity Class	1,000.00	1,000.00	1,000.00	1,024.65	0.55	0.56	0.11
Adviser Class	1,000.00	1,000.00	1,000.00	1,024.70	0.50	0.51	0.10
Investor Class	1,000.00	1,000.00	1,000.00	1,024.65	0.55	0.56	0.11
Daily Class	1,000.00	1,000.00	1,000.00	1,024.60	0.60	0.61	0.12
Class A Shares	1,000.00	1,000.00	1,000.00	1,024.65	0.55	0.56	0.11
Institutional Class	1,000.00	1,000.00	1,000.00	1,024.60	0.60	0.61	0.12
Retail A Shares	1,000.00	1,000.00	1,000.00	1,024.60	0.60	0.61	0.12
G-Trust Shares	1,000.00	1,000.00	1,000.00	1,024.60	0.60	0.61	0.12

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – BofA Government Reserves

August 31, 2011

Government & Agency Obligations – 119.7%
	Par ($)	Value ($)
U.S. Government Agencies – 52.2%
Federal Farm Credit Bank
0.010% 09/01/11 (a)	125,000,000	125,000,000
0.010% 09/02/11 (a)	41,000,000	40,999,989
0.110% 03/27/12 (a)	17,000,000	16,989,196
0.120% 03/27/12 (a)	11,521,000	11,513,012
0.130% 09/09/11 (a)	43,700,000	43,698,738
0.130% 10/17/11 (a)	22,000,000	21,996,346
0.135% 09/08/11 (a)	15,300,000	15,299,598
0.140% 10/17/11 (a)	44,000,000	43,992,129
0.150% 11/17/11 (09/17/11) (b)(c)	3,000,000	2,999,876
0.157% 03/22/13 (09/22/11) (b)(c)	37,000,000	36,999,689
0.158% 08/01/13 (09/01/11) (b)(c)	37,000,000	36,985,822
0.165% 11/21/11 (a)	22,000,000	21,991,832
0.178% 03/01/12 (09/01/11) (b)(c)	100,000,000	99,989,907
0.187% 12/13/11 (09/13/11) (b)(c)	42,500,000	42,500,000
0.190% 11/07/11 (a)	70,000,000	69,975,247
0.190% 11/08/11 (a)	5,000,000	4,998,206
0.191% 03/27/12 (09/27/11) (b)(c)	65,250,000	65,247,419
0.193% 03/21/12 (09/21/11) (b)(c)	85,000,000	84,995,261
0.198% 01/25/13 (10/25/11) (b)(c)	12,530,000	12,531,706
0.200% 01/19/12 (a)	15,050,000	15,038,294
0.210% 01/05/12 (a)	8,000,000	7,994,120
0.211% 12/28/12 (09/28/11) (b)(c)	77,000,000	77,000,286
0.217% 11/13/12 (09/13/11) (b)(c)	7,762,000	7,765,831
0.219% 02/07/13 (11/07/11) (b)(c)	82,000,000	81,990,569
0.220% 11/26/12 (09/01/11) (b)(c)	75,000,000	75,000,000
0.221% 11/27/12 (09/27/11) (b)(c)	13,000,000	13,001,669
0.226% 11/05/12 (09/05/11) (b)(c)	3,720,000	3,721,792
0.226% 01/10/13 (09/10/11) (b)(c)	99,700,000	99,679,373
0.227% 12/13/12 (09/13/11) (b)(c)	62,192,000	62,205,512
0.230% 03/23/12	3,000,000	3,001,137

	Par ($)	Value ($)
0.280% 03/16/12	44,000,000	44,027,969
0.500% 05/02/12 (11/02/11) (b)(c)	13,000,000	13,018,429
0.950% 02/10/12	240,000	240,733
0.950% 03/05/12	19,441,000	19,516,645
2.250% 04/24/12	11,952,000	12,113,679
3.125% 09/23/11 (a)	3,000,000	3,005,345
Federal Home Loan Bank
0.001% 09/01/11 (a)	213,145,000	213,145,000
0.005% 09/02/11 (a)	31,966,000	31,965,996
0.005% 09/07/11 (a)	87,200,000	87,199,927
0.050% 11/16/11 (a)	100,000,000	99,989,444
0.055% 11/18/11 (a)	49,000,000	48,994,161
0.085% 11/04/11 (a)	23,000,000	22,996,524
0.095% 01/06/12 (a)	65,000,000	64,978,216
0.100% 12/02/11 (a)	6,576,000	6,574,319
0.100% 01/06/12 (a)	105,000,000	104,962,958
0.100% 02/03/12 (a)	110,000,000	109,952,639
0.110% 12/07/11 (a)	31,000,000	30,990,812
0.115% 03/01/12 (a)	49,100,000	49,071,454
0.120% 03/01/12 (a)	50,000,000	49,969,667
0.120% 03/02/12	48,000,000	47,986,262
0.130% 11/30/11 (a)	71,000,000	70,976,925
0.130% 12/02/11 (a)	80,000,000	79,973,422
0.130% 01/23/12	65,000,000	64,990,281
0.130% 02/13/12	112,000,000	111,987,967
0.130% 02/15/12	138,000,000	137,985,274
0.140% 10/14/11 (a)	17,665,000	17,662,046
0.150% 04/16/12	52,290,000	52,282,572
0.155% 02/10/12 (11/10/11) (b)(c)	15,950,000	15,946,051
0.160% 09/09/11 (a)	22,000,000	21,999,218
0.165% 09/07/11 (a)	15,000,000	14,999,588
0.165% 09/09/11 (a)	39,000,000	38,998,570
0.165% 09/14/11 (a)	86,000,000	85,994,876
0.168% 10/25/12 (09/25/11) (b)(c)	56,300,000	56,286,920
0.170% 09/14/11 (a)	40,000,000	39,997,544
0.170% 09/16/11 (a)	7,100,000	7,099,988
0.175% 09/23/11 (a)	65,000,000	64,993,049
0.180% 01/25/12 (a)	60,000,000	59,956,200
0.290% 01/20/12 (10/20/11) (b)(c)	81,300,000	81,296,866
0.300% 10/21/11 (a)	38,750,000	38,749,525
0.785% 11/25/11	35,000,000	35,034,109
3.625% 09/16/11	23,590,000	23,622,987
U.S. Government Agencies Total		3,426,636,713

See Accompanying Notes to Financial Statements.

2

BofA Government Reserves

August 31, 2011

	Par ($)	Value ($)
U.S. Government Obligations – 67.5%
U.S. Treasury Bill
0.005% 09/01/11 (d)	819,238,000	819,238,000
0.005% 09/08/11 (d)	799,296,000	799,295,334
0.005% 09/15/11 (d)	1,351,510,000	1,351,508,880
0.010% 09/15/11 (d)	719,000,000	718,997,204
0.135% 09/22/11 (d)	579,662,000	579,662,000
U.S. Treasury Note
0.875% 02/29/12	95,550,000	95,902,330
1.000% 04/30/12	70,500,000	70,890,502
U.S. Government Obligations Total		4,435,494,250
Total Government & Agency Obligations (cost of $7,862,130,963)		7,862,130,963
Total Investments – 119.7% (cost of $7,862,130,963) (e)		7,862,130,963
Other Assets & Liabilities, Net – (19.7)%		(1,294,420,166)
Net Assets – 100.0%		6,567,710,797

Notes to Investment Portfolio:

(a)  The rate shown represents the discount rate at the date of purchase.

(b)  The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2011.

(c)  Parenthetical date represents the effective maturity date for the security.

(d)  The rate shown represents the annualized yield at the date of purchase.

(e)  Cost for federal income tax purposes is $7,862,130,963.

The following table summarizes the inputs used, as of August 31, 2011, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government & Agency Obligations	$—	$7,862,130,963	$—	$7,862,130,963
Total Investments	$—	$7,862,130,963	$—	$7,862,130,963

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the year ended August 31, 2011, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At August 31, 2011, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
U.S. Government Obligations	67.5
U.S. Government Agencies	52.2
119.7
Other Assets & Liabilities, Net	(19.7)
100.0

See Accompanying Notes to Financial Statements.

3

Statement of Assets and Liabilities – BofA Government Reserves
August 31, 2011

		($)
Assets	Investments, at amortized cost approximating at value	7,862,130,963
	Cash	593
	Receivable for:
	Fund shares sold	21,848
	Interest	1,238,609
	Trustees' deferred compensation plan	29,485
	Prepaid expenses	91,013
	Total Assets	7,863,512,511
Liabilities	Expense reimbursement due to investment advisor	1,182
	Payable for:
	Investments purchased	1,294,996,084
	Distributions	5,695
	Investment advisory fee	179,664
	Administration fee	217,872
	Pricing and bookkeeping fees	2,151
	Transfer agent fee	58,747
	Trustees' fees	47,931
	Custody fee	39,199
	Shareholder administration fee	14,462
	Chief compliance officer expenses	3,683
	Trustees' deferred compensation plan	29,485
	Other liabilities	205,559
	Total Liabilities	1,295,801,714
	Net Assets	6,567,710,797
Net Assets Consist of	Paid-in capital	6,568,163,681
	Overdistributed net investment income	(11,437)
	Accumulated net realized loss	(441,447)
	Net Assets	6,567,710,797

See Accompanying Notes to Financial Statements.

4

Statement of Assets and Liabilities (continued) – BofA Government Reserves
August 31, 2011

		($)
Capital Class Shares	Net assets	$3,502,523,874
	Shares outstanding	3,502,833,540
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$1,809,235,826
	Shares outstanding	1,809,407,566
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$156,846,256
	Shares outstanding	156,861,780
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$393,326,449
	Shares outstanding	393,360,494
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$7,865,552
	Shares outstanding	7,866,233
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$106,177,799
	Shares outstanding	106,187,106
	Net asset value per share	$1.00
Class A Shares	Net assets	$1,432,425
	Shares outstanding	1,432,550
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$527,276,038
	Shares outstanding	527,321,785
	Net asset value per share	$1.00
Retail A Shares	Net assets	$26,045,488
	Shares outstanding	26,047,745
	Net asset value per share	$1.00
G-Trust Shares	Net assets	$36,981,090
	Shares outstanding	36,984,229
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

5

Statement of Operations – BofA Government Reserves
For the Year Ended August 31, 2011

		($)
Investment Income	Interest	13,300,795
Expenses	Investment advisory fee	13,046,629
	Administration fee	8,557,752
	Distribution fee:
	Investor Class	12,524
	Daily Class Shares	725,328
	Class A Shares	1,641
	Service fee:
	Liquidity Class Shares	485,521
	Adviser Class Shares	1,453,652
	Investor Class	31,310
	Daily Class Shares	518,091
	Retail A Shares	26,162
	Distribution and service fees:
	Trust Class Shares	1,810,425
	Class A Shares	5,742
	Institutional Class Shares	277,234
	Transfer agent fee	203,102
	Pricing and bookkeeping fees	148,921
	Trustees' fees	75,240
	Custody fee	125,575
	Chief compliance officer expenses	21,617
	Other expenses	807,679
	Total Expenses	28,334,145
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(9,683,080)
	Fees waived by distributor:
	Trust Class Shares	(1,808,660)
	Liquidity Class Shares	(486,163)
	Adviser Class Shares	(1,452,597)
	Investor Class	(43,787)
	Daily Class Shares	(1,242,562)
	Class A Shares	(7,378)
	Institutional Class Shares	(274,734)
	Retail A Shares	(26,089)
	Expense reductions	(14,069)
	Net Expenses	13,295,026
	Net Investment Income	5,769
	Net realized gain investments	323,559
	Net Increase Resulting from Operations	329,328

See Accompanying Notes to Financial Statements.

6

Statement of Changes in Net Assets – BofA Government Reserves

Increase (Decrease) in Net Assets		Year Ended August 31, 2011 ($)	Year Ended August 31, 2010 ($)
Operations	Net investment income	5,769	153,103
	Net realized gain on investments	323,559	27,106
	Net increase resulting from operations	329,328	180,209
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(91,106)	(196,851)
	Trust Class Shares	(25,831)	(9,437)
	Liquidity Class Shares	(2,378)	(1,303)
	Adviser Class Shares	(8,457)	(4,264)
	Investor Class	(184)	(304)
	Daily Class Shares	(2,418)	(3,007)
	Class A Shares	(24)	(31)
	Institutional Class Shares	(8,757)	(5,893)
	Retail A Shares	(419)	(178)
	G-Trust Shares	(836)	(2,572)
	Total distributions to shareholders	(140,410)	(223,840)
	Net Capital Stock Transactions	(2,885,893,123)	(10,841,384,859)
	Total decrease in net assets	(2,885,704,205)	(10,841,428,490)
Net Assets	Beginning of period	9,453,415,002	20,294,843,492
	End of period	6,567,710,797	9,453,415,002
	Undistributed (overdistributed) net investment income at end of period	(11,437)	116,638

See Accompanying Notes to Financial Statements.

7

Statement of Changes in Net Assets (continued) – BofA Government Reserves

	Capital Stock Activity
	Year Ended August 31,
	2011		2010
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares
Subscriptions	15,876,441,875	15,876,441,875	18,218,608,180	18,218,608,179
Distributions reinvested	66,016	66,016	144,444	144,444
Redemptions	(17,562,726,670)	(17,562,726,670)	(24,741,627,040)	(24,741,627,039)
Net decrease	(1,686,218,779)	(1,686,218,779)	(6,522,874,416)	(6,522,874,416)
Trust Class Shares
Subscriptions	5,099,231,601	5,099,231,601	2,991,256,555	2,991,256,555
Distributions reinvested	276	276	120	120
Redemptions	(4,865,921,579)	(4,865,921,579)	(4,093,611,617)	(4,093,611,618)
Net increase (decrease)	233,310,298	233,310,298	(1,102,354,942)	(1,102,354,943)
Liquidity Class Shares
Subscriptions	1,380,249,790	1,380,249,790	1,516,457,350	1,516,457,350
Distributions reinvested	1,646	1,646	1,303	1,303
Redemptions	(1,499,254,212)	(1,499,254,212)	(2,104,837,703)	(2,104,837,703)
Net decrease	(119,002,776)	(119,002,776)	(588,379,050)	(588,379,050)
Adviser Class Shares
Subscriptions	1,877,728,200	1,877,728,200	4,343,106,940	4,343,106,940
Distributions reinvested	1,499	1,499	4,095	4,095
Redemptions	(2,181,419,905)	(2,181,419,905)	(4,694,064,863)	(4,694,064,864)
Net decrease	(303,690,206)	(303,690,206)	(350,953,828)	(350,953,829)
Investor Class
Subscriptions	23,631,426	23,631,426	205,649,913	205,649,913
Distributions reinvested	2	2	230	230
Redemptions	(33,447,132)	(33,447,132)	(305,270,630)	(305,270,630)
Net decrease	(9,815,704)	(9,815,704)	(99,620,487)	(99,620,487)
Daily Class Shares
Subscriptions	187,587,316	187,587,316	910,846,558	910,846,558
Distributions reinvested	4	4	3,007	3,007
Redemptions	(551,330,973)	(551,330,973)	(1,463,596,956)	(1,463,596,956)
Net decrease	(363,743,653)	(363,743,653)	(552,747,391)	(552,747,391)
Class A Shares
Subscriptions	10,218	10,218	1,381,571	1,381,572
Distributions reinvested	17	17	27	27
Redemptions	(520,701)	(520,701)	(13,215,911)	(13,215,911)
Net decrease	(510,466)	(510,466)	(11,834,313)	(11,834,312)

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets (continued) – BofA Government Reserves

	Capital Stock Activity
	Year Ended August 31,
	2011		2010
	Shares	Dollars ($)	Shares	Dollars ($)
Institutional Class Shares
Subscriptions	1,443,452,647	1,443,452,647	2,798,405,536	2,798,405,537
Distributions reinvested	6,386	6,386	4,370	4,370
Redemptions	(2,012,584,527)	(2,012,584,527)	(4,369,509,041)	(4,369,509,041)
Net decrease	(569,125,494)	(569,125,494)	(1,571,099,135)	(1,571,099,134)
Retail A Shares
Subscriptions	1,188,486	1,188,487	2,519,337	2,519,337
Distributions reinvested	315	315	175	175
Redemptions	(7,943,046)	(7,943,046)	(11,756,597)	(11,756,597)
Net decrease	(6,754,245)	(6,754,244)	(9,237,085)	(9,237,085)
G-Trust Shares
Subscriptions	150,984,272	150,984,272	230,930,071	230,930,071
Distributions reinvested	17	17	65	65
Redemptions	(211,326,388)	(211,326,388)	(263,214,348)	(263,214,348)
Net decrease	(60,342,099)	(60,342,099)	(32,284,212)	(32,284,212)

See Accompanying Notes to Financial Statements.

9

Financial Highlights – BofA Government Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	Year Ended August 31,
Capital Class Shares	2011 (a)		2010 (b)(c)		2009	2008		2007
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(e)	0.0071	0.0334		0.0508
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(e)	(0.0071)	(0.0334)		(0.0508)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00
Total return (f)(g)	0.00	%(h)	0.00	%(h)	0.71%	3.39	%(i)	5.20%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.15%		0.16%		0.20%	0.20%		0.20%
Waiver/Reimbursement	0.11%		0.10%		0.05%	0.05%		0.06%
Net investment income (j)	—	%(h)	—	%(h)	0.68%	3.08	%(i)	5.08%
Net assets, end of period (000s)	$3,502,524		$5,188,621		$11,711,498	$7,646,775		$3,287,530

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(c)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

10

Financial Highlights – BofA Government Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	Year Ended August 31,
Trust Class Shares	2011 (a)		2010 (b)(c)		2009	2008		2007
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—		0.0061	0.0324		0.0498
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(e)	(0.0061)	(0.0324)		(0.0498)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00
Total return (f)(g)	0.00	%(h)	0.00	%(h)	0.61%	3.29	%(i)	5.10%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.15%		0.16%		0.29%	0.30%		0.30%
Waiver/Reimbursement	0.21%		0.20%		0.06%	0.05%		0.06%
Net investment income (j)	—	%(h)	—		0.56%	2.44	%(i)	4.98%
Net assets, end of period (000s)	$1,809,236		$1,575,967		$2,678,358	$1,948,302		$207,516

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(c)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – BofA Government Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	Year Ended August 31,
Liquidity Class Shares	2011 (a)		2010 (b)(c)		2009	2008		2007
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—		0.0057	0.0319		0.0493
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(e)	(0.0057)	(0.0319)		(0.0493)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00
Total return (f)(g)	0.00	%(h)	0.00	%(h)	0.57%	3.23	%(i)	5.04%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.15%		0.16%		0.34%	0.35%		0.35%
Waiver/Reimbursement	0.36%		0.35%		0.16%	0.15%		0.16%
Net investment income (j)	—	%(h)	—	%(h)	0.61%	2.93	%(i)	4.93%
Net assets, end of period (000s)	$156,846		$275,844		$864,213	$1,225,417		$719,348

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(c)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – BofA Government Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	Year Ended August 31,
Adviser Class Shares	2011 (a)		2010 (b)(c)		2009	2008		2007
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—		0.0051	0.0309		0.0483
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(e)	(0.0051)	(0.0309)		(0.0483)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00
Total return (f)(g)	0.00	%(h)	0.00	%(h)	0.51%	3.13	%(i)	4.94%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.16%		0.16%		0.42%	0.45%		0.45%
Waiver/Reimbursement	0.35%		0.35%		0.08%	0.05%		0.06%
Net investment income (j)	—	%(h)	—		0.57%	2.97	%(i)	4.83%
Net assets, end of period (000s)	$393,326		$696,992		$1,047,967	$1,820,646		$1,378,942

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(c)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – BofA Government Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	Year Ended August 31,
Investor Class Shares	2011 (a)		2010 (b)(c)		2009	2008	2007
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—		0.0046	0.0299	0.0473
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(e)	(0.0046)	(0.0299)	(0.0473)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Total return (f)(g)	0.00	%(h)	0.00	%(h)	0.46%	3.03%	4.84%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.16%		0.16%		0.46%	0.55%	0.55%
Waiver/Reimbursement	0.45%		0.45%		0.14%	0.05%	0.06%
Net investment income (i)	—	%(h)	—		0.42%	2.99%	4.74%
Net assets, end of period (000s)	$7,866		$17,681		$117,298	$107,656	$345,746

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(c)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – BofA Government Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	Year Ended August 31,
Daily Class Shares	2011 (a)		2010 (b)(c)		2009	2008		2007
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—		0.0036	0.0274		0.0448
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(e)	(0.0036)	(0.0274)		(0.0448)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00
Total return (f)(g)	0.00	%(h)	0.00	%(h)	0.36%	2.77	%(i)	4.57%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.16%		0.16%		0.56%	0.80%		0.80%
Waiver/Reimbursement	0.70%		0.70%		0.29%	0.05%		0.06%
Net investment income (j)	—	%(h)	—		0.36%	2.57	%(i)	4.48%
Net assets, end of period (000s)	$106,178		$469,892		$1,022,642	$898,522		$719,973

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(c)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – BofA Government Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	Year Ended August 31,
Class A Shares	2011 (a)		2010 (b)(c)		2009	2008	2007 (d)
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(e)	—		0.0043	0.0290	0.0463
Less Distributions to Shareholders:
From net investment income	—	(e)	—	(f)	(0.0043)	(0.0290)	(0.0463)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Total return (g)(h)	0.00	%(i)	0.00	%(i)	0.43%	2.94%	4.73%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.15%		0.16%		0.51%	0.65%	0.65%
Waiver/Reimbursement	0.56%		0.55%		0.19%	0.05%	0.06%
Net investment income (j)	—	%(i)	—		0.41%	2.84%	4.63%
Net assets, end of period (000s)	$1,432		$1,943		$13,777	$11,110	$13,497

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(c)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(d)  On May 30, 2007, Market Class shares were exchanged for Class A shares.

(e)  Rounds to less than $0.001 per share.

(f)  Rounds to less than $0.0001 per share.

(g)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(h)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(i)  Rounds to less than 0.01%.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA Government Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Class Shares	2011 (a)		2010 (b)(c)		2009	2008		2007
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—		0.0067	0.0330		0.0504
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(e)	(0.0067)	(0.0330)		(0.0504)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00
Total return (f)(g)	0.00	%(h)	0.00	%(h)	0.67%	3.35	%(i)	5.16%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.16%		0.16%		0.24%	0.24%		0.24%
Waiver/Reimbursement	0.14%		0.14%		0.05%	0.05%		0.06%
Net investment income (i)(j)	—	%(h)	—		0.66%	2.98	%(i)	5.04%
Net assets, end of period (000s)	$527,276		$1,096,358		$2,667,449	$2,617,573		$897,083

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(c)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA Government Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	Year Ended August 31,
Retail A Shares	2011 (a)		2010 (b)(c)		2009	2008	2007
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—		0.0062	0.0325	0.0499
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(e)	(0.0062)	(0.0325)	(0.0499)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Total return (f)(g)	0.00	%(h)	0.00	%(h)	0.62%	3.30%	5.11%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.15%		0.16%		0.29%	0.29%	0.29%
Waiver/Reimbursement	0.20%		0.19%		0.05%	0.05%	0.06%
Net investment income (i)	—	%(h)	—		0.66%	3.27%	4.99%
Net assets, end of period (000s)	$26,045		$32,799		$42,038	$54,591	$56,879

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(c)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – BofA Government Reserves

Selected data for a fund share outstanding throughout each period is as follows:

	Year Ended August 31,
G-Trust Shares	2011 (a)		2010 (b)(c)		2009	2008	2007
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(e)	0.0071	0.0334	0.0508
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(e)	(0.0071)	(0.0334)	(0.0508)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Total return (f)(g)	0.00	%(h)	0.00	%(h)	0.71%	3.39%	5.20%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.16%		0.16%		0.20%	0.20%	0.20%
Waiver/Reimbursement	0.10%		0.10%		0.05%	0.05%	0.06%
Net investment income (i)	—	%(h)	—	%(h)	0.75%	3.40%	5.08%
Net assets, end of period (000s)	$36,981		$97,318		$129,606	$191,126	$230,740

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Government Reserves was renamed BofA Government Reserves.

(c)  On December 31, 2009, Columbia Government Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Government Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

19

Notes to Financial Statements – BofA Government Reserves
August 31, 2011

Note 1. Organization

BofA Government Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers ten classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Investor Class, Daily Class, Class A, Institutional Class, Retail A and G-Trust shares. Retail A and G-Trust shares are closed to new investors. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Trust's Board of Trustees (the "Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

20

BofA Government Reserves, August 31, 2011

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended August 31, 2011, permanent book and tax basis differences resulting primarily from net operating losses and differing treatments for distributions were identified and reclassified among the components of the Fund's net assets as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain	Paid-In Capital
$6,566	$—	$(6,566)

21

BofA Government Reserves, August 31, 2011

The tax character of distributions paid during the years ended August 31, 2011 and August 31, 2010 was as follows:

	August 31,
Distributions paid from:	2011	2010
Ordinary Income*	$140,410	$223,840

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

The following capital loss carryforwards, determined as of August 31, 2011, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2014	$441,447

Capital loss carryfowards of $323,559 were utilized by the Fund during the year ended August 31, 2011.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA Advisors, LLC ("BofA"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. BofA receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and the other registered money market funds advised by BofA, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

BofA has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2011. There is no guarantee that this expense limitation will continue after December 31, 2011.

For the year ended August 31, 2011, the Fund's effective advisory fee rate, net of fee waivers, was 0.15 % of the Fund's average daily net assets.

Administration Fee

BofA provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and the other registered money market funds advised by BofA, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

22

BofA Government Reserves, August 31, 2011

Additionally, BofA has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. BofA pays State Street a fee for all services received under this agreement.

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street and BofA pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and BofA pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a transfer agency agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the year ended August 31, 2011, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of BOA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Liquidity Class, Investor Class, Daily Class and Class A shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class, Investor Class, Daily Class, Class A and Retail A shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class shares	0.15%*	0.25%**
Investor Class shares	0.10%	0.10%
Daily Class shares	0.35%	0.35%
Class A shares	0.10%	0.10%
Servicing Plans:
Liquidity Class shares	0.15%*	0.25%**
Adviser Class shares	0.25%	0.25%
Investor Class shares	0.25%	0.25%
Daily Class shares	0.25%	0.25%
Class A shares	0.25%	0.25%
Retail A shares	0.09%	0.09%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2011 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2011.

**  To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the combined total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

23

BofA Government Reserves, August 31, 2011

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Trust Class, Class A and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor. The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Trust Class shares	0.10%	0.10%
Class A shares	0.10%	0.10%
Institutional Class shares	0.04%	0.04%

Fee Waivers and Expense Reimbursements

BofA and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2011, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2011.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, BofA has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or BofA at any time.

BofA is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three-year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time the expenses to be recovered were incurred.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

At August 31, 2011, the amounts potentially recoverable by BofA pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the year
2014	2013	2012	recovery	ended 08/31/2011
$5,576,141	$7,840,967	$14,732,652	$28,149,760	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of BofA or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per

24

BofA Government Reserves, August 31, 2011

year. Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations.

The Trust's eligible Trustees may participate in a nonqualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of BofA Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes Trustees' fees deferred during the current period as well as any gains or losses on the Trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities.

On February 28, 2011, the Board voted to terminate the deferred compensation plans, with a distribution of balances owed to be paid out of Fund assets at a later date.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the year ended August 31, 2011, these custody credits reduced total expenses by $14,069 for the Fund.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the year ended August 31, 2011, the Fund did not borrow under this arrangement.

Note 7. Shareholder Concentration

As of August 31, 2011, 86.4% of the Fund's shares outstanding were beneficially owned by one shareholder account over which BOA and/or any of its affiliates had either sole or joint investment discretion.

As of August 31, 2011, no other shareholders owned more than 5% of the outstanding shares of the Fund.

Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

Legal Proceedings

BofA Advisors, LLC and BofA Distributors, Inc. (collectively, the BofA Group) are subject to a settlement agreement with the New York Attorney General (NYAG) (the NYAG Settlement) and a settlement order with the SEC (the SEC Order) on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the BofA Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires BofA Advisors, LLC and its affiliates to make certain disclosures to investors

25

BofA Government Reserves, August 31, 2011

relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Note 9. Subsequent Event

On April 25, 2011, the Board approved a plan to modify certain BofA Funds' share class offerings through a variety of terminations, conversions, additions, re-openings and re-namings. These modifications resulted in the following changes to the Fund's share class offerings, effective after the close of business on September 30, 2011:

•  Class A shares were re-named Investor II Class shares;

•  Retail A shares were converted to Capital Class shares; and

•  G-Trust shares were re-opened and re-named Institutional Capital shares.

26

Report of Independent Registered Public Accounting Firm

To the Trustees of BofA Funds Series Trust and Shareholders of BofA Government Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BofA Government Reserves (a series of BofA Funds Series Trust) (the "Fund") at August 31, 2011, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 21, 2011

27

Federal Income Tax Information (Unaudited) – BofA Government Reserves

The Fund designates the maximum allowable as qualified interest income for nonresident alien shareholders, as provided in the American Jobs Creation Act of 2004.

The Fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

28

Shareholder Meeting Results (Unaudited) – BofA Government Reserves

At a Joint Special Meeting of Shareholders held on June 14, 2011, shareholders of the Fund considered the proposal described below.

Proposal 1: Shareholders of BofA Funds Series Trust elected each of the nominees to serve on the Board of Trustees of BofA Funds Series Trust, each to hold office for an indefinite term, as follows:

Trustee	Votes For	Vote Withheld	Abstentions	Broker Non-Votes
Harrison M. Bains	35,268,401,836.97	1,018,853,621.15	76,329.00	0
Paul Glasserman	35,269,218,184.98	1,018,037,273.14	76,329.00	0
George J. Gorman	35,269,443,299.57	1,017,812,158.55	76,329.00	0
William A. Hawkins	35,260,759,691.42	1,026,495,766.70	76,329.00	0
R. Glenn Hilliard	35,267,344,715.95	1,019,910,742.17	76,329.00	0
William J. Kelly	35,269,788,358.07	1,017,467,100.05	76,329.00	0
Debra J. Perry	35,268,344,824.87	1,018,910,633.25	76,329.00	0

29

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the BofA Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the BofA Funds Series Trust.

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee/Director, Other Directorships Held
Harrison M. Bains (Born 1943)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Retired. Oversees 11 Funds. MGI Funds (7 funds); BG Medicine, Inc. (life sciences)

Paul Glasserman (Born 1962)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Jack R. Anderson Professor of Business—Columbia Business School, since 2000 (Senior Vice Dean, 2004-2008; Professor, 1995-2000); Visiting Scholar—Federal Reserve Bank of New York, from 2008 to 2010; Independent consultant to financial firms since 1995. Oversees 11 Funds. IQ Closed End-Funds (10 funds) (2004-2010).

George J. Gorman (Born 1952)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Senior Partner, Asset Management—Ernst & Young LLP, from 1988 to 2009. Oversees 11 Funds. Ashmore Funds (5 funds).

William A. Hawkins (Born 1942)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]	Managing Director—Overton Partners (financial consulting), August 2010 to present; Persident and Chief Executive Officer—California General Bank, N.A., from January 2008 through August 2010; oversees 11 Funds. Columbia Funds (146 funds).

R. Glenn Hilliard (Born 1943)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]	Chairman and Chief Executive Officer—Hilliard Group LLC (investing consultant), from 2003 through current; Non-Executive Director & Chairman—CNO Financial Group, Inc. (formerly Conseco, Inc.) (insurance), September 2003-May 2011; oversees 11 Funds. Columbia Funds (146 funds).

William J. Kelly (Born 1960)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Chief Executive Officer—Robeco Investment Management, from 2005 to 2008 (previously Chief Financial Officer, 2004-2005); oversees 11 Funds.

30

Fund Governance (continued)

Independent Trustee (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee/Director, Other Directorships Held
Debra Perry (Born 1951)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Managing Member—Perry Consulting LLC, since March 2008; Consultant—MBIA, since March 2008; oversees 11 Funds. Korn/Ferry International (recruiting). CNO Financial Group, Inc. (insurance) (2002-2011).

1  Includes service as trustees of Columbia Funds Series Trust, the predecessor trust.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 888-331-0904.

Officers

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Michael J. Pelzar (Born 1968)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 President (since 2010)	President, BofA Global Capital Management Group, LLC since May 2010; Managing Director and Head of Product Management, Columbia Management Advisors, LLC from 2007 to 2010; Head of Business Development and Mergers and Acquisitions for Global Wealth & Investment Management, Bank of America from 2006 to 2007; Managing Director and Partner, Kaufman & Company, LLC (bank) from 1998 to 2006.

Jeffrey R. Coleman (Born 1969)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Chief Financial Officer, Chief Accounting Officer (since 2010) and Treasurer (since 2009)	Managing Director of Fund Administration of the Advisor since May 2010; Director of Fund Administration of the Advisor since January 2006; Fund Controller from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August 2000 to September 2004.

Peter T. Fariel (Born 1957)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Secretary and Chief Legal Officer (since 2010)	Associate General Counsel, Bank of America since April 2005; Partner, Goodwin Procter LLP (law firm) prior to April 2005.

31

Fund Governance (continued)

Officers (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
James R. Bordewick (Born 1959)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President and Chief Compliance Officer (since 2010)	Chief Compliance Officer of the Advisor and Managing Director, Bank of America, since May 2010; Associate General Counsel, Bank of America from April 2005 to May 2010; Chief Legal Officer, Secretary and Senior Vice President, Columbia Funds, April 2005 to April 2010; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April 2005.

Barry S. Vallan (Born 1969)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Deputy Treasurer (since 2010) and Controller (since 2006)	Director of Fund Administration of the Advisor since May 2010; Vice President—Fund Treasury since October 2004; Vice President—Trustee Reporting from April 2002 to October 2004.

Thomas Loeffler (Born 1959)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)	Chief Operating Officer, BofA Global Capital Management Group, LLC since May 2010; Chief Operating Officer, Fixed-Income and Liquidity Strategies, Columbia Management Advisors, LLC from 2004 to 2010.

Robert Fitzpatrick (Born 1971)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Secretary (since 2010)	Assistant General Counsel, Bank of America since May 2010; Assistant General Counsel, Columbia Management Advisors, LLC from 2004 to 2010; Legal Advisor, FleetBoston Financial Corporation from 2000 to 2004.

Patrick Campbell (Born 1957)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)	Director of Transfer Agency Oversight, BofA Global Capital Management Group, LLC since May 2010; Vice President of Transfer Agency Oversight and Business Intelligence/Data at Oppenheimer Funds, April 2004 through January 2009.

32

Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Government Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended August 31 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC, and a part of BofA Global Capital Management and an affiliate of Bank of America Corporation. BofA Global Capital Management is an investment division of Bank of America Corporation. BofA entities furnish investment management services and products for institutional and individual investors. BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

33

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

BofA Government Reserves

Annual Report, August 31, 2011

© 2011 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 www.bofacapital.com

SHC-42/166207-0811 (10/11) 11/O4H2Z2

BofATM Funds

Annual Report

August 31, 2011

■  BofA Connecticut Municipal Reserves

■  BofA Massachusetts Municipal Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolios	3

Statements of Assets and Liabilities	11

Statements of Operations	12

Statements of Changes in Net Assets	13

Financial Highlights	16

Notes to Financial Statements	20

Report of Independent Registered Public Accounting Firm	27

Federal Income Tax Information	28

Shareholder Meeting Results	29

Fund Governance	30

Important Information About This Report	33

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Connecticut Municipal Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

03/01/11 – 08/31/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Retail A Shares	1,000.00	1,000.00	1,000.20	1,023.84	1.36	1.38	0.27
G-Trust Shares	1,000.00	1,000.00	1,000.60	1,024.20	1.01	1.02	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Understanding Your Expenses – BofA Massachusetts Municipal Reserves

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services,Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

03/01/11 – 08/31/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Retail A Shares	1,000.00	1,000.00	1,000.30	1,023.89	1.31	1.33	0.26
G-Trust Shares	1,000.00	1,000.00	1,000.60	1,024.20	1.01	1.02	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

2

Investment Portfolio – BofA Connecticut Municipal Reserves

August 31, 2011

Municipal Bonds – 97.9%
	Par ($)	Value ($)
Connecticut – 79.0%
CT Avon
Series 2010,
1.500% 11/01/11	1,000,000	1,001,897
CT Bloomfield
Series 2010 A,
1.500% 10/15/11	1,250,000	1,251,621
Series 2010 B,
1.500% 10/15/11	620,000	620,804
CT Derby
Series 2011,
1.000% 04/02/12 (a)	2,000,000	2,006,740
CT Development Authority
Imperial Electric Assembly,
Series 2001, AMT, LOC: Wells Fargo Bank N.A. 0.360% 05/01/21 (09/01/11) (b)(c)	920,000	920,000
Rand-Whitney Containerboard LP,
Series 1993, AMT, LOC: Bank of Montreal 0.180% 08/01/23 (09/07/11) (b)(c)	4,500,000	4,500,000
RK Bradley Associates LP,
Series 2006, LOC: TD Bank N.A. 0.210% 12/01/28 (09/01/11) (b)(c)	500,000	500,000
CT East Windsor
Series 2011,
1.500% 03/27/12	605,000	608,781
CT Easton
Series 2011,
1.000% 07/06/12	2,000,000	2,011,443
CT Fairfield
Series 2011,
2.000% 07/20/12	625,000	633,687
CT Health & Educational Facilities Authority
CIL Community Resources,
Series 2011 A, LOC: HSBC Bank USA N.A. 0.190% 07/01/41 (09/01/11) (b)(c)	2,500,000	2,500,000

	Par ($)	Value ($)
Eastern Connecticut Health,
Series 2010 E, LOC: TD Bank N.A. 0.180% 07/01/34 (09/01/11) (b)(c)	6,500,000	6,500,000
Hospital for Special Care,
Series 2010 E, LOC: Federal Home Loan Bank of Boston 0.180% 07/01/37 (09/01/11) (b)(c)	3,910,000	3,910,000
Lawrence & Memorial Hospital, Inc.,
Series 2004 E, LOC: JPMorgan Chase Bank 0.150% 07/01/34 (09/07/11) (b)(c)	2,200,000	2,200,000
St. Francis Hospital & Medical Center,
Series 2008 F, LOC: JPMorgan Chase Bank 0.190% 07/01/47 (09/01/11) (b)(c)	4,200,000	4,200,000
The Hotchkiss School,
Series 2000 A, SPA: U.S. Bank N.A. 0.170% 07/01/30 (09/01/11) (b)(c)	3,600,000	3,600,000
The Taft School,
Series 2000 E, LOC: Wells Fargo Bank N.A. 0.240% 07/01/30 (09/07/11) (b)(c)	3,000,000	3,000,000
United Methodist Home Sharon,
Series 2001 A, LOC: Wells Fargo Bank N.A. 0.260% 07/01/31 (09/01/11) (b)(c)	200,000	200,000
Wesleyan University,
Series 2010, LIQ FAC: Citibank N.A. 0.210% 01/01/18 (09/01/11) (b)(c)(d)	4,200,000	4,200,000
Yale University Eagle,
Series 2005 A, LIQ FAC: Citibank N.A. 0.210% 07/01/35 (09/01/11) (b)(c)	2,375,000	2,375,000
Yale University,
Series 2005 Y-2, 0.070% 07/01/35 (09/01/11) (c)(e)	1,575,000	1,575,000

See Accompanying Notes to Financial Statements.

3

BofA Connecticut Municipal Reserves

August 31, 2011

Municipal Bonds (continued)
	Par ($)	Value ($)
CT Housing Finance Authority
CIL Realty, Inc.,
Series 2008, LOC: HSBC Bank USA N.A. 0.170% 07/01/32 (09/01/11) (b)(c)	3,000,000	3,000,000
Housing Mortgage Financing Program:
Series 2003 E4, AMT, SPA: Bank of Tokyo-Mitsubishi UFJ 0.320% 11/15/27 (09/01/11) (b)(c)	2,000,000	2,000,000
Series 2010 G, 0.450% 11/15/41 (11/15/11) (c)(e)	1,000,000	1,000,000
Series 2007, AMT,
SPA: Wells Fargo Bank N.A. 0.220% 11/15/15 (09/07/11) (b)(c)	4,595,000	4,595,000
CT Litchfield
Series 2011,
1.500% 02/08/12	2,210,000	2,217,985
CT Milford
Series 2003:
3.500% 11/01/11	200,000	200,946
4.500% 11/01/11	300,000	301,919
CT Oxford
Series 2011,
1.500% 07/26/12	1,000,000	1,011,204
CT Regional School District No. 10
Series 2011,
1.000% 04/13/12	2,000,000	2,008,947
CT Simsbury
Series 2011,
1.500% 01/15/12	500,000	501,953
CT Stamford
Series 2010 A,
2.000% 12/01/11	1,055,000	1,058,929
CT State
Series 2001 A,
SPA: Landesbank Hessen-Thuringen 0.300% 02/15/21 (09/01/11) (b)(c)	6,400,000	6,400,000
Series 2006 A,
3.500% 12/15/11	500,000	504,239
Series 2009 A,
5.000% 01/01/12	200,000	202,839

	Par ($)	Value ($)
Transportation Infrastructure,
Series 1998 A, 5.500% 10/01/11	1,100,000	1,104,401
CT Trumbull
Series 2007,
4.125% 09/01/11	300,000	300,000
CT University of Connecticut
Series 2011,
LIQ FAC: Citibank N.A. 0.210% 02/15/18 (09/01/11) (b)(c)(d)	890,000	890,000
CT Waterford
Series 2011,
4.000% 08/01/12	715,000	738,475
CT West Hartford
Series 2001,
4.500% 01/15/12	300,000	304,452
CT Westport
Series 2010,
2.000% 11/01/11	525,000	526,443
CT Windsor
Series 2011,
2.000% 04/11/12	1,010,000	1,018,873
Connecticut Total		78,201,578
Indiana – 0.9%
IN Elkhart
Vahala Enterprises, Inc.,
Series 2002, AMT, LOC: JPMorgan Chase Bank 0.650% 09/01/17 (09/01/11) (b)(c)	900,000	900,000
Indiana Total		900,000
Massachusetts – 1.9%
MA State
Central Artery,
Series 2000 A, SPA: Landesbank Baden-Württemberg 0.190% 12/01/30 (09/01/11) (b)(c)	1,900,000	1,900,000
Massachusetts Total		1,900,000

See Accompanying Notes to Financial Statements.

4

BofA Connecticut Municipal Reserves

August 31, 2011

Municipal Bonds (continued)
	Par ($)	Value ($)
Ohio – 1.3%
OH Portage
Hattie Larlham Center,
Series 2001, LOC: PNC Bank N.A. 0.700% 02/01/17 (09/01/11) (b)(c)	1,220,000	1,220,000
Ohio Total		1,220,000
Puerto Rico – 14.8%
PR Commonwealth of Puerto Rico BB&T Municipal Trust
Series 2007,
LOC: Branch Banking & Trust 0.230% 01/01/28 (09/01/11) (b)(c)	3,480,000	3,480,000
PR Commonwealth of Puerto Rico Deutsche Bank Spears/Lifers Trust
Series 2007,
LIQ FAC: Deutsche Bank AG 0.240% 08/01/47 (09/01/11) (b)(c)	3,955,000	3,955,000
PR Commonwealth of Puerto Rico JPMorgan Chase Putters/Drivers Trust
Series 2011,
LOC: JPMorgan Chase Bank
0.140% 05/01/13 (09/01/11) (b)(c)(d)	1,000,000	1,000,000
PR Commonwealth of Puerto Rico Public Finance Corp.
Series 2002 E,
Pre-refunded 02/01/12, 5.500% 08/01/29	2,155,000	2,199,507
PR Commonwealth of Puerto Rico
Series 2003 C-5-2,
LOC: Barclays Bank PLC 0.150% 07/01/20 (09/01/11) (b)(c)	4,000,000	4,000,000
Puerto Rico Total		14,634,507
Total Municipal Bonds (cost of $96,856,085)		96,856,085

Closed-End Investment Company – 4.0%
	Par ($)	Value ($)
Other – 4.0%
Nuveen Premier Insured Municipal Income Fund, Inc.
Series 2010, AMT,
LIQ FAC: Citibank N.A. 0.380% 12/01/40 (09/01/11) (b)(c)(d)	4,000,000	4,000,000
Other Total		4,000,000
Total Closed-End Investment Company (cost of $4,000,000)		4,000,000
Total Investments – 101.9% (cost of $100,856,085) (f)		100,856,085
Other Assets & Liabilities, Net – (1.9)%		(1,906,110)
Net Assets – 100.0%		98,949,975

Notes to Investment Portfolio:

(a)  Security purchased on a delayed delivery basis.

(b)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2011.

(c)  Parenthetical date represents the effective maturity date for the security.

(d)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2011, these securities, which are not illiquid, amounted to $10,090,000 or 10.2% of net assets for the Fund.

(e)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2011.

(f)  Cost for federal income tax purposes is $100,856,085.

The following table summarizes the inputs used, as of August 31, 2011, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$96,856,085	$—	$96,856,085
Total Closed-End Investment Company	—	4,000,000	—	4,000,000
Total Investments	$—	$100,856,085	$—	$100,856,085

  The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

  For the year ended August 31, 2011, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

See Accompanying Notes to Financial Statements.

5

BofA Connecticut Municipal Reserves

August 31, 2011

  For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Acronym	Name
AMT	Alternative Minimum Tax

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

Putters	Puttable Tax-Exempt Receipts

SPA	Stand-by Purchase Agreement

At August 31, 2011, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Municipal Bonds	97.9
Closed-End Investment Company	4.0
101.9
Other Assets & Liabilities, Net	(1.9)
100.0

See Accompanying Notes to Financial Statements.

6

Investment Portfolio – BofA Massachusetts Municipal Reserves

August 31, 2011

Municipal Bonds – 95.4%
	Par ($)	Value ($)
Massachusetts – 82.7%
MA Barclays Capital Municipal Trust Receipts
Harvard University,
Series 2010, LIQ FAC: Barclays Bank PLC 0.180% 12/15/34 (09/01/11) (a)(b)(c)	6,600,000	6,600,000
MA Carlisle
Series 2011,
1.000% 11/18/11	6,000,000	6,006,654
MA Clipper Tax-Exempt Certificate Trust
Series 2007,
LIQ FAC: State Street Bank & Trust Co. 0.210% 01/01/17 (09/01/11) (a)(b)	1,000,000	1,000,000
MA Cohasset
Series 2010,
1.500% 12/09/11	2,039,150	2,043,986
MA Department of Transportation
Contract Assistance-A7,
Series 2010, SPA: JPMorgan Chase Bank 0.150% 01/01/29 (09/07/11) (a)(b)	5,000,000	5,000,000
Series 2010 A2,
LOC: Wells Fargo Bank N.A. 0.150% 01/01/37 (09/07/11) (a)(b)	2,500,000	2,500,000
MA Deutsche Bank Spears/Lifers Trust
Massachusetts State College Building Authority,
Series 2008, GTY AGMT: Deutsche Bank AG, LIQ FAC: Deutsche Bank AG 0.240% 05/01/39 (09/01/11) (a)(b)	3,575,000	3,575,000
MA Development Finance Agency
Abby Kelly Foster Charter,
Series 2008, LOC: TD Bank N.A. 0.200% 09/01/38 (09/01/11) (a)(b)	4,900,000	4,900,000
Babson College,
Series 2008 A, LOC: FHLB 0.160% 10/01/32 (09/01/11) (a)(b)	2,085,000	2,085,000

	Par ($)	Value ($)
Boston University,
Series 2008 U-3, LOC: BNP Paribas 0.300% 10/01/40 (09/01/11) (a)(b)	5,000,000	5,000,000
P-Floats-PT-923,
100 Lansdowne Street Project, Series 2004, AMT, LIQ FAC: FHLMC 0.310% 01/01/36 (09/01/11) (a)(b)	3,720,000	3,720,000
Partners Healthcare System,
Series 2011 K-1, SPA: Wells Fargo Bank N.A. 0.150% 07/01/46 (09/01/11) (a)(b)	2,365,000	2,365,000
The Fay School, Inc.,
Series 2008, LOC: TD Bank N.A. 0.210% 04/01/38 (09/01/11) (a)(b)	6,600,000	6,600,000
MA Falmouth
Series 2011,
1.500% 07/27/12	2,530,000	2,555,047
MA Health & Educational Facilities Authority
Amherst College,
Series 2009 K-2, 2.750% 11/01/38 (01/04/12) (b)(d)	675,000	679,271
Baystate Medical Center, Inc.,
Series 2009 J-1, LOC: JPMorgan Chase Bank 0.150% 07/01/44 (09/07/11) (a)(b)	2,500,000	2,500,000
Bentley University,
Series 2000 K, LOC: JPMorgan Chase Bank 0.150% 07/01/30 (09/07/11) (a)(b)	1,000,000	1,000,000
Harrington Memorial,
Series 2008 A, LOC: TD Bank N.A. 0.150% 07/01/38 (09/07/11) (a)(b)	4,900,000	4,900,000
Harvard University,
Series 2000 Y, 0.130% 07/01/35 (09/01/11) (b)(d)	2,700,000	2,700,000

See Accompanying Notes to Financial Statements.

7

BofA Massachusetts Municipal Reserves

August 31, 2011

Municipal Bonds (continued)
	Par ($)	Value ($)
Henry Heywood Memorial Hospital,
Series 2009 C, LOC: TD Bank N.A. 0.100% 07/01/38 (09/01/11) (a)(b)	880,000	880,000
Partners Healthcare Systems:
Series 2003 D-3, SPA: JPMorgan Chase Bank 0.170% 07/01/38 (09/01/11) (a)(b)	1,000,000	1,000,000
Series 2003 D-6, 0.100% 07/01/17 (09/01/11) (b)(d)	2,385,000	2,385,000
MA Holliston
Series 2011,
1.250% 05/25/12	1,770,000	1,777,310
MA Housing Finance Agency
ROCS RRII R 11684,
Series 2008, AMT, LIQ FAC: Citibank N.A. 0.270% 06/01/41 (09/01/11) (a)(b)(c)	2,215,000	2,215,000
ROCS RRII R 11928,
Series 2011, AMT, LIQ FAC: Citibank N.A. 0.270% 06/01/36 (09/01/11) (a)(b)(c)	3,195,000	3,195,000
MA Industrial Finance Agency
120 Chestnut Street LP,
Series 1992, LOC: Sumitomo Bank Ltd. 0.160% 08/01/26 (09/07/11) (a)(b)	2,725,000	2,725,000
Berkshire School, Inc.,
Series 1990, LOC: JPMorgan Chase Bank 0.150% 09/01/20 (09/07/11) (a)(b)	3,200,000	3,200,000
MA JPMorgan Chase Putters/Drivers Trust
Series 2011-3873,
LIQ FAC: JPMorgan Chase Bank 0.210% 10/15/18 (09/01/11) (a)(b)(c)	1,500,000	1,500,000
MA Marlborough
Series 2011,
2.000% 06/15/12	899,000	909,566

	Par ($)	Value ($)
MA Puttable Floating Option Tax-Exempt Receipts
Massachusetts State Development Finance Agency:
Haverhill Mills Project, Series 2008, AMT, LIQ FAC: FHLMC 0.310% 11/01/37 (09/01/11) (a)(b)	9,000,000	9,000,000
Series 2008, AMT,
LIQ FAC: FHLMC 0.310% 05/01/50 (09/01/11) (a)(b)	8,960,000	8,960,000
MA Quincy
Series 2011 B,
1.500% 07/27/12	6,000,000	6,060,869
MA Shrewsbury
Series 2010,
1.500% 11/18/11	6,800,000	6,815,620
MA State
Central Artery,
Series 2000 A, SPA: Landesbank Baden-Württemberg 0.190% 12/01/30 (09/01/11) (a)(b)	12,090,000	12,090,000
Series 2001 A,
5.500% 01/01/12	1,235,000	1,255,252
Series 2001 B,
SPA: Landesbank Hessen-Thüringen 0.260% 01/01/21 (09/01/11) (a)(b)	5,315,000	5,315,000
Series 2001 C:
Insured: AMBAC, Pre-refunded 12/01/11, 5.125% 12/01/20	1,100,000	1,112,353
Pre-refunded 12/01/11, 5.375% 12/01/18	1,000,000	1,011,814
Series 2002 C,
5.500% 11/01/11	1,500,000	1,512,077
Series 2008 C27,
SPA: Wells Fargo Bank N.A. 0.180% 11/01/25 (09/07/11) (a)(b)(c)	7,750,000	7,750,000
Series 2009 A,
2.250% 03/01/12	1,000,000	1,008,258
MA University of Massachusetts Building Authority
Series 2008 1,
LOC: Lloyds TSB Bank PLC 0.140% 05/01/38 (09/07/11) (a)(b)	4,855,000	4,855,000

See Accompanying Notes to Financial Statements.

8

BofA Massachusetts Municipal Reserves

August 31, 2011

Municipal Bonds (continued)
	Par ($)	Value ($)
MA Water Pollution Abatement
Series 1999 87,
LIQ FAC: Societe Generale 0.200% 08/01/23 (09/01/11) (a)(b)	3,970,000	3,970,000
MA Water Resources Authority
ROCS RRII R 11914,
Series 2011, LIQ FAC: Citigroup Global Markets 0.210% 08/01/18 (09/01/11) (a)(b)(c)	2,595,000	2,595,000
Series 2002 C,
LOC: Landesbank Hessen-Thüringen 0.110% 08/01/20 (09/01/11) (a)(b)	5,975,000	5,975,000
MA Weston
Series 2011,
1.500% 02/03/12	1,700,000	1,707,036
Massachusetts Total		166,510,113
New York – 3.0%
NY New York City Transitional Finance Authority
Series 2002 1,
LOC: Landesbank Hessen-Thüringen 0.300% 11/01/22 (09/07/11) (a)(b)	6,000,000	6,000,000
New York Total		6,000,000
Ohio – 0.7%
OH Hilliard
National Sign Systems, Inc.,
Series 1999, AMT, LOC: JPMorgan Chase Bank 0.320% 12/01/19 (09/07/11) (a)(b)	1,540,000	1,540,000
Ohio Total		1,540,000
Puerto Rico – 9.0%
PR Commonwealth of Puerto Rico Deutsche Bank Spears/Lifers Trust
Series 2007,
GTY AGMT: Deutsche Bank AG 0.240% 08/01/47 (09/01/11) (a)(b)	810,000	810,000

	Par ($)	Value ($)
PR Commonwealth of Puerto Rico Electric Power Authority
Series 2008 A,
LIQ FAC: Societe Generale 0.520% 07/01/29 (09/01/11) (a)(b)	3,160,000	3,160,000
PR Commonwealth of Puerto Rico Highway & Transportation Authority
Series 1998 A,
LOC: Scotia Bank 0.130% 07/01/28 (09/07/11) (a)(b)	7,210,000	7,210,000
PR Commonwealth of Puerto Rico
Series 2003 C-5-2,
LOC: Barclays Bank PLC 0.150% 07/01/20 (09/01/11) (a)(b)	7,000,000	7,000,000
Puerto Rico Total		18,180,000
Total Municipal Bonds (cost of $192,230,113)		192,230,113
Closed-End Investment Company – 4.5%
Other – 4.5%
Nuveen Premier Insured Municipal Income Fund, Inc.
Series 2010, AMT,
LIQ FAC: Citibank N.A. 0.380% 12/01/40 (09/01/11) (a)(b)(c)	9,000,000	9,000,000
Other Total		9,000,000
Total Closed-End Investment Company (cost of $9,000,000)		9,000,000
Total Investments – 99.9% (cost of $201,230,113) (e)		201,230,113
Other Assets & Liabilities, Net – 0.1%		187,143
Net Assets – 100.0%		201,417,256

Notes to Investment Portfolio:

(a)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2011.

(b)  Parenthetical date represents the effective maturity date for the security.

See Accompanying Notes to Financial Statements.

9

BofA Massachusetts Municipal Reserves

August 31, 2011

(c)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2011, these securities, which are not illiquid, amounted to $32,855,000 or 16.3% of net assets for the Fund.

(d)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2011.

(e)  Cost for federal income tax purposes is $201,230,113.

The following table summarizes the inputs used, as of August 31, 2011, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$192,230,113	$—	$192,230,113
Total Closed-End Investment Company	—	9,000,000	—	9,000,000
Total Investments	$—	$201,230,113	$—	$201,230,113

  The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

  For the year ended August 31, 2011, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

  For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At August 31, 2011, the asset allocation of the fund is as follows:

Asset Allocation	% of Net Assets
Municipal Bonds	95.4
Closed-End Investment Company	4.5
99.9
Other Assets & Liabilities, Net	0.1
100.0

Acronym	Name
AMBAC	Ambac Assurance Corp.

AMT	Alternative Minimum Tax

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corp.

GTY AGMT	Guaranty Agreement

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

Putters	Puttable Tax-Exempt Receipts

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

10

Statements of Assets and Liabilities – BofA Money Market Funds
August 31, 2011

	($)	($)
	BofA Connecticut Municipal Reserves	BofA Massachusetts Municipal Reserves
Assets
Investments, at amortized cost approximating value	100,856,085	201,230,113
Cash	231,660	2,777
Receivable for:
Fund shares sold	—	750
Interest	152,747	293,879
Expense reimbursement due from investment advisor	55,348	51,444
Trustees' deferred compensation plan	6,472	7,722
Prepaid expenses	1,160	2,648
Other assets	4,933	1,400
Total Assets	101,308,405	201,590,733
Liabilities
Payable for:
Investments purchased	203,257	—
Investments purchased on a delayed delivery basis	2,006,740	—
Distributions	5,245	9,522
Investment advisory fee	12,332	26,026
Administration fee	—	1,199
Pricing and bookkeeping fees	—	1,535
Transfer agent fee	816	1,270
Trustees' fees	20,921	20,834
Audit fee	34,703	34,703
Legal fee	47,728	47,808
Custody fee	1,791	2,430
Shareholder service fee	141	115
Chief compliance officer expenses	1,322	1,334
Reports to shareholders	16,621	18,617
Trustees' deferred compensation plan	6,472	7,722
Other liabilities	341	362
Total Liabilities	2,358,430	173,477
Net Assets	98,949,975	201,417,256
Net Assets Consist of
Paid-in capital	98,840,362	201,294,996
Undistributed net investment income	109,891	123,244
Accumulated net realized loss	(278)	(984)
Net Assets	98,949,975	201,417,256
Retail A Shares
Net assets	$743,899	$2,472,445
Shares outstanding	742,902	2,470,928
Net asset value per share	$1.00	$1.00
G-Trust Shares
Net assets	$98,206,076	$198,944,811
Shares outstanding	98,097,432	198,825,148
Net asset value per share	$1.00	$1.00

See Accompanying Notes to Financial Statements.

11

Statements of Operations – BofA Money Market Funds
For the Year Ended August 31, 2011

	($)	($)
	BofA Connecticut Municipal Reserves	BofA Massachusetts Municipal Reserves
Investment Income
Interest	344,666	651,338
Expenses
Investment advisory fee	165,417	318,010
Administration fee	55,736	142,206
Shareholder service fee—Retail A Shares	1,666	4,221
Transfer agent fee	8,417	9,809
Pricing and bookkeeping fees	61,710	82,636
Trustees' fees	37,555	18,484
Custody fee	6,178	8,222
Registration fees	17,830	17,060
Audit fee	39,488	39,458
Legal fees	190,568	190,702
Reports to shareholders	28,146	29,166
Chief compliance officer expenses	8,074	8,222
Other expenses	14,316	19,875
Total Expenses	635,101	888,071
Fees waived or expenses reimbursed by investment advisor and/or administrator	(414,244)	(464,179)
Fees waived by distributor—Retail A Shares	(144)	(568)
Expense reductions	(37)	(57)
Net Expenses	220,676	423,267
Net Investment Income	123,990	228,071
Net realized loss on investments	(278)	(984)
Net Increase Resulting from Operations	123,712	227,087

See Accompanying Notes to Financial Statements.

12

Statements of Changes in Net Assets (continued) – BofA Money Market Funds

Increase (Decrease) in Net Assets	BofA Connecticut Municipal Reserves		BofA Massachusetts Municipal Reserves
	Year Ended August 31,		Year Ended August 31,
	2011 ($)	2010 ($)	2011 ($)	2010 ($)
Operations
Net investment income	123,990	223,138	228,071	303,714
Net realized gain (loss) on investments	(278)	1,267	(984)	35,788
Net increase resulting from operations	123,712	224,405	227,087	339,502
Distributions to Shareholders
From net investment income:
Retail A Shares	(304)	(7,956)	(1,032)	(31,759)
G-Trust Shares	(123,642)	(215,225)	(226,984)	(272,010)
From net realized gains:
Retail A Shares	—	—	(324)	—
G-Trust Shares	—	—	(29,677)	—
Total distributions to shareholders	(123,946)	(223,181)	(258,017)	(303,769)
Net Capital Stock Transactions	(30,373,921)	(171,275,927)	(117,036,653)	(140,903,054)
Total decrease in net assets	(30,374,155)	(171,274,703)	(117,067,583)	(140,867,321)
Net Assets
Beginning of period	129,324,130	300,598,833	318,484,839	459,352,160
End of period	98,949,975	129,324,130	201,417,256	318,484,839
Undistributed net investment income at end of period	109,891	107,447	123,244	152,111

See Accompanying Notes to Financial Statements.

13

Statements of Changes in Net Assets (continued) – BofA Connecticut Municipal Reserves

	Capital Stock Activity
	Year Ended August 31, 2011		Year Ended August 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Retail A Shares
Subscriptions	964,876	964,876	48,921,740	48,921,740
Distributions reinvested	298	298	7,953	7,953
Redemptions	(19,290,790)	(19,290,790)	(54,453,619)	(54,453,619)
Net decrease	(18,325,616)	(18,325,616)	(5,523,926)	(5,523,926)
G-Trust Shares
Subscriptions	219,882,726	219,882,726	356,633,327	356,633,327
Distributions reinvested	1,903	1,903	4,263	4,263
Redemptions	(231,932,934)	(231,932,934)	(522,389,591)	(522,389,591)
Net decrease	(12,048,305)	(12,048,305)	(165,752,001)	(165,752,001)

See Accompanying Notes to Financial Statements.

14

Statements of Changes in Net Assets (continued) – BofA Massachusetts Municipal Reserves

	Capital Stock Activity
	Year Ended August 31, 2011		Year Ended August 31, 2010
	Shares	Dollars ($)	Shares	Dollars ($)
Retail A Shares
Subscriptions	2,721,170	2,721,170	114,914,681	114,914,681
Distributions reinvested	1,354	1,354	31,756	31,756
Redemptions	(77,765,389)	(77,765,389)	(181,390,374)	(181,390,374)
Net decrease	(75,042,865)	(75,042,865)	(66,443,937)	(66,443,937)
G-Trust Shares
Subscriptions	459,536,859	459,536,859	458,328,101	458,328,101
Distributions reinvested	4,099	4,099	4,190	4,190
Redemptions	(501,534,746)	(501,534,746)	(532,791,408)	(532,791,408)
Net decrease	(41,993,788)	(41,993,788)	(74,459,117)	(74,459,117)

See Accompanying Notes to Financial Statements.

15

Financial Highlights – BofA Connecticut Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Retail A Shares	2011	2010 (a)(b)	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income (c)	— (d)	— (d)	0.009	0.024	0.033
Less Distributions to Shareholders:
From net investment income	— (d)	— (d)	(0.009)	(0.024)	(0.033)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (e)(f)	0.03%	0.03%	0.89%	2.38%	3.39%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.29%	0.30%	0.34%	0.30%	0.30%
Waiver/Reimbursement	0.38%	0.17%	0.10%	0.11%	0.21%
Net investment income (g)	0.02%	0.03%	0.91%	2.36%	3.35%
Net assets, end of period (000s)	$744	$19,085	$24,602	$31,715	$34,621

(a)  On May 1, 2010, Columbia Connecticut Municipal Reserves was renamed BofA Connecticut Municipal Reserves.

(b)  On December 31, 2009, Columbia Connecticut Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Connecticut Municipal Reserves.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA Connecticut Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
G-Trust Shares	2011	2010 (a)(b)	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income (c)	0.001	0.001	0.010	0.025	0.034
Less Distributions to Shareholders:
From net investment income	(0.001)	(0.001)	(0.010)	(0.025)	(0.034)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (d)(e)	0.11%	0.13%	0.99%	2.48%	3.50%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.20%	0.20%	0.24%	0.20%	0.20%
Waiver/Reimbursement	0.37%	0.16%	0.10%	0.11%	0.21%
Net investment income (f)	0.11%	0.13%	0.95%	2.41%	3.45%
Net assets, end of period (000s)	$98,206	$110,239	$275,997	$251,676	$146,801

(a)  On May 1, 2010, Columbia Connecticut Municipal Reserves was renamed BofA Connecticut Municipal Reserves.

(b)  On December 31, 2009, Columbia Connecticut Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Connecticut Municipal Reserves.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Total return at net asset value assuming all distributions reinvested.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA Massachusetts Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Retail A Shares	2011		2010 (a)(b)		2009	2008	2007
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income (c)	—	(d)	—	(d)	0.009	0.024	0.034
Net realized gain (loss) on investments	—	(d)	—	(d)	— (d)	— (d)	— (d)
Total from Investment Operations	—	(d)	—	(d)	0.009	0.024	0.034
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(d)	(0.009)	(0.024)	(0.034)
From net realized gains	—	(d)	—		—	—	—
Total Distributions to Shareholders	—	(d)	—	(d)	(0.009)	(0.024)	(0.034)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Total return (e)(f)	0.05%		0.03%		0.94%	2.40%	3.43%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.27%		0.27%		0.32%	0.28%	0.28%
Waiver/Reimbursement	0.23%		0.12%		0.09%	0.08%	0.15%
Net investment income (g)	0.02%		0.03%		0.87%	2.31%	3.38%
Net assets, end of period (000s)	$2,472		$77,551		$143,993	$154,075	$106,505

(a)  On May 1, 2010, Columbia Massachusetts Municipal Reserves was renamed BofA Massachusetts Municipal Reserves.

(b)  On December 31, 2009, Columbia Massachusetts Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Massachusetts Municipal Reserves.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – BofA Massachusetts Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
G-Trust Shares	2011	2010 (a)(b)	2009	2008		2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income (c)	0.001	0.001	0.010	0.025		0.035
Net realized gain (loss) on investments	— (d)	— (d)	— (d)	—	(d)	— (d)
Total from Investment Operations	0.001	0.001	0.010	0.025		0.035
Less Distributions to Shareholders:
From net investment income	(0.001)	(0.001)	(0.010)	(0.025)		(0.035)
From net realized gains	— (d)	—	—	—		—
Total Distributions to Shareholders	(0.001)	(0.001)	(0.010)	(0.025)		(0.035)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (e)(f)	0.12%	0.13%	1.03%	2.48	%(g)	3.51%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.20%	0.20%	0.24%	0.20%		0.20%
Waiver/Reimbursement	0.22%	0.11%	0.09%	0.08%		0.15%
Net investment income (h)	0.11%	0.10%	1.01%	2.28%		3.46%
Net assets, end of period (000s)	$198,945	$240,934	$315,359	$411,289		$210,826

(a)  On May 1, 2010, Columbia Massachusetts Municipal Reserves was renamed BofA Massachusetts Municipal Reserves.

(b)  On December 31, 2009, Columbia Massachusetts Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Massachusetts Municipal Reserves.

(c)  Per share data was calculated using the average shares outstanding during the period.

(d)  Rounds to less than $0.001 per share.

(e)  Total return at net asset value assuming all distributions reinvested.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

19

Notes to Financial Statements – BofA Money Market Funds
August 31, 2011

Note 1. Organization

BofA Funds Series Trust (the "Trust") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust. Information presented in these financial statements pertains to BofA Connecticut Municipal Reserves and BofA Massachusetts Municipal Reserves (each a "Fund" and collectively, the "Funds"), each a series of the Trust. Each Fund is a non-diversified fund.

Investment Objectives

BofA Connecticut Municipal Reserves seeks current income exempt from federal income tax and Connecticut individual, trust and estate income tax, consistent with capital preservation and maintenance of a high degree of liquidity. BofA Massachusetts Municipal Reserves seeks current income exempt from federal income tax and Massachusetts individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and each Fund offers two classes of shares: Retail A and G-Trust shares. Retail A shares are only generally available to existing shareholders of Retail A shares. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Trust's Board of Trustees (the "Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or

20

BofA Money Market Funds, August 31, 2011

less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Funds and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to a Fund are charged to such Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statements of Operations) and realized and unrealized gains (losses) are allocated to each class of a Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, each Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that each Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. A Fund's maximum exposure under these arrangements is unknown because this would involve future claims against such Fund. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Funds expect the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to a Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended August 31, 2011, permanent book and tax basis differences resulting primarily from differing

21

BofA Money Market Funds, August 31, 2011

treatments for adjustments to prior period accumulated balances for Deferred Trustees were identified and reclassified among the components of the Funds' net assets as follows:

	Undistributed Net Investment Income	Accumulated Net Realized Gain (Loss)	Paid-In Capital
BofA Connecticut Municipal Reserves	$2,400	$—	$(2,400)
BofA Massachusetts Municipal Reserves	(28,922)	30,001	(1,079)

The tax character of distributions paid during the years ended August 31, 2011 and August 31, 2010 were as follows:

	August 31, 2011
	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gains
BofA Connecticut Municipal Reserves	$123,946	$—	$—
BofA Massachusetts Municipal Reserves	229,428	11	28,578
	August 31, 2010
	Tax-Exempt Income	Ordinary Income*	Long-Term Capital Gains
BofA Connecticut Municipal Reserves	$220,899	$2,282	$—
BofA Massachusetts Municipal Reserves	267,686	7,505	28,578

* For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

The components of distributable earnings on a tax basis as of August 31, 2011 were as follows:

	August 31, 2011
	Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
BofA Connecticut Municipal Reserves	$115,136	$—	$—
BofA Massachusetts Municipal Reserves	135,704	—	—

22

BofA Money Market Funds, August 31, 2011

The following capital loss carryforwards, determined as of August 31, 2011, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

	Year of Expiration	Capital Loss Carryforwards
BofA Connecticut Municipal Reserves	2019	$278
BofA Massachusetts Municipal Reserves	2019	984

Management is required to determine whether a tax position of the Funds is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by each Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Funds' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA Advisors, LLC ("BofA"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Funds. BofA receives a monthly investment advisory fee, calculated based on the combined average net assets of the Funds and the other registered money market funds advised by BofA, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

BofA has contractually agreed to limit the combined investment advisory fee and administration fee for the Funds to an annual rate of 0.19% of each Fund's average net assets through December 31, 2011. There is no guarantee that this expense limitation will continue after December 31, 2011.

For the year ended August 31, 2011, the effective investment advisory fee rates, net of fee waivers, were 0.15% of each Fund's average daily net assets.

Administration Fee

BofA provides administrative and other services to the Funds for a monthly administration fee, calculated based on the combined average net assets of the Funds and the other registered money market funds advised by BofA, at the following annual rates, less the fees payable by the Funds as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

For the year ended August 31, 2011, the effective administration fee rates for BofA Connecticut Municipal Reserves and BofA Massachusetts Municipal Reserves were 0.10% and 0.10%, respectively, of each Fund's average daily net assets.

Additionally, BofA has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. BofA pays State Street a fee for all services received under this agreement.

23

BofA Money Market Funds, August 31, 2011

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street and BofA pursuant to which State Street provides financial reporting services to the Funds. The Trust has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and BofA pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, each Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of each Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Funds also reimburse State Street for certain out-of-pocket expenses and charges.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Funds' shares. Under a transfer agency agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Funds.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below a Fund's minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the year ended August 31, 2011, no minimum account balance fees were charged by the Funds.

Shareholder Servicing Fee

BofA Distributors, Inc. (the "Distributor"), an affiliate of BOA, is the principal underwriter of the Funds' shares.

The Trust has adopted a shareholder services plan (the "Servicing Plan") with respect to the Retail A shares of the Funds. The Servicing Plan provides compensation to institutions which provide administrative and support services to their customers who beneficially own Retail A shares. Payments under the Servicing Plan are equal to the annual rates of 0.10% and 0.08% for BofA Connecticut Municipal Reserves and BofA Massachusetts Municipal Reserves, respectively.

Fee Waivers and Expense Reimbursements

BofA and/or some of the Funds' other service providers have contractually agreed to bear a portion of the Funds' expenses through December 31, 2011, so that the Funds' ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Funds' custodian, do not exceed the annual rate of 0.20% of each Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2011.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of each Fund. In addition, BofA has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or BofA at any time.

Fees Paid to Officers and Trustees

All officers of the Funds are employees of BofA or its affiliates and, with the exception of the Funds' Chief Compliance Officer, receive no compensation from the Funds. The Board has appointed a Chief Compliance Officer to the Funds in accordance with federal securities regulations. The Funds, along with other affiliated funds, pay their pro-rata share of the expenses associated with the Chief Compliance Officer. Each Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year. Trustees are compensated

24

BofA Money Market Funds, August 31, 2011

for their services to the Funds, as set forth on the Statement of Operations.

The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Funds' assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of BofA Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes Trustees' fees deferred during the current period as well as any gains or losses on the Trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statements of Operations. The liability for the deferred compensation plan is included in "Trustees' deferred compensation plan" on the Statements of Assets and Liabilities.

On February 28, 2011, the Board voted to terminate the deferred compensation plans, with a distribution of balances owed to be paid out of Fund assets at a later date.

Note 5. Custody Credits

Each Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statements of Operations. The Funds could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if they had not entered into such an agreement.

For the year ended August 31, 2011, these custody credits reduced total expenses for the Funds as follows:

Custody Credits
BofA Connecticut Municipal Reserves	$37
BofA Massachusetts Municipal Reserves	57

Note 6. Line of Credit

The Funds and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the year ended August 31, 2011, the Funds did not borrow under this arrangement.

Note 7. Shareholder Concentration

As of August 31, 2011, each Fund had shareholder accounts that held greater than 5% of the shares outstanding over which BOA and/or any of its affiliates did not have investment discretion. The number of accounts and the percentages of shares of beneficial interest outstanding held therein are as follows:

	Number of Accounts	% of Shares Outstanding Held
BofA Connecticut Municipal Reserves	1	99.2
BofA Massachusetts Municipal Reserves	1	98.8

As of August 31, 2011, no other shareholders owned more than 5% of the outstanding shares of each Fund.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Funds.

25

BofA Money Market Funds, August 31, 2011

Note 8. Significant Risks and Contingencies

Non-Diversification Risk

The Funds are non-diversified, which generally means that they may invest a greater percentage of their total assets in the securities of fewer issuers than a "diversified" fund. This increases the risk that a change in the value of any one investment held by a Fund could affect the overall value of the Fund more than it would affect that of a diversified fund holding a greater number of investments.

Geographic Concentration Risk

BofA Connecticut Municipal Reserves and BofA Massachusetts Municipal Reserves invest primarily in debt obligations issued, respectively, by the State of Connecticut and the Commonwealth of Massachusetts, and their political subdivisions, agencies and public authorities, and other qualified issuers that may be located outside of Connecticut and Massachusetts, respectively. The Funds are more susceptible to economic and political factors adversely affecting issuers of each respective state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

At August 31, 2011, investment concentrations by state and/or qualified issuers of each Fund were as follows:

BofA Connecticut Municipal Reserves	% of Net Assets
Connecticut	79.0
Puerto Rico	14.8
Massachusetts	1.9
Ohio	1.3
Indiana	0.9
BofA Massachusetts Municipal Reserves	% of Net Assets
Massachusetts	82.7
Puerto Rico	9.0
New York	3.0
Ohio	0.7

Legal Proceedings

BofA Advisors, LLC and BofA Distributors, Inc. (collectively, the BofA Group) are subject to a settlement agreement with the New York Attorney General (NYAG) (the NYAG Settlement) and a settlement order with the SEC (the SEC Order) on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the BofA Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires BofA Advisors, LLC and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Note 9. Subsequent Event

On April 25, 2011, the Board approved a plan to modify certain BofA Funds' share class offerings through a variety of terminations, conversions, additions, re-openings and re-namings. These modifications resulted in the following changes to the Funds' share class offerings, effective after the close of business on September 30, 2011:

•  G-Trust and Retail A shares were converted to Capital Class shares, a new class of shares of each Fund; and

•  Investor Class shares were added as a new class of shares of each Fund.

26

Report of Independent Registered Public Accounting Firm

To the Trustees of BofA Funds Series Trust and Shareholders of BofA Connecticut Municipal Reserves and BofA Massachusetts Municipal Reserves

In our opinion, the accompanying statements of assets and liabilities, including the investment portfolios, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BofA Connecticut Municipal Reserves and BofA Massachusetts Municipal Reserves (each a series of BofA Funds Series Trust, hereafter collectively referred to as the "Funds") at August 31, 2011, and the results of each of their operations, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 21, 2011

27

Federal Income Tax Information (Unaudited) – BofA Money Market Funds

BofA Connecticut Municipal Reserves

For the fiscal year ended August 31, 2011, 100.00% of the distributions from net investment income of the Fund qualifies as exempt interest dividends for federal income tax purposes. A portion of the income may be subject to federal alternative minimum tax.

The Fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

BofA Massachusetts Municipal Reserves

For the fiscal year ended August 31, 2011, 100.00% of the distributions from net investment income of the Fund qualifies as exempt interest dividends for federal income tax purposes. A portion of the income may be subject to federal alternative minimum tax.

The Fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

28

Shareholder Meeting Results (Unaudited) – BofA Money Market Funds

At a Joint Special Meeting of Shareholders held on June 14, 2011, shareholders of each Fund considered the proposal described below.

Proposal 1: Shareholders of BofA Funds Series Trust elected each of the nominees to serve on the Board of Trustees of BofA Funds Series Trust, each to hold office for an indefinite term, as follows:

Trustee	Votes For	Vote Withheld	Abstentions	Broker Non-Votes
Harrison M. Bains	35,268,401,836.97	1,018,853,621.15	76,329.00	0
Paul Glasserman	35,269,218,184.98	1,018,037,273.14	76,329.00	0
George J. Gorman	35,269,443,299.57	1,017,812,158.55	76,329.00	0
William A. Hawkins	35,260,759,691.42	1,026,495,766.70	76,329.00	0
R. Glenn Hilliard	35,267,344,715.95	1,019,910,742.17	76,329.00	0
William J. Kelly	35,269,788,358.07	1,017,467,100.05	76,329.00	0
Debra J. Perry	35,268,344,824.87	1,018,910,633.25	76,329.00	0

29

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the BofA Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the BofA Funds Series Trust.

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee/Director, Other Directorships Held
Harrison M. Bains (Born 1943)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Retired. Oversees 11 Funds. MGI Funds (7 funds); BG Medicine, Inc. (life sciences)

Paul Glasserman (Born 1962)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Jack R. Anderson Professor of Business—Columbia Business School, since 2000 (Senior Vice Dean, 2004-2008; Professor, 1995-2000); Visiting Scholar—Federal Reserve Bank of New York, from 2008 to 2010; Independent consultant to financial firms since 1995. Oversees 11 Funds. IQ Closed End-Funds (10 funds) (2004-2010).

George J. Gorman (Born 1952)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Senior Partner, Asset Management—Ernst & Young LLP, from 1988 to 2009. Oversees 11 Funds. Ashmore Funds (5 funds).

William A. Hawkins (Born 1942)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]	Managing Director—Overton Partners (financial consulting), August 2010 to present; Persident and Chief Executive Officer—California General Bank, N.A., from January 2008 through August 2010; oversees 11 Funds. Columbia Funds (146 funds).

R. Glenn Hilliard (Born 1943)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]	Chairman and Chief Executive Officer—Hilliard Group LLC (investing consultant), from 2003 through current; Non-Executive Director & Chairman—CNO Financial Group, Inc. (formerly Conseco, Inc.) (insurance), September 2003-May 2011; oversees 11 Funds. Columbia Funds (146 funds).

William J. Kelly (Born 1960)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Chief Executive Officer—Robeco Investment Management, from 2005 to 2008 (previously Chief Financial Officer, 2004-2005); oversees 11 Funds.

30

Fund Governance (continued)

Independent Trustees (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee/Director, Other Directorships Held
Debra Perry (Born 1951)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Managing Member—Perry Consulting LLC, since March 2008; Consultant—MBIA, since March 2008; oversees 11 Funds. Korn/Ferry International (recruiting). CNO Financial Group, Inc. (insurance) (2002-2011).

1  Includes service as trustees of Columbia Funds Series Trust, the predecessor trust.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 888-331-0904.

Officers

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Michael J. Pelzar (Born 1968)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 President (since 2010)	President, BofA Global Capital Management Group, LLC since May 2010; Managing Director and Head of Product Management, Columbia Management Advisors, LLC from 2007 to 2010; Head of Business Development and Mergers and Acquisitions for Global Wealth & Investment Management, Bank of America from 2006 to 2007; Managing Director and Partner, Kaufman & Company, LLC (bank) from 1998 to 2006.

Jeffrey R. Coleman (Born 1969)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Chief Financial Officer, Chief Accounting Officer (since 2010) and Treasurer (since 2009)	Managing Director of Fund Administration of the Advisor since May 2010; Director of Fund Administration of the Advisor since January 2006; Fund Controller from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August 2000 to September 2004.

Peter T. Fariel (Born 1957)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Secretary and Chief Legal Officer (since 2010)	Associate General Counsel, Bank of America since April 2005; Partner, Goodwin Procter LLP (law firm) prior to April 2005.

31

Fund Governance (continued)

Officers (Continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
James R. Bordewick (Born 1959)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President and Chief Compliance Officer (since 2010)	Chief Compliance Officer of the Advisor and Managing Director, Bank of America, since May 2010; Associate General Counsel, Bank of America from April 2005 to May 2010; Chief Legal Officer, Secretary and Senior Vice President, Columbia Funds, April 2005 to April 2010; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April 2005.

Barry S. Vallan (Born 1969)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Deputy Treasurer (since 2010) and Controller (since 2006)	Director of Fund Administration of the Advisor since May 2010; Vice President—Fund Treasury since October 2004; Vice President—Trustee Reporting from April 2002 to October 2004.

Thomas Loeffler (Born 1959)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)	Chief Operating Officer, BofA Global Capital Management Group, LLC since May 2010; Chief Operating Officer, Fixed-Income and Liquidity Strategies, Columbia Management Advisors, LLC from 2004 to 2010.

Robert Fitzpatrick (Born 1971)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Secretary (since 2010)	Assistant General Counsel, Bank of America since May 2010; Assistant General Counsel, Columbia Management Advisors, LLC from 2004 to 2010; Legal Advisor, FleetBoston Financial Corporation from 2000 to 2004.

Patrick Campbell (Born 1957)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)	Director of Transfer Agency Oversight, BofA Global Capital Management Group, LLC since May 2010; Vice President of Transfer Agency Oversight and Business Intelligence/Data at Oppenheimer Funds, April 2004 through January 2009.

32

Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Money Market Funds.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended August 31 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC, and a part of BofA Global Capital Management and an affiliate of Bank of America Corporation. BofA Global Capital Management is an investment division of Bank of America Corporation. BofA entities furnish investment management services and products for institutional and individual investors. BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

33

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

BofA Connecticut Municipal Reserves

BofA Massachusetts Municipal Reserves

Annual Report, August 31, 2011

© 2011 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 www.bofacapital.com

SHC-42/166006-0811 (10/11) 11/M412J3

BofATM Funds

Annual Report

August 31, 2011

BofA Money Market Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	10

Statement of Operations	12

Statement of Changes in Net Assets	13

Financial Highlights	15

Notes to Financial Statements	22

Report of Independent Registered Public Accounting Firm	29

Federal Income Tax Information	30

Shareholder Meeting Results	31

Fund Governance	32

Important Information About This Report	37

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Money Market Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

03/01/11 – 08/31/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,000.40	1,024.20	1.01	1.02	0.20
Trust Class Shares	1,000.00	1,000.00	1,000.00	1,023.79	1.41	1.43	0.28
Liquidity Class Shares	1,000.00	1,000.00	1,000.00	1,023.74	1.46	1.48	0.29
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,023.74	1.46	1.48	0.29
Institutional Class Shares	1,000.00	1,000.00	1,000.20	1,024.00	1.21	1.22	0.24
Retail A Shares	1,000.00	1,000.00	1,000.20	1,023.84	1.36	1.38	0.27
G-Trust Shares	1,000.00	1,000.00	1,000.40	1,024.20	1.01	1.02	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – BofA Money Market Reserves

August 31, 2011

Certificates of Deposit – 34.6%
	Par ($)	Value ($)
Bank of Montreal
0.340% 10/31/11	90,000,000	90,001,498
Bank of Nova Scotia
0.200% 11/02/11	60,247,000	60,247,000
Bank of Tokyo-Mitsubishi UFJ Ltd./NY
0.300% 11/04/11	52,000,000	52,000,000
0.320% 11/28/11	60,487,000	60,487,000
Barclays Bank PLC
0.266% 10/03/11	75,000,000	75,000,000
0.301% 09/28/11	108,900,000	108,900,000
0.340% 11/17/11	60,000,000	60,000,000
0.350% 11/30/11	57,000,000	57,000,000
BNP Paribas
0.432% 09/06/11	107,000,000	107,000,000
0.446% 09/23/11	66,000,000	66,000,000
0.450% 09/12/11	108,100,000	108,100,000
0.540% 09/23/11	45,100,000	45,100,000
Credit Industriel et Commercial
0.310% 09/01/11	154,000,000	154,000,000
Credit Suisse NY
0.250% 11/04/11	72,000,000	72,000,000
0.270% 11/10/11	73,000,000	73,000,000
0.380% 02/10/12	111,000,000	111,000,000
National Australia Bank Ltd.
0.305% 11/28/11	110,000,000	110,001,342
0.320% 10/07/11	187,000,000	187,002,052
Nordea Bank Finland PLC
0.200% 10/07/11	74,900,000	74,900,000
0.240% 10/24/11	9,952,000	9,951,412
0.385% 02/06/12	72,000,000	72,000,000
Skandinaviska Enskilda Banken AB
0.260% 10/11/11	142,700,000	142,700,000
0.280% 10/07/11	6,281,000	6,280,873
0.290% 10/07/11	17,700,000	17,699,999
Societe Generale
0.280% 09/01/11	220,500,000	220,500,000
Sumitomo Mitsui Banking Corp./NY
0.290% 11/02/11	50,000,000	50,000,000
0.320% 12/01/11	58,000,000	58,000,000
Svenska Handlesbanken
0.300% 10/27/11	75,300,000	75,300,585
0.305% 11/23/11	93,000,000	93,001,071

	Par ($)	Value ($)
Toronto-Dominion Bank
0.190% 10/24/11	48,300,000	48,300,000
0.320% 02/07/12	59,050,000	59,050,000
UBS AG/Stamford CT
0.295% 11/08/11	113,000,000	113,000,000
0.350% 12/02/11	57,000,000	57,000,000
Westpac Banking Corp./NY
0.290% 11/03/11	41,000,000	41,000,000
0.360% 02/03/12	39,684,000	39,684,000
Total Certificates of Deposit (cost of $2,775,206,832)		2,775,206,832
Asset-Backed Commercial Paper (a) – 20.0%
Alpine Securitization
0.340% 10/31/11 (b)	16,200,000	16,190,820
0.350% 10/31/11 (b)	11,200,000	11,193,467
Cancara Asset Securitisation LLC
0.150% 09/01/11 (b)	80,000,000	80,000,000
FCAR Owner Trust
0.350% 01/03/12	189,550,000	189,321,487
0.350% 01/04/12	73,000,000	72,911,285
0.400% 11/07/11	40,500,000	40,469,850
Govco LLC
0.350% 11/22/11 (b)	38,970,000	38,938,932
Kells Funding LLC
0.283% 03/05/12 (09/06/11) (b)(c)(d)	69,200,000	69,200,000
0.297% 05/11/12 (09/15/11) (b)(c)(d)	37,000,000	36,999,618
0.326% 02/27/12 (11/15/11) (b)(c)(d)	98,000,000	98,000,000
0.326% 03/15/12 (11/15/11) (b)(c)(d)	98,250,000	98,250,000
0.342% 03/12/12 (09/01/11) (b)(c)(d)	59,300,000	59,300,000
Manhattan Asset Funding Co. LLC
0.260% 09/08/11 (b)	59,698,000	59,694,982
0.270% 09/09/11 (b)	86,000,000	85,994,840
0.280% 09/12/11 (b)	29,000,000	28,997,519
MetLife Short Term Funding LLC
0.220% 10/31/11 (b)	6,350,000	6,347,672
0.240% 09/19/11 (b)	13,000,000	12,998,440
0.280% 09/12/11 (b)	106,000,000	105,990,931
0.290% 09/06/11 (b)	78,115,000	78,111,854

See Accompanying Notes to Financial Statements.

2

BofA Money Market Reserves

August 31, 2011

Asset-Backed Commercial Paper (a) (continued)
	Par ($)	Value ($)
Royal Park Investments Funding Corp.
0.500% 09/01/11 (b)	38,970,000	38,970,000
0.500% 09/07/11 (b)	7,862,000	7,861,345
0.500% 09/08/11 (b)	17,000,000	16,998,347
0.520% 09/14/11 (b)	47,000,000	46,991,174
0.530% 09/13/11 (b)	29,177,000	29,171,845
0.550% 09/13/11 (b)	32,120,000	32,114,111
0.570% 09/08/11 (b)	37,708,000	37,703,821
0.580% 09/06/11 (b)	76,881,000	76,874,807
Straight-A Funding LLC
0.300% 11/01/11 (b)	39,684,000	39,663,827
0.500% 10/05/11 (b)	2,000,000	1,999,055
Thunder Bay Funding LLC
0.300% 10/11/11 (b)	5,000,000	4,998,333
0.300% 12/01/11 (b)	22,354,000	22,337,048
Variable Funding Capital Co. LLC
0.170% 10/14/11 (b)	56,489,000	56,477,530
Total Asset-Backed Commercial Paper (cost of $1,601,072,940)		1,601,072,940
Commercial Paper (a) – 10.5%
BNZ International Funding Ltd.
0.230% 10/11/11 (b)	8,000,000	7,997,956
0.360% 01/13/12 (b)	20,000,000	19,973,200
0.400% 09/02/11 (b)	48,500,000	48,499,461
0.430% 02/13/12 (b)	54,000,000	53,893,575
Commonwealth Bank of Australia
0.330% 01/23/12 (b)	63,505,000	63,421,173
0.330% 01/25/12 (b)	90,869,000	90,747,387
DNB Norbank ASA
0.300% 12/08/11 (b)	43,861,000	43,825,180
General Electric Capital Corp.
0.320% 12/08/11	10,000,000	9,991,289
0.320% 12/16/11	30,000,000	29,971,733
Prudential PLC
0.310% 11/09/11 (b)	37,000,000	36,978,016
Sanofi-Aventis SA
0.340% 09/12/11 (b)	40,900,000	40,895,751
Societe Generale North America, Inc.
0.320% 09/07/11	48,500,000	48,497,413
Swedbank
0.325% 11/08/11	74,000,000	73,954,572
0.330% 11/09/11	85,000,000	84,946,238
Toyota Motor Credit Corp.
0.290% 12/01/11	39,100,000	39,071,338

	Par ($)	Value ($)
Westpac Banking Corp.
0.222% 11/03/11 (09/05/11) (b)(c)(d)	68,000,000	68,000,000
0.300% 01/11/12 (b)	61,000,000	60,932,900
0.320% 10/03/11 (b)	13,100,000	13,096,274
0.552% 10/21/11 (b)	12,400,000	12,405,975
Total Commercial Paper (cost of $847,099,431)		847,099,431
Municipal Bonds (d)(e) – 4.1%
California – 0.2%
CA Metropolitan Water District of Southern California
Series 2000 B-4,
SPA: Wells Fargo Bank N.A. 0.140% 07/01/35 (09/07/11)	15,300,000	15,300,000
California Total		15,300,000
Colorado – 0.8%
CO Housing & Finance Authority
Multi-Family:
Series 2003 A-2, SPA: FHLB 0.230% 10/01/33 (09/07/11)	3,000,000	3,000,000
Series 2004 A1, SPA: FHLB 0.180% 10/01/34 (09/07/11)	10,455,000	10,455,000
Series 2008 A1, SPA: FHLB 0.180% 04/01/29 (09/07/11)	5,870,000	5,870,000
Series 2008 C1, SPA: FHLB 0.220% 10/01/38 (09/07/11)	4,000,000	4,000,000
Series 2001 AA1, LOC: FNMA, LOC: FHLMC 0.180% 05/01/41 (09/07/11)	14,505,000	14,505,000
Series 2005 B-1, SPA: FHLB 0.180% 04/01/40 (09/07/11)	5,995,000	5,995,000
Series 2006 CL1, SPA: FHLB 0.230% 11/01/36 (09/07/11)	1,240,000	1,240,000

See Accompanying Notes to Financial Statements.

3

BofA Money Market Reserves

August 31, 2011

Municipal Bonds (d)(e) (continued)
	Par ($)	Value ($)
Single Family:
Series 2001, LOC: FNMA, LOC: FHLMC 0.180% 11/01/35 (09/07/11)	3,570,000	3,570,000
Series 2002 A-1, SPA: FHLB 0.220% 11/01/13 (09/07/11)	1,340,000	1,340,000
Series 2002, LOC: FNMA, LOC: FHLMC 0.220% 11/01/36 (09/07/11)	1,275,000	1,275,000
Series 2003 A1, LOC: FNMA, LOC: FHLMC 0.220% 11/01/30 (09/07/11)	925,000	925,000
Series 2003 B1, LOC: FNMA, LOC: FHLMC 0.180% 11/01/33 (09/07/11)	3,875,000	3,875,000
Series 2006 B1, LOC: FNMA, LOC: FHLMC 0.180% 11/01/36 (09/07/11)	2,415,000	2,415,000
Series 2006 C1, LOC: FNMA, LOC: FHLMC 0.180% 11/01/36 (09/07/11)	2,410,000	2,410,000
Series 2007 C1, LOC: FNMA, LOC: FHLMC 0.180% 11/01/37 (09/07/11)	3,675,000	3,675,000
Colorado Total		64,550,000
Connecticut – 0.4%
CT Housing Finance Authority
Series 2001 D3, AMT,
SPA: Bank of Tokyo-Mitsubishi UFJ 0.320% 05/15/33 (09/01/11)	13,700,000	13,700,000

	Par ($)	Value ($)
Series 2008 A5,
SPA: FHLB 0.180% 11/15/38 (09/01/11)	12,274,000	12,274,000
Series 2008 B4,
SPA: Landesbank Hessen-Thüringen 0.250% 11/15/38 (09/01/11)	5,050,000	5,050,000
Connecticut Total		31,024,000
Indiana – 0.0%
IN Rockport
AK Steel Corp.,
Series 1997 A, AMT, LOC: PNC Bank N.A. 0.190% 12/01/27 (09/07/11)	3,400,000	3,400,000
Indiana Total		3,400,000
Iowa – 0.3%
IA Finance Authority
Series 2004 B, AMT,
SPA: FHLB 0.240% 07/01/34 (09/01/11)	5,665,000	5,665,000
Series 2007 C,
SPA: FHLB 0.180% 07/01/37 (09/01/11)	965,000	965,000
Series 2007 G,
SPA: FHLB 0.180% 01/01/38 (09/01/11)	1,185,000	1,185,000
Series 2007,
SPA: FHLB 0.180% 01/01/39 (09/01/11)	5,980,000	5,980,000
Series 2009 G,
SPA: FHLB 0.180% 01/01/39 (09/01/11)	6,890,000	6,890,000
Iowa Total		20,685,000
Kentucky – 0.1%
KY Housing Corp.
Series 2006 W,
SPA: Lloyds TSB Bank PLC 0.370% 07/01/37 (09/07/11)	4,845,000	4,845,000

See Accompanying Notes to Financial Statements.

4

BofA Money Market Reserves

August 31, 2011

Municipal Bonds (d)(e) (continued)
	Par ($)	Value ($)
Series 2007 J,
SPA: Lloyds TSB Bank PLC 0.350% 07/01/37 (09/01/11)	700,000	700,000
Kentucky Total		5,545,000
Minnesota – 0.0%
MN Housing Finance Agency
Residential Housing,
Series 2007 T, SPA: State Street Bank & Trust Co. 0.210% 07/01/48 (09/01/11)	595,000	595,000
Minnesota Total		595,000
New Hampshire – 0.1%
NH Health & Education Facilities Authority
Dartmouth College,
Series 2007 C, SPA: JPMorgan Chase Bank 0.180% 06/01/41 (09/07/11)	4,855,000	4,855,000
New Hampshire Total		4,855,000
New Mexico – 0.1%
NM Finance Authority
Series 2008,
LOC: Royal Bank of Canada 0.200% 12/15/26 (09/01/11)	10,850,000	10,850,000
New Mexico Total		10,850,000
Texas – 1.5%
TX State
Product Development Project,
Series 2005 A, SPA: National Australia Bank 0.210% 06/01/45 (09/01/11)	1,475,000	1,475,000
Small Business,
Series 2005 B, SPA: National Australia Bank 0.210% 06/01/45 (09/01/11)	1,125,000	1,125,000

	Par ($)	Value ($)
Veterans Assistance,
Series 2004 I, SPA: JPMorgan Chase Bank 0.180% 12/01/24 (09/07/11)	5,400,000	5,400,000
Veterans Housing Assistance,
Series 1999 A-2, LIQ FAC: JPMorgan Chase & Co. 0.180% 12/01/29 (09/07/11)	26,000,000	26,000,000
Veterans Housing:
Series 1997 B-2, LIQ FAC: State Street Bank & Trust Co. 0.180% 12/01/29 (09/07/11)	13,000,000	13,000,000
Series 2003, AMT, SPA: Landesbank Hessen-Thüringen 0.220% 06/01/34 (09/07/11)	8,020,000	8,020,000
Series 2004, SPA: JPMorgan Chase Bank 0.180% 06/01/20 (09/07/11)	2,600,000	2,600,000
Series 2006 B, LIQ FAC: Landesbank Hessen-Thüringen 0.310% 12/01/26 (09/07/11)	6,465,000	6,465,000
Series 2009, SPA: JPMorgan Chase Bank 0.180% 06/01/31 (09/07/11)	755,000	755,000
Veterans Land:
Series 2000, SPA: JPMorgan Chase Bank: 0.200% 12/01/20 (09/06/11)	10,700,000	10,700,000
0.200% 12/01/30 (09/06/11)	12,400,000	12,400,000
Series 2002 A, SPA: Landesbank Hessen-Thüringen 0.240% 12/01/32 (09/06/11)	4,815,000	4,815,000
Series 2003, SPA: State Street Bank & Trust Co. 0.200% 12/01/23 (09/06/11)	3,330,000	3,330,000
Series 2004, SPA: State Street Bank & Trust Co. 0.200% 12/01/24 (09/06/11)	10,005,000	10,005,000

See Accompanying Notes to Financial Statements.

5

BofA Money Market Reserves

August 31, 2011

Municipal Bonds (d)(e) (continued)
	Par ($)	Value ($)
Series 2005, SPA: JPMorgan Chase Bank 0.180% 12/01/26 (09/07/11)	3,325,000	3,325,000
Series 2006 B, SPA: Landesbank Hessen-Thüringen 0.270% 12/01/26 (09/07/11)	5,960,000	5,960,000
Series 2006, AMT, SPA: JPMorgan Chase Bank 0.180% 12/01/27 (09/07/11)	5,825,000	5,825,000
Texas Total		121,200,000
Washington – 0.2%
WA Port of Seattle
Series 2008, AMT,
LOC: Landesbank Hessen-Thüringen 0.350% 07/01/33 (09/07/11)	17,300,000	17,300,000
Washington Total		17,300,000
Wisconsin – 0.4%
WI Health & Educational Facilities Authority
Wheaton Franciscan Services,
Series 2007, LOC: PNC Bank N.A. 0.140% 08/15/36 (09/07/11)	19,100,000	19,100,000
WI Housing & Economic Development Authority
Series 2006 B,
SPA: Bank of Nova Scotia 0.210% 09/01/37 (09/01/11)	5,355,000	5,355,000
Series 2007 D,
SPA: Fortis Bank SA/NV: 0.230% 09/01/27 (09/07/11)	1,000,000	1,000,000
0.230% 09/01/34 (09/07/11)	7,285,000	7,285,000
Wisconsin Total		32,740,000
Total Municipal Bonds (cost of $328,044,000)		328,044,000
Government & Agency Obligations – 2.4%
U.S. Government Agencies – 2.4%
Federal Farm Credit Bank
0.226% 01/10/13 (09/10/11) (c)(d)	34,000,000	33,992,966

	Par ($)	Value ($)
Federal Home Loan Bank
0.130% 02/24/12 (f)	30,040,000	30,035,701
Federal Home Loan Mortgage Corp.
0.170% 09/20/11 (f)	29,400,000	29,397,362
Federal National Mortgage Association
0.243% 12/20/12 (09/20/11) (c)(d)	25,000,000	24,993,400
0.400% 02/01/13 (09/01/11) (c)(d)	71,300,000	71,282,884
U.S. Government Agencies Total		189,702,313
Total Government & Agency Obligations (cost of $189,702,313)		189,702,313
Time Deposit – 2.2%
Citibank N.A.
0.090% 09/01/11	176,358,000	176,358,000
Total Time Deposit (cost of $176,358,000)		176,358,000
Repurchase Agreements – 26.6%
Repurchase agreement with Barclays Capital, dated 06/01/11, due 09/01/11 at 0.300%, collateralized by corporate bonds with various maturities to 02/01/21, market value $77,700,000 (repurchase proceeds $74,056,733)	74,000,000	74,000,000
Repurchase agreement with Barclays Capital, dated 08/31/11, due 09/01/11 at 0.080%, collateralized by a U.S. Government Agency obligation maturing 07/15/20, market value $100,980,785 (repurchase proceeds $99,000,220)	99,000,000	99,000,000
Repurchase agreement with BNP Paribas, dated 08/31/11, due 09/01/11 at 0.230%, collateralized by a corporate bond maturing 11/15/12, market value $37,800,001 (repurchase proceeds $36,000,230)	36,000,000	36,000,000

See Accompanying Notes to Financial Statements.

6

BofA Money Market Reserves

August 31, 2011

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with Citibank N.A., dated 08/31/11, due 09/01/11 at 0.090%, collateralized by U.S. Government Agency obligations with various maturities to 07/01/41, market value $88,740,001 (repurchase proceeds $87,000,218)	87,000,000	87,000,000
Repurchase agreement with Credit Suisse First Boston, dated 08/02/11, due 10/03/11 at 0.480%, collateralized by corporate bonds with various maturities to 03/01/21, market value $36,753,586 (repurchase proceeds $35,028,933)	35,000,000	35,000,000
Repurchase agreement with Goldman Sachs, dated 08/31/11, due 09/01/11 at 0.060%, collateralized by U.S. Government Agency obligations with various maturities to 07/01/41, market value $34,680,058 (repurchase proceeds $34,000,057)	34,000,000	34,000,000
Repurchase agreement with Goldman Sachs, dated 08/31/11, due 09/07/11 at 0.200%, collateralized by U.S. Government Agency obligations with various maturities to 06/01/41, market value $114,240,636 (repurchase proceeds $112,004,356)	112,000,000	112,000,000
Repurchase agreement with HSBC Securities USA, Inc., dated 08/31/11, due 09/01/11 at 0.070%, collateralized by a U.S. Government Agency obligation maturing 11/01/25, market value $105,064,384 (repurchase proceeds $103,000,200)	103,000,000	103,000,000

	Par ($)	Value ($)
Repurchase agreement with HSBC Securities USA, Inc., dated 08/31/11, due 09/01/11 at 0.220%, collateralized by corporate bonds with various maturities to 06/01/21, market value $151,204,964 (repurchase proceeds $144,000,880)	144,000,000	144,000,000
Repurchase agreement with J.P. Morgan Securities, dated 08/29/11, due 09/06/11 at 0.280%, collateralized by corporate bonds with various maturities to 03/29/21 market value $116,555,899 (repurchase proceeds $111,006,907)	111,000,000	111,000,000
Repurchase agreement with J.P. Morgan Securities, dated 08/31/11, due 09/01/11 at 0.270%, collateralized by corporate bonds with various maturities to 05/15/21, market value $91,351,768 (repurchase proceeds $87,000,653)	87,000,000	87,000,000
Repurchase agreement with Mizuho Securities USA, Inc., dated 08/31/11, due 09/01/11 at 0.080%, collateralized by U.S. Treasury obligations with various maturities to 02/28/13, market value $306,000,048 (repurchase proceeds $300,000,667)	300,000,000	300,000,000
Repurchase agreement with Mizuho Securities USA, Inc., dated 08/31/11, due 09/01/11 at 0.250%, collateralized by corporate bonds with various maturities to 06/01/21, market value $108,150,000 (repurchase proceeds $103,000,715)	103,000,000	103,000,000

See Accompanying Notes to Financial Statements.

7

BofA Money Market Reserves

August 31, 2011

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with RBC Capital Markets, dated 08/10/11, due 10/31/11 at 0.460%, collateralized by corporate bonds with various maturities to 06/01/21, market value $116,125,723 (repurchase proceeds $110,115,256)	110,000,000	110,000,000
Repurchase agreement with RBC Capital Markets, dated 08/31/11, due 09/01/11 at 0.070%, collateralized by U.S. Government Agency obligations with various maturities to 05/01/41, market value $168,300,000 (repurchase proceeds $165,000,321)	165,000,000	165,000,000
Repurchase agreement with RBC Capital Markets, dated 08/31/11, due 09/01/11 at 0.220%, collateralized by certificates of deposit and corporate bonds with various maturities to 10/27/19, market value $193,440,001 (repurchase proceeds $186,001,137)	186,000,000	186,000,000
Repurchase agreement with UBS Securities LLC, dated 08/31/11, due 09/01/11 at 0.050%, collateralized by U.S. Treasury obligations with various maturities to 07/15/14, market value $306,908,847 (repurchase proceeds $300,891,418)	300,891,000	300,891,000

	Par ($)	Value ($)
Repurchase agreement with UBS Securities LLC, dated 08/31/11, due 09/01/11 at 0.190%, collateralized by a corporate bond maturing 12/15/14, market value $9,132,901 (repurchase proceeds $8,698,046)	8,698,000	8,698,000
Repurchase agreement with UBS Securities LLC, dated 08/31/11, due 09/01/11 at 0.070%, collateralized by U.S. Government Agency obligations with various maturities to 07/15/41, market value $36,074,340 (repurchase proceeds $35,367,069)	35,367,000	35,367,000
Total Repurchase Agreements (cost of $2,130,956,000)		2,130,956,000
Total Investments – 100.4% (cost of $8,048,439,516) (g)		8,048,439,516
Other Assets & Liabilities, Net – (0.4)%		(28,949,715)
Net Assets – 100.0%		8,019,489,801

Notes to Investment Portfolio:

(a)  The rate shown represents the discount rate at the date of purchase.

(b)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2011, these securities, which are not illiquid, amounted to $1,859,037,166 or 23.2% of net assets for the Fund.

(c)  The interest rate shown on floating rate or variable rate securities reflects the rate at August 31, 2011.

(d)  Parenthetical date represents the effective maturity date for the security.

(e)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2011.

(f)  The rate shown represents the annualized yield at the date of purchase.

(g)  Cost for federal income tax purposes is $8,048,439,516.

See Accompanying Notes to Financial Statements.

8

BofA Money Market Reserves

August 31, 2011

The following table summarizes the inputs used, as of August 31, 2011, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Certificates of Deposit	$—	$2,775,206,832	$—	$2,775,206,832
Total Asset-Backed Commercial Paper	—	1,601,072,940	—	1,601,072,940
Total Commercial Paper	—	847,099,431	—	847,099,431
Total Municipal Bonds	—	328,044,000	—	328,044,000
Total Government & Agency Obligations	—	189,702,313	—	189,702,313
Total Time Deposit	—	176,358,000	—	176,358,000
Total Repurchase Agreements	—	2,130,956,000	—	2,130,956,000
Total Investments	$—	$8,048,439,516	$—	$8,048,439,516

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the year ended August 31, 2011, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At August 31, 2011, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Certificates of Deposit	34.6
Asset-Backed Commercial Paper	20.0
Commercial Paper	10.5
Municipal Bonds	4.1
Government & Agency Obligations	2.4
Time Deposit	2.2
73.8
Repurchase Agreements	26.6
Other Assets & Liabilities, Net	(0.4)
100.0

Acronym	Name
AMT	Alternative Minimum Tax

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

9

Statement of Assets and Liabilities – BofA Money Market Reserves
August 31, 2011

		($)
Assets	Investments, at amortized cost approximating value	5,917,483,516
	Repurchase agreements, at amortized cost approximating value	2,130,956,000
	Total investments, at value	8,048,439,516
	Cash	331
	Receivable for:
	Fund shares sold	13,980
	Interest	2,008,223
	Expense reimbursement due from investment advisor	55,337
	Trustees' deferred compensation plan	83,773
	Prepaid expenses	101,915
	Total Assets	8,050,703,075
Liabilities	Payable for:
	Investments purchased	29,171,845
	Fund shares repurchased	8,931
	Distributions	77,132
	Investment advisory fee	1,055,038
	Administration fee	269,673
	Transfer agent fee	68,064
	Trustees' fees	29,452
	Custody fee	104,093
	Distribution and service fees	42,978
	Shareholder administration fee	26,758
	Chief compliance officer expenses	3,560
	Trustees' deferred compensation plan	83,773
	Other liabilities	271,977
	Total Liabilities	31,213,274
	Net Assets	8,019,489,801
Net Assets Consist of	Paid-in capital	8,019,499,387
	Overdistributed net investment income	(33,213)
	Accumulated net realized gain	23,627
	Net Assets	8,019,489,801

See Accompanying Notes to Financial Statements.

10

Statement of Assets and Liabilities (continued) – BofA Money Market Reserves
August 31, 2011

Capital Class Shares	Net assets	$6,387,295,050
	Shares outstanding	6,387,268,387
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$111,875,615
	Shares outstanding	111,875,211
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$47,904,579
	Shares outstanding	47,904,380
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$681,956,103
	Shares outstanding	681,953,332
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$534,875,293
	Shares outstanding	534,872,768
	Net asset value per share	$1.00
Retail A Shares	Net assets	$42,154,857
	Shares outstanding	42,154,671
	Net asset value per share	$1.00
G-Trust Shares	Net assets	$213,428,304
	Shares outstanding	213,427,336
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

11

Statement of Operations – BofA Money Market Reserves
For the Year Ended August 31, 2011

		($)
Investment Income	Interest	31,328,886
Expenses	Investment advisory fee	15,178,480
	Administration fee	9,978,986
	Distribution fee:
	Investor Class Shares	10
	Service fee:
	Liquidity Class Shares	160,297
	Adviser Class Shares	2,944,105
	Investor Class Shares	24
	Retail A Shares	33,919
	Shareholder administration fees:
	Trust Class Shares	110,063
	Institutional Class Shares	281,833
	Transfer agent fee	274,418
	Pricing and bookkeeping fees	175,310
	Trustees' fees	92,447
	Custody fee	327,705
	Chief compliance officer expenses	23,576
	Other expenses	881,380
	Total Expenses	30,462,553
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(6,692,522)
	Fees waived by distributor:
	Trust Class Shares	(11,096)
	Liquidity Class Shares	(89,102)
	Adviser Class Shares	(1,605,302)
	Investor Class Shares	(23)
	Institutional Class Shares	(448)
	Retail A Shares	(945)
	Expense reductions	(836)
	Net Expenses	22,062,279
	Net Investment Income	9,266,607
	Net realized gain on investments	157,824
	Net Increase Resulting from Operations	9,424,431

See Accompanying Notes to Financial Statements.

12

Statement of Changes in Net Assets – BofA Money Market Reserves

Increase (Decrease) in Net Assets		Year Ended August 31, 2011 ($)	Year Ended August 31, 2010 ($)
Operations	Net investment income	9,266,607	12,791,949
	Net realized gain on investments	157,824	56,868
	Change in unrealized appreciation (depreciation) on Capital Support Agreement (See Note 3)	—	(130,433,088)
	Net change in unrealized appreciation (depreciation) on investments	—	130,433,088
	Net increase resulting from operations	9,424,431	12,848,817
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(8,433,725)	(10,897,746)
	Trust Class Shares	(17,979)	(43,621)
	Liquidity Class Shares	(1,807)	(9,732)
	Institutional Class Shares	(505,728)	(1,287,869)
	Retail A Shares	(19,939)	(36,451)
	G-Trust Shares	(286,860)	(517,099)
	Total distributions to shareholders	(9,266,038)	(12,792,518)
	Net Capital Stock Transactions	(3,040,562,181)	(3,490,643,092)
	Total decrease in net assets	(3,040,403,788)	(3,490,586,793)
Net Assets	Beginning of period	11,059,893,589	14,550,480,382
	End of period	8,019,489,801	11,059,893,589
	Overdistributed net investment income at end of period	(33,213)	(33,782)

See Accompanying Notes to Financial Statements.

13

Statement of Changes in Net Assets (continued) – BofA Money Market Reserves

	Capital Stock Activity
	Year Ended August 31,
	2011		2010
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares
Subscriptions	35,743,309,633	35,743,309,633	35,707,651,952	35,707,651,952
Distributions reinvested	7,049,765	7,049,765	8,674,059	8,674,059
Redemptions	(37,457,197,475)	(37,457,197,475)	(35,877,099,607)	(35,877,099,706)
Net decrease	(1,706,838,077)	(1,706,838,077)	(160,773,596)	(160,773,695)
Trust Class Shares
Subscriptions	453,695,630	453,695,630	352,883,263	352,883,263
Distributions reinvested	—	—	50	50
Redemptions	(429,745,886)	(429,745,886)	(444,469,005)	(444,469,005)
Net increase (decrease)	23,949,744	23,949,744	(91,585,692)	(91,585,692)
Liquidity Class Shares
Subscriptions	65,199,515	65,199,515	229,660,641	229,660,641
Distributions reinvested	1,758	1,758	9,434	9,434
Redemptions	(119,542,424)	(119,542,424)	(580,919,449)	(580,919,449)
Net decrease	(54,341,151)	(54,341,151)	(351,249,374)	(351,249,374)
Adviser Class Shares
Subscriptions	2,057,476,130	2,057,476,130	2,872,187,567	2,872,187,567
Redemptions	(2,774,909,968)	(2,774,909,968)	(4,573,423,654)	(4,573,423,654)
Net decrease	(717,433,838)	(717,433,838)	(1,701,236,087)	(1,701,236,087)
Investor Class Shares (a)
Subscriptions	—	—	2	2
Redemptions	(10,002)	(10,002)	(2)	(2)
Net decrease	(10,002)	(10,002)	—	—
Institutional Class Shares
Subscriptions	1,298,986,727	1,298,986,727	3,551,156,762	3,551,156,762
Distributions reinvested	492,591	492,591	1,242,031	1,242,031
Redemptions	(1,756,499,251)	(1,756,499,251)	(4,564,253,700)	(4,564,253,700)
Net decrease	(457,019,933)	(457,019,933)	(1,011,854,907)	(1,011,854,907)
Retail A Shares
Subscriptions	5,921,562	5,921,562	8,234,731	8,234,731
Distributions reinvested	19,668	19,668	35,626	35,626
Redemptions	(17,031,782)	(17,031,782)	(22,782,963)	(22,782,963)
Net decrease	(11,090,552)	(11,090,552)	(14,512,606)	(14,512,606)
G-Trust Shares
Subscriptions	364,125,159	364,125,159	448,889,479	448,889,479
Distributions reinvested	19,303	19,303	48,317	48,317
Redemptions	(481,922,834)	(481,922,834)	(608,368,526)	(608,368,527)
Net decrease	(117,778,372)	(117,778,372)	(159,430,730)	(159,430,731)

(a) On August 18, 2011, Investor Class Shares were liquidated.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – BofA Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Capital Class Shares	2011 (a)	2010 (b)(c)		2009		2008		2007
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.001	—	(e)	0.01		0.04		0.05
Net realized and unrealized gain (loss) on investments and Capital Support Agreement	— (d)	—	(e)	—	(e)	—	(e)	— (e)
Total from investment operations	0.001	—	(e)	0.01		0.04		0.05
Less Distributions to Shareholders:
From net investment income	(0.001)	—	(e)	(0.01)		(0.04)		(0.05)
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.11%	0.13%		1.13	%(h)	3.76	%(i)	5.30%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.20%	0.20%		0.24%		0.20%		0.20%
Waiver/Reimbursement	0.07%	0.07%		0.05%		0.05%		0.06%
Net investment income (j)	0.11%	0.13%		1.07%		3.81%		5.18%
Net assets, end of period (000s)	$6,387,295	$8,094,013		$8,254,775		$10,352,511		$10,723,924

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Money Market Reserves was renamed BofA Money Market Reserves.

(c)  On December 31, 2009, Columbia Money Market Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.24%.

(i)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – BofA Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Trust Class Shares	2011 (a)		2010 (b)(c)		2009		2008		2007
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(e)	0.01		0.04		0.05
Net realized and unrealized gain (loss) on investments and Capital Support Agreement	—	(d)	—	(e)	—	(e)	—	(e)	— (e)
Total from investment operations	—	(d)	—	(e)	0.01		0.04		0.05
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(e)	(0.01)		(0.04)		(0.05)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.02%		0.03%		1.03	%(h)	3.66	%(i)(j)	5.20%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.29%		0.30%		0.34%		0.30%		0.30%
Waiver/Reimbursement	0.08%		0.07%		0.05%		0.05%		0.06%
Net investment income (k)	0.02%		0.03%		1.02%		3.40	%(j)	5.08%
Net assets, end of period (000s)	$111,876		$87,924		$179,509		$162,859		$64,747

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Money Market Reserves was renamed BofA Money Market Reserves.

(c)  On December 31, 2009, Columbia Money Market Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.14%.

(i)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(j)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA Money Market Reserves

Selected date for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Liquidity Class Shares	2011 (a)		2010 (b)(c)		2009		2008		2007
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(e)	0.01		0.04		0.05
Net realized and unrealized gain (loss) on investments and Capital Support Agreement	—	(d)	—	(e)	—	(e)	—	(e)	— (e)
Total from investment operations	—	(d)	—	(e)	0.01		0.04		0.05
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(e)	(0.01)		(0.04)		(0.05)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.00	%(h)	0.01%		0.98	%(i)	3.61	%(j)	5.15%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.31%		0.33%		0.39%		0.35%		0.35%
Waiver/Reimbursement	0.21%		0.19%		0.15%		0.15%		0.16%
Net investment income (k)	—	%(h)	—	%(h)	1.12%		3.71%		5.03%
Net assets, end of period (000s)	$47,905		$102,245		$453,489		$1,014,693		$1,481,554

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Money Market Reserves was renamed BofA Money Market Reserves.

(c)  On December 31, 2009, Columbia Money Market Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.09%.

(j)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Adviser Class Shares	2011 (a)		2010 (b)(c)	2009		2008		2007
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	0.01		0.03		0.05
Net realized and unrealized gain (loss) on investments and Capital Support Agreement	—	(d)	— (e)	—	(e)	—	(e)	— (e)
Total from investment operations	—	(d)	—	0.01		0.03		0.05
Less Distributions to Shareholders:
From net investment income	—		—	(0.01)		(0.03)		(0.05)
Net Asset Value, End of Period	$1.00		$1.00	$1.00		$1.00		$1.00
Total return (f)(g)	0.00%		0.00%	0.89	%(h)(i)	3.51	%(j)	5.04%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.31%		0.33%	0.48%		0.45%		0.45%
Waiver/Reimbursement	0.21%		0.19%	0.06%		0.05%		0.60%
Net investment income (k)	—	%(l)	—	1.08	%(i)	3.52%		4.93%
Net assets, end of period (000s)	$681,956		$1,399,372	$3,100,587		$6,545,670		$7,933,658

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Money Market Reserves was renamed BofA Money Market Reserves.

(c)  On December 31, 2009, Columbia Money Market Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.00%.

(i)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(j)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

(l)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

18

Financial Highlights – BofA Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Class Shares	2011 (a)	2010 (b)(c)		2009		2008		2007
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.001	—	(e)	0.01		0.04		0.05
Net realized and unrealized gain (loss) on investments and Capital Support Agreement	— (d)	—	(e)	—	(e)	—	(e)	— (e)
Total from investment operations	0.001	—	(e)	0.01		0.04		0.05
Less Distributions to Shareholders:
From net investment income	(0.001)	—	(e)	(0.01)		(0.04)		(0.05)
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.07%	0.09%		1.09	%(h)	3.72	%(i)	5.26%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.24%	0.24%		0.28%		0.24%		0.24%
Waiver/Reimbursement	0.07%	0.06%		0.05%		0.05%		0.06%
Net investment income (j)	0.07%	0.09%		1.11%		3.66%		5.14%
Net assets, end of period (000s)	$534,875	$991,882		$2,003,722		$2,926,008		$3,099,546

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Money Market Reserves was renamed BofA Money Market Reserves.

(c)  On December 31, 2009, Columbia Money Market Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.20%.

(i)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

19

Financial Highlights – BofA Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Retail A Shares	2011 (a)		2010 (b)(c)		2009		2008		2007
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(e)	0.01		0.04		0.05
Net realized and unrealized gain (loss) on investments and Capital Support Agreement	—	(d)	—	(e)	—	(e)	—	(e)	— (e)
Total from investment operations	—	(d)	—	(e)	0.01		0.04		0.05
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(e)	(0.01)		(0.04)		(0.05)
Net Asset Value, End of Period	$1.00		$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.04%		0.06%		1.06	%(h)(i)	3.69	%(j)	5.23%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (k)	0.27%		0.27%		0.31%		0.27%		0.27%
Waiver/Reimbursement	0.06%		0.07%		0.05%		0.05%		0.06%
Net investment income (k)	0.04%		0.06%		1.12	%(i)	3.66%		5.11%
Net assets, end of period (000s)	$42,155		$53,245		$67,757		$87,508		$96,260

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Money Market Reserves was renamed BofA Money Market Reserves.

(c)  On December 31, 2009, Columbia Money Market Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.17%.

(i)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(j)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(k)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

20

Financial Highlights – BofA Money Market Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
G-Trust Shares	2011 (a)	2010 (b)(c)		2009		2008		2007
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00		$1.00		$1.00
Income from Investment Operations:
Net investment income	0.001	—	(e)	0.01		0.04		0.05
Net realized and unrealized gain (loss) on investments and Capital Support Agreement	— (d)	—	(e)	—	(e)	—	(e)	— (e)
Total from investment operations	0.001	—	(e)	0.01		0.04		0.05
Less Distributions to Shareholders:
From net investment income	(0.001)	—	(e)	(0.01)		(0.04)		(0.05)
Net Asset Value, End of Period	$1.00	$1.00		$1.00		$1.00		$1.00
Total return (f)(g)	0.11%	0.13%		1.13	%(h)	3.76	%(i)	5.30%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.20%	0.20%		0.24%		0.20%		0.20%
Waiver/Reimbursement	0.07%	0.07%		0.05%		0.05%		0.06%
Net investment income (j)	0.11%	0.13%		1.19%		3.73%		5.18%
Net assets, end of period (000s)	$213,428	$331,202		$490,631		$680,983		$727,195

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to two decimal places.

(b)  On May 1, 2010, Columbia Money Market Reserves was renamed BofA Money Market Reserves.

(c)  On December 31, 2009, Columbia Money Market Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Money Market Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.01 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Had an affiliate of the investment advisor not provided capital support, total return would have been 0.24%.

(i)  The reimbursements from affiliates of the investment advisor for realized losses on securities and capital support had no impact to total return.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

21

Notes to Financial Statements – BofA Money Market Reserves
August 31, 2011

Note 1. Organization

BofA Money Market Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares and the Fund offers seven classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Institutional Class, Retail A and G-Trust shares. Retail A and G-Trust shares are closed to new investors. Each class of shares is offered continuously at net asset value. On August 18, 2011, Investor Class shares were liquidated.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Trust's Board of Trustees (the "Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

22

BofA Money Market Reserves, August 31, 2011

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that BofA Advisors, LLC ("BofA"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. BofA is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

23

BofA Money Market Reserves, August 31, 2011

Note 3. Capital Support

On September 8, 2009, an affiliate of BofA purchased certain securities owned by the Fund.

Note 4. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The tax character of distributions paid during the years ended August 31, 2011 and August 31, 2010 were as follows:

	August 31,
Distributions paid from	2011	2010
Ordinary Income*	$9,266,038	$12,792,518

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

As of August 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$75,598	$10,817

Capital loss carryforwards of $134,197 were utilized by the Fund during the year ended August 31, 2011.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 5. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. BofA receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and the other registered money market funds advised by BofA, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

BofA has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2011. There is no guarantee that this expense limitation will continue after December 31, 2011.

For the year ended August 31, 2011, the Fund's effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

BofA provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and the other registered money market funds advised by BofA, at the following annual rates, less the fees payable by

24

BofA Money Market Reserves, August 31, 2011

the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, BofA has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. BofA pays State Street a fee for all services received under this agreement.

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street and BofA pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and BofA pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a transfer agency agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the year ended August 31, 2011, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of BOA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Liquidity Class, Investor Class and Class A shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class, Investor Class and Retail A shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class shares	0.15%*	0.25%**
Investor Class shares	0.10%	0.10%
Servicing Plans:
Liquidity Class shares	0.15%*	0.25%**
Adviser Class shares	0.25%	0.25%
Investor Class shares	0.25%	0.25%
Retail A shares	0.07%	0.07%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2011 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2011.

**  To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing

25

BofA Money Market Reserves, August 31, 2011

Plan, the combined total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Trust Class and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Trust Class shares	0.10%	0.10%
Institutional Class shares	0.04%	0.04%

Fee Waivers and Expense Reimbursements

BofA and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2011, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2011.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, BofA has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or BofA at any time.

BofA is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three-year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time the expenses to be recovered were incurred.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

At August 31, 2011, the amounts potentially recoverable by BofA pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the year
2014	2013	2012	recovery	ended 8/31/11
$6,692,522	$8,091,802	$9,587,709	$24,372,033	$—

26

BofA Money Market Reserves, August 31, 2011

Fees Paid to Officers and Trustees

All officers of the Fund are employees of BofA or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of BofA Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes Trustees' fees deferred during the current period as well as any gains or losses on the Trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities.

As a result of a fund merger, the Fund assumed the liabilities of the deferred compensation plan of the acquired fund, which are included in "Trustees' fee" on the Statement of Assets and Liabilities. The deferred compensation plan may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets.

On February 28, 2011, the Board voted to terminate the deferred compensation plans, with a distribution of balances owed to be paid out of Fund assets at a later date.

Note 6. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the year ended August 31, 2011, these custody credits reduced total expenses by $836 for the Fund.

Note 7. Line of Credit

The Fund and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the year ended August 31, 2011, the Fund did not borrow under this arrangement.

Note 8. Shareholder Concentration

As of August 31, 2011, the Fund had two shareholder accounts that held 87.6% of the shares outstanding over which BOA and/or any of its affiliates did not have investment discretion.

As of August 31, 2011, no other shareholders owned more than 5% of the outstanding shares of the Fund.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

27

BofA Money Market Reserves, August 31, 2011

Note 9. Significant Risks and Contingencies Securities Risk

The Fund is subject to interest rate and credit risk. The value of debt securities may decline as interest rates increase. The Fund could lose money if the issuer of a fixed income security is unable to pay interest or repay principal when it is due. The Fund is subject to mortgage-related risk. The value of mortgage-backed securities can fall if the owners of the underlying mortgages default or pay off their mortgages sooner than expected, which could happen when interest rates fall, or pay off their mortgages later than expected, which could happen when interest rates rise.

The Fund is subject to asset-backed securities risk. Payment of interest and repayment of principal may be impacted by the cash flows generated by the assets backing these securities. The value of the Fund's asset-backed securities may also be affected by changes in interest rates, the availability of information concerning the interests in and structure of the pools of purchase contracts, financing leases or sales agreements that are represented by these securities, the creditworthiness of the underlying securities or the servicing agent for the pool, the originator of the loans or receivables, or the entities that provide any supporting letters of credit, surety bonds, or other credit enhancements.

Legal Proceedings

BofA Advisors, LLC and BofA Distributors, Inc. (collectively, the BofA Group) are subject to a settlement agreement with the New York Attorney General (NYAG) (the NYAG Settlement) and a settlement order with the SEC (the SEC Order) on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the BofA Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires BofA Advisors, LLC and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Note 10. Subsequent Event

On April 25, 2011, the Board approved a plan to modify certain BofA Funds' share class offerings through a variety of terminations, conversions, additions, re-openings and re-namings. These modifications resulted in the following changes to the Fund's share class offerings, effective after the close of business on September 30, 2011:

•  Retail A shares were converted to Capital Class shares; and

•  G-Trust shares were re-opened and re-named Institutional Capital shares.

28

Report of Independent Registered Public Accounting Firm

To the Trustees of BofA Funds Series Trust and Shareholders of BofA Money Market Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BofA Money Market Reserves (the "Fund") (a series of BofA Funds Series Trust) at August 31, 2011, the results of its operations, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 21, 2011

29

Federal Income Tax Information (Unaudited) – BofA Money Market Reserves

The Fund hereby designates as a capital gain dividend with respect to the fiscal year ended August 31, 2011, $10,817, or if subsequently determined to be different, the net capital gain of such year.

The Fund designates the maximum allowable as qualified interest income for nonresident alien shareholders, as provided in the American Jobs Creation Act of 2004.

The Fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

30

Shareholder Meeting Results (Unaudited) – BofA Money Market Reserves

At a Joint Special Meeting of Shareholders held on June 14, 2011, shareholders of the Fund considered the proposals described below.

Proposal 1: Shareholders of BofA Funds Series Trust elected each of the nominees to serve on the Board of Trustees of BofA Funds Series Trust, each to hold office for an indefinite term, as follows:

Trustee	Votes For	Vote Withheld	Abstentions	Broker Non-Votes
Harrison M. Bains	35,268,401,836.97	1,018,853,621.15	76,329.00	0
Paul Glasserman	35,269,218,184.98	1,018,037,273.14	76,329.00	0
George J. Gorman	35,269,443,299.57	1,017,812,158.55	76,329.00	0
William A. Hawkins	35,260,759,691.42	1,026,495,766.70	76,329.00	0
R. Glenn Hilliard	35,267,344,715.95	1,019,910,742.17	76,329.00	0
William J. Kelly	35,269,788,358.07	1,017,467,100.05	76,329.00	0
Debra J. Perry	35,268,344,824.87	1,018,910,633.25	76,329.00	0

Proposal 2: Shareholders of BofA Money Market Reserves approved a clarification that the Fund's fundamental concentration policy permits it to concentrate in certain bank obligations, as follows:

Votes For	Vote Withheld	Abstentions	Broker Non-Votes
5,381,012,463.50	297,287,566.49	294,519,395.37	2,115,166,540.00

31

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the BofA Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the BofA Funds Series Trust.

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee/Director, Other Directorships Held
Harrison M. Bains (Born 1943)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Retired. Oversees 11 Funds. MGI Funds (7 funds); BG Medicine, Inc. (life sciences)

Paul Glasserman (Born 1962)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Jack R. Anderson Professor of Business—Columbia Business School, since 2000 (Senior Vice Dean, 2004-2008; Professor, 1995-2000); Visiting Scholar—Federal Reserve Bank of New York, from 2008 to 2010; Independent consultant to financial firms since 1995. Oversees 11 Funds. IQ Closed End-Funds (10 funds) (2004-2010).

George J. Gorman (Born 1952)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Senior Partner, Asset Management—Ernst & Young LLP, from 1988 to 2009. Oversees 11 Funds. Ashmore Funds (5 funds).

William A. Hawkins (Born 1942)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]	Managing Director—Overton Partners (financial consulting), August 2010 to present; Persident and Chief Executive Officer—California General Bank, N.A., from January 2008 through August 2010; oversees 11 Funds. Columbia Funds (146 funds).

R. Glenn Hilliard (Born 1943)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]	Chairman and Chief Executive Officer—Hilliard Group LLC (investing consultant), from 2003 through current; Non-Executive Director & Chairman—CNO Financial Group, Inc. (formerly Conseco, Inc.) (insurance), September 2003-May 2011; oversees 11 Funds. Columbia Funds (146 funds).

William J. Kelly (Born 1960)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Chief Executive Officer—Robeco Investment Management, from 2005 to 2008 (previously Chief Financial Officer, 2004-2005); oversees 11 Funds.

32

Fund Governance (continued)

Independent Trustees (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee/Director, Other Directorships Held
Debra Perry (Born 1951)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Managing Member—Perry Consulting LLC, since March 2008; Consultant—MBIA, since March 2008; oversees 11 Funds. Korn/Ferry International (recruiting). CNO Financial Group, Inc. (insurance) (2002-2011).

1  Includes service as trustees of Columbia Funds Series Trust, the predecessor trust.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 888-331-0904.

Officers

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Michael J. Pelzar (Born 1968)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 President (since 2010)	President, BofA Global Capital Management Group, LLC since May 2010; Managing Director and Head of Product Management, Columbia Management Advisors, LLC from 2007 to 2010; Head of Business Development and Mergers and Acquisitions for Global Wealth & Investment Management, Bank of America from 2006 to 2007; Managing Director and Partner, Kaufman & Company, LLC (bank) from 1998 to 2006.

Jeffrey R. Coleman (Born 1969)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Chief Financial Officer, Chief Accounting Officer (since 2010) and Treasurer (since 2009)	Managing Director of Fund Administration of the Advisor since May 2010; Director of Fund Administration of the Advisor since January 2006; Fund Controller from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August 2000 to September 2004.

Peter T. Fariel (Born 1957)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Secretary and Chief Legal Officer (since 2010)	Associate General Counsel, Bank of America since April 2005; Partner, Goodwin Procter LLP (law firm) prior to April 2005.

33

Fund Governance (continued)

Officers (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
James R. Bordewick (Born 1959)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President and Chief Compliance Officer (since 2010)	Chief Compliance Officer of the Advisor and Managing Director, Bank of America, since May 2010; Associate General Counsel, Bank of America from April 2005 to May 2010; Chief Legal Officer, Secretary and Senior Vice President, Columbia Funds, April 2005 to April 2010; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April 2005.

Barry S. Vallan (Born 1969)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Deputy Treasurer (since 2010) and Controller (since 2006)	Director of Fund Administration of the Advisor since May 2010; Vice President—Fund Treasury since October 2004; Vice President—Trustee Reporting from April 2002 to October 2004.

Thomas Loeffler (Born 1959)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)	Chief Operating Officer, BofA Global Capital Management Group, LLC since May 2010; Chief Operating Officer, Fixed-Income and Liquidity Strategies, Columbia Management Advisors, LLC from 2004 to 2010.

Robert Fitzpatrick (Born 1971)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Secretary (since 2010)	Assistant General Counsel, Bank of America since May 2010; Assistant General Counsel, Columbia Management Advisors, LLC from 2004 to 2010; Legal Advisor, FleetBoston Financial Corporation from 2000 to 2004.

Patrick Campbell (Born 1957)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)	Director of Transfer Agency Oversight, BofA Global Capital Management Group, LLC since May 2010; Vice President of Transfer Agency Oversight and Business Intelligence/Data at Oppenheimer Funds, April 2004 through January 2009.

34

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Money Market Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended August 31 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC, and a part of BofA Global Capital Management and an affiliate of Bank of America Corporation. BofA Global Capital Management is an investment division of Bank of America Corporation. BofA entities furnish investment management services and products for institutional and individual investors. BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

37

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

BofA Money Market Reserves

Annual Report, August 31, 2011

© 2011 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 www.bofacapital.com

SHC-42/166107-0811 (10/11) 11/X3W5D4

BofATM Funds

Annual Report

August 31, 2011

BofA Municipal Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	21

Statement of Operations	23

Statement of Changes in Net Assets	24

Financial Highlights	26

Notes to Financial Statements	34

Report of Independent Registered Public Accounting Firm	41

Federal Income Tax Information	42

Shareholder Meeting Results	43

Fund Governance	44

Important Information About This Report	49

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Municipal Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

03/01/11 – 08/31/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,000.50	1,024.20	1.01	1.02	0.20
Trust Class Shares	1,000.00	1,000.00	1,000.10	1,023.79	1.41	1.43	0.28
Liquidity Class Shares	1,000.00	1,000.00	1,000.00	1,023.69	1.51	1.53	0.30
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,023.64	1.56	1.58	0.31
Investor Class Shares	1,000.00	1,000.00	1,000.00	1,023.64	1.56	1.58	0.31
Daily Class Shares	1,000.00	1,000.00	1,000.00	1,023.69	1.51	1.53	0.30
Class Z Shares	1,000.00	1,000.00	1,000.50	1,024.20	1.01	1.02	0.20
Institutional Class Shares	1,000.00	1,000.00	1,000.40	1,024.00	1.21	1.22	0.24

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – BofA Municipal Reserves

August 31, 2011

Municipal Bonds – 85.3%
	Par ($)	Value ($)
Alabama – 0.6%
AL Birmingham Medical Clinic Board
University of Alabama Health Services, Series 1998, LOC: Wells Fargo Bank N.A. 0.240% 10/01/28 (09/02/11) (a)(b)	17,990,000	17,990,000
AL Mobile Solid Waste Disposal Authority
Waste Management, Inc., Series 2003, AMT, LOC: Wells Fargo Bank N.A. 0.260% 10/01/38 (09/01/11) (a)(b)	4,175,000	4,175,000
Alabama Total		22,165,000
Alaska – 1.9%
AK Housing Finance Corp.
Series 2007 B, SPA: Landesbank Baden-Württemberg 0.330% 12/01/41 (09/01/11) (a)(b)	74,000,000	74,000,000
Alaska Total		74,000,000
Arizona – 0.3%
AZ Maricopa County Industrial Development Authority
Series 2005, AMT, GTY AGMT: FHLMC 0.380% 01/01/36 (09/01/11) (a)(b)	7,010,000	7,010,000
Sonora Vista II Apartments, Series 2003 A, AMT, LOC: Wells Fargo Bank N.A. 0.340% 12/01/39 (09/01/11) (a)(b)	870,000	870,000
AZ Phoenix Industrial Development Authority
Phoenix Broadway Associates, Sunrise Vista Apartments, Series 2003 A, AMT, LOC: Wells Fargo Bank N.A. 0.340% 06/01/31 (09/01/11) (a)(b)	4,415,000	4,415,000
Spring Air Mattress Co., Series 1999, AMT, LOC: JPMorgan Chase Bank 0.650% 04/01/19 (09/07/11) (a)(b)	700,000	700,000
Arizona Total		12,995,000

	Par ($)	Value ($)
Arkansas – 0.0%
AR Development Finance Authority
Series 2007 C106, AMT, SPA: Wells Fargo Bank N.A. 0.480% 01/01/35 (09/07/11) (a)(b)	1,640,000	1,640,000
Arkansas Total		1,640,000
California – 7.9%
CA ABAG Finance Authority for Nonprofit Corps.
On LOK Senior Health Services, Series 2008, LOC: Wells Fargo Bank N.A. 0.140% 08/01/38 (09/01/11) (a)(b)	9,000,000	9,000,000
CA Barclays Capital Municipal Trust Receipts
Series 2011 FR-26U, LIQ FAC: Barclays Bank PLC 0.190% 11/22/11 (c)	12,000,000	12,000,000
CA Health Facilities Financing Authority
Catholic Healthcare West, Series 1988 B, LOC: JPMorgan Chase Bank 0.170% 07/01/16 (09/07/11) (a)(b)	21,700,000	21,700,000
CA Infrastructure & Economic Development Bank
Pueblo Serra Worship Holdings, JSerra Catholic High School, Series 2009, LOC: Wells Fargo Bank N.A. 0.140% 09/01/34 (09/01/11) (a)(b)	19,300,000	19,300,000
CA Los Angeles County
Tax & Revenue Anticipation Notes: Series 2011 A, 2.500% 02/29/12	9,000,000	9,096,399
Series 2011 B, 2.500% 03/30/12	21,000,000	21,261,153
Series 2011 C, 2.500% 06/29/12	15,870,000	16,143,871
CA Los Angeles Unified School District
Tax & Revenue Anticipation Notes, Series 2011 A, 2.000% 08/01/12	10,000,000	10,159,674

See Accompanying Notes to Financial Statements.

2

BofA Municipal Reserves

August 31, 2011

Municipal Bonds (continued)
	Par ($)	Value ($)
CA Pittsburg Redevelopment Agency
Los Medanos Community, Series 2004 A, LOC: State Street Bank & Trust Co., LOC: California State Teachers Retirement System 0.110% 09/01/35 (09/01/11) (a)(b)	17,830,000	17,830,000
CA San Pablo Redevelopment Agency
Series 2006, LOC: Union Bank N.A. 0.110% 12/01/32 (09/01/11) (a)(b)	25,565,000	25,565,000
CA Statewide Communities Development Authority
Kaiser Permanente: 0.260% 01/25/12	50,000,000	50,000,000
0.280% 02/10/12	9,500,000	9,500,000
0.320% 03/09/12	17,000,000	17,000,000
0.390% 12/08/11	12,500,000	12,500,000
0.400% 12/08/11	5,700,000	5,700,000
Series 2001, AMT, GTY AGMT: FHLMC 0.380% 07/01/15 (09/01/11) (a)(b)	7,945,000	7,945,000
Los Angeles County Museum of Art, Series 2008, LOC: Union Bank N.A. 0.130% 12/01/37 (09/07/11) (a)(b)	37,500,000	37,500,000
California Total		302,201,097
Colorado – 1.5%
CO Boulder County
Boulder Medical Center PC, Series 1998, AMT, LOC: Wells Fargo Bank N.A. 0.340% 01/01/17 (09/01/11) (a)(b)	1,580,000	1,580,000
CO Denver County
Series 2002 C, AMT, LOC: Lloyds TSB Bank PLC 0.220% 11/15/25 (09/07/11) (a)(b)	25,600,000	25,600,000
CO Educational & Cultural Facilities Authority
Miami Beach Jewish Community, National Jewish Federation Board, Series 2011 F2, LOC: Northern Trust Co., GTY AGMT: Greater Miami Jewish Federation 0.140% 07/01/41 (09/01/11) (a)(b)	2,080,000	2,080,000

	Par ($)	Value ($)
CO Fort Collins
Residence at Oakridge LLC, Series 2001 A, AMT, LOC: U.S. Bank N.A. 0.220% 12/01/32 (09/01/11) (a)(b)	2,945,000	2,945,000
CO Health Facilities Authority
Catholic Health Initiatives, Series 2004 B-6, SPA: Landesbank Hessen-Thüringen 0.280% 03/01/44 (09/07/11) (a)(b)	20,000,000	20,000,000
CO Housing & Finance Authority
Series 2007 I-B2, AMT, SPA: Calyon Bank 0.300% 04/01/38 (09/07/11) (a)(b)	3,645,000	3,645,000
Colorado Total		55,850,000
Connecticut – 1.4%
CT Housing Finance Authority
Housing Mortgage Financing Program: Series 2003 E-4, AMT, SPA: Bank of Tokyo-Mitsubishi UFJ 0.320% 11/15/27 (09/01/11) (a)(b)	6,955,000	6,955,000
Series 2010 G, 0.450% 11/15/41 (11/15/11) (b)(d)	8,400,000	8,400,000
Series 2005 D-5, AMT, SPA: Bank of Tokyo-Mitsubishi UFJ 0.320% 11/15/35 (09/01/11) (a)(b)	4,065,000	4,065,000
Merlots, Series 2007 C90, AMT, SPA: Wells Fargo Bank N.A. 0.220% 11/15/15 (09/07/11) (a)(b)	1,270,000	1,270,000
CT New Milford
Series 2011, 1.000% 04/25/12	10,800,000	10,853,621
CT Shelton
Series 2011, 1.000% 08/01/12	8,820,000	8,877,070
CT Trumbull
Series 2011, 1.000% 09/07/12 (e)	12,550,000	12,639,858
Connecticut Total		53,060,549

See Accompanying Notes to Financial Statements.

3

BofA Municipal Reserves

August 31, 2011

Municipal Bonds (continued)
	Par ($)	Value ($)
Delaware – 2.5%
DE Eagle Tax-Exempt Trust
Series 2008, AMT, LIQ FAC: FHLB 0.270% 04/15/49 (09/01/11) (a)(b)	96,965,000	96,965,000
Delaware Total		96,965,000
District of Columbia – 1.2%
DC District of Columbia
Series 1998, LOC: Wells Fargo Bank N.A. 0.190% 07/01/23 (09/01/11) (a)(b)	4,000,000	4,000,000
Tax & Revenue Anticipation Notes, Series 2010, 2.000% 09/30/11	27,770,000	27,805,600
DC Metropolitan Washington Airports Authority
Series 2008 2751, AMT, LIQ FAC: JPMorgan Chase Bank 0.270% 10/01/14 (09/01/11) (a)(b)	12,790,000	12,790,000
District of Columbia Total		44,595,600
Florida – 0.9%
FL Alachua County Housing Finance Authority
University Cove Partners, Series 2001, AMT, LIQ FAC: FNMA 0.210% 06/15/34 (09/07/11) (a)(b)	3,365,000	3,365,000
FL Development Finance Corp.
4504 30th Street West LLC, Series 2007, AMT, LOC: Branch Banking & Trust 0.380% 09/01/27 (09/01/11) (a)(b)	2,915,000	2,915,000
FL Hillsborough County Industrial Development Authority
Allied Aerofoam Real Estate, Series 2003, AMT, LOC: Wells Fargo Bank N.A. 0.340% 08/01/23 (09/01/11) (a)(b)	2,085,000	2,085,000
Seaboard Tampa Terminals, Series 1986, AMT, LOC: Northern Trust Co. 0.480% 12/01/16 (09/07/11) (a)(b)	2,100,000	2,100,000

	Par ($)	Value ($)
FL Housing Finance Corp.
Tuscany Lakes Ltd.: Series 2002 1, AMT, DPCE: FNMA 0.260% 11/15/35 (09/01/11) (a)(b)	3,500,000	3,500,000
Series 2006 K3, AMT, DPCE: FNMA 0.280% 11/15/35 (09/01/11) (a)(b)	2,500,000	2,500,000
FL Orange County Housing Finance Authority
Marbella Cove II LP, Series 2007 B, AMT, LOC: FHLB 0.240% 06/15/42 (09/07/11) (a)(b)	4,185,000	4,185,000
FL Puttable Floating Option Tax-Exempt Receipts
Series 2008, AMT, GTY AGMT: FHLMC: 0.310% 07/01/39 (09/01/11) (a)(b)	8,485,000	8,485,000
0.310% 03/01/50 (09/01/11) (a)(b)	4,060,000	4,060,000
Florida Total		33,195,000
Georgia – 2.0%
GA Atlanta Urban Residential Finance Authority
Series 1992 A, AMT, LOC: Wells Fargo Bank N.A. 0.340% 12/01/14 (09/01/11) (a)(b)	1,635,000	1,635,000
Series 2005, AMT, GTY AGMT: Merrill Lynch & Co., SPA: FHLMC 0.380% 12/01/30 (09/01/11) (a)(b)(f)	4,480,000	4,480,000
GA Bacon Industrial Building Authority
D. L. Lee & Sons, Inc., Series 2004, AMT, LOC: Branch Banking & Trust 0.280% 09/01/24 (09/01/11) (a)(b)	6,335,000	6,335,000
GA Forsyth County Development Authority
BRAMA LLC, Series 2002, AMT, LOC: Wells Fargo Bank N.A. 0.340% 08/01/21 (09/01/11) (a)(b)	1,500,000	1,500,000

See Accompanying Notes to Financial Statements.

4

BofA Municipal Reserves

August 31, 2011

Municipal Bonds (continued)
	Par ($)	Value ($)
GA Gordon County Development Authority
Nance Carpet & Rug, Inc., Series 2006, AMT, LOC: Branch Banking & Trust 0.380% 10/01/21 (09/01/11) (a)(b)	2,025,000	2,025,000
GA Houston County Development Authority
Clean Control Corp., Series 2000, AMT, LOC: Branch Banking & Trust 0.280% 06/01/20 (09/01/11) (a)(b)	1,575,000	1,575,000
GA Municipal Gas Authority
Gas Portfolio III: Series 2010 J, 2.000% 11/16/11	6,000,000	6,017,378
Series 2011 K, 2.000% 05/23/12	6,000,000	6,062,453
GA Puttable Floating Option Tax-Exempt Receipts
Series 2008, AMT, GTY AGMT: FHLMC: 0.310% 12/01/37 (09/01/11) (a)(b)	12,800,000	12,800,000
0.310% 12/01/43 (09/01/11) (a)(b)	11,745,000	11,745,000
0.310% 04/01/46 (09/01/11) (a)(b)	9,060,000	9,060,000
GA Savannah Economic Development Authority
Consolidated Utilities, Inc., Series 2007, AMT, LOC: Branch Banking & Trust 0.280% 11/01/27 (09/01/11) (a)(b)	4,540,000	4,540,000
GA Union County Development Authority
Applewood Doors & Windows, Series 2005, AMT, LOC: Branch Banking & Trust 0.380% 12/01/22 (09/01/11) (a)(b)	3,045,000	3,045,000
GA Wayne County Industrial Development Authority
Absorption Corp., Series 2004, AMT, LOC: Branch Banking & Trust 0.280% 09/01/19 (09/01/11) (a)(b)	2,300,000	2,300,000
Sierra International Machinery LLC, Series 2008, AMT, LOC: Branch Banking & Trust 0.280% 08/01/23 (09/01/11) (a)(b)	3,400,000	3,400,000
Georgia Total		76,519,831

	Par ($)	Value ($)
Idaho – 1.0%
ID Eagle Industrial Development Corp.
Rose Cottage LLC, Series 2001, AMT, LOC: Wells Fargo Bank N.A. 0.390% 09/01/21 (09/01/11) (a)(b)	3,090,000	3,090,000
ID Housing & Finance Association
Balmoral II LP, Series 2001, AMT, LOC: U.S. Bank N.A. 0.150% 04/01/33 (09/01/11) (a)(b)	4,320,000	4,320,000
Balmoral LP, Series 2000, AMT, LOC: U.S. Bank N.A. 0.150% 05/01/32 (09/01/11) (a)(b)	5,420,000	5,420,000
Series 2007 K-1, AMT, LIQ FAC: Lloyds TSB Bank PLC 0.170% 07/01/39 (09/07/11) (a)(b)	27,000,000	27,000,000
Idaho Total		39,830,000
Illinois – 5.8%
IL Aurora
Airborn LLC, Aztec Engineering, Inc., Series 1998, AMT, LOC: JPMorgan Chase Bank 0.280% 10/01/18 (09/01/11) (a)(b)	1,240,000	1,240,000
IL Chicago
Concordia Place Apartments LP, Series 2003, AMT, LOC: Harris N.A. 0.330% 07/01/34 (09/01/11) (a)(b)	12,250,000	12,250,000
Eli's Cheesecake Co., Eli's Chicago's Finest, Inc., Series 1996, AMT, LOC: U.S. Bank N.A. 0.340% 11/01/26 (09/01/11) (a)(b)	2,215,000	2,215,000
Flying Food Fare Midway, Series 1999, AMT, LOC: Harris N.A. 0.350% 12/01/28 (09/01/11) (a)(b)	3,900,000	3,900,000

See Accompanying Notes to Financial Statements.

5

BofA Municipal Reserves

August 31, 2011

Municipal Bonds (continued)
	Par ($)	Value ($)
Gas Plus, Inc., Series 2002, AMT, LOC: Northern Trust Co. 0.700% 11/01/22 (09/01/11) (a)(b)	950,000	950,000
Groot Industries, Inc., Series 1995, AMT, LOC: JPMorgan Chase Bank 0.700% 12/01/15 (09/01/11) (a)(b)	600,000	600,000
Lincoln Village LLC, Series 2006, AMT, LOC: Harris N.A. 0.230% 06/01/40 (09/01/11) (a)(b)	5,157,000	5,157,000
MRC Polymers, Inc., Series 2001, AMT, LOC: Wells Fargo Bank N.A. 0.370% 10/01/31 (09/01/11) (a)(b)	4,130,000	4,130,000
North Larabee LP, Series 2001 A, AMT, LOC: Harris N.A. 0.350% 04/01/36 (09/01/11) (a)(b)	4,255,000	4,255,000
Renaissance St. Luke LP, Series 2004 A, AMT, LOC: Harris N.A. 0.350% 01/01/39 (09/01/11) (a)(b)	3,510,000	3,510,000
Series 1998 A, AMT, LOC: JPMorgan Chase Bank 0.160% 01/01/29 (09/01/11) (a)(b)	6,125,000	6,125,000
Series 2008 C-1, LOC: Harris N.A. 0.130% 01/01/39 (09/01/11) (a)(b)	18,100,000	18,100,000
Series 2008, AMT, GTY AGMT: Citigroup Financial Products: 0.810% 01/15/33 (09/01/11) (a)(b)	9,405,000	9,405,000
0.810% 07/15/33 (09/01/11) (a)(b)	49,980,000	49,980,000
IL Des Plaines
MMP Properties LLC, Series 1998, AMT, LOC: JPMorgan Chase Bank 0.450% 10/01/18 (09/01/11) (a)(b)	1,085,000	1,085,000

	Par ($)	Value ($)
IL Finance Authority
Barton Manufacturing, Inc., Series 2005, AMT, LOC: PNC Bank N.A. 0.280% 11/01/18 (09/01/11) (a)(b)	1,553,000	1,553,000
Campanya-Turano Bakery, Series 2000, AMT, LOC: JPMorgan Chase Bank 0.450% 08/01/25 (09/01/11) (a)(b)	1,840,000	1,840,000
Clingan Steel, Inc., Series 2003 A, AMT, LOC: JPMorgan Chase Bank 0.650% 12/01/23 (09/01/11) (a)(b)	975,000	975,000
Decatur Mental Health Center, Series 1997, AMT, LOC: PNC Bank N.A. 0.280% 05/01/18 (09/01/11) (a)(b)	1,425,000	1,425,000
Elmhurst Memorial Healthcare, Series 2008 B, LOC: JPMorgan Chase Bank 0.130% 01/01/48 (09/01/11) (a)(b)	35,600,000	35,600,000
Engineered Polymer, Valspar Corp., Series 1995, AMT, LOC: Wells Fargo Bank N.A. 0.340% 08/01/15 (09/01/11) (a)(b)	7,800,000	7,800,000
Forty Foot High Realty LLC, Series 2002, AMT, LOC: Harris N.A. 0.260% 12/01/27 (09/01/11) (a)(b)	3,610,000	3,610,000
Groot Industries, Inc., Series 2003, AMT, LOC: JPMorgan Chase Bank 0.450% 12/01/23 (09/01/11) (a)(b)	3,705,000	3,705,000
Knead Dough Baking, Series 2000, AMT, LOC: JPMorgan Chase Bank 0.450% 09/01/25 (09/01/11) (a)(b)	400,000	400,000
Koszuta Properties LLC, Rainbow Graphic, Inc., Series 2003, AMT, LOC: JPMorgan Chase Bank 0.450% 08/01/23 (09/01/11) (a)(b)	1,560,000	1,560,000

See Accompanying Notes to Financial Statements.

6

BofA Municipal Reserves

August 31, 2011

Municipal Bonds (continued)
	Par ($)	Value ($)
Lake Towers Associates II LP, Cinnamon Lake Towers, Series 1997, AMT, LIQ FAC: FHLMC 0.330% 10/01/23 (09/01/11) (a)(b)	8,565,000	8,565,000
Merug LLC, Series 2004 A, AMT, LOC: JPMorgan Chase Bank 0.450% 12/01/18 (09/01/11) (a)(b)	1,600,000	1,600,000
Resurrection Health Care, Series 2005 B, LOC: JPMorgan Chase Bank 0.140% 05/15/35 (09/01/11) (a)(b)	6,225,000	6,225,000
Toyal America, Inc., Series 1997, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ 0.290% 06/01/17 (09/01/11) (a)(b)	5,200,000	5,200,000
IL Housing Development Authority
Mattoon Towers Associates II, Series 2004, AMT, LOC: FHLB 0.250% 01/01/34 (09/01/11) (a)(b)	2,980,000	2,980,000
Pontiac Tower Associates III, Series 2005, AMT, LOC: Harris N.A. 0.330% 09/01/35 (09/01/11) (a)(b)	3,515,000	3,515,000
Sterling Towers Associates II, Series 2001, AMT, LOC: Harris N.A. 0.330% 10/01/35 (09/01/11) (a)(b)	3,510,000	3,510,000
IL Skokie Village
P.S. Greetings, Inc., Series 2003 P, AMT, LOC: JPMorgan Chase Bank 0.280% 12/01/33 (09/01/11) (a)(b)	1,995,000	1,995,000
IL Upper River Valley Development Authority
Advanced Drainage Systems, Series 2002, AMT, LOC: PNC Bank N.A. 0.260% 07/01/14 (09/01/11) (a)(b)	2,075,000	2,075,000

	Par ($)	Value ($)
IL Will County
Sierena Development Project, Series 2003, AMT, LOC: FHLB 0.340% 05/01/33 (09/01/11) (a)(b)	4,375,000	4,375,000
Illinois Total		221,410,000
Indiana – 5.6%
IN Allen County
Debeere LLC, Series 2002, AMT, LOC: JPMorgan Chase Bank 0.700% 08/01/17 (09/01/11) (a)(b)	1,700,000	1,700,000
IN Bond Bank
Advanced Funding Program Notes, Series 2011 A, 2.000% 01/05/12	15,800,000	15,879,690
IN Elkhart County
Carriage, Inc., Series 2006, AMT, LOC: PNC Bank N.A. 0.260% 07/01/26 (09/01/11) (a)(b)	3,035,000	3,035,000
IN Fort Wayne
PHD, Inc., Series 2000, AMT, LOC: Wells Fargo Bank N.A 0.320% 05/01/15 (09/07/11) (a)(b)	1,000,000	1,000,000
IN Garrett
IKG Industries, Series 2005, AMT, LOC: PNC Bank N.A. 0.260% 01/01/21 (09/01/11) (a)(b)	4,090,000	4,090,000
IN Gibson County
Toyota Motor Manufacturing: Series 1997, AMT, 0.160% 10/01/27 (09/07/11) (b)(d)	10,000,000	10,000,000
Series 1998, AMT, 0.160% 01/01/28 (09/07/11) (b)(d)	10,000,000	10,000,000

See Accompanying Notes to Financial Statements.

7

BofA Municipal Reserves

August 31, 2011

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 1999 A, AMT, GTY AGMT: Toyota Motor Credit Corp. 0.160% 01/01/29 (09/07/11) (a)(b)	10,000,000	10,000,000
Series 2000 A, AMT, GTY AGMT: Toyota Motor Credit Corp. 0.160% 01/01/30 (09/07/11) (a)(b)	10,000,000	10,000,000
Series 2001 B, AMT, GTY AGMT: Toyota Motor Credit Corp.: 0.160% 02/01/31 (09/07/11) (a)(b)	10,000,000	10,000,000
0.160% 09/01/31 (09/07/11) (a)(b)	10,000,000	10,000,000
IN Housing & Community Development Authority
Series 2005 C3, AMT, SPA: JPMorgan Chase Bank 0.150% 07/01/36 (09/01/11) (a)(b)	32,000,000	32,000,000
IN Jeffersonville
Amatrol Project, Series 2003, AMT, LOC: PNC Bank N.A. 0.260% 04/01/23 (09/01/11) (a)(b)	3,595,000	3,595,000
IN Madison Economic Development Revenue
Arvin Sango, Inc., Series 1987, AMT, LOC: Bank of Tokyo-Mitsubishi UFJ 0.230% 08/01/17 (09/07/11) (a)(b)	8,400,000	8,400,000
IN Reset Optional Certificates Trust II-R
Series 2007, AMT, GTY AGMT: Citigroup Financial Products 0.810% 10/26/17 (09/01/11) (a)(b)	85,190,000	85,190,000
Indiana Total		214,889,690
Iowa – 0.4%
IA Clinton
Sethness Products Company: Series 1996, AMT, LOC: Northern Trust Co. 0.480% 09/01/11 (a)	500,000	500,000
Series 2004, AMT, LOC: Northern Trust Co. 0.480% 12/01/22 (09/07/11) (a)(b)	3,100,000	3,100,000

	Par ($)	Value ($)
IA Finance Authority
Central College of Iowa, Series 2008, LOC: Wells Fargo Bank N.A. 0.120% 10/01/38 (09/01/11) (a)(b)	8,280,000	8,280,000
IA Higher Education Loan Authority
Des Moines University Osteopath, Series 2003, LOC: U.S. Bank N.A. 0.120% 10/01/33 (09/01/11) (a)(b)	3,700,000	3,700,000
Iowa Total		15,580,000
Kentucky – 0.7%
KY Campbellsville-Taylor County Economic Development Authority
Airguard Industries, Inc., Series 2001, AMT, LOC: JPMorgan Chase Bank 0.480% 05/01/31 (09/07/11) (a)(b)	7,410,000	7,410,000
KY Clipper Tax-Exempt Certificate Trust
Certification of Participation, Series 2005, AMT, LIQ FAC: State Street Bank & Trust Co. 0.330% 07/01/35 (09/01/11) (a)(b)	7,005,000	7,005,000
KY Hopkinsville
Comefri USA, Inc., Series 2006, AMT, LOC: Branch Banking & Trust 0.380% 06/01/26 (09/01/11) (a)(b)	2,850,000	2,850,000
KY Housing Corp.
Highlands Court Apartments, Series 2007, AMT, LOC: PNC Bank N.A. 0.240% 12/15/37 (09/01/11) (a)(b)	3,900,000	3,900,000
KY Mercer County
Kentucky Utilities Co., Series 2000 A, AMT, LOC: Sumitomo Mitsui Banking 0.190% 05/01/23 (09/07/11) (a)(b)	6,450,000	6,450,000
Kentucky Total		27,615,000

See Accompanying Notes to Financial Statements.

8

BofA Municipal Reserves

August 31, 2011

Municipal Bonds (continued)
	Par ($)	Value ($)
Louisiana – 0.1%
LA Calcasieu Parish Industrial Development Board, Inc.
Hydroserve Westlake LLC, Series 1999, AMT, LOC: JPMorgan Chase Bank 0.230% 12/01/24 (09/07/11) (a)(b)	5,100,000	5,100,000
Louisiana Total		5,100,000
Maine – 0.2%
ME Housing Authority
Series 2007 E-2, AMT, SPA: State Street Bank & Trust Co. 0.220% 11/15/41 (09/01/11) (a)(b)	8,000,000	8,000,000
Maine Total		8,000,000
Maryland – 1.4%
MD Carroll County
Shelters Systems, Ltd., Series 2004, AMT, LOC: Branch Banking & Trust 0.280% 07/01/24 (09/01/11) (a)(b)	4,200,000	4,200,000
MD Montgomery County Housing Opportunities Commission
Series 2006, AMT, LIQ FAC: FHLMC 0.310% 02/01/40 (09/01/11) (a)(b)	49,985,000	49,985,000
Maryland Total		54,185,000
Massachusetts – 3.0%
MA Development Finance Agency
P-Floats-PT-923, 100 Lansdowne Street Project, Series 2004, AMT, LIQ FAC: FHLMC 0.310% 01/01/36 (09/01/11) (a)(b)	34,830,000	34,830,000
MA Puttable Floating Option Tax-Exempt Receipts
Massachusetts State Development Finance Agency, Haverhill Mills Project, Series 2008, AMT, LIQ FAC: FHLMC 0.310% 11/01/37 (09/01/11) (a)(b)	26,555,000	26,555,000

	Par ($)	Value ($)
MA Quincy
Series 2011 B, 1.500% 07/27/12	6,114,869	6,176,903
MA State
Central Artery, Series 2000 A, SPA: Landesbank Baden-Württemberg 0.190% 12/01/30 (09/01/11) (a)(b)	45,850,000	45,850,000
Massachusetts Total		113,411,903
Michigan – 10.3%
MI Bank of New York Municipal Certificates Trust
Detroit Michigan Sewer Disposal, Series 2006, LOC: Bank of New York 0.250% 07/01/26 (10/03/11) (a)(b)	81,127,500	81,127,500
MI Higher Education Facilities Authority
Thomas M. Cooley Law School: Series 2008 A, LOC: Wells Fargo Bank N.A. 0.150% 07/01/37 (09/01/11) (a)(b)	14,100,000	14,100,000
Series 2008 B, LOC: RBS Citizens N.A., LOC: FHLB 0.150% 07/01/37 (09/01/11) (a)(b)	31,000,000	31,000,000
MI Oakland County Economic Development Corp.
Glass & Mirror Craft Industries, Series 2000, AMT, LOC: PNC Bank N.A. 0.260% 08/01/30 (09/01/11) (a)(b)	2,000,000	2,000,000
MI RBC Municipal Products, Inc. Trust
Michigan Higher Ed Student Loan Authority: Series 2008 L30, AMT, LOC: Royal Bank of Canada 0.270% 09/01/32 (09/01/11) (a)(b)	96,090,000	96,090,000
Series 2008 L32, AMT, LOC: Royal Bank of Canada 0.270% 09/01/32 (09/01/11) (a)(b)	57,895,000	57,895,000
MI State
Series 2010 A, 2.000% 09/30/11	100,000,000	100,124,437

See Accompanying Notes to Financial Statements.

9

BofA Municipal Reserves

August 31, 2011

Municipal Bonds (continued)
	Par ($)	Value ($)
MI Sterling Heights Economic Development Corp.
Kunath Enterprises LLC, Series 2000, AMT, LOC: JPMorgan Chase Bank 0.380% 02/01/16 (09/07/11) (a)(b)	800,000	800,000
MI Strategic Fund
Agritek Industries, Inc. Series 2005, AMT, LOC: PNC Bank N.A. 0.280% 06/01/35 (09/01/11) (a)(b)	1,845,000	1,845,000
Coastal Container Corp., Series 2007, AMT, LOC: PNC Bank N.A. 0.260% 12/01/27 (09/01/11) (a)(b)	5,130,000	5,130,000
Lapeer Technologies LLC, Series 2000, AMT, LOC: JPMorgan Chase Bank 0.380% 02/01/20 (09/07/11) (a)(b)	1,250,000	1,250,000
Ultraform Industries, Inc. Series 2007, AMT, LOC: PNC Bank N.A. 0.260% 12/01/27 (09/01/11) (a)(b)	3,140,000	3,140,000
Michigan Total		394,501,937
Minnesota – 2.2%
MN Eden Prairie
SWB LLC, Series 2000 A, AMT, LOC: U.S. Bank N.A. 0.320% 11/01/20 (09/01/11) (a)(b)	1,665,000	1,665,000
MN Housing Finance Agency
Residential Housing Revenue: Series 2003 B, AMT, SPA: Lloyds TSB Bank PLC 0.190% 01/01/33 (09/01/11) (a)(b)	23,000,000	23,000,000
Series 2003 J, AMT, SPA: Lloyds TSB Bank PLC 0.190% 07/01/33 (09/01/11) (a)(b)	11,975,000	11,975,000
Series 2006 C, AMT, SPA: State Street Bank & Trust Co. 0.190% 01/01/37 (09/01/11) (a)(b)	5,805,000	5,805,000

	Par ($)	Value ($)
MN Itasca County Independent School District No. 318
Aid Anticipation Certificates, Minnesota School District Credit Enhancement Program, Series 2011 B, 1.000% 09/20/12 (e)	5,400,000	5,436,018
MN Jenkins
Pequot Tool & Manufacturing, Inc., Series 2007, AMT, LOC: Wells Fargo Bank N.A. 0.390% 06/01/27 (09/01/11) (a)(b)	1,570,000	1,570,000
MN Puttable Floating Option Tax-Exempt Receipts
Roseville Minnesota Multifamily Housing Centennial Apartments Project, Series 2007, AMT, GTY AGMT: FHLMC 0.380% 01/01/50 (09/01/11) (a)(b)	11,995,000	11,995,000
MN School District Capital Equipment Borrowing Program
Aid Anticipation Certificates, Minnesota School District Credit Enhancement Program, Series 2011 B, 2.000% 09/09/12	16,000,000	16,281,452
MN St. Paul Port Authority
Camada LP, Series 2005, AMT, LOC: Wells Fargo Bank N.A. 0.340% 12/01/12 (09/01/11) (a)(b)	1,000,000	1,000,000
MN West St. Paul-Mendota Heights-Eagan Independent School District No. 197
Aid Anticipation Certificates, Minnesota School District Credit Enhancement Program, Series 2011 A, 1.000% 09/13/12 (e)	6,000,000	6,040,020
Minnesota Total		84,767,490
Mississippi – 0.1%
MS Business Finance Corp.
Hamlin Sheet Metal Co., Series 2005, AMT, LOC: Branch Banking & Trust 0.280% 03/01/25 (09/01/11) (a)(b)	2,110,000	2,110,000
Mississippi Total		2,110,000

See Accompanying Notes to Financial Statements.

10

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August 31, 2011

Municipal Bonds (continued)
	Par ($)	Value ($)
Missouri – 0.3%
MO Development Finance Board
The Nelson Gallery Foundation, Series 2004 A, SPA: JPMorgan Chase Bank 0.130% 12/01/33 (09/01/11) (a)(b)	4,200,000	4,200,000
MO Washington Industrial Development Authority
Whistle Point Partnership, Series 2006 A, AMT, LOC: U.S. Bank N.A. 0.230% 05/01/28 (09/01/11) (a)(b)	6,600,000	6,600,000
Missouri Total		10,800,000
Montana – 0.4%
MT Board of Investments
Series 1998, 0.480% 03/01/18 (03/01/12) (b)(d)	5,000,000	5,000,000
Series 2004, 0.480% 03/01/29 (03/01/12) (b)(d)	5,150,000	5,150,000
MT Forsyth Pollution Control
PacifiCorp, Series 1988, LOC: BNP Paribas 0.300% 01/01/18 (09/01/11) (a)(b)	7,100,000	7,100,000
Montana Total		17,250,000
Nebraska – 0.3%
NE Lancaster County Hospital Authority No. 1
Bryan LGH Medical Center, Series 2008 B-1, LOC: U.S. Bank N.A. 0.120% 06/01/31 (09/01/11) (a)(b)	6,605,000	6,605,000
NE Lancaster County
MLLC LLC, Garner Industries, Inc., Series 2000 A, AMT, LOC: Wells Fargo Bank N.A. 0.340% 11/01/20 (09/01/11) (a)(b)	3,270,000	3,270,000
Nebraska Total		9,875,000

	Par ($)	Value ($)
Nevada – 0.3%
NV Clark County
Series 2008 C2, AMT, LOC: Landesbank Baden-Württemberg 0.350% 07/01/29 (09/07/11) (a)(b)	6,550,000	6,550,000
NV Reno
Retrac-Reno Transportation Rail Access Corridor, Series 2008, LOC: Bank of New York 0.130% 06/01/42 (09/01/11) (a)(b)	5,000,000	5,000,000
Nevada Total		11,550,000
New Jersey – 2.5%
NJ Turnpike Authority
Series 1991 D, LOC: Societe Generale 0.700% 01/01/18 (09/07/11) (a)(b)	95,700,000	95,700,000
New Jersey Total		95,700,000
New York – 9.1%
NY Copiague Union Free School District
Tax Anticipation Notes, State Aid Intercept Program, Series 2011, 1.500% 06/12/12	20,000,000	20,120,460
NY Housing Development Corp.
Upper East Lease Associates, Series 2003 A, AMT, LOC: Landesbank Baden-Württemberg 0.450% 12/01/36 (09/07/11) (a)(b)	15,000,000	15,000,000
NY Liberty Development Corp.
3 World Trade Center LLC, Series 2010 A1, Escrowed in U.S. Treasuries, 0.420% 12/01/50 (10/20/11) (b)(d)	22,235,000	22,235,000
World Trade Center: Series 2009 A1, Escrowed in U.S. Treasuries, 0.350% 12/01/49 (02/01/12) (b)(d)	42,585,000	42,585,000
Series 2009 A2, 0.350% 12/01/49 (02/01/12) (b)(d)	36,165,000	36,165,000

See Accompanying Notes to Financial Statements.

11

BofA Municipal Reserves

August 31, 2011

Municipal Bonds (continued)
	Par ($)	Value ($)
NY Metropolitan Transportation Authority
Series 2008 D2, LOC: Landesbank Hessen-Thüringen 0.230% 11/01/35 (09/01/11) (a)(b)	14,555,000	14,555,000
NY Mexico Central School District
State Aid Intercept Program, Series 2011, 1.375% 06/29/12	6,800,000	6,840,450
NY New York City Municipal Water Finance Authority
Series 2007 BB-3, SPA: BNP Paribas 0.190% 06/15/34 (09/01/11) (a)(b)	15,400,000	15,400,000
Series 2008 BB-2, SPA: Landesbank Hessen-Thüringen 0.230% 06/15/39 (09/01/11) (a)(b)	12,775,000	12,775,000
NY New York City Transitional Finance Authority
Series 2002 1D, LIQ FAC: Landesbank Hessen-Thüringen 0.160% 11/01/22 (09/01/11) (a)(b)	17,030,000	17,030,000
NY New York City
Series 2008 J-6, LOC: Landesbank Hessen-Thüringen 0.250% 08/01/24 (09/01/11) (a)(b)	19,990,000	19,990,000
Series 2008 J-8, LOC: Landesbank Baden-Württemberg 0.240% 08/01/21 (09/01/11) (a)(b)	11,110,000	11,110,000
Series 2011 A3, LIQ FAC: Landesbank Hessen-Thüringen 0.190% 08/01/35 (09/01/11) (a)(b)	25,000,000	25,000,000
NY Oyster Bay
Series 2010, 1.500% 11/18/11	12,500,000	12,528,687
Series 2011, 2.500% 03/09/12	20,000,000	20,213,907
NY Puttable Floating Option Tax-Exempt Receipts
Series 2007, AMT, GTY AGMT: FHLMC 0.380% 09/01/50 (09/01/11) (a)(b)	24,885,000	24,885,000

	Par ($)	Value ($)
NY Thruway Authority
Series 2011 A, 2.000% 07/12/12	29,300,000	29,714,442
New York Total		346,147,946
North Carolina – 2.5%
NC Agriculture Finance Authority
McGill Environmental Systems, Series 2003, AMT, LOC: Branch Banking & Trust 0.280% 12/01/15 (09/01/11) (a)(b)	1,500,000	1,500,000
NC Catawba County Industrial Facilities & Pollution Control Financing Authority
Von Drehle Properties LLC, Series 2001, AMT, LOC: Branch Banking & Trust 0.280% 12/01/21 (09/01/11) (a)(b)	2,235,000	2,235,000
NC Clipper Tax-Exempt Certificate Trust
North Carolina Housing Finance Agency, Series 2005, AMT, LIQ FAC: State Street Bank & Trust Co. 0.330% 07/01/36 (09/01/11) (a)(b)	6,720,000	6,720,000
NC Davidson County Industrial Facilities & Pollution Control Financing Authority
Childress Winery LLC, Series 2004, AMT, LOC: Branch Banking & Trust 0.280% 04/01/26 (09/01/11) (a)(b)	3,750,000	3,750,000
NC Durham County
NRP Alston Village LLC, Series 2005, AMT, GTY AGMT: FHLMC 0.310% 11/01/24 (09/01/11) (a)(b)	17,860,000	17,860,000
NC Guilford County Industrial Facilities & Pollution Control Financing Authority
ABCO Automation, Inc., Series 2001, AMT, LOC: Wells Fargo Bank N.A. 0.340% 07/01/21 (09/01/11) (a)(b)	900,000	900,000

See Accompanying Notes to Financial Statements.

12

BofA Municipal Reserves

August 31, 2011

Municipal Bonds (continued)
	Par ($)	Value ($)
Snider Tire, Inc., Series 1999, AMT, LOC: Wells Fargo Bank N.A. 0.340% 10/01/19 (09/01/11) (a)(b)	1,600,000	1,600,000
NC Harnett County Industrial Facilities & Pollution Control Financing Authority
Edwards Brothers, Inc., Series 2007, AMT, LOC: PNC Bank N.A. 0.260% 09/01/19 (09/01/11) (a)(b)	9,075,000	9,075,000
NC Housing Finance Agency
Series 2010, AMT, LIQ FAC: Morgan Stanley Bank 0.240% 07/01/39 (09/01/11) (a)(b)(c)	6,600,000	6,600,000
NC Iredell County Industrial Facilities & Pollution Control Financing Authority
Valspar Corp. Project, Series 1995, AMT, LOC: Wells Fargo Bank N.A. 0.340% 06/01/15 (09/01/11) (a)(b)	1,000,000	1,000,000
NC Johnston County Industrial Facilities & Pollution Control Financing Authority
Hamlin Sheet Metal Co., Series 1997, AMT, LOC: Branch Banking & Trust 0.280% 11/01/17 (09/01/11) (a)(b)	1,500,000	1,500,000
NC Raleigh-Durham Airport Authority
Series 2007, AMT, LIQ FAC: JPMorgan Chase Bank 0.270% 05/01/15 (09/01/11) (a)(b)	14,490,000	14,490,000
NC Rowan County Industrial Facilities & Pollution Control Financing Authority
DDSM Properties LLC, Series 2008, AMT, LOC: Wells Fargo Bank N.A. 0.340% 01/01/28 (09/01/11) (a)(b)	5,850,000	5,850,000
PHC LLC, Series 1999, AMT, LOC: Branch Banking & Trust 0.280% 03/01/14 (09/01/11) (a)(b)	1,485,000	1,485,000

	Par ($)	Value ($)
NC Union County
Series 2007, LOC: Wells Fargo Bank N.A. 0.150% 03/01/33 (09/01/11) (a)(b)	14,100,000	14,100,000
NC Wayne County Industrial Facilities & Pollution Control Financing Authority
Reuel, Inc., Series 2008, AMT, LOC: Branch Banking & Trust 0.380% 03/01/26 (09/01/11) (a)(b)	1,700,000	1,700,000
NC Yancey County Industrial Facilities & Pollution Control Financing Authority
Altec Industries, Inc., Series 2007, AMT, LOC: Branch Banking & Trust 0.280% 03/01/27 (09/01/11) (a)(b)	5,000,000	5,000,000
North Carolina Total		95,365,000
Ohio – 0.5%
OH Cuyahoga County
Corporate Wings, Series 2005, AMT, LOC: U.S. Bank N.A. 0.430% 04/01/25 (09/01/11) (a)(b)	1,375,000	1,375,000
OH Franklin County
Ohio Health Corp., Series 2011 B, 2.000% 11/15/33 (07/02/12) (b)(d)	7,000,000	7,097,185
OH Lorain County
Danco Metal Products, Series 2007, AMT, LOC: PNC Bank N.A. 0.260% 11/01/27 (09/01/11) (a)(b)	3,055,000	3,055,000
OH Lucas County
American Capital Properties, Series 1999, AMT, LOC: PNC Bank N.A. 0.280% 10/01/18 (09/01/11) (a)(b)	2,410,000	2,410,000

See Accompanying Notes to Financial Statements.

13

BofA Municipal Reserves

August 31, 2011

Municipal Bonds (continued)
	Par ($)	Value ($)
OH Portage County Port Authority
BF Properties LP, Delta System, Inc., Series 2008, AMT, LOC: PNC Bank N.A. 0.260% 02/01/29 (09/01/11) (a)(b)	6,095,000	6,095,000
OH Solon
JTM Products, Inc. Project, Series 2001, AMT, LOC: PNC Bank N.A. 0.280% 06/01/21 (09/01/11) (a)(b)	1,050,000	1,050,000
Ohio Total		21,082,185
Oklahoma – 0.2%
OK Claremore Industrial & Redevelopment Authority
Whirlwind Steel Buildings, Series 2001, AMT, LOC: JPMorgan Chase Bank 0.450% 09/01/16 (09/01/11) (a)(b)	885,000	885,000
OK Comanche County Industrial Development Authority
Silver-Line Plastics Corp., Series 2000, AMT, LOC: Wells Fargo Bank N.A. 0.340% 10/01/15 (09/01/11) (a)(b)	1,000,000	1,000,000
OK Pittsburg County Economic Development Authority
Simonton Building Products, Inc., Series 2001, AMT, LOC: PNC Bank N.A. 0.250% 10/01/21 (09/01/11) (a)(b)	5,000,000	5,000,000
Oklahoma Total		6,885,000
Oregon – 0.3%
OR Puttable Floating Option Tax-Exempt Receipts
Oregon State Housing & Development, Series 2008, AMT, GTY AGMT: FHLMC 0.310% 12/01/50 (09/01/11) (a)(b)	6,880,000	6,880,000
OR State
Antelope Acquisition LLC, Series 2004, AMT, LOC: Union Bank N.A. 0.360% 08/01/24 (09/01/11) (a)(b)	1,340,000	1,340,000

	Par ($)	Value ($)
LD McFarland Co., Ltd., Series 1996, AMT, LOC: U.S. Bank N.A. 0.220% 11/01/16 (09/01/11) (a)(b)	3,490,000	3,490,000
Oregon Total		11,710,000
Pennsylvania – 2.6%
PA Allentown Commercial & Industrial Development Authority
Diocese of Allentown, Series 1999, LOC: Wells Fargo Bank N.A. 0.120% 12/01/29 (09/01/11) (a)(b)	6,000,000	6,000,000
PA Beaver County Industrial Development Authority
FirstEnergy Nuclear Generation, Series 2006, LOC: U.S. Bank N.A. 0.150% 01/01/35 (09/01/11) (a)(b)	4,900,000	4,900,000
PA Berks County Municipal Authority
Reading Hospital & Medical Center, Series 2009 A-5, 0.380% 05/01/32 (09/01/11) (b)(d)	5,550,000	5,550,000
PA Clarion County Industrial Development Authority
Colmac Clarion, Inc., Piney Creek, Series 1990, AMT, LOC: Landesbank Hessen-Thüringen 0.400% 12/01/17 (09/07/11) (a)(b)	10,115,000	10,115,000
PA Economic Development Financing Authority
Pittsburgh Allegheny County, Series 2002 A3, AMT, LOC: PNC Bank N.A. 0.340% 04/01/22 (09/01/11) (a)(b)	1,000,000	1,000,000
PA Housing Finance Agency
Series 2005 88B, AMT, SPA: PNC Bank N.A. 0.210% 10/01/36 (09/07/11) (a)(b)	10,665,000	10,665,000
Series 2005 88C, AMT, SPA: PNC Bank N.A. 0.210% 04/01/37 (09/07/11) (a)(b)	7,670,000	7,670,000

See Accompanying Notes to Financial Statements.

14

BofA Municipal Reserves

August 31, 2011

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2006 94B, AMT, SPA: PNC Bank N.A. 0.210% 04/01/27 (09/07/11) (a)(b)	8,790,000	8,790,000
Series 2010-111, 0.450% 09/22/11	4,800,000	4,800,000
Single Family Mortgage, Series 2002 75A, AMT, SPA: Barclays Bank PLC 0.170% 10/01/32 (09/07/11) (a)(b)	18,270,000	18,270,000
PA Lawrence County Industrial Development Authority
Doren, Inc., Series 2004, AMT, LOC: PNC Bank N.A. 0.280% 12/01/15 (09/01/11) (a)(b)	1,700,000	1,700,000
PA Philadelphia
Gas Works Revenue Refunding, Series 2009 C, LOC: Scotiabank 0.170% 08/01/31 (09/01/11) (a)(b)	16,600,000	16,600,000
PA Washington County Industrial Development Authority
Pennatronics Corp., Series 2001, AMT, LOC: PNC Bank N.A. 0.260% 11/01/20 (09/01/11) (a)(b)	4,810,000	4,810,000
Pennsylvania Total		100,870,000
Rhode Island – 0.3%
RI Housing & Mortgage Finance Corp.
Homeownership Opportunity: Series 2006, AMT, LIQ FAC: Merrill Lynch Capital Services 0.340% 10/01/36 (09/01/11) (a)(b)(f)	4,920,000	4,920,000
Series 2010 3189, AMT, LIQ FAC: Morgan Stanley Bank 0.250% 10/01/32 (09/01/11) (a)(b)(c)	6,690,000	6,690,000
Rhode Island Total		11,610,000

	Par ($)	Value ($)
South Carolina – 0.7%
SC Jobs-Economic Development Authority
Quoizel, Inc., Series 1996, AMT, LOC: Branch Banking & Trust 0.280% 05/01/16 (09/01/11) (a)(b)	1,975,000	1,975,000
South Carolina General Co. Inc., Series 2008, AMT, LOC: Branch Banking & Trust 0.250% 12/01/38 (09/01/11) (a)(b)	4,600,000	4,600,000
Watson Engineering, Inc., Series 2007, AMT, LOC: PNC Bank N.A. 0.260% 09/01/27 (09/01/11) (a)(b)	5,670,000	5,670,000
SC Puttable Floating Option Tax-Exempt Receipts
Series 2008, AMT, GTY AGMT: FHLMC 0.310% 03/01/49 (09/01/11) (a)(b)	12,775,000	12,775,000
South Carolina Total		25,020,000
South Dakota – 0.8%
SD Clipper Tax-Exempt Trust
South Dakota Housing Development Authority, Series 2009, AMT, LIQ FAC: State Street Bank & Trust Co. 0.330% 05/01/30 (09/01/11) (a)(b)(c)	2,070,000	2,070,000
SD Housing Development Authority
Series 2006 C, AMT, SPA: FHLB 0.200% 05/01/37 (09/01/11) (a)(b)	8,500,000	8,500,000
Series 2007 I, AMT, SPA: FHLB 0.200% 05/01/38 (09/01/11) (a)(b)	19,800,000	19,800,000
South Dakota Total		30,370,000
Tennessee – 1.6%
TN Metropolitan Government Nashville & Davidson Counties
Series A, LOC: State Street Bank & Trust Co., LOC: California Public Employee Retirement System 0.230% 10/06/11	16,000,000	16,000,000

See Accompanying Notes to Financial Statements.

15

BofA Municipal Reserves

August 31, 2011

Municipal Bonds (continued)
	Par ($)	Value ($)
TN School Board
SPA: State Street Bank & Trust Co., 0.190% 12/07/11	10,000,000	10,000,000
TN Sevier County Public Building Authority
Local Government Public Improvement, Series 2008 A-I, AMT, LOC: Branch Banking & Trust 0.260% 06/01/28 (09/07/11) (a)(b)	25,980,000	25,980,000
TN Shelby County Health Educational & Housing Facilities Board
Courtyard Apartments, Inc., Series 1997 A, AMT, LOC: PNC Bank N.A. 0.240% 07/01/22 (09/01/11) (a)(b)	5,000,000	5,000,000
Multi-Family Housing Revenue, Series 1995, AMT, LOC: U.S. Bank N.A. 0.280% 01/01/23 (09/01/11) (a)(b)	2,470,000	2,470,000
Tennessee Total		59,450,000
Texas – 5.3%
TX Capital Industrial Development Corp.
Texas Disposal Systems, Series 2001, AMT, LOC: JPMorgan Chase Bank 0.250% 05/01/16 (09/01/11) (a)(b)	9,430,000	9,430,000
TX Dickinson Independent School District
Series 2000 SGA94, LIQ FAC: Societe Generale 0.200% 02/15/28 (09/01/11) (a)(b)	13,350,000	13,350,000
TX Harris County Health Facilities Development Corp.
Baylor College of Medicine, Series 2007 A1, LOC: Wells Fargo Bank N.A. 0.120% 11/15/47 (09/01/11) (a)(b)	7,390,000	7,390,000
TX Harris County Housing Finance Corp.
Orion-Timberstone Associates, Torrey Chase Apartments, Series 1998, AMT, DPCE: FNMA 0.330% 06/01/30 (09/01/11) (a)(b)	10,920,000	10,920,000

	Par ($)	Value ($)
TX JPMorgan Chase PUTTERs/Drivers Trust
Brazos River Harbor Navigation, Series 2011 3858, AMT, LOC: JPMorgan Chase Bank 0.290% 05/15/28 (09/01/11) (a)(b)(c)	2,330,000	2,330,000
TX Kilgore Economic Development Corp.
Cleveland Steel Container, Series 2007, AMT, LOC: PNC Bank N.A. 0.260% 12/01/23 (09/01/11) (a)(b)	5,000,000	5,000,000
TX Puttable Floating Option Tax-Exempt Receipts
Costa Mirada Ltd., Series 2008, AMT, GTY AGMT: FHLMC 0.310% 10/01/50 (09/01/11) (a)(b)	11,285,000	11,285,000
Harris County Texas, Series 2008, AMT, GTY AGMT: FHLMC 0.310% 06/01/30 (09/01/11) (a)(b)	4,730,000	4,730,000
Texas State Department Housing, Series 2008, AMT, GTY AGMT: FHLMC: 0.310% 07/01/44 (09/01/11) (a)(b)	9,805,000	9,805,000
0.310% 03/01/46 (09/01/11) (a)(b)	13,955,000	13,955,000
0.310% 09/01/46 (09/01/11) (a)(b)	11,985,000	11,985,000
0.310% 12/01/47 (09/01/11) (a)(b)	11,470,000	11,470,000
San Antonio Texas, Series 2008, AMT, GTY AGMT: FHLMC: 0.310% 11/01/49 (09/01/11) (a)(b)	14,315,000	14,315,000
0.310% 05/01/50 (09/01/11) (a)(b)	13,690,000	13,690,000
TX RBC Municipal Products, Inc., Trust
South Texas Higher Education Authority, Series 2008 L45, AMT, LOC: Royal Bank of Canada 0.270% 12/01/27 (09/01/11) (a)(b)	58,945,000	58,945,000

See Accompanying Notes to Financial Statements.

16

BofA Municipal Reserves

August 31, 2011

Municipal Bonds (continued)
	Par ($)	Value ($)
TX Travis County Housing Finance Corp.
Texas Old Manor Housing LP, Series 2004, AMT, DPCE: FNMA 0.240% 08/15/37 (09/01/11) (a)(b)	4,900,000	4,900,000
Texas Total		203,500,000
Utah – 2.7%
UT Housing Corp.
Series 2008 D-1, AMT, LIQ FAC: Wells Fargo Bank N.A. 0.190% 07/01/39 (09/07/11) (a)(b)	12,055,000	12,055,000
UT Tooele
Encon Utah LLC, Series 2002 A, AMT, LOC: U.S. Bank N.A. 0.300% 10/01/22 (09/01/11) (a)(b)	2,800,000	2,800,000
UT Transit Authority
Series 2006 A, LOC: BNP Paribas 0.160% 06/15/36 (09/01/11) (a)(b)	15,400,000	15,400,000
Series 2006 B, LOC: BNP Paribas 0.140% 06/15/36 (09/01/11) (a)(b)	19,000,000	19,000,000
UT Weber County
IHC Health Services, Inc., Series 2000 C, SPA: Landesbank Hessen-Thüringen 0.160% 02/15/35 (09/01/11) (a)(b)	53,235,000	53,235,000
Utah Total		102,490,000
Virginia – 0.6%
VA Fairfax County Economic Development Authority
Szivic Family LLC, Series 2006, AMT, LOC: Branch Banking & Trust 0.380% 09/01/26 (09/01/11) (a)(b)	1,700,000	1,700,000

	Par ($)	Value ($)
VA Henrico Economic Development Authority
Colonial Mechanical Corp., Series 2000, AMT, LOC: Wells Fargo Bank N.A. 0.340% 08/01/20 (09/01/11) (a)(b)	2,155,000	2,155,000
VA Portsmouth Redevelopment & Housing Authority
King Square Apartments, Series 2006, AMT, GTY AGMT: FHLMC 0.380% 03/01/50 (09/01/11) (a)(b)	3,370,000	3,370,000
VA Puttable Floating Option Tax-Exempt Receipts
Harrisonburg Virginia, Series 2008, AMT, GTY AGMT: FHLMC 0.310% 05/01/40 (09/01/11) (a)(b)	6,475,000	6,475,000
VA Small Business Financing Authority
Bleachtech LLC, Series 2007, AMT, LOC: PNC Bank N.A. 0.260% 09/01/22 (09/01/11) (a)(b)	10,000,000	10,000,000
Virginia Total		23,700,000
Washington – 1.3%
WA Economic Development Finance Authority
RMI Investors LLC, Series 2001 F, AMT, LOC: Wells Fargo Bank N.A. 0.340% 08/01/26 (09/01/11) (a)(b)	2,950,000	2,950,000
WA Housing Finance Commission
LTC Properties, Inc., Series 1995, AMT, LOC: U.S. Bank N.A. 0.220% 12/01/15 (09/01/11) (a)(b)	2,350,000	2,350,000
Mountain West Investment Corp., Monticello Park, Series 2001 A, AMT, DPCE: FNMA 0.240% 09/01/34 (09/01/11) (a)(b)	6,285,000	6,285,000
Pacific Inn Apartments, Series 1996 A, AMT, LOC: U.S. Bank N.A. 0.230% 05/01/28 (09/01/11) (a)(b)	1,350,000	1,350,000

See Accompanying Notes to Financial Statements.

17

BofA Municipal Reserves

August 31, 2011

Municipal Bonds (continued)
	Par ($)	Value ($)
The Seasons I LLC, Series 2006, AMT, DPCE: FNMA 0.300% 12/15/40 (09/01/11) (a)(b)	14,660,000	14,660,000
Vancouver Bridgewood, LLC, Series 2002 A, AMT, DPCE: FNMA 0.240% 09/01/34 (09/01/11) (a)(b)	4,660,000	4,660,000
WA Kitsap County Industrial Development Corp.
Cara Group LLC, Series 2003, AMT, LOC: U.S. Bank N.A. 0.390% 03/01/32 (09/01/11) (a)(b)	1,465,000	1,465,000
WA Pierce County Economic Development Corp.
Cascade Pole & Lumber Co., Series 1996, AMT, LOC: U.S. Bank N.A. 0.220% 12/01/17 (09/01/11) (a)(b)	3,855,000	3,855,000
Sumner Leasing LLC, Quality Stamping Project, Series 2006, AMT, LOC: FHLB 0.390% 12/01/36 (09/01/11) (a)(b)	1,935,000	1,935,000
WA Port of Seattle Industrial Development Corp.
Crowley Marine Services, Series 2001, AMT, LOC: DnB NOR Bank ASA 0.370% 12/31/21 (09/07/11) (a)(b)	8,700,000	8,700,000
Washington Total		48,210,000
West Virginia – 1.2%
WV Beckley
Beckley Water Co., Series 2003, AMT, LOC: JPMorgan Chase Bank 0.250% 10/01/16 (09/01/11) (a)(b)	5,090,000	5,090,000
WV Putnam County
Toyota Motor Manufacturing West Virginia, Inc., Series 1998 A, AMT, GTY AGMT: Toyota Motor Credit Corp. 0.160% 06/01/28 (09/07/11) (a)(b)	40,000,000	40,000,000
West Virginia Total		45,090,000

	Par ($)	Value ($)
Wisconsin – 0.5%
WI Ashland
Larson-Juhl U.S. LLC, Series 2000, AMT, LOC: Wells Fargo Bank. N.A. 0.390% 07/01/20 (09/02/11) (a)(b)	2,770,000	2,770,000
WI Oconomowoc Community Development Authority
85 Oconomowoc LLC, Series 2004, AMT, DPCE: FNMA 0.240% 12/01/44 (09/01/11) (a)(b)	4,430,000	4,430,000
WI Pewaukee
Mixer Systems, Inc., Series 2000, AMT, LOC: JPMorgan Chase Bank 0.450% 09/01/20 (09/01/11) (a)(b)	1,275,000	1,275,000
WI Public Finance Authority
Glenridge on Plamer Ranch, Series 2011 B, LOC: Bank of Scotland 0.120% 06/01/41 (09/01/11) (a)(b)	10,655,000	10,655,000
WI Sheboygan
Subco Foods, Series 2002, AMT, LOC: JPMorgan Chase Bank 0.650% 08/01/12 (09/01/11) (a)(b)	370,000	370,000
WI Village of Menomonee Falls
Jema LLC, Series 1994, AMT, LOC: JPMorgan Chase Bank 0.450% 09/01/14 (09/01/11) (a)(b)	1,330,000	1,330,000
Wisconsin Total		20,830,000
Wyoming – 0.3%
WY Sweetwater County
PacifiCorp, Series 1995, AMT, LOC: Barclays Bank PLC 0.150% 11/01/25 (09/01/11) (a)(b)	10,000,000	10,000,000
Wyoming Total		10,000,000
Total Municipal Bonds (cost of $3,262,093,228)		3,262,093,228

See Accompanying Notes to Financial Statements.

18

BofA Municipal Reserves

August 31, 2011

Closed-End Investment Companies – 10.7%
	Par ($)	Value ($)
California – 0.6%
CA Nuveen Quality Income Municipal Fund, Inc.
Series 2010, AMT, LIQ FAC: Citibank N.A. 0.360% 08/01/40 (09/01/11) (a)(b)(c)	24,100,000	24,100,000
California Total		24,100,000
New Jersey – 0.8%
NJ Nuveen Investment Quality Municipal Fund, Inc.
Series 2010, AMT, LIQ FAC: Citibank N.A. 0.380% 08/01/40 (09/01/11) (a)(b)(c)	21,300,000	21,300,000
NJ Nuveen Premium Income Municipal Fund, Inc.
Series 2010, AMT, LIQ FAC: Citibank N.A. 0.380% 08/01/40 (09/01/11) (a)(b)(c)	10,000,000	10,000,000
New Jersey Total		31,300,000
New York – 0.6%
NY Nuveen Investment Quality Municipal Fund, Inc.
Series 2010, AMT, LIQ FAC: Citibank N.A. 0.360% 08/01/40 (09/01/11) (a)(b)(c)	15,000,000	15,000,000
NY Nuveen Quality Income Municipal Fund, Inc.
Series 2010-1, AMT, LIC FAQ: Citibank N.A. 0.360% 12/01/40 (09/01/11) (a)(b)(c)	7,000,000	7,000,000
New York Total		22,000,000
Other – 7.9%
Nuveen Insured Municipal Opportunity Fund, Inc.
Series 2010, AMT, LIQ FAC: Citibank N.A. 0.380% 12/01/40 (09/01/11) (a)(b)(c)	135,000,000	135,000,000
Nuveen Premier Insured Municipal Income Fund, Inc.
Series 2010, AMT, LIQ FAC: Citibank N.A. 0.380% 12/01/40 (09/01/11) (a)(b)(c)	2,000,000	2,000,000

	Par ($)	Value ($)
Nuveen Premium Income Municipal Fund 4, Inc.
Series 2010, AMT, LIQ FAC: JPMorgan Chase Bank 0.340% 03/01/40 (09/01/11) (a)(b)(c)	77,200,000	77,200,000
Nuveen Quality Income Municipal Fund, Inc.
Series 2010, AMT, LIQ FAC: JPMorgan Chase Bank 0.340% 12/01/40 (09/01/11) (a)(b)(c)	88,400,000	88,400,000
Other Total		302,600,000
Pennsylvania – 0.8%
PA Nuveen Investment Quality Municipal Fund, Inc.
Series 2010, AMT, LIQ FAC: Citibank N.A. 0.380% 08/01/40 (09/01/11) (a)(b)(c)	14,000,000	14,000,000
PA Nuveen Premium Income Municipal Fund 2, Inc.
Series 2010, AMT, LIQ FAC: Citibank N.A. 0.380% 08/01/40 (09/01/11) (a)(b)(c)	15,000,000	15,000,000
Pennsylvania Total		29,000,000
Total Closed-End Investment Companies (cost of $409,000,000)		409,000,000
Short-Term Obligations – 4.5%
Variable Rate Demand Notes – 4.5%
FHLMC Multi-Family VRD Certificates
0.270% 11/15/34 (09/01/11) (b)(d)	10,276,201	10,276,201
0.270% 02/15/35 (09/01/11) (b)(c)(d)	10,007,356	10,007,356
0.270% 08/15/45 (09/01/11) (b)(d)	114,892,870	114,892,870
0.270% 01/15/47 (09/01/11) (b)(d)	38,147,705	38,147,705
Variable Rate Demand Notes Total		173,324,132
Total Short-Term Obligations (cost of $173,324,132)		173,324,132
Total Investments – 100.5% (cost of $3,844,417,360) (g)		3,844,417,360
Other Assets & Liabilities, Net – (0.5)%		(20,528,202)
Net Assets – 100.0%		3,823,889,158

See Accompanying Notes to Financial Statements.

19

BofA Municipal Reserves

August 31, 2011

Notes to Investment Portfolio:

(a)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2011.

(b)  Parenthetical date represents the effective maturity date for the security.

(c)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2011, these securities, which are not illiquid, amounted to $448,697,356 or 11.7% of net assets for the Fund.

(d)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2011.

(e)  Security purchased on a delayed delivery basis.

(f)  Merrill Lynch Co., Inc. is a wholly owned subsidiary of Bank of America Corporation and an affiliate of BofA Advisors, LLC.

(g)  Cost for federal income tax purposes is $3,844,417,360.

The following table summarizes the inputs used, as of August 31, 2011, in valuing the Fund's assets:

Description	(Level 1)	Other Significant Observable Quoted Prices (Level 2)	Significant Inputs (Level 3)	Unobservable Inputs Total
Total Municipal Bonds	$—	$3,262,093,228	$—	$3,262,093,228
Total Closed-End Investment Companies	—	409,000,000	—	409,000,000
Total Short-Term Obligations	—	173,324,132	—	173,324,132
Total Investments	$—	$3,844,417,360	$—	$3,844,417,360

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the year ended August 31, 2011, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At August 31, 2011, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Municipal Bonds	85.3
Closed-End Investment Companies	10.7
96.0
Short-Term Obligations	4.5
Other Assets & Liabilities, Net	(0.5)
100.0

Acronym	Name
AMT	Alternative Minimum Tax

DPCE	Direct Pay Credit Enhancement

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GTY AGMT	Guaranty Agreement

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

PUTTERs	Puttable Tax-Exempt Receipts

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

20

Statement of Assets and Liabilities – BofA Municipal Reserves
August 31, 2011

		($)
Assets	Investments, at amortized cost approximating value	3,844,417,360
	Cash	2,831
	Receivable for:
	Fund shares sold	1,002
	Interest	4,579,886
	Trustees' deferred compensation plan	11,433
	Prepaid expenses	45,571
	Total Assets	3,849,058,083
Liabilities	Expense reimbursement due to investment advisor	21,360
	Payable for:
	Investments purchased on a delayed delivery basis	24,115,896
	Fund shares repurchased	23,605
	Distributions	105,529
	Investment advisory fee	444,103
	Administration fee	106,758
	Transfer agent fee	25,457
	Trustees' fees	35,473
	Custody fee	19,961
	Distribution and service fees	21,705
	Shareholder administration fee	53,058
	Chief compliance officer expenses	2,414
	Trustees' deferred compensation plan	11,433
	Other liabilities	182,173
	Total Liabilities	25,168,925
	Net Assets	3,823,889,158
Net Assets Consist of	Paid-in capital	3,822,940,812
	Undistributed net investment income	1,204,309
	Accumulated net realized loss	(255,963)
	Net Assets	3,823,889,158

See Accompanying Notes to Financial Statements.

21

Statement of Assets and Liabilities (continued) – BofA Municipal Reserves
August 31, 2011

Capital Class Shares	Net assets	$2,825,364,674
	Shares outstanding	2,824,731,778
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$551,600,146
	Shares outstanding	551,472,132
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$8,183,815
	Shares outstanding	8,181,944
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$168,504,880
	Shares outstanding	168,466,666
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$218,142
	Shares outstanding	218,090
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$88,454,898
	Shares outstanding	88,434,441
	Net asset value per share	$1.00
Class Z Shares	Net assets	$21,695,876
	Shares outstanding	21,690,903
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$159,866,727
	Shares outstanding	159,830,784
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

22

Statement of Operations – BofA Municipal Reserves
For the Year Ended August 31, 2011

		($)
Investment Income	Interest	14,812,973
Expenses	Investment advisory fee	6,531,312
	Administration fee	4,214,208
	Distribution fee:
	Investor Class Shares	241
	Daily Class Shares	676,340
	Service fee:
	Liquidity Class Shares	26,499
	Adviser Class Shares	525,537
	Investor Class Shares	602
	Daily Class Shares	483,100
	Shareholder administration fee:
	Trust Class Shares	549,444
	Institutional Class Shares	89,290
	Transfer agent fee	106,100
	Pricing and bookkeeping fees	223,658
	Trustees' fees	54,724
	Custody fee	56,645
	Chief compliance officer expenses	14,614
	Other expenses	636,800
	Total Expenses	14,189,114
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(3,128,637)
	Fees waived by distributor:
	Trust Class Shares	(54,897)
	Liquidity Class Shares	(13,181)
	Adviser Class Shares	(233,339)
	Investor Class Shares	(513)
	Daily Class Shares	(873,171)
	Institutional Class Shares	(2,897)
	Expense reductions	(586)
	Net Expenses	9,881,893
	Net Investment Income	4,931,080
	Net realized gain on investments	35,725
	Net Increase Resulting from Operations	4,966,805

See Accompanying Notes to Financial Statements.

23

Statement of Changes in Net Assets – BofA Municipal Reserves

Increase (Decrease) in Net Assets		Year Ended August 31, 2011 ($)	Year Ended August 31, 2010 ($)
Operations	Net investment income	4,931,080	10,598,130
	Net realized gain on investments	35,725	138,576
	Net increase resulting from operations	4,966,805	10,736,706
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(4,412,334)	(8,829,742)
	Trust Class Shares	(252,741)	(345,520)
	Liquidity Class Shares	(1,131)	(51,317)
	Adviser Class Shares	—	(32,370)
	Investor Class Shares	—	(144)
	Daily Class Shares	(5)	—
	Class Z Shares	(32,439)	(59,287)
	Institutional Class Shares	(231,767)	(1,280,413)
	Total distributions to shareholders	(4,930,417)	(10,598,793)
	Net Capital Stock Transactions	(1,296,428,912)	(3,422,320,358)
	Total decrease in net assets	(1,296,392,524)	(3,422,182,445)
Net Assets	Beginning of period	5,120,281,682	8,542,464,127
	End of period	3,823,889,158	5,120,281,682
	Undistributed net investment income at end of period	1,204,309	1,203,646

See Accompanying Notes to Financial Statements.

24

Statement of Changes in Net Assets (continued) – BofA Municipal Reserves

	Capital Stock Activity
	Year Ended August 31,
	2011		2010
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares
Subscriptions	10,380,126,517	10,380,126,517	14,787,639,277	14,787,639,277
Distributions reinvested	2,756,899	2,756,899	5,741,576	5,741,576
Redemptions	(11,177,041,557)	(11,177,041,557)	(15,829,979,816)	(15,830,020,030)
Net decrease	(794,158,141)	(794,158,141)	(1,036,598,963)	(1,036,639,177)
Trust Class Shares
Subscriptions	1,112,364,414	1,112,364,414	609,548,716	609,548,716
Distributions reinvested	300	300	16,058	16,057
Redemptions	(912,699,822)	(912,699,822)	(714,408,211)	(714,408,211)
Net increase (decrease)	199,664,892	199,664,892	(104,843,437)	(104,843,438)
Liquidity Class Shares
Subscriptions	6,765,015	6,765,015	85,207,351	85,207,351
Distributions reinvested	1,126	1,126	49,901	49,901
Redemptions	(11,463,682)	(11,463,682)	(239,448,013)	(239,448,013)
Net decrease	(4,697,541)	(4,697,541)	(154,190,761)	(154,190,761)
Adviser Class Shares
Subscriptions	899,685,691	899,685,691	1,568,543,064	1,568,543,064
Distributions reinvested	—	—	23,231	23,231
Redemptions	(1,060,272,328)	(1,060,272,328)	(1,941,327,673)	(1,941,327,673)
Net decrease	(160,586,637)	(160,586,637)	(372,761,378)	(372,761,378)
Investor Class Shares
Subscriptions	92,206	92,206	50,793,403	50,793,403
Distributions reinvested	—	—	144	144
Redemptions	(118,664)	(118,664)	(104,361,959)	(104,361,960)
Net decrease	(26,458)	(26,458)	(53,568,412)	(53,568,413)
Daily Class Shares
Subscriptions	138,395,378	138,395,378	666,895,636	666,895,637
Distributions reinvested	5	5	—	—
Redemptions	(502,555,126)	(502,555,126)	(1,561,465,902)	(1,561,465,902)
Net decrease	(364,159,743)	(364,159,743)	(894,570,266)	(894,570,265)
Class Z Shares
Subscriptions	3,938,101	3,938,101	6,868,341	6,868,341
Distributions reinvested	31,004	31,004	55,957	55,958
Redemptions	(8,216,994)	(8,216,994)	(17,362,357)	(17,362,357)
Net decrease	(4,247,889)	(4,247,889)	(10,438,059)	(10,438,058)
Institutional Class Shares
Subscriptions	1,011,355,836	1,011,355,836	2,444,413,401	2,444,413,401
Distributions reinvested	167,629	167,629	1,240,673	1,240,673
Redemptions	(1,179,740,860)	(1,179,740,860)	(3,240,962,942)	(3,240,962,942)
Net decrease	(168,217,395)	(168,217,395)	(795,308,868)	(795,308,868)

See Accompanying Notes to Financial Statements.

25

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Capital Class Shares	2011 (a)	2010 (b)(c)	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.001	0.0019	0.0125	0.0266	0.0351
Less Distributions to Shareholders:
From net investment income	(0.001)	(0.0019)	(0.0125)	(0.0266)	(0.0351)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (d)(e)	0.14%	0.19%	1.26%	2.70%	3.56%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	0.20%	0.20%	0.23%	0.20%	0.20%
Waiver/Reimbursement	0.07%	0.06%	0.05%	0.05%	0.06%
Net investment income (f)	0.14%	0.18%	1.15%	2.72%	3.52%
Net assets, end of period (000s)	$2,825,365	$3,619,465	$4,655,880	$3,207,123	$4,451,392

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(c)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

26

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Trust Class Shares	2011 (a)	2010 (b)(c)	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	— (d)	0.0009	0.0115	0.0256	0.0341
Less Distributions to Shareholders:
From net investment income	— (d)	(0.0009)	(0.0115)	(0.0256)	(0.0341)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (e)(f)	0.05%	0.09%	1.15%	2.59%	3.46%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.29%	0.30%	0.33%	0.30%	0.30%
Waiver/Reimbursement	0.08%	0.06%	0.05%	0.05%	0.06%
Net investment income (g)	0.05%	0.09%	1.09%	2.55%	3.40%
Net assets, end of period (000s)	$551,600	$351,866	$456,691	$425,627	$419,275

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(c)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

27

Financial Highlights – BofA Municipal Reserves

Selected date for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Liquidity Class Shares	2011 (a)	2010 (b)(c)	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	— (d)	0.0004	0.0110	0.0251	0.0336
Less Distributions to Shareholders:
From net investment income	— (d)	(0.0004)	(0.0110)	(0.0251)	(0.0336)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (e)(f)	0.01%	0.04%	1.10%	2.54%	3.41%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (g)	0.33%	0.34%	0.38%	0.35%	0.35%
Waiver/Reimbursement	0.19%	0.17%	0.15%	0.15%	0.16%
Net investment income (g)	0.01%	0.06%	1.11%	2.68%	3.35%
Net assets, end of period (000s)	$8,184	$12,882	$167,085	$157,720	$308,502

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(c)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

28

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Adviser Class Shares	2011 (a)		2010 (b)(c)		2009	2008	2007
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	0.0001		0.0100	0.0241	0.0326
Less Distributions to Shareholders:
From net investment income	—		(0.0001)		(0.0100)	(0.0241)	(0.0326)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Total return (e)(f)	0.00%		0.00	%(g)	1.00%	2.44%	3.31%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	0.34%		0.39%		0.48%	0.45%	0.45%
Waiver/Reimbursement	0.18%		0.13%		0.05%	0.05%	0.06%
Net investment income (h)	—	%(g)	0.01%		1.06%	2.40%	3.26%
Net assets, end of period (000s)	$168,505		$329,108		$701,879	$957,701	$912,798

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(c)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Rounds to less than 0.01%.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

29

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Investor Class Shares	2011 (a)	2010 (b)(c)		2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	—	(d)	0.0090	0.0231	0.0316
Less Distributions to Shareholders:
From net investment income	—	—	(d)	(0.0090)	(0.0231)	(0.0316)
Net Asset Value, End of Period	$1.00	$1.00		$1.00	$1.00	$1.00
Total return (e)(f)	0.00%	0.00	%(g)	0.91%	2.34%	3.20%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	0.34%	0.39%		0.58%	0.55%	0.55%
Waiver/Reimbursement	0.28%	0.22%		0.05%	0.05%	0.06%
Net investment income (h)	—	—	%(g)	0.88%	2.28%	3.15%
Net assets, end of period (000s)	$218	$245		$53,818	$54,832	$46,035

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(c)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(d)  Rounds to less than $0.0001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Rounds to less than 0.01%.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

30

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Daily Class Shares	2011 (a)		2010 (b)(c)	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	0.0071	0.0206	0.0291
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(0.0071)	(0.0206)	(0.0291)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (e)(f)	0.00	%(g)	0.00%	0.71%	2.08%	2.95%
Ratios to Average Net Assets/ Supplemental Data:
Net expense (h)	0.35%		0.39%	0.78%	0.80%	0.80%
Waiver/Reimbursement	0.52%		0.47%	0.10%	0.05%	0.06%
Net investment income (h)	—	%(g)	—	0.78%	1.99%	2.91%
Net assets, end of period (000s)	$88,455		$452,671	$1,347,281	$1,990,097	$1,562,589

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(c)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  Rounds to less than 0.01%.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

31

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Class Z Shares	2011 (a)	2010 (b)(c)	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.001	0.0019	0.0125	0.0267	0.0351
Less Distributions to Shareholders:
From net investment income	(0.001)	(0.0019)	(0.0125)	(0.0267)	(0.0351)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (d)(e)	0.14%	0.19%	1.26%	2.70%	3.56%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	0.20%	0.20%	0.23%	0.20%	0.20%
Waiver/Reimbursement	0.07%	0.06%	0.05%	0.05%	0.06%
Net investment income (f)	0.14%	0.19%	1.24%	2.70%	3.51%
Net assets, end of period (000s)	$21,696	$25,943	$36,380	$36,333	$39,772

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(c)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

32

Financial Highlights – BofA Municipal Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Class Shares	2011 (a)	2010 (b)(c)	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.001	0.0015	0.0121	0.0262	0.0347
Less Distributions to Shareholders:
From net investment income	(0.001)	(0.0015)	(0.0121)	(0.0262)	(0.0347)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (d)(e)	0.10%	0.15%	1.22%	2.66%	3.52%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (f)	0.24%	0.24%	0.27%	0.24%	0.24%
Waiver/Reimbursement	0.07%	0.06%	0.05%	0.05%	0.06%
Net investment income (f)	0.10%	0.15%	1.12%	2.67%	3.47%
Net assets, end of period (000s)	$159,867	$328,101	$1,123,450	$985,752	$1,048,065

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Municipal Reserves was renamed BofA Municipal Reserves.

(c)  On December 31, 2009, Columbia Municipal Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Municipal Reserves.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

33

Notes to Financial Statements – BofA Municipal Reserves
August 31, 2011

Note 1. Organization

BofA Municipal Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers eight classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Investor Class, Daily Class, Class Z and Institutional Class shares. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Trust's Board of Trustees (the "Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

34

BofA Municipal Reserves, August 31, 2011

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The tax character of distributions paid during the years ended August 31,2011 and August 31, 2010 was as follows:

	August 31,
Distributions paid from:	2011	2010
Tax-Exempt Income	$4,930,417	$9,868,935
Ordinary Income*	—	729,858

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

35

BofA Municipal Reserves, August 31, 2011

As of August 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$906,413	$403,425	$—

The following capital loss carryforwards, determined as of August 31, 2011, may be available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

Year of Expiration	Capital Loss Carryforwards
2017	$255,963

Capital loss carryforwards of $35,725 were utilized by the Fund during the year ended August 31, 2011.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA Advisors, LLC ("BofA"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. BofA receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and the other registered money market funds advised by BofA, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

BofA has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2011. There is no guarantee that this expense limitation will continue after December 31, 2011.

For the year ended August 31, 2011, the Fund's effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

BofA provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and the other registered money market funds advised by BofA, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

36

BofA Municipal Reserves, August 31, 2011

Additionally, BofA has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. BofA pays State Street a fee for all services received under this agreement.

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street and BofA pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and BofA pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a transfer agency agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the year ended August 31, 2011, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of BOA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Liquidity Class, Investor Class and Daily Class shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class, Investor Class and Daily Class shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class shares	0.15%*	0.25%**
Investor Class shares	0.10%	0.10%
Daily Class shares	0.35%	0.35%
Servicing Plans:
Liquidity Class shares	0.15%*	0.25%**
Adviser Class shares	0.25%	0.25%
Investor Class shares	0.25%	0.25%
Daily Class shares	0.25%	0.25%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2011 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2011.

**  To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the combined total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Trust Class and Institutional Class shares of the Fund. Under the

37

BofA Municipal Reserves, August 31, 2011

Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Trust Class shares	0.10%	0.10%
Institutional Class shares	0.04%	0.04%

Fee Waivers and Expense Reimbursements

BofA and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2011, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2011.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, BofA has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or BofA at any time.

BofA is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three-year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time the expenses to be recovered were incurred.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

At August 31, 2011, the amounts potentially recoverable by BofA pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the year
2014	2013	2012	recovery	ended 8/31/11
$3,128,637	$4,775,827	$4,190,592	$12,095,056	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of BofA or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. The Trust's eligible Trustees may participate in a

38

BofA Municipal Reserves, August 31, 2011

non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of BofA Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes Trustees' fees deferred during the current period as well as any gains or losses on the Trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities.

On February 28, 2011, the Board voted to terminate the deferred compensation plans, with a distribution of balances owed to be paid out of Fund assets at a later date.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the year ended August 31, 2011, these custody credits reduced total expenses by $586 for the Fund.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the year ended August 31, 2011, the Fund did not borrow under this arrangement.

Note 7. Shareholder Concentration

As of August 31, 2011, the Fund had three shareholder accounts that held 91.4% of the shares outstanding over which BOA and/or any of its affiliates did not have investment discretion.

As of August 31, 2011, no other shareholders owned more than 5% of the outstanding shares of the Fund.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

Legal Proceedings

BofA Advisors, LLC and BofA Distributors, Inc. (collectively, the BofA Group) are subject to a settlement agreement with the New York Attorney General (NYAG) (the NYAG Settlement) and a settlement order with the SEC (the SEC Order) on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the BofA Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires BofA Advisors, LLC and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

39

BofA Municipal Reserves, August 31, 2011

Note 9. Subsequent Event

On April 25, 2011, the Board approved a plan to modify certain BofA Funds' share class offerings through a variety of terminations, conversions, additions, re-openings and re-namings. These modifications resulted in the following change to the Fund's share class offerings, effective after the close of business on September 30, 2011:

•  Class Z shares were converted to Institutional Capital shares, a new class of shares of the Fund.

40

Report of Independent Registered Public Accounting Firm

To the Trustees of BofA Funds Series Trust and Shareholders of BofA Municipal Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BofA Municipal Reserves (a series of BofA Funds Series Trust) at August 31, 2011, the results of its operations, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 21, 2011

41

Federal Income Tax Information (Unaudited) – BofA Municipal Reserves

For the fiscal year ended August 31, 2011, 100.00% of the distributions from net investment income of the Fund qualifies as exempt interest dividends for federal income tax purposes. A portion of the income may be subject to federal alternative minimum tax.

The Fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

42

Shareholder Meeting Results (Unaudited) – BofA Municipal Reserves

At a Joint Special Meeting of Shareholders held on June 14, 2011, shareholders of the Fund considered the proposal described below.

Proposal 1: Shareholders of BofA Funds Series Trust elected each of the nominees to serve on the Board of Trustees of BofA Funds Series Trust, each to hold office for an indefinite term, as follows:

Trustee	Votes For	Vote Withheld	Abstentions	Broker Non-Votes
Harrison M. Bains	35,268,401,836.97	1,018,853,621.15	76,329.00	0
Paul Glasserman	35,269,218,184.98	1,018,037,273.14	76,329.00	0
George J. Gorman	35,269,443,299.57	1,017,812,158.55	76,329.00	0
William A. Hawkins	35,260,759,691.42	1,026,495,766.70	76,329.00	0
R. Glenn Hilliard	35,267,344,715.95	1,019,910,742.17	76,329.00	0
William J. Kelly	35,269,788,358.07	1,017,467,100.05	76,329.00	0
Debra J. Perry	35,268,344,824.87	1,018,910,633.25	76,329.00	0

43

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the BofA Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the BofA Funds Series Trust.

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee/Director, Other Directorships Held
Harrison M. Bains (Born 1943)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Retired. Oversees 11 Funds. MGI Funds (7 funds); BG Medicine, Inc. (life sciences)

Paul Glasserman (Born 1962)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Jack R. Anderson Professor of Business—Columbia Business School, since 2000 (Senior Vice Dean, 2004-2008; Professor, 1995-2000); Visiting Scholar—Federal Reserve Bank of New York, from 2008 to 2010; Independent consultant to financial firms since 1995. Oversees 11 Funds. IQ Closed End-Funds (10 funds) (2004-2010).

George J. Gorman (Born 1952)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Senior Partner, Asset Management—Ernst & Young LLP, from 1988 to 2009. Oversees 11 Funds. Ashmore Funds (5 funds).

William A. Hawkins (Born 1942)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]	Managing Director—Overton Partners (financial consulting), August 2010 to present; Persident and Chief Executive Officer—California General Bank, N.A., from January 2008 through August 2010; oversees 11 Funds. Columbia Funds (146 funds).

R. Glenn Hilliard (Born 1943)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]	Chairman and Chief Executive Officer—Hilliard Group LLC (investing consultant), from 2003 through current; Non-Executive Director & Chairman—CNO Financial Group, Inc. (formerly Conseco, Inc.) (insurance), September 2003-May 2011; oversees 11 Funds. Columbia Funds (146 funds).

William J. Kelly (Born 1960)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Chief Executive Officer—Robeco Investment Management, from 2005 to 2008 (previously Chief Financial Officer, 2004-2005); oversees 11 Funds.

44

Fund Governance (continued)

Independent Trustees (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee/Director, Other Directorships Held
Debra Perry (Born 1951)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Managing Member—Perry Consulting LLC, since March 2008; Consultant—MBIA, since March 2008; oversees 11 Funds. Korn/Ferry International (recruiting). CNO Financial Group, Inc. (insurance) (2002-2011).

1  Includes service as trustees of Columbia Funds Series Trust, the predecessor trust.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 888-331-0904.

Officers

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Michael J. Pelzar (Born 1968)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 President (since 2010)	President, BofA Global Capital Management Group, LLC since May 2010; Managing Director and Head of Product Management, Columbia Management Advisors, LLC from 2007 to 2010; Head of Business Development and Mergers and Acquisitions for Global Wealth & Investment Management, Bank of America from 2006 to 2007; Managing Director and Partner, Kaufman & Company, LLC (bank) from 1998 to 2006.

Jeffrey R. Coleman (Born 1969)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Chief Financial Officer, Chief Accounting Officer (since 2010) and Treasurer (since 2009)	Managing Director of Fund Administration of the Advisor since May 2010; Director of Fund Administration of the Advisor since January 2006; Fund Controller from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August 2000 to September 2004.

Peter T. Fariel (Born 1957)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Secretary and Chief Legal Officer (since 2010)	Associate General Counsel, Bank of America since April 2005; Partner, Goodwin Procter LLP (law firm) prior to April 2005.

45

Fund Governance (continued)

Officers (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
James R. Bordewick (Born 1959)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President and Chief Compliance Officer (since 2010)	Chief Compliance Officer of the Advisor and Managing Director, Bank of America, since May 2010; Associate General Counsel, Bank of America from April 2005 to May 2010; Chief Legal Officer, Secretary and Senior Vice President, Columbia Funds, April 2005 to April 2010; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April 2005.

Barry S. Vallan (Born 1969)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Deputy Treasurer (since 2010) and Controller (since 2006)	Director of Fund Administration of the Advisor since May 2010; Vice President—Fund Treasury since October 2004; Vice President—Trustee Reporting from April 2002 to October 2004.

Thomas Loeffler (Born 1959)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)	Chief Operating Officer, BofA Global Capital Management Group, LLC since May 2010; Chief Operating Officer, Fixed-Income and Liquidity Strategies, Columbia Management Advisors, LLC from 2004 to 2010.

Robert Fitzpatrick (Born 1971)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Secretary (since 2010)	Assistant General Counsel, Bank of America since May 2010; Assistant General Counsel, Columbia Management Advisors, LLC from 2004 to 2010; Legal Advisor, FleetBoston Financial Corporation from 2000 to 2004.

Patrick Campbell (Born 1957)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)	Director of Transfer Agency Oversight, BofA Global Capital Management Group, LLC since May 2010; Vice President of Transfer Agency Oversight and Business Intelligence/Data at Oppenheimer Funds, April 2004 through January 2009.

46

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Municipal Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended August 31 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC, and a part of BofA Global Capital Management and an affiliate of Bank of America Corporation. BofA Global Capital Management is an investment division of Bank of America Corporation. BofA entities furnish investment management services and products for institutional and individual investors. BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

49

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

BofA Municipal Reserves

Annual Report, August 31, 2011

© 2011 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 www.bofacapital.com

SHC-42/166004-0811 (10/11) 11/A1Y0D5

BofATM Funds

Annual Report

August 31, 2011

BofA New York Tax-Exempt Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	7

Statement of Operations	9

Statement of Changes in Net Assets	10

Financial Highlights	12

Notes to Financial Statements	18

Report of Independent Registered Public Accounting Firm	25

Federal Income Tax Information	26

Shareholder Meeting Results	27

Fund Governance	28

Important Information About This Report	33

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA New York Tax-Exempt Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

03/01/11 – 08/31/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,000.70	1,024.20	1.01	1.02	0.20
Trust Class Shares	1,000.00	1,000.00	1,000.20	1,023.74	1.46	1.48	0.29
Class A Shares	1,000.00	1,000.00	1,000.00	1,023.54	1.66	1.68	0.33
Institutional Class Shares	1,000.00	1,000.00	1,000.50	1,024.05	1.16	1.17	0.23
Retail A Shares	1,000.00	1,000.00	1,000.30	1,023.74	1.46	1.48	0.29
G-Trust Shares	1,000.00	1,000.00	1,000.70	1,024.20	1.01	1.02	0.20

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – BofA New York Tax-Exempt Reserves

August 31, 2011

Municipal Bonds – 89.4%
	Par ($)	Value ($)
New York – 87.2%
NY Albany Industrial Development Agency
Albany Medical Center Hospital, Series 2006 A, LOC: RBS Citizens N.A. 0.330% 05/01/35 (09/01/11) (a)(b)	4,655,000	4,655,000
Teresian House Nursing Home, Series 2007 A, LOC: RBS Citizens N.A. 0.270% 07/01/16 (09/01/11) (a)(b)	1,770,000	1,770,000
NY Ausable Valley Central School District
New York State Aid Intercept Program, Series 2010: 1.750% 10/28/11	8,000,000	8,009,270
2.000% 10/28/11	375,000	375,580
NY Bank of New York Municipal Certificates Trust
Series 2007, LOC: Bank of New York 0.250% 02/15/36 (11/15/11) (a)(b)	17,150,000	17,150,000
NY Cheektowaga Central School District
New York State Aid Intercept Program, Series 2010, 1.750% 12/21/11	7,185,000	7,206,894
NY Clarence Central School District
New York State Aid Intercept Program, Series 2011, 1.000% 07/19/12	1,502,500	1,507,085
NY Clifton Park Industrial Development Agency
Community School of Naples, Inc., Series 2006, LIQ FAC: FHLMC 0.270% 05/01/31 (09/01/11) (a)(b)	4,010,000	4,010,000
NY Dormitory Authority
Catholic Health System:
Series 2006 C, LOC: HSBC Bank USA N.A. 0.240% 07/01/22 (09/01/11) (a)(b)	4,700,000	4,700,000
Series 2008, LOC: HSBC Bank USA N.A. 0.240% 07/01/34 (09/01/11) (a)(b)	7,525,000	7,525,000

	Par ($)	Value ($)
Cornell University, Series 2011, LIQ FAC: Citibank N.A. 0.210% 01/01/32 (09/01/11) (a)(b)(c)	2,080,000	2,080,000
Culinary Institute of America, Series 2004 C, LOC: TD Bank N.A. 0.170% 07/01/33 (09/01/11) (a)(b)	2,900,000	2,900,000
Le Moyne College, Series 2009, LOC: TD Bank N.A. 0.170% 01/01/39 (09/01/11) (a)(b)	3,870,000	3,870,000
Oxford University Press, Inc., Series 1993, LOC: Landesbank Hessen-Thüringen 0.130% 07/01/23 (09/01/11) (a)(b)	7,695,000	7,695,000
Pratt Institute, Series 2009 B, LOC: TD Bank N.A. 0.180% 07/01/34 (09/01/11) (a)(b)	9,255,000	9,255,000
NY Dutchess County Industrial Development Agency
Marist College, Series 2005 A, LOC: JPMorgan Chase Bank 0.180% 07/01/35 (09/01/11) (a)(b)	7,920,000	7,920,000
Trinity-Pawling School Corp., Series 2002, LOC: PNC Bank N.A. 0.210% 10/01/32 (09/01/11) (a)(b)	2,755,000	2,755,000
NY Eclipse Funding Trust
Metropolitan Transportation Authority, Series 2006, LOC: U.S. Bank N.A. 0.200% 11/15/13 (09/01/11) (a)(b)	2,500,000	2,500,000
NY Energy Research & Development Authority
Consolidated Edison Co., Series 2005 A1, LOC: Mizuho Corporate Bank 0.140% 05/01/39 (09/07/11) (a)(b)	5,000,000	5,000,000

See Accompanying Notes to Financial Statements.

2

BofA New York Tax-Exempt Reserves

August 31, 2011

Municipal Bonds (continued)
	Par ($)	Value ($)
NY Honeoye Falls-Lima Central School District
New York State Aid Intercept Program, Series 2010, 1.500% 09/29/11	3,900,000	3,902,286
NY Housing Finance Agency
42/43 Realty LLC:
Series 2001 A, AMT, LOC: Landesbank Hessen-Thüringen 0.400% 11/01/34 (09/07/11) (a)(b)	3,500,000	3,500,000
Series 2002 A, AMT, LOC: Landesbank Hessen-Thüringen 0.370% 11/01/34 (09/07/11) (a)(b)	2,000,000	2,000,000
Midtown West B LLC:
Series 2008 A, AMT, LOC: Landesbank Hessen-Thüringen 0.350% 05/01/42 (09/07/11) (a)(b)	6,000,000	6,000,000
Series 2009 B, LOC: Landesbank Hessen-Thüringen 0.320% 05/01/42 (09/07/11) (a)(b)	500,000	500,000
NY Liberty Development Corp.
3 World Trade Center LLC, Series 2010 A2, LOC: JPMorgan Chase Bank 0.200% 12/01/50 (09/01/11) (a)(b)	1,490,000	1,490,000
Series 2006 41TP, LOC: Wells Fargo Bank N.A., LIQ FAC: Wells Fargo Bank N.A. 0.210% 10/01/35 (09/01/11) (a)(b)	4,050,000	4,050,000
World Trade Center:
Series 2009 A1, Escrowed in U.S. Treasuries, 0.350% 12/01/49 (02/01/12) (b)(d)	5,000,000	5,000,000
Series 2009 A2, 0.350% 12/01/49 (02/01/12) (b)(d)	5,000,000	5,000,000
NY Livingston County Industrial Development Agency
Red Jacket/Nicholas, Series 2007 A, LOC: HSBC Bank USA N.A. 0.240% 07/01/19 (09/01/11) (a)(b)	1,862,000	1,862,000

	Par ($)	Value ($)
NY Long Island Power Authority
Series 1998 A, 5.500% 12/01/11	1,730,000	1,752,324
NY Metropolitan Transportation Authority
Series 2008 A2, LOC: Bank of Tokyo-Mitsubishi UFJ 0.170% 11/01/31 (09/01/11) (a)(b)	10,000,000	10,000,000
Series 2008 D2, LOC: Landesbank Hessen-Thüringen 0.230% 11/01/35 (09/01/11) (a)(b)	2,000,000	2,000,000
Series 2008, LIQ FAC: JPMorgan Chase Bank 0.310% 11/15/11 (09/01/11) (a)(b)	3,260,000	3,260,000
NY Monroe County Industrial Development Agency
Association for the Blind, Series 2008, LOC: JPMorgan Chase Bank 0.200% 02/01/38 (09/01/11) (a)(b)	1,800,000	1,800,000
Lagrange Associates, Series 1996 A, AMT, LOC: M&T Bank 0.520% 12/01/16 (09/01/11) (a)(b)	855,000	855,000
St. Ann's Home for the Aged, Series 2000, LOC: HSBC Bank USA N.A. 0.210% 07/01/30 (09/07/11) (a)(b)	9,125,000	9,125,000
NY Moriah Central School District
New York State Aid Intercept Program, Series 2010, 1.750% 09/23/11	9,005,000	9,008,485
NY New York City Housing Development Corp.
3463 Third Ave Realty LLC, Series 2005 VA, AMT, LOC: Citibank N.A. 0.180% 07/01/37 (09/07/11) (a)(b)	3,025,000	3,025,000
RBNB 20 Owner LLC, Series 2006 A, LOC: Landesbank Hessen-Thüringen 0.370% 06/01/39 (09/07/11) (a)(b)	550,000	550,000

See Accompanying Notes to Financial Statements.

3

BofA New York Tax-Exempt Reserves

August 31, 2011

Municipal Bonds (continued)
	Par ($)	Value ($)
RBNB Wall Street Owner, Series 2005 A, LOC: Landesbank Hessen-Thüringen 0.370% 12/01/36 (09/07/11) (a)(b)	6,100,000	6,100,000
Upper East Lease Associates, Series 2003 A, AMT, LOC: Landesbank Baden-Württemberg 0.450% 12/01/36 (09/07/11) (a)(b)	8,700,000	8,700,000
NY New York City Industrial Development Agency
Convent Sacred Heart School, Series 2002, LOC: FHLB 0.150% 11/01/32 (09/01/11) (a)(b)	5,925,000	5,925,000
FC Hanson Office Associates, Series 2004, LOC: Lloyds TSB Bank PLC 0.170% 12/01/39 (09/01/11) (a)(b)	9,295,000	9,295,000
Grace Church School, Series 2006, LOC: M&T Bank 0.270% 06/01/36 (09/01/11) (a)(b)	5,705,000	5,705,000
Jamaica First Parking LLC, Series 2004, LOC: JPMorgan Chase Bank 0.180% 03/01/34 (09/01/11) (a)(b)	2,725,000	2,725,000
The Hewitt School, Series 2002, LOC: TD Bank N.A. 0.240% 12/01/34 (09/01/11) (a)(b)	3,825,000	3,825,000
NY New York City Municipal Water Finance Authority
Series 2007 BB-3, SPA: BNP Paribas 0.190% 06/15/34 (09/01/11) (a)(b)	2,400,000	2,400,000
Series 2009, LIQ FAC: Morgan Stanley Bank 0.210% 06/15/40 (09/01/11) (a)(b)(c)	14,740,000	14,740,000
Series 2011, LIQ FAC: Citibank N.A. 0.210% 06/15/18 (09/01/11) (a)(b)(c)	2,000,000	2,000,000

	Par ($)	Value ($)
NY New York City Transitional Finance Authority
Series 2002 3-H, SPA: Royal Bank of Canada 0.060% 11/01/22 (09/01/11) (a)(b)	4,895,000	4,895,000
Series 2002 C2, SPA: Landesbank Hessen-Thüringen 0.160% 08/01/31 (09/01/11) (a)(b)	2,140,000	2,140,000
NY New York City Trust for Cultural Resources
The Asia Society, Series 2000, LOC: JPMorgan Chase Bank 0.180% 04/01/30 (09/01/11) (a)(b)	1,385,000	1,385,000
NY New York City
Series 1993 E4, LOC: BNP Paribas 0.190% 08/01/22 (09/01/11) (a)(b)	2,000,000	2,000,000
Series 2002 C-4, LOC: Bank of Tokyo-Mitsubishi UFJ 0.190% 08/01/20 (09/01/11) (a)(b)	7,000,000	7,000,000
Series 2005 F-3, LOC: Sumitomo Mitsui Banking 0.210% 09/01/35 (09/01/11) (a)(b)	1,700,000	1,700,000
Series 2008 J-6, LOC: Landesbank Hessen-Thüringen 0.250% 08/01/24 (09/01/11) (a)(b)	3,575,000	3,575,000
Series 2008 J-8, LOC: Landesbank Baden-Württemberg 0.240% 08/01/21 (09/01/11) (a)(b)	1,000,000	1,000,000
NY Oneida County Industrial Development Agency
Champion Home Builders Co., Series 1999, AMT, LOC: Wells Fargo Bank N.A. 0.250% 06/01/29 (09/01/11) (a)(b)	6,820,000	6,820,000
NY Oyster Bay
Series 2011, 2.500% 03/09/12	13,500,000	13,645,198

See Accompanying Notes to Financial Statements.

4

BofA New York Tax-Exempt Reserves

August 31, 2011

Municipal Bonds (continued)
	Par ($)	Value ($)
NY Reset Optional Certificates Trust II-R
Port Authority, Series 2006, LIQ FAC: Citibank N.A. 0.210% 10/01/14 (09/01/11) (a)(b)	1,890,000	1,890,000
NY Riverhead Industrial Development Agency
Peconic Bay Medical Center, Series 2006 A, LOC: HSBC Bank USA N.A. 0.240% 07/01/31 (09/01/11) (a)(b)	7,260,000	7,260,000
NY Schenectady School District
New York State Aid Intercept Program, Series 2011, 1.750% 07/06/12	11,896,200	12,000,838
NY Suffolk County
Series 2010, 1.250% 10/28/11	8,999,970	9,007,656
NY Syracuse Industrial Development Agency
Crouse Health Hospital, Series 2007 B, LOC: HSBC Bank USA N.A. 0.230% 01/01/23 (09/07/11) (a)(b)	2,930,000	2,930,000
NY Thruway Authority
Series 2011 A, 2.000% 07/12/12	9,200,000	9,330,145
NY Triborough Bridge & Tunnel Authority
Series 2005 B-4, SPA: Landesbank Baden-Württemberg 0.300% 01/01/32 (09/01/11) (a)(b)	2,000,000	2,000,000
Series 2007, SPA: JPMorgan Chase Bank 0.180% 01/01/19 (09/07/11) (a)(b)	11,000,000	11,000,000
NY Watertown Enlarged City School District
New York State Aid Intercept Program, Series 2011, 1.000% 09/16/11	8,000,000	8,002,094

	Par ($)	Value ($)
NY Westchester County Industrial Development Agency
Westchester Jewish Community, Series 1998, LOC: JPMorgan Chase Bank 0.200% 10/01/28 (09/01/11) (a)(b)	765,000	765,000
New York Total		345,324,855
Puerto Rico – 2.2%
PR Commonwealth of Puerto Rico BB&T Municipal Trust
Series 2007, LOC: Branch Banking & Trust 0.230% 01/01/28 (09/01/11) (a)(b)	8,615,000	8,615,000
Puerto Rico Total		8,615,000
Total Municipal Bonds (cost of $353,939,855)		353,939,855
Closed-End Investment Companies – 10.4%
New York – 10.4%
NY Nuveen Performance Plus Fund, Inc.
Series 2010, AMT, LIQ FAC: Deutsche Bank AG 0.370% 03/01/40 (09/01/11) (a)(b)(c)	14,500,000	14,500,000
NY Nuveen Quality Income Municipal Fund, Inc.
Series 2010, AMT, LIQ FAC: Citibank N.A. 0.360% 12/01/40 (09/01/11) (a)(b)(c)	10,000,000	10,000,000
NY Nuveen Select Quality Municipal Fund, Inc.
Series 2010, AMT, LIQ FAC: Citibank N.A. 0.360% 08/01/40 (09/01/11) (a)(b)(c)	16,800,000	16,800,000
New York Total		41,300,000
Total Closed-End Investment Companies (cost of $41,300,000)		41,300,000
Total Investments – 99.8% (cost of $395,239,855) (e)		395,239,855
Other Assets & Liabilities, Net – 0.2%		670,639
Net Assets – 100.0%		395,910,494

See Accompanying Notes to Financial Statements.

5

BofA New York Tax-Exempt Reserves

August 31, 2011

Notes to Investment Portfolio:

(a)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2011.

(b)  Parenthetical date represents the effective maturity date for the security.

(c)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2011, these securities, which are not illiquid, amounted to $60,120,000 or 15.2% of net assets for the Fund.

(d)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2011.

(e)  Cost for federal income tax purposes is $395,239,855.

The following table summarizes the inputs used, as of August 31, 2011, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$353,939,855	$—	$353,939,855
Total Closed-End Investment Companies	—	41,300,000	—	41,300,000
Total Investments	$—	$395,239,855	$—	$395,239,855

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the year ended August 31, 2011, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At August 31, 2011, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Municipal Bonds	89.4
Closed-End Investment Companies	10.4
99.8
Other Assets & Liabilities, Net	0.2
100.0

Acronym	Name
AMT	Alternative Minimum Tax

FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corp.

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

6

Statement of Assets and Liabilities – BofA New York Tax-Exempt Reserves
August 31, 2011

		($)
Assets	Investments, at amortized cost approximating value	395,239,855
	Cash	29,722
	Receivable for:
	Interest	842,001
	Expense reimbursement due from investment advisor	53,444
	Trustees' deferred compensation plan	488
	Prepaid expenses	12,334
	Total Assets	396,177,844
Liabilities	Payable for:
	Distributions	16,603
	Investment advisory fee	50,508
	Administration fee	5,227
	Pricing and bookkeeping fees	2,685
	Transfer agent fee	2,684
	Trustees' fees	23,701
	Audit fee	52,303
	Legal fee	47,979
	Custody fee	3,734
	Reports to shareholders	34,950
	Shareholder administration fees	24,803
	Chief compliance officer expenses	1,414
	Trustees' deferred compensation plan	488
	Other liabilities	271
	Total Liabilities	267,350
	Net Assets	395,910,494
Net Assets Consist of	Paid-in capital	395,641,363
	Undistributed net investment income	206,364
	Accumulated net realized gain	62,767
	Net Assets	395,910,494

See Accompanying Notes to Financial Statements.

7

Statement of Assets and Liabilities (continued) – BofA New York Tax-Exempt Reserves
August 31, 2011

Capital Class Shares	Net assets	$85,820,251
	Shares outstanding	85,753,979
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$294,168,880
	Shares outstanding	293,935,201
	Net asset value per share	$1.00
Class A Shares	Net assets	$364,632
	Shares outstanding	364,343
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$880,681
	Shares outstanding	879,984
	Net asset value per share	$1.00
Retail A Shares	Net assets	$31,079
	Shares outstanding	31,055
	Net asset value per share	$1.00
G-Trust Shares	Net assets	$14,644,971
	Shares outstanding	14,633,365
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

8

Statement of Operations – BofA New York Tax-Exempt Reserves
For the Year Ended August 31, 2011

		($)
Investment Income	Interest	1,567,529
Expenses	Investment advisory fee	691,595
	Administration fee	353,896
	Distribution fee:
	Class A Shares	1,113
	Daily Class Shares	18
	Service fee:
	Adviser Class Shares	30
	Class A Shares	2,782
	Daily Class Shares	13
	Retail A Shares	40
	Shareholder administration fee:
	Trust Class Shares	337,298
	Class A Shares	1,113
	Institutional Class Shares	3,939
	Transfer agent fee	29,614
	Pricing and bookkeeping fees	129,532
	Trustees' fees	31,547
	Custody fee	13,066
	Legal fees	190,517
	Chief compliance officer expenses	8,628
	Other expenses	145,657
	Total Expenses	1,940,398
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(671,629)
	Fees waived by distributor:
	Trust Class Shares	(23,498)
	Adviser Class Shares	(15)
	Class A Shares	(3,823)
	Daily Class Shares	(21)
	Institutional Class Shares	(272)
	Retail A Shares	(3)
	Expense reductions	(246)
	Net Expenses	1,240,891
	Net Investment Income	326,638
	Net realized gain on investments	62,767
	Net Increase Resulting from Operations	389,405

See Accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets – BofA New York Tax-Exempt Reserves

Increase (Decrease) in Net Assets		Year Ended August 31, 2011 ($)	Year Ended August 31, 2010 ($)
Operations	Net investment income	326,638	376,561
	Net realized gain on investments	62,767	17,233
	Net increase resulting from operations	389,405	393,794
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(142,516)	(165,239)
	Trust Class Shares	(158,996)	(133,366)
	Institutional Class Shares	(8,575)	(62,540)
	Retail A Shares	(23)	(16)
	G-Trust Shares	(16,326)	(15,602)
	Total distributions to shareholders	(326,436)	(376,763)
	Net Capital Stock Transactions	(246,813,088)	(315,634,513)
	Total decrease in net assets	(246,750,119)	(315,617,482)
Net Assets	Beginning of period	642,660,613	958,278,095
	End of period	395,910,494	642,660,613
	Undistributed net investment income at end of period	206,364	205,503

See Accompanying Notes to Financial Statements.

10

Statement of Changes in Net Assets – BofA New York Tax-Exempt Reserves

	Capital Stock Activity
	Year Ended August 31,
	2011		2010
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares
Subscriptions	217,591,038	217,591,038	285,306,048	285,306,048
Distributions reinvested	4,329	4,329	21,831	21,831
Redemptions	(254,935,201)	(254,935,201)	(295,881,364)	(295,881,364)
Net decrease	(37,339,834)	(37,339,834)	(10,553,485)	(10,553,485)
Trust Class Shares
Subscriptions	613,003,970	613,003,970	685,638,818	685,638,818
Distributions reinvested	6,914	6,914	8,848	8,849
Redemptions	(710,396,062)	(710,396,062)	(939,367,112)	(939,367,112)
Net decrease	(97,385,178)	(97,385,178)	(253,719,446)	(253,719,445)
Adviser Class Shares (a)
Subscriptions	334,508	334,508	792,012	792,011
Redemptions	(663,770)	(663,770)	(5,280,987)	(5,280,987)
Net decrease	(329,262)	(329,262)	(4,488,975)	(4,488,976)
Class A Shares
Subscriptions	3,460,412	3,460,412	66,757,097	66,757,097
Redemptions	(24,139,856)	(24,139,856)	(80,399,362)	(80,399,361)
Net decrease	(20,679,444)	(20,679,444)	(13,642,265)	(13,642,264)
Daily Class Shares (b)
Redemptions	(10,493)	(10,493)	—	—
Net decrease	(10,493)	(10,493)	—	—
Institutional Class Shares
Subscriptions	50,999,904	50,999,904	142,898,299	142,898,299
Distributions reinvested	7,299	7,299	62,309	62,309
Redemptions	(145,184,422)	(145,184,422)	(167,262,481)	(167,262,481)
Net decrease	(94,177,219)	(94,177,219)	(24,301,873)	(24,301,873)
Retail A Shares
Distributions reinvested	23	23	16	16
Redemptions	(13,231)	(13,231)	(11,441)	(11,441)
Net decrease	(13,208)	(13,208)	(11,425)	(11,425)
G-Trust Shares
Subscriptions	22,403,429	22,403,429	11,474,064	11,474,064
Redemptions	(19,281,879)	(19,281,879)	(20,391,108)	(20,391,109)
Net increase (decrease)	3,121,550	3,121,550	(8,917,044)	(8,917,045)

(a)  On August 18, 2011, Adviser Class Shares were liquidated.

(b)  On August 18, 2011, Daily Class Shares were liquidated.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – BofA New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Capital Class Shares	2011 (a)	2010 (b)(c)	2009	2008		2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.001	0.0012	0.0104	0.0245		0.0346
Less Distributions to Shareholders:
From net investment income	(0.001)	(0.0012)	(0.0104)	(0.0245)		(0.0346)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (d)(e)	0.14%	0.12%	1.04%	2.48	%(f)	3.51%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (g)	0.20%	0.20%	0.24%	0.20%		0.20%
Waiver/Reimbursement	0.15%	0.09%	0.07%	0.08%		0.11%
Net investment income (g)	0.14%	0.11%	1.15%	2.18	%(f)	3.46%
Net assets, end of period (000s)	$85,820	$123,141	$133,680	$372,166		$62,595

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia New York Tax-Exempt Reserves was renamed BofA New York Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia New York Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia New York Tax-Exempt Reserves.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(g)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – BofA New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Trust Class Shares	2011 (a)	2010 (b)(c)	2009	2008		2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	— (d)	0.0003	0.0094	0.0235		0.0336
Less Distributions to Shareholders:
From net investment income	— (d)	(0.0003)	(0.0094)	(0.0235)		(0.0336)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (e)(f)	0.05%	0.03%	0.95%	2.38	%(g)	3.41%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.29%	0.29%	0.34%	0.30%		0.30%
Waiver/Reimbursement	0.16%	0.10%	0.07%	0.08%		0.11%
Net investment income (h)	0.05%	0.03%	0.93%	1.72	%(g)	3.36%
Net assets, end of period (000s)	$294,169	$391,472	$645,197	$730,700		$40,066

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia New York Tax-Exempt Reserves was renamed BofA New York Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia New York Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia New York Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – BofA New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Class A Shares	2011 (a)	2010 (b)(c)	2009	2008		2007 (d)
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	—	0.0065	0.0200		0.0301
Less Distributions to Shareholders:
From net investment income	—	—	(0.0065)	(0.0200)		(0.0301)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (e)(f)	0.00%	0.00%	0.65%	2.02	%(g)	3.05%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.31%	0.32%	0.65%	0.65%		0.65%
Waiver/Reimbursement	0.49%	0.42%	0.11%	0.08%		0.11%
Net investment income (h)	—	—	0.72%	1.82	%(g)	3.01%
Net assets, end of period (000s)	$365	$21,052	$34,694	$102,951		$43,867

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia New York Tax-Exempt Reserves was renamed BofA New York Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia New York Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia New York Tax-Exempt Reserves.

(d)  On May 30, 2007, Market Class shares were exchanged for Class A shares.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – BofA New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Class Shares	2011 (a)	2010 (b)(c)	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.001	0.0008	0.0100	0.0241	0.0342
Less Distributions to Shareholders:
From net investment income	(0.001)	(0.0008)	(0.0100)	(0.0241)	(0.0342)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (d)(e)	0.10%	0.08%	1.01%	2.44%	3.47%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.24%	0.24%	0.28%	0.24%	0.24%
Waiver/Reimbursement	0.15%	0.09%	0.07%	0.08%	0.11%
Net investment income (f)	0.09%	0.07%	1.03%	2.44%	3.42%
Net assets, end of period (000s)	$881	$95,095	$119,388	$181,320	$223,065

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia New York Tax-Exempt Reserves was renamed BofA New York Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia New York Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia New York Tax-Exempt Reserves.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – BofA New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Retail A Shares	2011 (a)	2010 (b)(c)	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.001	0.0003	0.0094	0.0236	0.0336
Less Distributions to Shareholders:
From net investment income	(0.001)	(0.0003)	(0.0094)	(0.0236)	(0.0336)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (d)(e)	0.06%	0.03%	0.95%	2.38%	3.41%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.29%	0.29%	0.34%	0.30%	0.30%
Waiver/Reimbursement	0.16%	0.10%	0.07%	0.08%	0.11%
Net investment income (f)	0.06%	0.03%	0.96%	2.36%	3.36%
Net assets, end of period (000s)	$31	$44	$56	$66	$64

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia New York Tax-Exempt Reserves was renamed BofA New York Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia New York Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia New York Tax-Exempt Reserves.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA New York Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
G-Trust Shares	2011 (a)	2010 (b)(c)	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.001	0.0012	0.0104	0.0245	0.0346
Less Distributions to Shareholders:
From net investment income	(0.001)	(0.0012)	(0.0104)	(0.0245)	(0.0346)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (d)(e)	0.14%	0.12%	1.05%	2.48%	3.51%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (f)	0.20%	0.20%	0.24%	0.20%	0.20%
Waiver/Reimbursement	0.15%	0.09%	0.07%	0.08%	0.11%
Net investment income (f)	0.14%	0.12%	1.08%	2.35%	3.45%
Net assets, end of period (000s)	$14,645	$11,516	$20,434	$26,560	$16,468

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia New York Tax-Exempt Reserves was renamed BofA New York Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia New York Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia New York Tax-Exempt Reserves.

(d)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(e)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(f)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

17

Notes to Financial Statements – BofA New York Tax-Exempt Reserves
August 31, 2011

Note 1. Organization

BofA New York Tax-Exempt Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a non-diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income exempt from federal income tax and New York individual income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers six classes of shares: Capital Class, Trust Class, Class A, Institutional Class, Retail A and G-Trust shares. Retail A and G-Trust shares are closed to new investors. Each class of shares is offered continuously at net asset value. On August 18, 2011, Adviser Class and Daily Class shares were liquidated.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Trust's Board of Trustees (the "Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

18

BofA New York Tax-Exempt Reserves, August 31, 2011

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax-exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended August 31, 2011, permanent book and tax basis differences resulting primarily from differing treatments for distributions were identified and

19

BofA New York Tax-Exempt Reserves, August 31, 2011

reclassified among the components of the Fund's net assets as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain	Paid-In Capital
$659	$—	$(659)

The tax character of distributions paid during the years ended August 31, 2011 and August 31, 2010 were as follows:

	August 31,
Distributions paid from:	2011	2010
Tax-Exempt Income	$309,109	$359,467
Ordinary Income*	17,327	17,296

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

As of August 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$222,967	$—	$62,767

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA Advisors, LLC ("BofA"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. BofA receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and the other registered money market funds advised by BofA, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

BofA has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2011. There is no guarantee that this expense limitation will continue after December 31, 2011.

For the year ended August 31, 2011, the Fund's effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

BofA provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and the other registered money market funds advised by BofA, at the following annual rates, less the fees payable by

20

BofA New York Tax-Exempt Reserves, August 31, 2011

the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, BofA has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. BofA pays State Street a fee for all services received under this agreement.

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street and BofA pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and BofA pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a transfer agency agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the year ended August 31, 2011, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of BofA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Daily Class and Class A shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Adviser Class, Daily Class, Class A and Retail A shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Daily Class shares	0.35%	0.35%
Class A shares	0.10%	0.10%
Servicing Plans:
Adviser Class shares	0.25%	0.25%
Daily Class shares	0.25%	0.25%
Class A shares	0.25%	0.25%
Retail A shares	0.10%	0.10%

21

BofA New York Tax-Exempt Reserves, August 31, 2011

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Class A, Trust Class and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Class A shares	0.10%	0.10%
Trust Class shares	0.10%	0.10%
Institutional Class shares	0.04%	0.04%

Fee Waivers and Expense Reimbursements

BofA and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2011 so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2011.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, BofA has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or BofA at any time.

BofA is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three-year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time the expenses to be recovered were incurred.

At August 31, 2011, the amounts potentially recoverable by BofA pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the year
2014	2013	2012	recovery	ended 08/31/2011
$671,629	$695,321	$826,799	$2,193,749	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of BofA or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan

22

BofA New York Tax-Exempt Reserves, August 31, 2011

participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of BofA Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes Trustees' fees deferred during the current period as well as any gains or losses on the Trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities.

On February 28, 2011, the Board voted to terminate the deferred compensation plans, with a distribution of balances owed to be paid out of Fund assets at a later date.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the year ended August 31, 2011, these custody credits reduced total expenses by $246 for the Fund.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the year ended August 31, 2011, the Fund did not borrow under this arrangement.

Note 7. Shareholder Concentration

As of August 31, 2011, the Fund had two shareholder accounts that held 100.0% of the shares outstanding over which BOA and/or any of its affiliates did not have investment discretion.

As of August 31, 2011, no other shareholders owned more than 5% of the outstanding shares of the Fund.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

Geographic Concentration Risk

The Fund had greater than 5% of its total net assets at August 31, 2011, invested in debt obligations issued by New York and its political subdivisions, agencies and public authorities. The Fund is more susceptible to economic and political factors adversely affecting issuers of this state's municipal securities than are municipal bond funds that are not concentrated to the same extent in these issuers.

Legal Proceedings

BofA Advisors, LLC and BofA Distributors, Inc. (collectively, the BofA Group) are subject to a settlement agreement with the New York Attorney General (NYAG) (the NYAG Settlement) and a settlement order with the SEC (the SEC Order) on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an

23

BofA New York Tax-Exempt Reserves, August 31, 2011

independent consultant to review the BofA Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires BofA Advisors, LLC and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Note 9. Subsequent Event

On April 25, 2011, the Board approved a plan to modify certain BofA Funds' share class offerings through a variety of terminations, conversions, additions, re-openings and re-namings. These modifications resulted in the following changes to the Fund's share class offerings, effective after the close of business on September 30, 2011:

•  Class A shares were converted to Investor Class shares, a new class of shares of the Fund; and

•  G-Trust and Retail A shares were converted to Capital Class shares.

24

Report of Independent Registered Public Accounting Firm

To the Trustees of BofA Funds Series Trust and Shareholders of BofA New York Tax-Exempt Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BofA New York Tax-Exempt Reserves (a series of BofA Funds Series Trust) (the "Fund") at August 31, 2011, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 21, 2011

25

Federal Income Tax Information (Unaudited) – BofA New York Tax-Exempt Reserves

The Fund hereby designates as a capital gain dividend with respect to the fiscal year ended August 31, 2011, $62,767 or if subsequently determined to be different, the net capital gain of such year.

For the fiscal year ended August 31, 2011, 99.97% of the distributions from net investment income of the Fund qualifies as exempt interest dividends for federal income tax purposes. A portion of the income may be subject to federal alternative minimum tax.

The Fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

26

Shareholder Meeting Results (Unaudited) – BofA New York Tax-Exempt Reserves

At a Joint Special Meeting of Shareholders held on June 14, 2011, shareholders of the Fund considered the proposal described below.

Proposal 1: Shareholders of BofA Funds Series Trust elected each of the nominees to serve on the Board of Trustees of BofA Funds Series Trust, each to hold office for an indefinite term, as follows:

Trustee	Votes For	Vote Withheld	Abstentions	Broker Non-Votes
Harrison M. Bains	35,268,401,836.97	1,018,853,621.15	76,329.00	0
Paul Glasserman	35,269,218,184.98	1,018,037,273.14	76,329.00	0
George J. Gorman	35,269,443,299.57	1,017,812,158.55	76,329.00	0
William A. Hawkins	35,260,759,691.42	1,026,495,766.70	76,329.00	0
R. Glenn Hilliard	35,267,344,715.95	1,019,910,742.17	76,329.00	0
William J. Kelly	35,269,788,358.07	1,017,467,100.05	76,329.00	0
Debra J. Perry	35,268,344,824.87	1,018,910,633.25	76,329.00	0

27

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the BofA Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the BofA Funds Series Trust.

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee/Director, Other Directorships Held
Harrison M. Bains (Born 1943)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Retired. Oversees 11 Funds. MGI Funds (7 funds); BG Medicine, Inc. (life sciences)

Paul Glasserman (Born 1962)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Jack R. Anderson Professor of Business—Columbia Business School, since 2000 (Senior Vice Dean, 2004-2008; Professor, 1995-2000); Visiting Scholar—Federal Reserve Bank of New York, from 2008 to 2010; Independent consultant to financial firms since 1995. Oversees 11 Funds. IQ Closed End-Funds (10 funds) (2004-2010).

George J. Gorman (Born 1952)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Senior Partner, Asset Management—Ernst & Young LLP, from 1988 to 2009. Oversees 11 Funds. Ashmore Funds (5 funds).

William A. Hawkins (Born 1942)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]	Managing Director—Overton Partners (financial consulting), August 2010 to present; Persident and Chief Executive Officer—California General Bank, N.A., from January 2008 through August 2010; oversees 11 Funds. Columbia Funds (146 funds).

R. Glenn Hilliard (Born 1943)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]	Chairman and Chief Executive Officer—Hilliard Group LLC (investing consultant), from 2003 through current; Non-Executive Director & Chairman—CNO Financial Group, Inc. (formerly Conseco, Inc.) (insurance), September 2003-May 2011; oversees 11 Funds. Columbia Funds (146 funds).

William J. Kelly (Born 1960)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Chief Executive Officer—Robeco Investment Management, from 2005 to 2008 (previously Chief Financial Officer, 2004-2005); oversees 11 Funds.

28

Fund Governance (continued)

Independent Trustees (continued)

Name, Address and Age, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee/Director, Other Directorships Held
Debra Perry (Born 1951)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Managing Member—Perry Consulting LLC, since March 2008; Consultant—MBIA, since March 2008; oversees 11 Funds. Korn/Ferry International (recruiting). CNO Financial Group, Inc. (insurance) (2002-2011).

1  Includes service as trustees of Columbia Funds Series Trust, the predecessor trust.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 888-331-0904.

Officers

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Michael J. Pelzar (Born 1968)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 President (since 2010)	President, BofA Global Capital Management Group, LLC since May 2010; Managing Director and Head of Product Management, Columbia Management Advisors, LLC from 2007 to 2010; Head of Business Development and Mergers and Acquisitions for Global Wealth & Investment Management, Bank of America from 2006 to 2007; Managing Director and Partner, Kaufman & Company, LLC (bank) from 1998 to 2006.

Jeffrey R. Coleman (Born 1969)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Chief Financial Officer, Chief Accounting Officer (since 2010) and Treasurer (since 2009)	Managing Director of Fund Administration of the Advisor since May 2010; Director of Fund Administration of the Advisor since January 2006; Fund Controller from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August 2000 to September 2004.

Peter T. Fariel (Born 1957)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Secretary and Chief Legal Officer (since 2010)	Associate General Counsel, Bank of America since April 2005; Partner, Goodwin Procter LLP (law firm) prior to April 2005.

29

Fund Governance (continued)

Officers (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
James R. Bordewick (Born 1959)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President and Chief Compliance Officer (since 2010)	Chief Compliance Officer of the Advisor and Managing Director, Bank of America, since May 2010; Associate General Counsel, Bank of America from April 2005 to May 2010; Chief Legal Officer, Secretary and Senior Vice President, Columbia Funds, April 2005 to April 2010; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April 2005.

Barry S. Vallan (Born 1969)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Deputy Treasurer (since 2010) and Controller (since 2006)	Director of Fund Administration of the Advisor since May 2010; Vice President—Fund Treasury since October 2004; Vice President—Trustee Reporting from April 2002 to October 2004.

Thomas Loeffler (Born 1959)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)	Chief Operating Officer, BofA Global Capital Management Group, LLC since May 2010; Chief Operating Officer, Fixed-Income and Liquidity Strategies, Columbia Management Advisors, LLC from 2004 to 2010.

Robert Fitzpatrick (Born 1971)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Secretary (since 2010)	Assistant General Counsel, Bank of America since May 2010; Assistant General Counsel, Columbia Management Advisors, LLC from 2004 to 2010; Legal Advisor, FleetBoston Financial Corporation from 2000 to 2004.

Patrick Campbell (Born 1957)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)	Director of Transfer Agency Oversight, BofA Global Capital Management Group, LLC since May 2010; Vice President of Transfer Agency Oversight and Business Intelligence/Data at Oppenheimer Funds, April 2004 through January 2009.

30

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 and additional reports will be sent to you. This report has been prepared for shareholders of the BofA New York Tax-Exempt Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended August 31 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC, and a part of BofA Global Capital Management and an affiliate of Bank of America Corporation. BofA Global Capital Management is an investment division of Bank of America Corporation. BofA entities furnish investment management services and products for institutional and individual investors. BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

33

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

BofA New York Tax-Exempt Reserves

Annual Report, August 31, 2011

© 2011 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 www.bofacapital.com

SHC-42/166205-0811 (10/11) 11/E6P034

BofATM Funds

Annual Report

August 31, 2011

BofA Tax-Exempt Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	25

Statement of Operations	27

Statement of Changes in Net Assets	28

Financial Highlights	31

Notes to Financial Statements	41

Report of Independent Registered Public Accounting Firm	48

Federal Income Tax Information	49

Shareholder Meeting Results	50

Fund Governance	51

Important Information About This Report	57

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Tax-Exempt Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

03/01/11 – 08/31/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,000.40	1,024.25	0.96	0.97	0.19
Trust Class Shares	1,000.00	1,000.00	1,000.00	1,023.89	1.31	1.33	0.26
Liquidity Class Shares	1,000.00	1,000.00	1,000.00	1,023.79	1.41	1.43	0.28
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,023.84	1.36	1.38	0.27
Investor Class Shares	1,000.00	1,000.00	1,000.00	1,023.95	1.26	1.28	0.25
Daily Class Shares	1,000.00	1,000.00	1,000.00	1,023.84	1.36	1.38	0.27
Class A Shares	1,000.00	1,000.00	1,000.00	1,023.89	1.31	1.33	0.26
Institutional Class Shares	1,000.00	1,000.00	1,000.20	1,024.10	1.11	1.12	0.22
Retail A Shares	1,000.00	1,000.00	1,000.10	1,023.95	1.26	1.28	0.25
G-Trust Shares	1,000.00	1,000.00	1,000.40	1,024.25	0.96	0.97	0.19

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

Investment Portfolio – BofA Tax-Exempt Reserves

August 31, 2011

Municipal Bonds – 101.9%
	Par ($)	Value ($)
Alabama – 0.5%
AL Pell City Special Care Facilities
Noland Health Services, Inc., Series 2009 A, LOC: U.S. Bank N.A. 0.210% 12/01/39 (09/01/11) (a)(b)	12,350,000	12,350,000
AL Special Care Facilities Financing Authority
Altapointe Health Systems, Mental Health Center, Inc., Series 2001, LOC: Wells Fargo Bank N.A. 0.340% 07/01/21 (09/02/11) (a)(b)	2,150,000	2,150,000
AL Washington County Industrial Development Authority
Bay Gas Storage Co., Ltd., Series 2007, LOC: UBS AG 0.150% 08/01/37 (09/07/11) (a)(b)	9,165,000	9,165,000
Alabama Total		23,665,000
Arizona – 0.6%
AZ BB&T Municipal Trust
Banner Health System, Series 2007-2003, LOC: Branch Banking & Trust 0.220% 01/27/31 (09/01/11) (a)(b)	9,995,000	9,995,000
AZ Health Facilities Authority
Phoenix Childrens Hospital, Series 2007-008, GTY AGMT: BNP Paribas 0.360% 02/01/42 (09/01/11) (a)(b)	12,390,000	12,390,000
AZ Tempe Industrial Development Authority
Centers for Habilitation, Series 2001, LOC: Wells Fargo Bank N.A. 0.340% 12/01/21 (09/01/11) (a)(b)	1,900,000	1,900,000
AZ Yavapai County Industrial Development Authority
Skanon Investment, Inc., Series 2010 A, LOC: Citibank N.A. 0.240% 09/01/35 (09/01/11) (a)(b)	1,750,000	1,750,000

	Par ($)	Value ($)
AZ Yavapai County
Highway Construction Advancement Revenue, Series 2007, LOC: Landesbank Hessen-Thüringen 0.360% 07/01/18 (09/01/11) (a)(b)	1,835,000	1,835,000
Arizona Total		27,870,000
Arkansas – 0.3%
AR Fort Smith
Mitsubishi Power System of America, Series 2010, LOC: Bank Toyota-Mitsubishi UFJ 0.220% 10/01/40 (09/01/11) (a)(b)	8,000,000	8,000,000
AR Little Rock Metrocentre Improvement District No. 1
Wehco Media, Inc., LiitleRock Newspapers, Inc., Series 1985, LOC: Bank of New York 0.150% 12/01/25 (09/01/11) (a)(b)	6,300,000	6,300,000
Arkansas Total		14,300,000
California – 9.8%
CA Alameda-Contra Costa Schools Financing Authority
Capital Improvement Refinancing, Series 2010 N, LOC: City National Bank, LOC: FHLB 0.200% 08/01/30 (09/01/11) (a)(b)	7,040,000	7,040,000
CA Barclays Capital Municipal Trust Receipts
Series 2011-26U, LIQ FAC: Barclays Bank PLC 0.190% 11/22/11 (c)	16,000,000	16,000,000
CA Department of Water Resources
Series 2009-2991, LIQ FAC: Morgan Stanley Bank 0.210% 12/01/28 (09/01/11) (a)(b)(c)	9,150,000	9,150,000
CA East Bay Municipal Utility District
Series 2011, LIQ FAC: Citibank N.A. 0.210% 12/01/15 (09/01/11) (a)(b)(c)	3,000,000	3,000,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2011

Municipal Bonds (continued)
	Par ($)	Value ($)
CA Foothill-De Anza Community College District
Series 2007-1884, GTY AGMT: Wells Fargo & Co. 0.210% 08/01/31 (09/01/11) (a)(b)	18,710,000	18,710,000
CA Los Angeles County
Tax & Revenue Anticipation Notes: Series 2011 A, 2.500% 02/29/12	12,000,000	12,128,532
Series 2011 B, 2.500% 03/30/12	27,000,000	27,335,768
Series 2011 C, 2.500% 06/29/12	19,000,000	19,327,886
CA Los Angeles Unified School District
Tax & Revenue Anticipation Notes, Series 2011 A, 2.000% 08/01/12	30,150,000	30,628,461
CA Metropolitan Water District of Southern California
Series 2011 A-1, 0.230% 07/01/36 (09/01/11) (a)(d)	13,000,000	13,000,000
Series 2011 A-3, 0.230% 07/01/36 (09/01/11) (a)(d)	14,000,000	14,000,000
CA Orange County
0.140% 11/08/11	18,264,000	18,264,000
CA RBC Municipal Products, Inc. Trust
Series 2011 E-21, LOC: Royal Bank of Canada 0.250% 10/01/31 (09/01/11) (a)(b)(c)	35,000,000	35,000,000
Series 2011 E-24, LOC: Royal Bank of Canada 0.250% 07/01/31 (09/01/11) (a)(b)(c)	20,000,000	20,000,000
CA Roseville Electric System
Series 2008 A, LOC: Morgan Stanley Bank 0.170% 02/01/35 (09/07/11) (a)(b)	15,000,000	15,000,000
CA Sacramento County Sanitation Districts Financing Authority
Series 2008 A, LOC: Societe Generale 0.300% 12/01/35 (09/01/11) (a)(b)	10,000,000	10,000,000

	Par ($)	Value ($)
CA San Jose Redevelopment Agency Multi-Family Housing
Series 2010, GTY AGMT: Citibank N.A. 0.310% 09/01/12 (09/01/11) (a)(b)(c)	17,220,000	17,220,000
CA Statewide Communities Development Authority
Gas Supply Revenue, Series 2010, SPA: Royal Bank of Canada 0.200% 11/01/40 (09/01/11) (a)(b)	12,875,000	12,875,000
Kaiser Permanente: 0.270% 02/15/12	10,000,000	10,000,000
0.300% 03/19/12	30,600,000	30,600,000
0.300% 05/01/12	20,000,000	20,000,000
0.320% 03/09/12	18,000,000	18,000,000
0.390% 12/08/11	15,000,000	15,000,000
0.400% 12/08/11	7,300,000	7,300,000
Painted Turtle Gang Foundation, Series 2003, LOC: Wells Fargo Bank N.A. 0.120% 04/01/33 (09/01/11) (a)(b)	8,000,000	8,000,000
Tax & Revenue Anticipation Notes, Series 2011 A-5A, 2.000% 01/31/12 (e)	11,000,000	11,078,540
CA State
Series 2007 A, GTY AGMT: Societe Generale 0.810% 06/01/32 (09/01/11) (a)(b)	42,350,000	42,350,000
California Total		461,008,187
Colorado – 3.3%
CO Denver Urban Renewal Authority
Series 2008 A-1, LOC: U.S. Bank N.A. 0.210% 12/01/25 (09/01/11) (a)(b)	14,415,000	14,415,000
Series 2008 A-2, LOC: U.S. Bank N.A. 0.210% 12/01/25 (09/01/11) (a)(b)	19,170,000	19,170,000
CO East Cherry Creek Valley Water & Sanitation District
Series 2009 A, LOC: Wells Fargo Bank N.A. 0.190% 11/15/34 (09/01/11) (a)(b)	20,840,000	20,840,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2011

Municipal Bonds (continued)
	Par ($)	Value ($)
CO Educational & Cultural Facilities Authority
Daughters of Israel, Inc., National Jewish Federation, Series 2006 B4, LOC: TD Bank N.A. 0.140% 12/01/35 (09/01/11) (a)(b)	6,200,000	6,200,000
Jewish Day School Seattle, National Jewish Federation, Series 2007 C6, LOC: U.S. Bank N.A. 0.140% 06/30/36 (09/01/11) (a)(b)	3,455,000	3,455,000
JFMC Facilities Corp., National Jewish Federation, Series 2008 F1, LOC: Northern Trust Co. 0.140% 09/01/32 (09/01/11) (a)(b)	7,420,000	7,420,000
Naropa University, Series 1999, LOC: Wells Fargo Bank N.A. 0.290% 11/01/24 (09/01/11) (a)(b)	2,715,000	2,715,000
National Jewish Federation, Series 2007 C-4, LOC: U.S. Bank N.A. 0.140% 06/01/37 (09/01/11) (a)(b)	4,200,000	4,200,000
Oaks Christian School, Series 2006, LOC: U.S. Bank N.A. 0.150% 05/01/33 (09/01/11) (a)(b)	10,100,000	10,100,000
CO Health Facilities Authority
Catholic Health Initiatives: Series 2004 B-6, SPA: Landesbank Hessen-Thüringen 0.280% 03/01/44 (09/07/11) (a)(b)	5,300,000	5,300,000
Series 2004 B3, SPA: Landesbank Hessen-Thüringen 0.320% 03/01/23 (09/07/11) (a)(b)	12,250,000	12,250,000
Crossroads at Delta, Series 2004 A, LOC: U.S. Bank N.A. 0.190% 11/01/28 (09/01/11) (a)(b)	3,800,000	3,800,000

	Par ($)	Value ($)
CO Housing & Finance Authority
Series 2002 I-C4, SPA: FHLB 0.170% 10/01/32 (09/07/11) (a)(b)	12,135,000	12,135,000
CO Jefferson County
Rocky Mountain Butterfly Consortium, Series 1998, LOC: Wells Fargo Bank N.A. 0.290% 06/01/28 (09/01/11) (a)(b)	1,455,000	1,455,000
CO Kipling Ridge Metropolitan District
Series 2005, LOC: U.S. Bank N.A. 0.250% 12/01/23 (09/07/11) (a)(b)	12,285,000	12,285,000
CO Westminster Economic Development Authority
Mandalay Gardens, Series 2009, LOC: U.S. Bank N.A. 0.250% 12/01/28 (09/01/11) (a)(b)	3,600,000	3,600,000
CO Westminster Multi-Family Revenue
Series 2005, LIQ FAC: FHLMC 0.440% 06/01/12 (09/01/11) (a)(b)	13,970,000	13,970,000
Colorado Total		153,310,000
Connecticut – 2.6%
CT Bethel
Series 2011, 1.000% 04/25/12	5,100,000	5,123,728
CT Danbury
Series 2011, 1.000% 07/27/12	2,000,000	2,013,489
CT Derby
Series 2011, 1.000% 04/02/12 (e)	7,750,000	7,776,118
CT Health & Educational Facilities Authority
Yale University Eagle, Series 2005 A, LIQ FAC: Citibank N.A. 0.210% 07/01/35 (09/01/11) (a)(b)	7,625,000	7,625,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2011

Municipal Bonds (continued)
	Par ($)	Value ($)
CT Housing Finance Authority
Housing Mortgage Financing Program, Series 2010 G, 0.450% 11/15/41 (11/15/11) (a)(d)	9,885,000	9,885,000
Series 2009 A-2 SPA: JPMorgan Chase Bank 0.140% 05/15/39 (09/01/11) (a)(b)	55,670,000	55,670,000
CT New Milford
State Aid Withholding, Series 2011, 1.000% 04/25/12	14,340,000	14,411,197
CT Oxford
Series 2011, 1.500% 07/26/12	1,000,000	1,011,204
CT Regional School District No. 10
Series 2011, 1.000% 04/13/12	2,500,000	2,511,183
CT State
Series 2011, LIQ FAC: Citibank N.A. 0.210% 12/01/17 (09/01/11) (a)(b)(c)	995,000	995,000
CT Trumbull
State Aid Withholding, Series 2011, 1.000% 09/07/12 (e)	16,000,000	16,114,560
CT University of Connecticut
Series 2011, LIQ FAC: Citibank N.A. 0.210% 02/15/18 (09/01/11) (a)(b)(c)	1,605,000	1,605,000
Connecticut Total		124,741,479
Delaware – 1.4%
DE BB&T Municipal Trust
Series 2008-1007, LOC: Branch Banking & Trust 0.300% 04/10/22 (09/01/11) (a)(b)	34,310,000	34,310,000
Series 2008-1033, LOC: Branch Banking & Trust 0.300% 06/01/24 (09/01/11) (a)(b)	8,875,000	8,875,000

	Par ($)	Value ($)
DE New Castle County
CHF- Delaware LLC, University Courtyard Apartments, Series 2005, LOC: PNC Bank N.A. 0.180% 08/01/31 (09/01/11) (a)(b)	11,225,000	11,225,000
DE Puttable Floating Option Tax-Exempt Receipts
New Castle County DE Multi-Family Housing, Pike Creek Apartments, Series 2007, LIQ FAC: FHLMC 0.240% 12/01/30 (09/01/11) (a)(b)	11,220,000	11,220,000
Delaware Total		65,630,000
District of Columbia – 1.0%
DC District of Columbia
Series 2010 C, 0.390% 12/01/11 (09/01/11) (a)(d)	4,825,000	4,826,513
Series 2010 E, 0.240% 12/01/11 (09/01/11) (a)(d)	10,000,000	10,000,000
Tax & Revenue Anticipation Notes, Series 2010, 2.000% 09/30/11	30,000,000	30,038,459
Thurgood Marshall Center Trust, Series 2002, LOC: Branch Banking & Trust 0.240% 11/01/27 (09/01/11) (a)(b)	2,720,000	2,720,000
District of Columbia Total		47,584,972
Florida – 5.8%
FL BB&T Municipal Trust
Series 2008-1012, LOC: Branch Banking & Trust 0.300% 11/01/24 (09/01/11) (a)(b)	10,025,000	10,025,000
Series 2008-1017, LOC: Branch Banking & Trust 0.300% 03/01/23 (09/01/11) (a)(b)	11,700,000	11,700,000
Series 2008-1020, LOC: Branch Banking & Trust 0.300% 04/01/24 (09/01/11) (a)(b)	11,190,000	11,190,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2011

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2008-1030, LOC: Branch Banking & Trust 0.300% 07/18/24 (09/01/11) (a)(b)	16,995,000	16,995,000
FL Deutsche Bank Spears/Lifers Trust
Series 2008-579, GTY AGMT: Deutsche Bank AG 0.240% 10/01/24 (09/01/11) (a)(b)	1,050,000	1,050,000
University of North Florida, Series 2007-271, GTY AGMT: Deutsche Bank AG 0.210% 11/01/27 (09/01/11) (a)(b)	11,405,000	11,405,000
FL Eclipse Funding Trust
Fort Pierce Florida Redevelopment Agency, Series 2006, LOC: U.S. Bank N.A. 0.230% 05/01/31 (09/01/11) (a)(b)	3,885,000	3,885,000
Miami-Dade County Florida School Board, Series 2007, LOC: U.S. Bank N.A. 0.200% 05/01/32 (09/01/11) (a)(b)	4,590,000	4,590,000
FL Housing Finance Corp.
Ashley Lake Park Apartments, Series 2006, LIQ FAC: FHLMC 0.240% 10/01/32 (09/01/11) (a)(b)	16,325,000	16,325,000
FL Jacksonville Economic Development Commission
North Florida Shipyards, Inc., Series 2010, LOC: Branch Banking & Trust 0.210% 09/01/20 (09/01/11) (a)(b)	3,900,000	3,900,000
FL Jacksonville Industrial Development
Airport Hotel Project, Series 1993, LOC: Northern Trust Co. 0.180% 07/01/13 (09/07/11) (a)(b)	3,880,000	3,880,000
FL Kissimmee Utility Authority
Series 2000 B, LIQ FAC: JPMorgan Chase Bank 0.160% 10/05/11	30,270,000	30,270,000

	Par ($)	Value ($)
FL Miami-Dade County Educational Facilities Authority
Floaters, Series 2008-2710, GTY AGMT: Wells Fargo & Co. 0.230% 04/01/38 (09/01/11) (a)(b)	14,620,000	14,620,000
FL Miami-Dade County Industrial Development Authority
Dave & Mary Alper Jewish Community, Series 2002, LOC: Northern Trust Co. 0.180% 04/01/32 (09/07/11) (a)(b)	5,695,000	5,695,000
FL Palm Beach County
Zoological Society of Palm Beach, Series 2001, LOC: Northern Trust Co. 0.200% 05/01/31 (09/01/11) (a)(b)	6,600,000	6,600,000
FL Pinellas County Health Facilities Authority
Baycare Health Systems, Series 2009 A-2, LOC: Northern Trust Co. 0.210% 11/01/38 (09/01/11) (a)(b)	9,025,000	9,025,000
FL Puttable Floating Option Tax-Exempt Receipts
Palm Beach County Florida Housing, Lacosta Apartment Project, Series 2007, LIQ FAC: FHLMC 0.310% 11/01/25 (09/01/11) (a)(b)	17,995,000	17,995,000
FL Sarasota County
Sarasota Military Academy, Series 2008, LOC: Wells Fargo Bank N.A. 0.290% 02/01/34 (09/01/11) (a)(b)	2,825,000	2,825,000
FL Sunshine Governmental Financing Commission
LOC: JPMorgan Chase Bank: 0.200% 09/08/11	25,000,000	25,000,000
0.220% 12/08/11	12,420,000	12,420,000
0.230% 09/06/11	29,592,000	29,592,000
0.250% 11/04/11	25,000,000	25,000,000
Florida Total		273,987,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2011

Municipal Bonds (continued)
	Par ($)	Value ($)
Georgia – 3.7%
GA BB&T Municipal Trust
Main Street Natural Gas, Inc. Project, Series 2007, LOC: Branch Banking & Trust 0.230% 03/15/19 (09/01/11) (a)(b)	10,310,000	10,310,000
Series 2008, LOC: Branch Banking & Trust 0.300% 09/01/23 (09/01/11) (a)(b)	17,790,000	17,790,000
GA Clipper Tax-Exempt Certificate Trust
Georgia State, Series 2007, Pre-refunded in U.S. Treasuries, LIQ FAC: State Street Bank & Trust Co. 0.210% 03/01/18 (09/01/11) (a)(b)	9,995,000	9,995,000
GA Fulton County Development Authority
The Weber School, Series 2006, LOC: Branch Banking & Trust 0.210% 12/01/30 (09/01/11) (a)(b)	3,400,000	3,400,000
GA Main Street Natural Gas, Inc.
Series 2010 A, SPA: Royal Bank of Canada 0.210% 08/01/40 (09/01/11) (a)(b)	84,950,000	84,950,000
GA Monroe County Development Authority
Oglethorpe Power Corp., Series 2009 A, LOC: JPMorgan Chase Bank 0.160% 01/01/30 (09/07/11) (a)(b)	10,090,000	10,090,000
GA Municipal Electric Authority
Series 2008 A, LOC: Societe Generale 0.810% 01/01/20 (09/01/11) (a)(b)	14,605,000	14,605,000
GA Municipal Gas Authority
Gas Portfolio III: Series 2010 J, 2.000% 11/16/11	6,440,000	6,458,652
Series 2011 K, 2.000% 05/23/12	5,350,000	5,403,905

	Par ($)	Value ($)
GA State
Series 2006, LIQ FAC: Wells Fargo Bank N.A. 0.210% 10/01/26 (09/01/11) (a)(b)	6,205,000	6,205,000
GA Thomasville Hospital Authority
John D. Archbold Memorial Hospital, Series 2009 B, LOC: Branch Banking & Trust 0.210% 11/01/23 (09/01/11) (a)(b)	7,230,000	7,230,000
Georgia Total		176,437,557
Illinois – 7.5%
IL Chicago Board of Education
Series 2009 A2, LOC: Northern Trust Co. 0.210% 03/01/26 (09/01/11) (a)(b)	9,135,000	9,135,000
IL Chicago Heights
Chicago Heights Fitness, Series 2002 A, LOC: JPMorgan Chase Bank 0.300% 03/01/17 (09/01/11) (a)(b)	1,230,000	1,230,000
IL Chicago Tax Increment
Series 1997 A, LOC: Northern Trust Co. 0.210% 12/01/11 (09/07/11) (a)(b)	195,000	195,000
Series 1997 B, LOC: Northern Trust Co. 0.210% 12/01/14 (09/07/11) (a)(b)	245,000	245,000
IL Chicago
Series 2008 A, LOC: Societe Generale 0.900% 01/01/30 (09/01/11) (a)(b)	3,270,000	3,270,000
IL Cook County
PUTTERs, Series 2004-559, LIQ FAC: JPMorgan Chase Bank 0.230% 05/15/12 (09/01/11) (a)(b)	3,200,000	3,200,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2011

Municipal Bonds (continued)
	Par ($)	Value ($)
IL DeKalb Tax Increment Revenue
Series 2003, LOC: Northern Trust Co. 0.200% 01/01/13 (09/01/11) (a)(b)	655,000	655,000
IL Deutsche Bank Spears/Lifers Trust
Chicago Illinois - City Colleges, Series 2007-346, GTY AGMT: Deutsche Bank AG 0.210% 01/01/26 (09/01/11) (a)(b)	7,580,000	7,580,000
Chicago Illinois Board of Education: Series 2007-306, GTY AGMT: Deutsche Bank AG 0.210% 12/01/25 (09/01/11) (a)(b)	5,285,000	5,285,000
Series 2007-443, GTY AGMT: Deutsche Bank AG 0.240% 12/01/31 (09/01/11) (a)(b)	7,865,000	7,865,000
Kane Cook & Du Page Counties Illinois School District No. 46, Series 2007-425, GTY AGMT: Deutsche Bank AG 0.210% 01/01/23 (09/01/11) (a)(b)	11,525,000	11,525,000
McHenry County Illinois Community Unit School District No. 200 Woodstock, Series 2007-420, GTY AGMT: Deutsche Bank AG 0.210% 01/15/26 (09/01/11) (a)(b)	25,865,000	25,865,000
IL Development Finance Authority
American Academy of Dermatology, Series 2001, LOC: JPMorgan Chase Bank 0.200% 04/01/21 (09/01/11) (a)(b)	5,000,000	5,000,000
American College of Surgeons, Series 1996, LOC: Northern Trust Co. 0.200% 08/01/26 (09/02/11) (a)(b)	16,807,000	16,807,000
Little City Foundation, Series 1994, LOC: JPMorgan Chase Bank 0.190% 02/01/19 (09/07/11) (a)(b)	3,670,000	3,670,000

	Par ($)	Value ($)
IL Educational Facilities Authority
Adler Planetarium, Series 1997, LOC: PNC Bank N.A. 0.140% 04/01/31 (09/07/11) (a)(b)	6,000,000	6,000,000
Elmhurst College, Series 2003 C, LOC: Bank of Montreal 0.200% 03/01/33 (09/07/11) (a)(b)	7,500,000	7,500,000
Lake Forest Open Lands, Series 1999, LOC: Northern Trust Co. 0.170% 08/01/33 (09/07/11) (a)(b)	6,100,000	6,100,000
IL Finance Authority
Chicago Horticultural Society, Series 2008, LOC: JPMorgan Chase Bank 0.190% 01/01/43 (09/07/11) (a)(b)	9,000,000	9,000,000
Chicago Theatre Group, Inc., Series 1999, LOC: JPMorgan Chase Bank, LOC: Northern Trust Co. 0.180% 12/01/33 (09/07/11) (a)(b)	13,900,000	13,900,000
Elim Christian Services, Series 2007, LOC: JPMorgan Chase Bank 0.200% 12/01/37 (09/01/11) (a)(b)	15,000,000	15,000,000
Elmhurst College, Series 2007, LOC: Harris N.A. 0.200% 02/01/42 (09/01/11) (a)(b)	12,500,000	12,500,000
Fenwick High School, Inc., Series 2007, LOC: JPMorgan Chase Bank 0.200% 04/01/37 (09/01/11) (a)(b)	7,200,000	7,200,000
Gift of Hope Organ Donor Project, Series 2008, LOC: JPMorgan Chase Bank 0.250% 05/01/38 (09/01/11) (a)(b)	7,200,000	7,200,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2011

Municipal Bonds (continued)
	Par ($)	Value ($)
IV Healthcorp, Inc., Series 2009, LOC: Harris N.A. 0.240% 12/01/39 (09/01/11) (a)(b)	22,635,000	22,635,000
Lake Forest Academy, Series 2000, LOC: Northern Trust Co. 0.190% 12/01/24 (09/07/11) (a)(b)	5,000,000	5,000,000
Lake Forest Country Day School, Series 2005, LOC: Northern Trust Co. 0.190% 07/01/35 (09/07/11) (a)(b)	3,250,000	3,250,000
North Shore Senior Center Project, Series 1999, LOC: JPMorgan Chase Bank 0.190% 08/01/29 (09/07/11) (a)(b)	7,000,000	7,000,000
Resurrection Health Care, Series 2005 B, LOC: JPMorgan Chase Bank 0.140% 05/15/35 (09/01/11) (a)(b)	27,475,000	27,475,000
Search Development Center, Series 2007, LOC: JPMorgan Chase Bank 0.240% 12/01/37 (09/01/11) (a)(b)	9,850,000	9,850,000
University of Chicago Medical Center, Series 2009 E-1, LOC: JPMorgan Chase Bank 0.140% 08/01/43 (09/01/11) (a)(b)	10,900,000	10,900,000
IL Housing Development Authority Multi-Family
Brookhaven Apartments Associates LP, Series 2008, SPA: FHLMC 0.270% 08/01/38 (09/01/11) (a)(b)	7,145,000	7,145,000
IL Regional Transportation Authority
Series 2008 A, LOC: Societe Generale 0.810% 06/01/19 (09/01/11) (a)(b)	4,000,000	4,000,000
IL Toll Highway Authority
Series 2008 A-1B, SPA: PNC Bank N.A. 0.210% 01/01/31 (09/01/11) (a)(b)	50,000,000	50,000,000

	Par ($)	Value ($)
IL Village of Brookfield
Chicago Zoological Society, Series 2008, LOC: Northern Trust Co. 0.200% 06/01/38 (09/01/11) (a)(b)	20,720,000	20,720,000
Illinois Total		353,902,000
Indiana – 5.0%
IN Bond Bank
Advanced Funding Program Notes, Series 2011 A, 2.000% 01/05/12	22,000,000	22,110,961
IN Crawfordsville Industrial Development Authority
Acuity Brands, National Services Industries, Inc., Series 1991, LOC: Wells Fargo Bank N.A. 0.290% 06/01/21 (09/01/11) (a)(b)	4,000,000	4,000,000
IN Deutsche Bank Spears/Lifers Trust
Series 2008-573, GTY AGMT: Deutsche Bank AG 0.240% 07/15/18 (09/01/11) (a)(b)	1,440,000	1,440,000
Series 2008-595, GTY AGMT: Deutsche Bank AG 0.210% 07/15/27 (09/01/11) (a)(b)	5,200,000	5,200,000
Series 2008-683, GTY AGMT: Deutsche Bank AG 0.240% 01/15/20 (09/01/11) (a)(b)	8,230,000	8,230,000
IN Development Finance Authority
Goodwill Industries, Series 2005, LOC: PNC Bank N.A. 0.230% 01/01/27 (09/01/11) (a)(b)	5,425,000	5,425,000
Rehabilitation Center, Inc., Series 2002, LOC: Wells Fargo Bank N.A. 0.340% 07/01/17 (09/01/11) (a)(b)	1,140,000	1,140,000
Republic Services, Inc., Series 2005, LOC: JPMorgan Chase Bank 0.130% 11/01/35 (09/01/11) (a)(b)	5,425,000	5,425,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2011

Municipal Bonds (continued)
	Par ($)	Value ($)
IN Educational Facilities Authority
Wabash Collage, Series 2003, LOC: JPMorgan Chase Bank 0.240% 12/01/23 (09/01/11) (a)(b)	10,720,000	10,720,000
IN Finance Authority
Campagna Academy, Inc., Series 2007, LOC: JPMorgan Chase Bank 0.200% 06/01/42 (09/01/11) (a)(b)	5,775,000	5,775,000
Goodwill Industries, Series 2006, LOC: JPMorgan Chase Bank 0.250% 12/01/36 (09/01/11) (a)(b)	8,600,000	8,600,000
Lutheran Child & Family Services, Series 2005, LOC: PNC Bank N.A. 0.230% 11/01/27 (09/01/11) (a)(b)	4,785,000	4,785,000
IN Health Facility Finance Authority
Community Hospital of Indiana, Series 2005 B, LOC: PNC Bank N.A. 0.210% 05/01/35 (09/01/11) (a)(b)	17,000,000	17,000,000
Community Hospital of Lagrange, Series 2007, LOC: PNC Bank N.A. 0.210% 11/01/32 (09/01/11) (a)(b)	23,145,000	23,145,000
Floaters, Series 2010-3224, LIQ FAC: Morgan Stanley Bank 0.210% 11/01/27 (09/01/11) (a)(b)(c)	12,750,000	12,750,000
Riverview Hospital, Series 2004, LOC: PNC Bank N.A. 0.210% 08/01/32 (09/01/11) (a)(b)	17,400,000	17,400,000
Southern Indiana Rehab Hospital, Series 2001, LOC: JPMorgan Chase Bank 0.300% 04/01/20 (09/01/11) (a)(b)	1,525,000	1,525,000

	Par ($)	Value ($)
IN Lawrenceburg
Indiana Michigan Power Co., Series 2008 H, LOC: Bank of Nova Scotia 0.200% 11/01/21 (09/01/11) (a)(b)	8,000,000	8,000,000
IN Puttable Floating Option Tax-Exempt Receipts
Indiana Finance Authority Highway Revenue, Series 2007, GTY AGMT: Wells Fargo & Co. 0.220% 06/01/29 (09/01/11) (a)(b)	6,405,000	6,405,000
IN RBC Municipal Products, Inc. Trust
Indiana State Housing & Community Development Authority, Series 2010 E-20, LIQ FAC: Royal Bank of Canada 0.220% 07/01/39 (09/01/11) (a)(b)(c)	27,900,000	27,900,000
Series 2011 E-23, LOC: Royal Bank of Canada 0.210% 03/01/36 (09/01/11) (a)(b)(c)	8,925,000	8,925,000
IN Rockport
AEP Generating Co.: Series 1995 A, LOC: Bank of Tokyo-Mitsubishi UFJ 0.160% 07/01/25 (09/07/11) (a)(b)	9,000,000	9,000,000
Series 1995 B, LOC: Bank of Tokyo-Mitsubishi UFJ 0.160% 07/01/25 (09/07/11) (a)(b)	9,000,000	9,000,000
IN St. Joseph County
South Bend Medical Foundation, Inc., Series 2000, LOC: PNC Bank N.A. 0.230% 08/01/20 (09/01/11) (a)(b)	11,790,000	11,790,000
Indiana Total		235,690,961
Iowa – 0.5%
IA Des Moines
Central Iowa Hospital Corp., Iowa Methodist Medical Center, Series 1985, LOC: Wells Fargo Bank N.A. 0.180% 08/01/15 (09/07/11) (a)(b)	23,000,000	23,000,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2011

Municipal Bonds (continued)
	Par ($)	Value ($)
IA Woodbury County
June E. Nylan Cancer Center, Siouxland Regional Cancer Center, Series 1998 A, LOC: Wells Fargo Bank N.A. 0.290% 12/01/14 (09/01/11) (a)(b)	1,800,000	1,800,000
Iowa Total		24,800,000
Kansas – 0.1%
KS Development Finance Authority
Deaconess Long Term Care, Series 2000 C, LOC: JPMorgan Chase Bank 0.180% 05/15/30 (09/07/11) (a)(b)	2,990,000	2,990,000
Kansas Total		2,990,000
Kentucky – 0.4%
KY Breckinridge County
Kentucky Association of Counties Leasing Trust, Series 2002 A, LOC: U.S. Bank N.A. 0.130% 02/01/32 (09/01/11) (a)(b)	2,785,000	2,785,000
KY Kenton County Industrial Building Authority
Redken Labs, Inc., Series 1984, LOC: Morgan Stanley Bank 0.300% 12/01/14 (09/01/11) (a)(b)	7,000,000	7,000,000
KY Middletown Education Building
Louisville Christian Academy, Series 2005, LOC: JPMorgan Chase Bank 0.200% 07/01/34 (09/01/11) (a)(b)	4,945,000	4,945,000
KY Morehead League of Cities Funding Trust
Series 2004 A, LOC: U.S. Bank N.A. 0.200% 06/01/34 (09/02/11) (a)(b)	3,731,000	3,731,000
Kentucky Total		18,461,000

	Par ($)	Value ($)
Louisiana – 0.4%
LA Public Facilities Authority
Franciscan Missionaries, Series 2005 D, LOC: U.S. Bank N.A. 0.130% 07/01/28 (09/01/11) (a)(b)	6,660,000	6,660,000
LA St. James Parrish
Nustar Logistics LP, Series 2011, LOC: Wells Fargo Bank N.A. 0.180% 08/01/41 (09/07/11) (a)(b)	10,000,000	10,000,000
LA Upper Pontalba Building Restoration Corp.
Upper Pontalba Building Project, Series 1996, LOC: JPMorgan Chase Bank 0.300% 12/01/16 (09/01/11) (a)(b)	2,460,000	2,460,000
Louisiana Total		19,120,000
Maine – 0.1%
ME Eclipse Funding Trust
Maine Health & Higher Educational Facility Authority, Series 2007, LOC: U.S. Bank N.A. 0.200% 07/01/37 (09/01/11) (a)(b)	6,735,000	6,735,000
Maine Total		6,735,000
Maryland – 0.4%
MD Baltimore County Economic Development Authority
Torah Institute of Baltimore, Series 2004, LOC: Branch Banking & Trust 0.210% 07/01/24 (09/01/11) (a)(b)	2,940,000	2,940,000
MD Bel Air Economic Development Authority
Harford Day School, Inc., Series 2007, LOC: Branch Banking & Trust 0.210% 10/01/33 (09/01/11) (a)(b)	4,175,000	4,175,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2011

Municipal Bonds (continued)
	Par ($)	Value ($)
MD Prince George's County
Series 2007-2128, GTY AGMT: Wells Fargo Bank N.A. 0.210% 07/01/34 (09/01/11) (a)(b)	13,710,000	13,710,000
Maryland Total		20,825,000
Massachusetts – 1.1%
MA Carlisle
Series 2011, 1.000% 11/18/11	3,500,000	3,503,881
MA Quincy
State Aid Withholding, Series 2011 B, 1.500% 07/27/12	8,100,000	8,182,173
MA State
Central Artery, Series 2000 A, SPA: Landesbank Baden-Württemberg 0.190% 12/01/30 (09/01/11) (a)(b)	28,210,000	28,210,000
MA Waltham
Series 2011, 2.000% 02/22/12	13,102,000	13,196,438
Massachusetts Total		53,092,492
Michigan – 4.9%
MI Bank of New York Municipal Certificates Trust
Detroit Michigan Sewer Disposal, Series 2006, LOC: Bank of New York 0.250% 07/01/26 (10/03/11) (a)(b)	18,408,000	18,408,000
MI Deutsche Bank Spears/Lifers Trust
Grand Rapids & Kent County Michigan Joint Building Authority, Devos Place Project, Series 2007-302, GTY AGMT: Deutsche Bank AG 0.210% 12/01/31 (09/01/11) (a)(b)	2,655,000	2,655,000
Royal Oak Michigan Hospital Finance Authority, Series 2010-711, LIQ FAC: Deutsche Bank Trust Services 0.240% 11/01/35 (09/01/11) (a)(b)(c)	7,750,000	7,750,000

	Par ($)	Value ($)
MI Eastern Michigan University
Series 2009 A, LOC: JPMorgan Chase Bank 0.150% 03/01/49 (09/01/11) (a)(b)	15,675,000	15,675,000
MI Hancock Hospital Finance Authority
Portage Health Systems, Inc., Series 2006, LOC: PNC Bank N.A. 0.210% 08/01/31 (09/01/11) (a)(b)	21,460,000	21,460,000
MI Higher Education Facilities Authority
Thomas M. Cooley Law School, Series 2008 B, LOC: RBS Citizens N.A., LOC: FHLB 0.150% 07/01/37 (09/01/11) (a)(b)	2,050,000	2,050,000
MI L'Anse Creuse Public Schools
Series 2008, SPA: JPMorgan Chase Bank 0.140% 05/01/35 (09/01/11) (a)(b)	60,200,000	60,200,000
MI State
Series 2010 A, 2.000% 09/30/11	102,060,000	102,187,000
Michigan Total		230,385,000
Minnesota – 2.0%
MN Blaine Industrial Development
SuperValue, Inc., Series 1993, LOC: U.S. Bank N.A. 0.160% 11/01/13 (09/07/11) (a)(b)	1,100,000	1,100,000
MN Dakota County Housing & Redevelopment Authority
Series 2006-321 , LIQ FAC: FHLMC 0.240% 06/01/29 (09/01/11) (a)(b)	18,650,000	18,650,000
MN Fridley Independent School District No. 14
Series 2011 A, 1.000% 09/13/12 (e)	8,000,000	8,053,360
MN Itasca County Independent School District No. 318
Aid Anticipation Certificates, Series 2011 B, 1.000% 09/20/12 (e)	7,280,000	7,328,557

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2011

Municipal Bonds (continued)
	Par ($)	Value ($)
MN Mankato
Bethany Lutheran College. Inc., Series 2000 A, LOC: Wells Fargo Bank N.A. 0.290% 11/01/15 (09/01/11) (a)(b)	1,280,000	1,280,000
MN Maple Grove Multi Family Housing
Series 1991, LOC: Wells Fargo Bank N.A. 0.290% 11/01/31 (09/01/11) (a)(b)	1,000,000	1,000,000
MN Minneapolis & St. Paul Metropolitan Airports Commission
Series 2010-3200, LIQ FAC: Morgan Stanley Bank 0.220% 01/01/35 (09/01/11) (a)(b)(c)	6,000,000	6,000,000
MN Puttable Floating Option Tax-Exempt Receipts
St. Paul Minnesota Port Authority Housing & Redevelopment, Burlington Apartments Project, Series 2007-469, LIQ FAC: FHLMC 0.240% 05/01/31 (09/01/11) (a)(b)	13,150,000	13,150,000
MN School District Capital Equipment Borrowing Program
Aid Anticipation Certificates, Series 2011 B, 2.000% 09/09/12	22,000,000	22,386,997
MN St. Paul Housing & Redevelopment Authority
Allina Health System, Series 2009 C, LOC: Wells Fargo Bank N.A. 0.150% 11/15/35 (09/01/11) (a)(b)	6,350,000	6,350,000
MN West St. Paul-Mendota Heights-Eagan Independent School District No. 197
Aid Anticipation Certificates, Series 2011 A, 1.000% 09/13/12 (e)	8,000,000	8,053,360
Minnesota Total		93,352,274
Missouri – 3.4%
MO Deutsche Bank Spears/Lifers Trust
Kansas City Missouri Assistance Corp., Series 2008-536, GTY AGMT: Deutsche Bank AG 0.240% 04/15/19 (09/01/11) (a)(b)	9,570,000	9,570,000

	Par ($)	Value ($)
MO Development Finance Board
St. Louis Convention Center, Series 2000 C, LOC: U.S. Bank N.A. 0.120% 12/01/20 (09/01/11) (a)(b)	8,440,000	8,440,000
The Nelson Gallery Foundation, Series 2008 A, SPA: JPMorgan Chase Bank 0.130% 12/01/37 (09/01/11) (a)(b)	48,150,000	48,150,000
MO Health & Educational Facilities Authority
Ascension Health, Series 2003 C-1, 0.160% 11/15/39 (09/07/11) (a)(d)	8,075,000	8,075,000
Bethesda Health Group, Inc., Series 2009, LOC: U.S. Bank N.A. 0.120% 08/01/41 (09/01/11) (a)(b)	4,115,000	4,115,000
SSM Health Care Corp., Series 2005 C-4 SPA: Citibank N.A. 0.160% 06/01/33 (09/07/11) (a)(b)	14,815,000	14,815,000
MO Joint Municipal Electric Utility Commission
IATAN 2 Project, Series 2007 A, LIQ FAC: Citibank N.A. 0.220% 01/01/14 (09/01/11) (a)(b)	11,340,000	11,340,000
MO Kansas City
H. Roe Battle Convention Center, Series 2008 E, LOC: Sumitomo Mitsui Banking 0.140% 04/15/34 (09/07/11) (a)(b)	6,725,000	6,725,000
MO Nodaway Industrial Development Authority
Northwest Foundation, Inc., Series 2002, LOC: U.S. Bank N.A. 0.190% 11/01/32 (09/01/11) (a)(b)	3,075,000	3,075,000
MO St. Louis Airport
Series 2005, GTY AGMT: Deutsche Bank AG 0.240% 07/01/31 (09/01/11) (a)(b)	43,530,000	43,530,000
Missouri Total		157,835,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2011

Municipal Bonds (continued)
	Par ($)	Value ($)
Montana – 0.3%
MT Board of Investments
Series 2004, 0.480% 03/01/29 (03/01/12) (a)(d)	13,140,000	13,140,000
Montana Total		13,140,000
Nebraska – 2.5%
NE Central Plains Energy Project
Series 2007-91TP, LOC: Branch Banking & Trust 0.260% 12/01/21 (09/01/11) (a)(b)	8,440,000	8,440,000
Series 2009 2, SPA: Royal Bank of Canada 0.210% 08/01/39 (09/01/11) (a)(b)	40,920,000	40,920,000
NE Educational Finance Authority
Creighton University, Series 2008, LOC: JPMorgan Chase Bank 0.130% 07/01/35 (09/01/11) (a)(b)	21,525,000	21,525,000
NE Nuckolls County
Agrex, Inc., Series 1985, LOC: JPMorgan Chase & Co. 0.230% 02/01/15 (09/07/11) (a)(b)	5,100,000	5,100,000
NE Omaha Public Power District
0.150% 09/21/11	15,000,000	15,000,000
0.230% 10/06/11	5,000,000	5,000,000
0.250% 10/06/11	4,750,000	4,750,000
0.250% 10/11/11	15,000,000	15,000,000
Nebraska Total		115,735,000
Nevada – 1.2%
NV Clark County
Opportunity Village Foundation, Series 2007, LOC: Northern Trust Co. 0.200% 01/01/37 (09/01/11) (a)(b)	9,400,000	9,400,000

	Par ($)	Value ($)
NV Deutsche Bank Spears/Lifers Trust
Clark County Nevada School District, Series 2008-684, GTY AGMT: Deutsche Bank AG 0.240% 06/15/24 (09/01/11) (a)(b)	9,755,000	9,755,000
NV Reno
ReTRAC-Reno Transportation Rail Acces Corridor, Series 2008 B, LOC: Bank of New York 0.130% 06/01/42 (09/01/11) (a)(b)	25,355,000	25,355,000
NV Tuckee Meadows Water Authority
Series 2006 A, LOC: Lloyds TSB Bank PLC 0.200% 09/01/11	12,750,000	12,750,000
Nevada Total		57,260,000
New Hampshire – 0.3%
NH Business Finance Authority
Littleton Regional Hospital, Series 2007, LOC: TD Bank N.A. 0.150% 10/01/37 (09/01/11) (a)(b)	9,500,000	9,500,000
NH Health & Education Facilities Authority
Colby-Sawyer College, Series 2006, LOC: RBS Citizens N.A. 0.280% 09/01/36 (09/01/11) (a)(b)	6,525,000	6,525,000
New Hampshire Total		16,025,000
New Jersey – 1.9%
NJ Deutsche Bank Spears/Lifers Trust
Newark New Jersey Housing Authority, Newark Redevelopment Project, Series 2008-557, GTY AGMT: Deutsche Bank AG 0.240% 01/01/21 (09/01/11) (a)(b)	2,335,000	2,335,000
NJ Economic Development Authority
Campus 130 Associates 1984, Series 1986, LOC: JPMorgan Chase Bank 0.240% 12/01/11 (09/01/11) (a)(b)	1,010,000	1,010,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2011

Municipal Bonds (continued)
	Par ($)	Value ($)
Series 2011, LIQ FAC: Citibank N.A. 0.560% 09/01/21 (09/01/11) (a)(b)(c)	6,940,000	6,940,000
NJ Turnpike Authority
Series 1991 D, LOC: Societe Generale 0.700% 01/01/18 (09/07/11) (a)(b)	81,040,000	81,040,000
New Jersey Total		91,325,000
New Mexico – 1.5%
NM Municipal Energy Acquisition Authority
Series 2009, SPA: Royal Bank of Canada 0.210% 11/01/39 (09/01/11) (a)(b)	69,870,000	69,870,000
New Mexico Total		69,870,000
New York – 13.1%
NY BB&T Municipal Trust
Series 2009-1037, LOC: Branch Banking & Trust 0.370% 06/01/17 (09/01/11) (a)(b)(c)	46,900,000	46,900,000
Series 2010-1039, LOC: Branch Banking & Trust 0.300% 06/01/25 (09/01/11) (a)(b)(c)	49,330,000	49,330,000
NY Dormitory Authority
Series 2011, LIQ FAC: Citibank N.A. 0.210% 07/01/34 (09/01/11) (a)(b)(c)	5,150,000	5,150,000
NY Housing Finance Agency
Midtown West B LLC: Series 2009 A, LOC: Landesbank Hessen-Thüringen 0.320% 05/01/42 (09/07/11) (a)(b)	13,060,000	13,060,000
Series 2009 B, LOC: Landesbank Hessen-Thüringen 0.320% 05/01/42 (09/07/11) (a)(b)	57,000,000	57,000,000

	Par ($)	Value ($)
NY Liberty Development Corp.
3 World Trade Center LLC, Series 2010 A1, Escrowed in U.S. Treasuries, 0.420% 12/01/50 (10/20/11) (a)(b)	25,000,000	25,000,000
World Trade Center: Series 2009 A1, Escrowed in U.S. Treasuries, 0.350% 12/01/49 (02/01/12) (a)(b)	49,290,000	49,290,000
Series 2009 A2, 0.350% 12/01/49 (02/01/12) (a)(d)	42,000,000	42,000,000
NY Local Government Assistance Corp.
Series 1995 C, LOC: Landesbank Hessen-Thüringen 0.280% 04/01/25 (09/07/11) (a)(b)	9,150,000	9,150,000
NY Metropolitan Transportation Authority
Series 2008 A2, LOC: Bank of Tokyo-Mitsubishi UFJ 0.170% 11/01/31 (09/01/11) (a)(b)	30,455,000	30,455,000
Series 2008 D2, LOC: Landesbank Hessen-Thüringen 0.230% 11/01/35 (09/01/11) (a)(b)	55,945,000	55,945,000
NY Mexico Central School District
New York State Aid Intercept Program, Series 2011, 1.375% 06/29/12	9,330,000	9,385,499
NY Nassau Health Care Corp.
Series 2009 C2, LOC: Wells Fargo Bank N.A. 0.150% 08/01/29 (10/07/11) (a)(b)	2,500,000	2,500,000
NY New York City Housing Development Corp.
Series 2008 M, 0.480% 11/01/13 (09/30/11) (a)(d)	13,340,000	13,340,000
Series 2009 E-2-A: 0.410% 05/01/41 (09/15/11) (a)(d)	10,000,000	10,000,000
1.000% 05/01/41 (09/15/11) (a)(d)(e)	9,000,000	9,000,000
Series 2010 M, 1.000% 05/01/43 (09/01/11) (a)(d)	10,000,000	10,000,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2011

Municipal Bonds (continued)
	Par ($)	Value ($)
NY New York City Industrial Development Agency
Convent Sacred Heart School, Series 2002, LOC: FHLB 0.150% 11/01/32 (09/01/11) (a)(b)	8,590,000	8,590,000
NY New York City Municipal Water Finance Authority
Series 2008 BB-2, SPA: Landesbank Hessen-Thüringen 0.230% 06/15/39 (09/01/11) (a)(b)	11,110,000	11,110,000
NY New York City
Series 2003 A-6, LOC: Mizuho Corporate Bank 0.140% 08/01/31 (09/07/11) (a)(b)	9,800,000	9,800,000
Series 2006 I-8, LOC: State Street Bank & Trust Co. 0.120% 04/01/36 (09/01/11) (a)(b)	1,500,000	1,500,000
Series 2008 J-6, LOC: Landesbank Hessen-Thüringen 0.250% 08/01/24 (09/01/11) (a)(b)	57,375,000	57,375,000
NY Oyster Bay
Series 2010, 1.500% 11/18/11	12,500,000	12,528,688
Series 2011, 2.500% 03/09/12	25,945,000	26,222,490
NY Saratoga County Industrial Development Agency
Sarasota Hospital, Series 2007 A, LOC: HSBC Bank PLC 0.240% 12/01/32 (09/01/11) (a)(b)	14,975,000	14,975,000
NY Thruway Authority
Series 2004 A, 5.250% 04/01/12	1,000,000	1,029,023
Series 2011 A, 2.000% 07/12/12	36,400,000	36,914,871
New York Total		617,550,571
North Carolina – 2.7%
NC BB&T Municipal Trust
Series 2008-1008, LOC: Branch Banking & Trust 0.300% 03/01/24 (09/01/11) (a)(b)	11,655,000	11,655,000

	Par ($)	Value ($)
Series 2008-1011, LOC: Branch Banking & Trust 0.300% 04/01/24 (09/01/11) (a)(b)	15,045,000	15,045,000
Series 2008-1023, LOC: Branch Banking & Trust 0.300% 05/01/24 (09/01/11) (a)(b)(c)	4,430,000	4,430,000
Series 2008-1024, LOC: Branch Banking & Trust 0.300% 05/31/24 (09/01/11) (a)(b)	15,115,000	15,115,000
Series 2008-1026, LOC: Branch Banking & Trust 0.300% 10/01/18 (09/01/11) (a)(b)(c)	10,195,000	10,195,000
NC Capital Facilities Finance Agency
0.140% 11/03/11	11,774,000	11,774,000
Barton College, Series 2004, LOC: Branch Banking & Trust 0.210% 07/01/19 (09/01/11) (a)(b)	4,200,000	4,200,000
Duke University, Series 2008, LIQ FAC: Wells Fargo Bank N.A. 0.210% 10/01/44 (09/01/11) (a)(b)	8,570,000	8,570,000
High Point University: Series 2007, LOC: Branch Banking & Trust 0.210% 12/01/29 (09/01/11) (a)(b)	6,730,000	6,730,000
Series 2008, LOC: Branch Banking & Trust 0.210% 05/01/30 (09/01/11) (a)(b)	4,840,000	4,840,000
NC Charlotte
Series 2011, LIQ FAC: Citibank N.A. 0.200% 06/01/17 (09/01/11) (a)(b)(c)	3,600,000	3,600,000
NC Medical Care Commission
Deerfield Episcopal Retirement, Series 2008 B, LOC: Branch Banking & Trust 0.210% 11/01/38 (09/01/11) (a)(b)	5,000,000	5,000,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2011

Municipal Bonds (continued)
	Par ($)	Value ($)
J. Arthur Dosher Memorial Hospital, Series 1998 J, LOC: Branch Banking & Trust 0.210% 05/01/18 (09/01/11) (a)(b)	1,500,000	1,500,000
Southeastern Regional Medical Center, Series 2005, LOC: Branch Banking & Trust 0.210% 06/01/37 (09/01/11) (a)(b)	7,050,000	7,050,000
Westcare, Inc., Series 2002 A, LOC: Branch Banking & Trust 0.210% 09/01/22 (09/01/11) (a)(b)	6,600,000	6,600,000
NC University of North Carolina at Chapel Hill
Series 2006-1287, LIQ FAC: Morgan Stanley Bank 0.210% 12/01/34 (09/01/11) (a)(b)	5,685,000	5,685,000
NC Wake County Industrial Facilities & Pollution Control Financing Authority
Habitat for Humanity of Wake County, Series 2007, LOC: Branch Banking & Trust 0.210% 11/01/32 (09/01/11) (a)(b)	4,100,000	4,100,000
North Carolina Total		126,089,000
Ohio – 4.4%
OH Air Quality Development Authority
FirstEnergy Generation, Series 2009 B, LOC: UBS AG 0.130% 03/01/23 (09/07/11) (a)(b)	29,100,000	29,100,000
Ohio Valley Electric Corp., Series 2009 C, LOC: Bank of Tokyo-Mitsubishi UFJ 0.170% 02/01/26 (09/01/11) (a)(b)	3,600,000	3,600,000
OH Butler County Port Authority
Greater Miami Valley YMCA, Series 2007, LOC: JPMorgan Chase Bank 0.240% 09/01/37 (09/01/11) (a)(b)	10,105,000	10,105,000

	Par ($)	Value ($)
OH Cleveland-Cuyahoga County Port Authority
The Park Synagogue, Series 2006, LOC: U.S. Bank N.A. 0.210% 01/01/31 (09/01/11) (a)(b)	9,995,000	9,995,000
OH Columbus Regional Airport Authority
Oasbo Program, Series 2004 A, LOC: U.S. Bank N.A. 0.210% 03/01/34 (09/01/11) (a)(b)	22,960,000	22,960,000
OH Cuyahoga County
Cleveland Hearing & Speech, Series 2008, LOC: PNC Bank N.A. 0.210% 06/01/38 (09/01/11) (a)(b)	4,795,000	4,795,000
OH Deutsche Bank Spears/Lifers Trust
Columbus Ohio Regional Airport Authority, Series 2008-488, GTY AGMT: Deutsche Bank AG 0.240% 01/01/28 (09/01/11) (a)(b)	5,000,000	5,000,000
OH Eclipse Funding Trust
Ohio State Higher Educational Facility, University of Dayton, Series 2006, LOC: U.S. Bank N.A. 0.200% 12/01/33 (09/01/11) (a)(b)	3,900,000	3,900,000
OH Franklin County
OhioHealth Corp., Series 2011 B, 2.000% 11/15/33 (07/02/12) (a)(d)	8,000,000	8,111,069
Traditions Healthcare, Series 2005, LOC: U.S. Bank N.A. 0.230% 06/01/30 (09/01/11) (a)(b)	17,455,000	17,455,000
OH Geauga County
Sisters of Notre Dame, Series 2001, LOC: PNC Bank N.A. 0.230% 08/01/16 (09/01/11) (a)(b)	3,645,000	3,645,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2011

Municipal Bonds (continued)
	Par ($)	Value ($)
OH Higher Educational Facility Authority
Tiffin University, Series 2007, LOC: PNC Bank N.A. 0.210% 08/01/22 (09/01/11) (a)(b)	11,285,000	11,285,000
OH Huron County
Fisher-Titus Medical Center, Series 2003 A, LOC: PNC Bank N.A. 0.210% 12/01/27 (09/01/11) (a)(b)	9,135,000	9,135,000
Norwalk Area Health System, Series 2003, LOC: PNC Bank N.A. 0.210% 12/01/27 (09/01/11) (a)(b)	6,375,000	6,375,000
OH Lima
Lima Memorial Hospital, Series 2007, LOC: JPMorgan Chase Bank 0.230% 04/01/37 (09/01/11) (a)(b)	18,350,000	18,350,000
OH Ohio State University
0.120% 10/06/11	23,985,000	23,985,000
OH Salem Civic Facility
Salem Community Center, Inc., Series 2001, LOC: PNC Bank N.A. 0.230% 06/01/27 (09/01/11) (a)(b)	7,435,000	7,435,000
OH Stark County Port Authority
Community Action Agency, Series 2001, LOC: JPMorgan Chase Bank 0.270% 12/01/22 (09/01/11) (a)(b)	3,225,000	3,225,000
OH Zanesville Muskingum County Port Authority
Grove City Church, Series 2006, LOC: PNC Bank N.A. 0.230% 02/01/24 (09/01/11) (a)(b)	7,630,000	7,630,000
Ohio Total		206,086,069

	Par ($)	Value ($)
Oklahoma – 0.6%
OK Grand River Dam Authority
Series 2008 A, SPA: Citibank N.A. 0.220% 06/01/33 (09/01/11) (a)(b)(c)	26,100,000	26,100,000
Oklahoma Total		26,100,000
Oregon – 0.2%
OR Housing & Community Services Department
Pearl Family Housing, Series 2009 B-1, LOC: U.S. Bank N.A. 0.240% 02/01/42 (09/01/11) (a)(b)	6,945,000	6,945,000
OR State
Series 2011, LIQ FAC: Citibank N.A. 0.150% 02/01/19 (09/01/11) (a)(b)(c)	3,000,000	3,000,000
Oregon Total		9,945,000
Pennsylvania – 5.7%
PA Adams County Industrial Development Authority
Brethren Home Community, Series 2007, LOC: PNC Bank N.A. 0.220% 06/01/32 (09/01/11) (a)(b)	8,750,000	8,750,000
PA Allegheny County Hospital Development Authority
Jefferson Regional Medical Center, Series 2006 A, LOC: PNC Bank N.A. 0.210% 05/01/26 (09/01/11) (a)(b)	22,000,000	22,000,000
PA Allegheny County Industrial Development Authority
Our Lady Sacred Heart High School, Series 2002, LOC: PNC Bank N.A. 0.210% 06/01/22 (09/01/11) (a)(b)	1,990,000	1,990,000
PA Berks County Municipal Authority
Reading Hospital & Medical Center, Series 2009 A-5, 0.380% 05/01/32 (09/01/11) (a)(d)	8,450,000	8,450,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2011

Municipal Bonds (continued)
	Par ($)	Value ($)
PA Chester County Health & Education Facilities Authority
Barclay Friends, Series 1996 A, LOC: Wells Fargo Bank N.A. 0.270% 08/01/25 (09/07/11) (a)(b)	2,610,000	2,610,000
PA Chester County Industrial Development Authority
Archdiocese of Philadelphia, Series 2001, LOC: PNC Bank N.A. 0.180% 07/01/31 (09/01/11) (a)(b)	12,675,000	12,675,000
PA Deutsche Bank Spears/Lifers Trust
Philadelphia Pennsylvania Gas Works, 7th Series-1998 General Ordinance, Series 2007-263, GTY AGMT: Deutsche Bank AG 0.210% 10/01/18 (09/01/11) (a)(b)	5,150,000	5,150,000
Westmoreland County Pennsylvania Municipal Authority, Series 2007-301, GTY AGMT: Deutsche Bank AG 0.210% 08/15/30 (09/01/11) (a)(b)	5,845,000	5,845,000
PA Emmaus General Authority
Series 1989 B-28, LOC: U.S. Bank N.A. 0.170% 03/01/24 (09/07/11) (a)(b)	2,800,000	2,800,000
Series 1989 B-29, LOC: U.S. Bank N.A. 0.170% 03/01/24 (09/07/11) (a)(b)	7,400,000	7,400,000
Series 1989 E-22, LOC: U.S. Bank N.A. 0.170% 03/01/24 (09/07/11) (a)(b)	5,550,000	5,550,000
Series 1989 F-27, LOC: U.S. Bank N.A. 0.170% 03/01/24 (09/07/11) (a)(b)	1,300,000	1,300,000
Series 1989 G-6, LOC: U.S. Bank N.A. 0.170% 03/01/24 (09/07/11) (a)(b)	1,400,000	1,400,000
Series 2003 E-20, LOC: U.S. Bank N.A. 0.170% 03/01/24 (09/07/11) (a)(b)	6,000,000	6,000,000

	Par ($)	Value ($)
PA Haverford Township School District
Series 2009, LOC: TD Bank N.A. 0.210% 03/01/30 (09/01/11) (a)(b)	4,000,000	4,000,000
PA Higher Educational Facilities Authority
Drexel University, Series 2007 B, LOC: Wells Fargo Bank N.A. 0.190% 05/01/37 (09/01/11) (a)(b)	28,540,000	28,540,000
Mount Aloysius College, Series 2003 L3, LOC: PNC Bank N.A. 0.210% 05/01/28 (09/01/11) (a)(b)	5,100,000	5,100,000
PA Housing Finance Agency
Series 2010-111, 0.450% 09/22/11	5,200,000	5,200,000
PA Pennsylvania State University
Series 2011, LIQ FAC: Citibank N.A. 0.210% 03/01/18 (09/01/11) (a)(b)(c)	1,000,000	1,000,000
PA Philadelphia Authority for Industrial Development
NewCourtland Elder Services, Series 2007, LOC: PNC Bank N.A. 0.210% 03/01/26 (09/01/11) (a)(b)	6,940,000	6,940,000
PA Philadelphia Hospitals & Higher Education Facilities Authority
Children's Hospital of Philadelphia, Series 2008 A, SPA: Wells Fargo Bank N.A. 0.130% 07/01/31 (09/01/11) (a)(b)	14,595,000	14,595,000
PA Public School Building Authority
Park School Project:, Series 2009 A, LOC: PNC Bank N.A. 0.210% 08/01/30 (09/01/11) (a)(b)	9,770,000	9,770,000
Series 2009 B, LOC: PNC Bank N.A. 0.210% 05/15/20 (09/01/11) (a)(b)	13,250,000	13,250,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2011

Municipal Bonds (continued)
	Par ($)	Value ($)
PA RBC Municipal Products, Inc. Trust
Series 2008 C-13, LOC: Royal Bank of Canada 0.210% 11/01/11 (09/01/11) (a)(b)(c)	10,000,000	10,000,000
Series 2010 E-12, LOC: Royal Bank of Canada 0.210% 01/05/12 (09/01/11) (a)(b)(c)	5,000,000	5,000,000
Series 2011 E-22, LOC: Royal Bank of Canada 0.210% 12/01/38 (09/01/11) (a)(b)(c)	16,000,000	16,000,000
UPMC, Series 2010 E-16, LOC: Royal Bank of Canada 0.210% 04/15/39 (09/01/11) (a)(b)(c)	40,000,000	40,000,000
PA Ridley School District
Series 2009, LOC: TD Bank N.A. 0.210% 11/01/29 (09/01/11) (a)(b)	3,770,000	3,770,000
PA St. Mary Hospital Authority
Catholic Health Initiatives, Series 2004 B, SPA: Landesbank Hessen-Thüringen 0.280% 03/01/32 (09/07/11) (a)(b)	14,950,000	14,950,000
Pennsylvania Total		270,035,000
Rhode Island – 0.5%
RI Health & Educational Building Corp.
Brown University, Series 2003 B, 0.170% 09/01/43 (09/01/11) (a)(d)	25,850,000	25,850,000
Rhode Island Total		25,850,000
South Carolina – 0.6%
SC Greenville County
Edgcomb Metals Co., Series 1984, LOC: Wells Fargo Bank N.A. 0.340% 08/01/14 (09/01/11) (a)(b)	2,000,000	2,000,000

	Par ($)	Value ($)
SC Jobs-Economic Development Authority
Upstate Senior Living, Inc.: Series 2007 C, LOC: Natixis 0.270% 11/15/42 (09/01/11) (a)(b)	5,000,000	5,000,000
Series 2007 D, LOC: Natixis 0.270% 11/15/42 (09/01/11) (a)(b)	10,000,000	10,000,000
SC Puttable Floating Option Tax-Exempt Receipts
P-Floats-PT-4550, Series 2008, GTY AGMT: FHLMC 0.310% 03/01/49 (09/01/11) (a)(b)	9,940,000	9,940,000
South Carolina Total		26,940,000
South Dakota – 0.3%
SD Sioux Falls
Series 2007-1886, GTY AGMT: Wells Fargo & Co. 0.230% 11/15/33 (09/01/11) (a)(b)	12,110,000	12,110,000
South Dakota Total		12,110,000
Tennessee – 1.1%
TN Blount County Public Building Authority
Series 2009 E-7-A, LOC: Branch Banking & Trust 0.180% 06/01/39 (09/07/11) (a)(b)	5,400,000	5,400,000
Series 2009 E-8-A, LOC: Branch Banking & Trust 0.180% 06/01/37 (09/07/11) (a)(b)	1,470,000	1,470,000
Series 2009 E-9-A, LOC: Branch Banking & Trust 0.180% 06/01/30 (09/07/11) (a)(b)	5,000,000	5,000,000
TN Hawkins County Industrial Development Board
Leggett & Platt, Inc., Series 1988 B, LOC: Wells Fargo Bank N.A. 0.380% 10/01/27 (09/07/11) (a)(b)	1,750,000	1,750,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2011

Municipal Bonds (continued)
	Par ($)	Value ($)
TN Metropolitan Government Nashville & Davidson Counties
Series A, LOC: State Street Bank & Trust Co., LOC: California Public Employee Retirement System 0.230% 10/06/11	20,680,000	20,680,000
TN Shelby County Health Educational & Housing Facilities Board
Gables-Tennessee Properties, Arbors of Germantown, Series 1994, LOC: Wells Fargo Bank N.A. 0.220% 07/01/24 (09/07/11) (a)(b)	2,000,000	2,000,000
TN State School Board
GTY AGMT: State Street Bank & Trust 0.170% 12/07/11	15,000,000	15,000,000
Tennessee Total		51,300,000
Texas – 5.7%
TX Austin
Series 2008, LOC: Bank of Tokyo-Mitsubishi UFJ, LOC: Sumitomo Mitsui Banking 0.200% 05/15/31 (09/01/11) (a)(b)	27,000,000	27,000,000
TX BB&T Municipal Trust
Texas Municipal Gas Acquisition & Supply Corp., Series 2007-2022, LOC: Branch Banking & Trust 0.220% 12/15/22 (09/01/11) (a)(b)	16,695,000	16,695,000
TX Bexar County Housing Finance Corp.
Multi-Family Housing, Perrin Park Apartments, Series 1996, LOC: Northern Trust Co. 0.230% 06/01/28 (09/01/11) (a)(b)	10,375,000	10,375,000
TX Deutsche Bank Spears/Lifers Trust
Houston Taxes Utility Systems, Series 2008-511, GTY AGMT: Deutsche Bank AG, 0.240% 11/15/25 (09/01/11) (a)(b)	12,745,000	12,745,000

	Par ($)	Value ($)
Lovejoy Independent School District, Series 2008-514, LIQ FAC: Deutsche Bank AG, GTY AGMT: PSF 0.240% 02/15/38 (09/01/11) (a)(b)	3,520,000	3,520,000
Texas State Turnpike Authority, Series 2007-329, GTY AGMT: Deutsche Bank AG 0.210% 08/15/29 (09/01/11) (a)(b)	40,230,000	40,230,000
Victoria Texas Independent School District, Series 2008-604, LIQ FAC: Deutsche Bank AG, GTY AGMT: PSF 0.240% 02/15/37 (09/01/11) (a)(b)	7,700,000	7,700,000
TX Eagle Tax-Exempt Trust
Leander Texas Independent School District, Series 2009 52A, LIQ FAC: Citibank N.A., GTY AGMT: PSF 0.210% 08/15/32 (09/01/11) (a)(b)(c)	4,950,000	4,950,000
TX Gregg County Housing Finance Corp.
Baily Properties LLC, Series 2004 A, Guarantor: FNMA, LIQ FAC: FNMA 0.210% 02/15/23 (09/01/11) (a)(b)	4,665,000	4,665,000
Summer Green LLC, Series 2004 A, Guarantor: FNMA, LIQ FAC: FNMA 0.210% 02/15/23 (09/01/11) (a)(b)	2,400,000	2,400,000
TX Harris County Cultural Education Facilities Finance Corp.
Texas Medical Center, Series 2008 B1, LOC: JPMorgan Chase Bank 0.130% 09/01/31 (09/01/11) (a)(b)	4,125,000	4,125,000
TX Harris County Health Facilities Development Corp.
Baylor College of Medicine, Series 2007 A1, LOC: Wells Fargo Bank N.A. 0.120% 11/15/47 (09/01/11) (a)(b)	8,050,000	8,050,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2011

Municipal Bonds (continued)
	Par ($)	Value ($)
Gulf Coast Regional Blood Center, Series 1992, LOC: JPMorgan Chase Bank 0.300% 04/01/17 (09/01/11) (a)(b)	1,550,000	1,550,000
TX Harris County Industrial Development Corp.
Banktank, Inc., Series 1998, LOC: Den Norske Bank 0.150% 02/01/20 (09/07/11) (a)(b)	8,000,000	8,000,000
TX Harris County
Muni Security Trust & Reciepts-SGC-31, Series 2008 A, LOC: Societe Generale 0.750% 08/15/35 (09/01/11) (a)(b)	12,640,000	12,640,000
TX Klein Independent School District
Series 2006 39TP, LOC: Wells Fargo Bank N.A. 0.210% 08/01/31 (09/01/11) (a)(b)	12,945,000	12,945,000
TX North Texas Tollway Authority
Series 2011 A, LOC: Morgan Stanley Bank 0.160% 01/01/51 (09/07/11) (a)(b)	12,500,000	12,500,000
TX RBC Municipal Products, Inc. Trust
Series 2010 E-14, LOC: Royal Bank of Canada 0.210% 05/15/34 (09/01/11) (a)(b)(c)	30,000,000	30,000,000
Series 2011 E-18, LOC: Royal Bank of Canada 0.210% 06/01/32 (09/01/11) (a)(b)(c)	17,000,000	17,000,000
TX Round Rock Independent School District
Series 2007, Guarantor: PSFG, LIQ FAC: Wells Fargo Bank N.A. 0.220% 08/01/32 (09/01/11) (a)(b)	10,795,000	10,795,000
TX San Antonio Educational Facilities Corp.
University Incarnate Word, Series 2001, LOC: JPMorgan Chase Bank 0.200% 12/01/21 (09/01/11) (a)(b)	5,695,000	5,695,000

	Par ($)	Value ($)
TX State
Series 2009-2994, LIQ FAC: Morgan Stanley Bank 0.250% 12/01/22 (09/01/11) (a)(b)(c)	9,780,000	9,780,000
TX Tarrant County Cultural Educational Facilities Finance Corp.
Baylor Healthcare System, Series 2011, LOC: Northern Trust Co. 0.150% 11/15/50 (09/07/11) (a)(b)	3,500,000	3,500,000
TX Texas A&M University
Series 2011, LIQ FAC: Citibank N.A. 0.210% 05/15/18 (09/01/11) (a)(b)(c)	3,095,000	3,095,000
Texas Total		269,955,000
Utah – 0.6%
UT Davis County Housing Authority
PTR Multi-Family Holdings, Inc., Series 1997 A, LIQ FAC: FNMA 0.250% 08/15/39 (09/01/11) (a)(b)	4,240,000	4,240,000
UT Housing Corp.
Multi-Family Housing, Miller Timbergate Apartments LLC, Series 2009 A, LIQ FAC: FHLMC, GTY AGMT: FNMA 0.270% 04/01/42 (09/01/11) (a)(b)	3,125,000	3,125,000
UT Intermountain Power Agency
0.250% 11/04/11	18,500,000	18,500,000
UT Weber County Housing Authority
Cherry Creek Apartments, Series 2001, LIQ FAC: FNMA 0.250% 11/01/39 (09/01/11) (a)(b)	2,630,000	2,630,000
Utah Total		28,495,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2011

Municipal Bonds (continued)
	Par ($)	Value ($)
Virginia – 2.0%
VA BB&T Municipal Trust
Series 2008, LOC: Branch Banking & Trust 0.300% 05/16/24 (09/01/11) (a)(b)(c)	20,880,000	20,880,000
VA Chesapeake Redevelopment & Housing Authority
Great Bridge Apartments LLC, Series 2008 A, LIQ FAC: FNMA 0.240% 01/15/41 (09/01/11) (a)(b)	18,625,000	18,625,000
VA Harrisonburg Redevelopment & Housing Authority
Series 2006-323, LIQ FAC: FHLMC 0.240% 02/01/26 (09/01/11) (a)(b)	6,800,000	6,800,000
VA Public Building Authority
Series 2005 D, SPA: Wells Fargo Bank N.A. 0.210% 08/01/25 (09/01/11) (a)(b)	25,000,000	25,000,000
VA Puttable Floating Option Tax-Exempt Receipts
Fairfax County Virginia Redevelopment & Housing Authority, Series 2007-433, LIQ FAC: FHLMC 0.240% 10/01/36 (09/01/11) (a)(b)	18,025,000	18,025,000
VA Winchester Industrial Development Authority
Westminster-Canterbury of Winchester, Inc., Series 2005 B, LOC: Branch Banking & Trust 0.210% 01/01/35 (09/01/11) (a)(b)	2,880,000	2,880,000
Virginia Total		92,210,000
Washington – 1.0%
WA Deutsche Bank Spears/Lifers Trust
KIng County Washington, Series 2008-598, LIQ FAC: Deutsche Bank AG 0.240% 01/01/28 (09/01/11) (a)(b)	7,020,000	7,020,000
Washington State, Series 2008-599, LIQ FAC: Deutsche Bank AG 0.240% 01/01/30 (09/01/11) (a)(b)	9,805,000	9,805,000

	Par ($)	Value ($)
WA Eclipse Funding Trust
King County Washington, Series 2007, LOC: U.S. Bank N.A. 0.200% 12/01/31 (09/01/11) (a)(b)	3,360,000	3,360,000
WA Housing Finance Commission
Artspace Everett LP, Series 2008 B, LIQ FAC: FHLMC 0.170% 12/01/41 (09/07/11) (a)(b)	3,200,000	3,200,000
Pioneer Human Services, Series 2009 D, LOC: U.S. Bank N.A. 0.180% 07/01/29 (09/07/11) (a)(b)	2,105,000	2,105,000
The Evergreen School, Series 2002, LOC: Wells Fargo Bank N.A. 0.290% 07/01/28 (09/01/11) (a)(b)	1,410,000	1,410,000
WA Seattle Housing Authority
Bayview Manor Homes, Series 1994 B, LOC: U.S. Bank N.A. 0.190% 05/01/19 (09/01/11) (a)(b)	2,030,000	2,030,000
WA State
Series 2006-7TPZ, LOC: Wells Fargo Co. 0.210% 12/01/29 (09/01/11) (a)(b)	12,435,000	12,435,000
Series 2008, LIQ FAC: Citibank N.A. 0.210% 01/01/16 (09/01/11) (a)(b)(c)	2,865,000	2,865,000
Series 2011, LIQ FAC: Citibank N.A. 0.210% 01/01/18 (09/01/11) (a)(b)(c)	1,400,000	1,400,000
Washington Total		45,630,000
West Virginia – 0.2%
WV Economic Development Authority
Appalachian Power Co., Series 2009 B, LOC: Sumitomo Mitsui Banking 0.180% 12/01/42 (09/01/11) (a)(b)	8,300,000	8,300,000
West Virginia Total		8,300,000

See Accompanying Notes to Financial Statements.

BofA Tax-Exempt Reserves

August 31, 2011

Municipal Bonds (continued)
	Par ($)	Value ($)
Wisconsin – 0.7%
WI Health & Educational Facilities Authority
Aurora Health Care, Inc., Series 2006 B, LOC: Bank of Montreal 0.190% 04/01/28 (09/07/11) (a)(b)	21,085,000	21,085,000
Milwaukee Institute of Art & Design, Series 2004, LOC: Citibank N.A. 0.180% 01/01/34 (09/07/11) (a)(b)	9,785,000	9,785,000
WI State
Series 1993 2, 5.125% 11/01/11	1,500,000	1,511,805
Wisconsin Total		32,381,805
Total Municipal Bonds (cost of $4,798,055,367)		4,798,055,367

Value ($)
Total Investments – 101.9% (cost of $4,798,055,367) (f)	4,798,055,367
Other Assets & Liabilities, Net – (1.9)%	(88,367,479)
Net Assets – 100.0%	4,709,687,888

Notes to Investment Portfolio:

(a)  Parenthetical date represents the effective maturity date for the security.

(b)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are secured by a letter of credit or other credit support agreements from banks. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2011.

(c)  Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2011, these securities, which are not illiquid, amounted to $483,910,000 or 10.3% of net assets for the Fund.

(d)  Variable rate obligations have long dated final maturities, however, their effective maturity is within 397 days in accordance with a demand feature. These securities are puttable upon not more than one, seven or thirty business days' notice. Put bonds and notes have a demand feature that matures within one year. The interest rate is changed periodically and the interest rate reflects the rate at August 31, 2011.

(e)  Security purchased on a delayed delivery basis.

(f)  Cost for federal income tax purposes is $4,798,055,367.

The following table summarizes the inputs used, as of August 31, 2011, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Municipal Bonds	$—	$4,798,055,367	$—	$4,798,055,367
Total Investments	$—	$4,798,055,367	$—	$4,798,055,367

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the year ended August 31, 2011, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At August 31, 2011, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Municipal Bonds	101.9
Other Assets & Liabilities, Net	(1.9)
100.0

Acronym	Name
FHLB	Federal Home Loan Bank

FHLMC	Federal Home Loan Mortgage Corp.

FNMA	Federal National Mortgage Association

GTY AGMT	Guaranty Agreement

LIQ FAC	Liquidity Facility

LOC	Letter of Credit

PSF	Permanent School Fund

PUTTERs	Puttable Tax-Exempt Receipts

SPA	Stand-by Purchase Agreement

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities – BofA Tax-Exempt Reserves
August 31, 2011

		($)
Assets	Investments, at amortized cost approximating value	4,798,055,367
	Cash	20,048
	Receivable for:
	Fund shares sold	75
	Interest	5,130,545
	Trustees' deferred compensation plan	28,738
	Prepaid expenses	76,834
	Total Assets	4,803,311,607
Liabilities	Expense reimbursement due to investment advisor	52,790
	Payable for:
	Investments purchased	25,000,000
	Investments purchased on a delayed delivery basis	67,404,495
	Distributions	49,709
	Investment advisory fee	597,226
	Administration fee	149,141
	Transfer agent fee	28,687
	Trustees' fees	57,266
	Custody fee	22,143
	Shareholder administration fees	110,860
	Chief compliance officer expenses	2,606
	Trustees' deferred compensation plan	28,738
	Other liabilities	120,058
	Total Liabilities	93,623,719
	Net Assets	4,709,687,888
Net Assets Consist of	Paid-in capital	4,708,099,193
	Undistributed net investment income	1,011,131
	Accumulated net realized gain	577,564
	Net Assets	4,709,687,888

See Accompanying Notes to Financial Statements.

Statement of Assets and Liabilities (continued) – BofA Tax-Exempt Reserves
August 31, 2011

Capital Class Shares	Net assets	$1,205,519,534
	Shares outstanding	1,205,197,840
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$3,058,368,698
	Shares outstanding	3,057,553,510
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$217,909
	Shares outstanding	217,851
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$11,796,501
	Shares outstanding	11,793,347
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$2,533,893
	Shares outstanding	2,533,216
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$6,093,413
	Shares outstanding	6,091,784
	Net asset value per share	$1.00
Class A Shares	Net assets	$702,852
	Shares outstanding	702,664
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$88,637,245
	Shares outstanding	88,613,575
	Net asset value per share	$1.00
Retail A Shares	Net assets	$7,205,531
	Shares outstanding	7,203,611
	Net asset value per share	$1.00
G-Trust Shares	Net assets	$328,612,312
	Shares outstanding	328,524,559
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

Statement of Operations – BofA Tax-Exempt Reserves
For the Year Ended August 31, 2011

		($)
Investment Income	Interest	15,576,384
Expenses	Investment advisory fee	7,945,462
	Administration fee	5,156,974
	Distribution fee:
	Investor Class	2,190
	Daily Class Shares	45,127
	Class A Shares	834
	Service fee:
	Liquidity Class Shares	19,390
	Adviser Class Shares	51,877
	Investor Class Shares	5,476
	Daily Class Shares	32,234
	Retail A Shares	7,395
	Shareholder administration fees:
	Trust Class Shares	3,101,471
	Class A Shares	2,919
	Institutional Class Shares	54,673
	Transfer agent fee	111,147
	Pricing and bookkeeping fees	219,548
	Trustees' fees	56,187
	Custody fee	67,748
	Chief compliance officer expenses	16,071
	Other expenses	618,048
	Total Expenses	17,514,771
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(3,792,565)
	Fees waived by distributor :
	Trust Class Shares	(579,427)
	Liquidity Class Shares	(10,735)
	Adviser Class Shares	(29,354)
	Investor Class Shares	(5,998)
	Daily Class Shares	(63,607)
	Class A Shares	(2,922)
	Institutional Class Shares	(4,498)
	Retail A Shares	(1,184)
	Expense reductions	(700)
	Net Expenses	13,023,781
	Net Investment Income	2,552,603
	Net realized gain on investments	579,196
	Net Increase Resulting from Operations	3,131,799

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets – BofA Tax-Exempt Reserves

		Year Ended August 31,
Increase (Decrease) in Net Assets		2011 ($)	2010 ($)
Operations	Net investment income	2,552,603	6,563,161
	Net realized gain on investments	579,196	299,543
	Net increase resulting from operations	3,131,799	6,862,704
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(1,618,680)	(3,745,124)
	Trust Class Shares	(475,187)	(1,789,630)
	Liquidity Class Shares	(113)	(3,284)
	Adviser Class Shares	—	(405)
	Investor Class	(12)	(12)
	Daily Class Shares	(40)	(49)
	Class A Shares	(13)	(13)
	Institutional Class Shares	(92,088)	(336,050)
	Retail A Shares	(1,877)	(5,614)
	G-Trust Shares	(362,830)	(684,743)
	From net realized gains:
	Capital Class Shares	(7,325)	—
	Trust Class Shares	(12,623)	—
	Liquidity Class Shares	(23)	—
	Adviser Class Shares	(52)	—
	Investor Class Shares	(7)	—
	Daily Class Shares	(37)	—
	Class A Shares	(3)	—
	Institutional Class Shares	(391)	—
	Retail A Shares	(33)	—
	G-Trust Shares	(1,539)	—
	Total distributions to shareholders	(2,572,873)	(6,564,924)
	Net Capital Stock Transactions	(1,293,022,193)	(4,750,522,023)
	Total decrease in net assets	(1,292,463,267)	(4,750,224,243)
Net Assets	Beginning of period	6,002,151,155	10,752,375,398
	End of period	4,709,687,888	6,002,151,155
	Undistributed net investment income at end of period	1,011,131	1,017,341

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets (continued) – BofA Tax-Exempt Reserves

	Capital Stock Activity
	Year Ended August 31,
	2011		2010
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares
Subscriptions	4,567,045,685	4,567,045,685	6,547,252,450	6,547,252,450
Distributions reinvested	353,235	353,235	1,171,360	1,171,361
Redemptions	(5,265,182,780)	(5,265,182,780)	(8,568,258,891)	(8,568,258,891)
Net decrease	(697,783,860)	(697,783,860)	(2,019,835,081)	(2,019,835,080)
Trust Class Shares
Subscriptions	2,533,937,683	2,533,937,683	2,424,813,855	2,424,813,855
Distributions reinvested	4,494	4,494	16,771	16,771
Redemptions	(2,850,805,094)	(2,850,805,094)	(4,637,403,525)	(4,637,403,526)
Net decrease	(316,862,917)	(316,862,917)	(2,212,572,899)	(2,212,572,900)
Liquidity Class Shares
Subscriptions	—	—	117,371,357	117,371,357
Distributions reinvested	134	134	3,152	3,152
Redemptions	(12,193,094)	(12,193,094)	(134,827,163)	(134,827,163)
Net decrease	(12,192,960)	(12,192,960)	(17,452,654)	(17,452,654)
Adviser Class Shares
Subscriptions	184,222,477	184,222,477	110,157,291	110,157,291
Distributions reinvested	13	13	339	339
Redemptions	(221,150,137)	(221,150,137)	(132,484,203)	(132,484,203)
Net decrease	(36,927,647)	(36,927,647)	(22,326,573)	(22,326,573)
Investor Class Shares
Subscriptions	9,622,470	9,622,470	1,647,903	1,647,903
Distributions reinvested	5	6	—	—
Redemptions	(8,422,603)	(8,422,603)	(9,273,837)	(9,273,838)
Net increase (decrease)	1,199,872	1,199,873	(7,625,934)	(7,625,935)
Daily Class Shares
Subscriptions	14,409,950	14,409,950	122,124,541	122,124,540
Distributions reinvested	—	—	3	3
Redemptions	(46,519,740)	(46,519,740)	(143,419,214)	(143,419,214)
Net decrease	(32,109,790)	(32,109,790)	(21,294,670)	(21,294,671)
Class A Shares
Subscriptions	4,310	4,310	6,044,769	6,044,769
Distributions reinvested	3	3	—	—
Redemptions	(476,102)	(476,102)	(29,263,559)	(29,263,559)
Net decrease	(471,789)	(471,789)	(23,218,790)	(23,218,790)
Institutional Class Shares
Subscriptions	700,538,756	700,538,756	976,317,779	976,317,779
Distributions reinvested	51,755	51,755	320,552	320,552
Redemptions	(799,953,176)	(799,953,176)	(1,234,196,533)	(1,234,196,532)
Net decrease	(99,362,665)	(99,362,665)	(257,558,202)	(257,558,201)

See Accompanying Notes to Financial Statements.

Statement of Changes in Net Assets (continued) – BofA Tax-Exempt Reserves

	Capital Stock Activity
	Year Ended August 31,
	2011		2010
	Shares	Dollars ($)	Shares	Dollars ($)
Retail A Shares
Subscriptions	1,029,082	1,029,082	2,166,502	2,166,502
Distributions reinvested	1,872	1,872	5,329	5,329
Redemptions	(3,654,842)	(3,654,842)	(4,396,189)	(4,396,188)
Net decrease	(2,623,888)	(2,623,888)	(2,224,358)	(2,224,357)
G-Trust Shares
Subscriptions	325,419,727	325,419,727	430,872,449	430,872,449
Distributions reinvested	27	27	52	52
Redemptions	(421,306,304)	(421,306,304)	(597,285,363)	(597,285,363)
Net decrease	(95,886,550)	(95,886,550)	(166,412,862)	(166,412,862)

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Capital Class Shares	2011 (a)	2010 (b)(c)	2009	2008		2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.001	0.0014	0.0113	0.0254		0.0347
Net realized gain on investments	— (d)	— (e)	— (e)	—	(e)	— (e)
Total from investment operations	0.001	0.0014	0.0113	0.0254		0.0347
Less Distributions to Shareholders:
From net investment income	(0.001)	(0.0014)	(0.0113)	(0.0254)		(0.0347)
From net realized gains	— (d)	—	—	—		—
Total distributions to shareholders	(0.001)	(0.0014)	(0.0113)	(0.0254)		(0.0347)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (f)(g)	0.10%	0.13%	1.14%	2.57	%(h)	3.52%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.20%	0.20%	0.23%	0.20%		0.20%
Waiver/Reimbursement	0.07%	0.07%	0.05%	0.06%		0.06%
Net investment income (i)	0.10%	0.14%	1.03%	2.40	%(h)	3.47%
Net assets, end of period (000s)	$1,205,520	$1,903,203	$3,922,964	$2,750,559		$1,877,823

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Trust Class Shares	2011 (a)		2010 (b)(c)	2009	2008		2007
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	0.0004	0.0103	0.0244		0.0337
Net realized gain on investments	—	(d)	— (e)	— (e)	—	(e)	— (e)
Total from investment operations	—	(d)	0.0004	0.0103	0.0244		0.0337
Less Distributions to Shareholders:
From net investment income	—	(d)	(0.0004)	(0.0103)	(0.0244)		(0.0337)
Net realized gain on investments	—	(d)	—	—	—		—
Total from investment operations	—	(d)	(0.0004)	(0.0103)	(0.0244)		(0.0337)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00		$1.00
Total return (f)(g)	0.02%		0.04%	1.04%	2.47	%(h)	3.42%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.28%		0.30%	0.33%	0.30%		0.30%
Waiver/Reimbursement	0.09%		0.07%	0.05%	0.06%		0.06%
Net investment income (i)	0.02%		0.04%	1.05%	2.24	%(h)	3.37%
Net assets, end of period (000s)	$3,058,369		$3,374,811	$5,587,196	$6,686,234		$3,230,990

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected date for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Liquidity Class Shares	2011 (a)		2010 (b)(c)	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	0.0001	0.0098	0.0239	0.0332
Net realized gain on investments	—	(d)	— (e)	— (e)	— (e)	— (e)
Total from investment operations	—	(d)	0.0001	0.0098	0.0239	0.0332
Less Distributions to Shareholders:
From net investment income	—	(d)	(0.0001)	(0.0098)	(0.0239)	(0.0332)
Net realized gain on investments	—	(d)	—	—	—	—
Total from investment operations	—	(d)	(0.0001)	(0.0098)	(0.0239)	(0.0332)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (f)(g)	0.00	%(h)	0.01%	0.99%	2.42%	3.37%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.31%		0.33%	0.38%	0.35%	0.35%
Waiver/Reimbursement	0.21%		0.19%	0.15%	0.16%	0.16%
Net investment income (i)	—	%(h)	0.01%	1.11%	2.36%	3.31%
Net assets, end of period (000s)	$218		$12,412	$29,865	$77,169	$86,926

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Adviser Class Shares	2011 (a)		2010 (b)(c)		2009	2008		2007
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(e)	0.0089	0.0229		0.0322
Net realized gain on investments	—	(d)	—	(e)	— (e)	—	(e)	— (e)
Total from investment operations	—	(d)	—	(e)	0.0089	0.0229		0.0322
Less Distributions to Shareholders:
From net investment income	—		—	(e)	(0.0089)	(0.0229)		(0.0322)
From net realized gains	—	(d)	—		—	—		—
Total distributions to shareholders	—	(d)	—	(e)	(0.0089)	(0.0229)		(0.0322)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00
Total return (f)(g)	0.00	%(h)	0.00	%(h)	0.89%	2.32	%(i)	3.27%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.31%		0.35%		0.48%	0.45%		0.45%
Waiver/Reimbursement	0.21%		0.17%		0.05%	0.06%		0.06%
Net investment income (j)	—	%(h)	—	%(h)	0.78%	2.11	%(i)	3.23%
Net assets, end of period (000s)	$11,797		$48,725		$71,050	$110,969		$91,712

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Investor Class Shares	2011 (a)		2010 (b)(c)		2009	2008		2007
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—		0.0080	0.0219		0.0312
Net realized gain on investments	—	(d)	—	(e)	— (e)	—	(e)	— (e)
Total from investment operations	—	(d)	—	(e)	0.0080	0.0219		0.0312
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(e)	(0.0080)	(0.0219)		(0.0312)
From net realized gains	—	(d)	—		—	—		—
Total distributions to shareholders	—	(d)	—	(e)	(0.0080)	(0.0219)		(0.0312)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00
Total return (f)(g)	0.00	%(h)	0.00%		0.81%	2.21	%(i)	3.16%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.27%		0.34%		0.57%	0.55%		0.55%
Waiver/Reimbursement	0.35%		0.30%		0.06%	0.05%		0.06%
Net investment income (j)	—	%(h)	—		0.86%	1.88	%(i)	3.07%
Net assets, end of period (000s)	$2,534		$1,333		$8,960	$13,214		$4,216

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Daily Class Shares	2011 (a)		2010 (b)(c)		2009	2008		2007
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(e)	0.0062	0.0194		0.0287
Net realized gain on investments	—	(d)	—	(e)	— (e)	—	(e)	— (e)
Total from investment operations	—	(d)	—	(e)	0.0062	0.0194		0.0287
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(e)	(0.0062)	(0.0194)		(0.0287)
From net realized gains	—	(d)	—		—	—		—
Total distributions to shareholders	—	(d)	—	(e)	(0.0062)	(0.0194)		(0.0287)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00
Total return (f)(g)	0.00	%(h)	0.00	%(h)	0.62%	1.96	%(i)	2.90%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.30%		0.34%		0.76%	0.80%		0.80%
Waiver/Reimbursement	0.57%		0.53%		0.12%	0.06%		0.06%
Net investment income (j)	—	%(h)	—		0.64%	1.56	%(i)	2.86%
Net assets, end of period (000s)	$6,093		$38,206		$59,499	$95,228		$29,191

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Class A Shares	2011 (a)		2010 (b)(c)		2009	2008		2007
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—		0.0073	0.0209		0.0302
Net realized gain on investments	—	(d)	—	(e)	— (e)	—	(e)	— (e)
Total from investment operations	—	(d)	—	(e)	0.0073	0.0209		0.0302
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(e)	(0.0073)	(0.0209)		(0.0302)
From net realized gains	—	(d)	—		—	—		—
Total distributions to shareholders	—	(d)	—	(e)	(0.0073)	(0.0209)		(0.0302)
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00		$1.00
Total return (f)(g)	0.00	%(h)	0.00%		0.73%	2.11	%(i)	3.06%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (j)	0.30%		0.34%		0.64%	0.65%		0.65%
Waiver/Reimbursement	0.42%		0.38%		0.09%	0.06%		0.06%
Net investment income (j)	—	%(h)	—		0.70%	1.92	%(i)	3.01%
Net assets, end of period (000s)	$703		$1,175		$24,394	$27,212		$14,790

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  Rounds to less than 0.01%.

(i)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Class Shares	2011 (a)	2010 (b)(c)	2009	2008		2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	0.001	0.0010	0.0109	0.0250		0.0343
Net realized gain on investments	— (d)	— (e)	— (e)	—	(e)	— (e)
Total from investment operations	0.001	0.0010	0.0109	0.0250		0.0343
Less Distributions to Shareholders:
From net investment income	(0.001)	(0.0010)	(0.0109)	(0.0250)		(0.0343)
From net realized gains	— (d)	—	—	—		—
Total distributions to shareholders	(0.001)	(0.0010)	(0.0109)	(0.0250)		(0.0343)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00		$1.00
Total return (f)(g)	0.06%	0.09%	1.10%	2.53	%(h)	3.48%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (i)	0.23%	0.24%	0.27%	0.24%		0.24%
Waiver/Reimbursement	0.08%	0.07%	0.05%	0.06%		0.06%
Net investment income (i)	0.07%	0.10%	1.06%	2.31	%(h)	3.43%
Net assets, end of period (000s)	$88,637	$187,997	$445,549	$469,574		$307,411

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Retail A Shares	2011 (a)		2010 (b)(c)	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	0.0005	0.0104	0.0245	0.0338
Net realized gain on investments	—	(d)	— (e)	— (e)	— (e)	— (e)
Total from investment operations	—	(d)	0.0005	0.0104	0.0245	0.0338
Less Distributions to Shareholders:
From net investment income	—	(d)	(0.0005)	(0.0104)	(0.0245)	(0.0338)
From net realized gains	—	(d)	—	—	—	—
Total distributions to shareholders	—	(d)	(0.0005)	(0.0104)	(0.0245)	(0.0338)
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (f)(g)	0.02%		0.05%	1.05%	2.48%	3.43%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	0.27%		0.29%	0.32%	0.29%	0.29%
Waiver/Reimbursement	0.09%		0.07%	0.05%	0.06%	0.06%
Net investment income (h)	0.02%		0.05%	1.10%	2.49%	3.38%
Net assets, end of period (000s)	$7,206		$9,829	$12,052	$14,788	$16,748

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Financial Highlights – BofA Tax-Exempt Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
G-Trust Shares	2011 (a)	2010 (b)(c)	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	0.001	0.0014	0.0113	0.0254	0.0347
Net realized gain on investments	— (d)	— (e)	— (e)	— (e)	— (e)
Total from investment operations	0.001	0.0014	0.0113	0.0254	0.0347
Less Distributions to Shareholders:
From net investment income	(0.001)	(0.0014)	(0.0113)	(0.0254)	(0.0347)
From net realized gains	— (d)	—	—	—	—
Total distributions to shareholders	(0.001)	(0.0014)	(0.0113)	(0.0254)	(0.0347)
Net Asset Value, End of Period	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (f)(g)	0.10%	0.13%	1.14%	2.57%	3.52%
Ratios to Average Net Assets/ Supplemental Data:
Net expenses (h)	0.20%	0.20%	0.23%	0.20%	0.20%
Waiver/Reimbursement	0.07%	0.07%	0.05%	0.06%	0.06%
Net investment income (h)	0.10%	0.14%	1.14%	2.52%	3.46%
Net assets, end of period (000s)	$328,612	$424,460	$590,847	$708,813	$681,696

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Tax-Exempt Reserves was renamed BofA Tax-Exempt Reserves.

(c)  On December 31, 2009, Columbia Tax-Exempt Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Tax-Exempt Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

Notes to Financial Statements – BofA Tax-Exempt Reserves
August 31, 2011

Note 1. Organization

BofA Tax-Exempt Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income exempt from federal income tax, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers ten classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Investor Class, Daily Class, Class A, Institutional Class, Retail A and G-Trust shares. Retail A and G-Trust shares are closed to new investors. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Trust's Board of Trustees (the "Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

BofA Tax-Exempt Reserves, August 31, 2011

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its tax exempt or taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforwards. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended August 31, 2011, permanent book and tax basis differences resulting primarily from differing treatments for distributions were identified and reclassified among the components of the Fund's net assets as follows:

Undistributed Net Investment Income	Accumulated Net Realized Gain	Paid-In Capital
$(7,973)	$20,401	$(12,428)

BofA Tax-Exempt Reserves, August 31, 2011

The tax character of distributions paid during the years ended August 31, 2011 and August 31, 2010 was as follows:

	August 31,
Distributions paid from:	2011	2010
Tax-Exempt Income	$2,475,804	$6,257,975
Ordinary Income*	75,036	286,548
Long-Term Capital Gains	22,033	20,401

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

As of August 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed Tax-Exempt Income	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$1,048,048	$332,535	$272,533

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA Advisors, LLC ("BofA"), an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. BofA receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and the other registered money market funds advised by BofA, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

BofA has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2011. There is no guarantee that this expense limitation will continue after December 31, 2011.

For the year ended August 31, 2011, the Fund's effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

Administration Fee

BofA provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net assets of the Fund and the other registered money market funds advised by BofA, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, BofA has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. BofA pays State Street a fee for all services received under this agreement.

BofA Tax-Exempt Reserves, August 31, 2011

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street and BofA pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and BofA pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a transfer agency agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the year ended August 31, 2011, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

BofA Distributors, Inc. (the "Distributor"), an indirect, wholly owned subsidiary of BOA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Liquidity Class, Investor Class, Daily Class and Class A shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares.

The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class, Investor Class, Daily Class, Class A and Retail A shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class shares	0.15%*	0.25%**
Investor Class shares	0.10%	0.10%
Daily Class shares	0.35%	0.35%
Class A shares	0.10%	0.10%
Servicing Plans:
Liquidity Class shares	0.15%*	0.25%**
Adviser Class shares	0.25%	0.25%
Investor Class shares	0.25%	0.25%
Daily Class shares	0.25%	0.25%
Class A shares	0.25%	0.25%
Retail A shares	0.09%	0.09%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2011 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2011.

**  To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the combined total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

BofA Tax-Exempt Reserves, August 31, 2011

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Class A, Trust Class and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Class A shares	0.10%	0.10%
Trust Class shares	0.10%	0.10%
Institutional Class shares	0.04%	0.04%

Fee Waivers and Expense Reimbursements

BofA and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2011, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2011.

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, BofA has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or BofA at any time.

BofA is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three-year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time the expenses to be recovered were incurred.

Under the Distribution Plan for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

At August 31, 2011, the amounts potentially recoverable by BofA pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the year
2014	2013	2012	Recovery	ended 8/31/11
$3,595,998	$4,982,934	$6,391,950	$14,970,882	$—

Fees Paid to Officers and Trustees

All officers of the Fund are employees of BofA or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year.

BofA Tax-Exempt Reserves, August 31, 2011

Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations. The Trust's eligible Trustees may participate in a non-qualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of BofA Treasury Reserves, another portfolio of the Trust. The expense for the deferred compensation plan, which includes Trustees' fees deferred during the current period as well as any gains or losses on the Trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities.

On February 28, 2011, the Board voted to terminate the deferred compensation plans, with a distribution of balances owed to be paid out of Fund assets at a later date.

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the year ended August 31, 2011, these custody credits reduced total expenses by $700 for the Fund.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the year ended August 31, 2011, the Fund did not borrow under this arrangement.

Note 7. Shareholder Concentration

As of August 31, 2011, 94.6% of the Fund's shares outstanding were beneficially owned by one shareholder account over which BOA and/or any of its affiliates had either sole or joint investment discretion.

As of August 31, 2011, no other shareholders owned more than 5% of the outstanding shares of the Fund.

Subscription and redemption activity of this account may have a significant effect on the operations of the Fund.

Note 8. Significant Risks and Contingencies

Legal Proceedings

BofA Advisors, LLC and BofA Distributors, Inc. (collectively, the BofA Group) are subject to a settlement agreement with the New York Attorney General (NYAG) (the NYAG Settlement) and a settlement order with the SEC (the SEC Order) on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the BofA Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires BofA Advisors, LLC and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group

BofA Tax-Exempt Reserves, August 31, 2011

providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Note 9. Subsequent Event

On April 25, 2011, the Board approved a plan to modify certain BofA Funds' share class offerings through a variety of terminations, conversions, additions, re-openings and re-namings. These modifications resulted in the following changes to the Fund's share class offerings, effective after the close of business on September 30, 2011:

•  Class A shares were converted to Investor Class shares;

•  Retail A shares were converted to Capital Class shares; and

•  G-Trust shares were re-opened and re-named Institutional Capital shares.

Report of Independent Registered Public Accounting Firm

To the Trustees of BofA Funds Series Trust and Shareholders of BofA Tax-Exempt Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BofA Tax-Exempt Reserves (a series of BofA Funds Series Trust) (the "Fund") at August 31, 2011, and the results of its operations, the changes in its net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 21, 2011

Federal Income Tax Information (Unaudited) – BofA Tax-Exempt Reserves

The Fund hereby designates as a capital gain dividend with respect to the fiscal year ended August 31, 2011, $274,165, or if subsequently determined to be different, the net capital gain of such year.

For the fiscal year ended August 31, 2011, 99.77% of the distributions from net investment income of the Fund qualifies as exempt interest dividends for federal income tax purposes. A portion of the income may be subject to federal alternative minimum tax.

The Fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

Shareholder Meeting Results (Unaudited) – BofA Tax-Exempt Reserves

At a Joint Special Meeting of Shareholders held on June 14, 2011, shareholders of the Fund considered the proposal described below.

Proposal 1: Shareholders of BofA Funds Series Trust elected each of the nominees to serve on the Board of Trustees of BofA Funds Series Trust, each to hold office for an indefinite term, as follows:

Trustee	Votes For	Vote Withheld	Abstentions	Broker Non-Votes
Harrison M. Bains	35,268,401,836.97	1,018,853,621.15	76,329.00	0
Paul Glasserman	35,269,218,184.98	1,018,037,273.14	76,329.00	0
George J. Gorman	35,269,443,299.57	1,017,812,158.55	76,329.00	0
William A. Hawkins	35,260,759,691.42	1,026,495,766.70	76,329.00	0
R. Glenn Hilliard	35,267,344,715.95	1,019,910,742.17	76,329.00	0
William J. Kelly	35,269,788,358.07	1,017,467,100.05	76,329.00	0
Debra J. Perry	35,268,344,824.87	1,018,910,633.25	76,329.00	0

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the BofA Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the BofA Funds Series Trust.

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee/Director, Other Directorships Held
Harrison M. Bains (Born 1943)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Retired. Oversees 11 Funds. MGI Funds (7 funds); BG Medicine, Inc. (life sciences)

Paul Glasserman (Born 1962)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Jack R. Anderson Professor of Business—Columbia Business School, since 2000 (Senior Vice Dean, 2004-2008; Professor, 1995-2000); Visiting Scholar—Federal Reserve Bank of New York, from 2008 to 2010; Independent consultant to financial firms since 1995. Oversees 11 Funds. IQ Closed End-Funds (10 funds) (2004-2010).

George J. Gorman (Born 1952)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Senior Partner, Asset Management—Ernst & Young LLP, from 1988 to 2009. Oversees 11 Funds. Ashmore Funds (5 funds).

William A. Hawkins (Born 1942)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]	Managing Director—Overton Partners (financial consulting), August 2010 to present; Persident and Chief Executive Officer—California General Bank, N.A., from January 2008 through August 2010; oversees 11 Funds. Columbia Funds (146 funds).

R. Glenn Hilliard (Born 1943)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]	Chairman and Chief Executive Officer—Hilliard Group LLC (investing consultant), from 2003 through current; Non-Executive Director & Chairman—CNO Financial Group, Inc. (formerly Conseco, Inc.) (insurance), September 2003-May 2011; oversees 11 Funds. Columbia Funds (146 funds).

William J. Kelly (Born 1960)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Chief Executive Officer—Robeco Investment Management, from 2005 to 2008 (previously Chief Financial Officer, 2004-2005); oversees 11 Funds.

Fund Governance (continued)

Independent Trustees (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee/Director, Other Directorships Held
Debra Perry (Born 1951)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Managing Member—Perry Consulting LLC, since March 2008; Consultant—MBIA, since March 2008; oversees 11 Funds. Korn/Ferry International (recruiting). CNO Financial Group, Inc. (insurance) (2002-2011).

1  Includes service as trustees of Columbia Funds Series Trust, the predecessor trust.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 888-331-0904.

Officers

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Michael J. Pelzar (Born 1968)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 President (since 2010)	President, BofA Global Capital Management Group, LLC since May 2010; Managing Director and Head of Product Management, Columbia Management Advisors, LLC from 2007 to 2010; Head of Business Development and Mergers and Acquisitions for Global Wealth & Investment Management, Bank of America from 2006 to 2007; Managing Director and Partner, Kaufman & Company, LLC (bank) from 1998 to 2006.

Jeffrey R. Coleman (Born 1969)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Chief Financial Officer, Chief Accounting Officer (since 2010) and Treasurer (since 2009)	Managing Director of Fund Administration of the Advisor since May 2010; Director of Fund Administration of the Advisor since January 2006; Fund Controller from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August 2000 to September 2004.

Peter T. Fariel (Born 1957)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Secretary and Chief Legal Officer (since 2010)	Associate General Counsel, Bank of America since April 2005; Partner, Goodwin Procter LLP (law firm) prior to April 2005.

Fund Governance (continued)

Officers (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
James R. Bordewick (Born 1959)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President and Chief Compliance Officer (since 2010)	Chief Compliance Officer of the Advisor and Managing Director, Bank of America, since May 2010; Associate General Counsel, Bank of America from April 2005 to May 2010; Chief Legal Officer, Secretary and Senior Vice President, Columbia Funds, April 2005 to April 2010; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April 2005.

Barry S. Vallan (Born 1969)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Deputy Treasurer (since 2010) and Controller (since 2006)	Director of Fund Administration of the Advisor since May 2010; Vice President—Fund Treasury since October 2004; Vice President—Trustee Reporting from April 2002 to October 2004.

Thomas Loeffler (Born 1959)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)	Chief Operating Officer, BofA Global Capital Management Group, LLC since May 2010; Chief Operating Officer, Fixed-Income and Liquidity Strategies, Columbia Management Advisors, LLC from 2004 to 2010.

Robert Fitzpatrick (Born 1971)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Secretary (since 2010)	Assistant General Counsel, Bank of America since May 2010; Assistant General Counsel, Columbia Management Advisors, LLC from 2004 to 2010; Legal Advisor, FleetBoston Financial Corporation from 2000 to 2004.

Patrick Campbell (Born 1957)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)	Director of Transfer Agency Oversight, BofA Global Capital Management Group, LLC since May 2010; Vice President of Transfer Agency Oversight and Business Intelligence/Data at Oppenheimer Funds, April 2004 through January 2009.

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Tax-Exempt Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended August 31 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC, and a part of BofA Global Capital Management and an affiliate of Bank of America Corporation. BofA Global Capital Management is an investment division of Bank of America Corporation. BofA entities furnish investment management services and products for institutional and individual investors. BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

BofA Tax-Exempt Reserves

Annual Report, August 31, 2011

© 2011 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 www.bofacapital.com

SHC-42/166204-0811 (10/11) 11/12C2V3

BofATM Funds

Annual Report

August 31, 2011

BofA Treasury Reserves

NOT FDIC INSURED	May Lose Value

NOT BANK ISSUED	No Bank Guarantee

Understanding Your Expenses	1

Investment Portfolio	2

Statement of Assets and Liabilities	6

Statement of Operations	8

Statement of Changes in Net Assets	9

Financial Highlights	11

Notes to Financial Statements	19

Report of Independent Registered Public Accounting Firm	26

Federal Income Tax Information	27

Shareholder Meeting Results	28

Fund Governance	29

Important Information About This Report	33

The views expressed in this report reflect the current views of the respective parties. These views are not guarantees of future performance and involve certain risks, uncertainties and assumptions that are difficult to predict so actual outcomes and results may differ significantly from the views expressed. These views are subject to change at any time based upon economic, market or other conditions and the respective parties disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a BofA Fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any particular BofA Fund. References to specific securities should not be construed as a recommendation or investment advice.

Understanding Your Expenses – BofA Treasury Reserves

As a fund shareholder, you incur ongoing costs, which generally include investment advisory fees, distribution and service (Rule 12b-1) fees and other fund expenses. The information on this page is intended to help you understand the ongoing costs of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

Analyzing your fund's expenses by share class

To illustrate these ongoing costs, we have provided an example and calculated the expenses paid by investors in each share class during the period. The information in the following table is based on an initial investment of $1,000, which is invested at the beginning of the period and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the "Actual" column is calculated using the fund's actual operating expenses and total return for the period. The amount listed in the "Hypothetical" column for each share class assumes that the return each year is 5% before expenses and is calculated based on the fund's actual operating expenses. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during this period.

Compare with other funds

Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing costs of investing in the fund with other funds. To do so, compare the 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund.

Estimating your actual expenses

To estimate the expenses that you paid over the period, first you will need your account balance at the end of the period:

■  For shareholders who receive their account statements from Boston Financial Data Services, Inc., your account balance is available online at www.bofacapital.com or by calling Shareholder Services at 888.331.0904

■  For shareholders who receive their account statements from their financial intermediary, contact your financial intermediary to obtain your account balance.

1.  Divide your ending account balance by $1,000. For example, if an account balance was $8,600 at the end of the period, the result would be 8.6.

2.  In the section of the table below titled "Expenses paid during the period," locate the amount for your share class. You will find this number in the column labeled "Actual." Multiply this number by the result from step 1. Your answer is an estimate of the expenses you paid on your account during the period.

If the value of your account falls below the minimum initial investment requirement applicable to you, your account generally will be subject to an annual fee of up to $20. This fee is not included in the accompanying table. If you are subject to the fee, keep it in mind when you are estimating the ongoing expenses of investing in the fund and when comparing the expenses of this fund with other funds.

03/01/11 – 08/31/11

	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund's annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Capital Class Shares	1,000.00	1,000.00	1,000.00	1,024.70	0.50	0.51	0.10
Trust Class Shares	1,000.00	1,000.00	1,000.00	1,024.70	0.50	0.51	0.10
Liquidity Class Shares	1,000.00	1,000.00	1,000.00	1,024.70	0.50	0.51	0.10
Adviser Class Shares	1,000.00	1,000.00	1,000.00	1,024.65	0.55	0.56	0.11
Investor Class Shares	1,000.00	1,000.00	1,000.00	1,024.70	0.50	0.51	0.10
Daily Class Shares	1,000.00	1,000.00	1,000.00	1,024.65	0.55	0.56	0.11
Class A Shares	1,000.00	1,000.00	1,000.00	1,024.65	0.55	0.56	0.11
Institutional Class Shares	1,000.00	1,000.00	1,000.00	1,024.65	0.55	0.56	0.11

Expenses paid during the period are equal to the annualized expense ratio for the share class, multiplied by the average account value over the period, then multiplied by the number of days in the fund's most recent fiscal half-year and divided by 365.

Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, account value at the end of the period would have been reduced.

It is important to note that the expense amounts shown in the table are meant to highlight only ongoing costs of investing in the fund. Therefore, the hypothetical examples provided may not help you determine the relative total costs of owning shares of different funds.

1

Investment Portfolio – BofA Treasury Reserves

August 31, 2011

Government & Agency Obligations – 22.0%
	Par ($)	Value ($)
U.S. Government Obligations – 22.0%
U.S. Treasury Bill
0.100% 05/03/12 (a)	79,050,000	78,996,202
0.120% 02/02/12 (a)	285,000,000	284,853,700
0.160% 11/17/11 (a)	16,200,000	16,194,456
U.S. Treasury Note
0.750% 11/30/11	80,100,000	80,208,530
0.750% 05/31/12	186,020,000	186,874,940
1.000% 12/31/11	327,000,000	328,026,458
1.000% 04/30/12	253,000,000	254,470,240
1.375% 02/15/12	4,658,000	4,686,086
1.375% 03/15/12	89,000,000	89,636,237
1.375% 04/15/12	80,000,000	80,554,795
1.375% 05/15/12	48,204,000	48,612,949
1.750% 11/15/11	116,500,000	116,853,366
4.500% 11/30/11	80,000,000	80,819,712
4.500% 03/31/12	48,204,000	49,425,530
4.500% 04/30/12	95,481,000	98,230,186
4.625% 10/31/11	97,250,000	97,941,853
U.S. Government Obligations Total		1,896,385,240
Total Government & Agency Obligations (cost of $1,896,385,240)		1,896,385,240
Repurchase Agreements – 77.9%
Repurchase agreement with Barclays Capital, dated 08/31/11, due 09/01/11 at 0.030%, collateralized by U.S. Treasury obligations with various maturities to 02/15/20, market value $443,061,494 (repurchase proceeds $434,374,362)	434,374,000	434,374,000
Repurchase agreement with BNP Paribas, dated 08/31/11, due 09/01/11 at 0.060%, collateralized by U.S. Government Agency obligations with various maturities to 08/15/41, market value $178,500,000 (repurchase proceeds $175,000,292)	175,000,000	175,000,000

	Par ($)	Value ($)
Repurchase agreement with BNP Paribas, dated 08/31/11, due 09/01/11 at 0.080%, collateralized by U.S. Treasury obligations and corporate bonds with various maturities to 12/26/12, market value $270,735,225 (repurchase proceeds $263,000,584)	263,000,000	263,000,000
Repurchase agreement with BNP Paribas, dated 08/31/11, due 09/01/11, at 0.050%, collateralized by U.S. Treasury obligations with various maturities to 08/15/40, market value $462,060,095 (repurchase proceeds $453,000,629)	453,000,000	453,000,000
Repurchase agreement with Credit Agricole, dated 08/31/11, due 09/01/11 at 0.060%, collateralized by U.S. Treasury obligations with various maturities to 08/15/25, market value $510,000,079 (repurchase proceeds $500,000,833)	500,000,000	500,000,000
Repurchase agreement with Credit Suisse First Boston, dated 08/31/11, due 09/01/11 at 0.050%, collateralized by a U.S. Treasury obligation maturing 09/30/11, market value $105,060,236 (repurchase proceeds $103,000,143)	103,000,000	103,000,000

See Accompanying Notes to Financial Statements.

2

BofA Treasury Reserves

August 31, 2011

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with Credit Suisse First Boston, dated 08/05/11, due 11/03/11 at 0.060%, collateralized by a U.S. Treasury obligation maturing 01/31/14, market value $155,040,290 (repurchase proceeds $152,022,800)	152,000,000	152,000,000
Repurchase agreement with Deutsche Bank Securities, dated 08/31/11, due 09/01/11 at 0.050%, collateralized by U.S. Treasury obligations with various maturities to 08/15/14, market value $156,060,085 (repurchase proceeds $153,000,213)	153,000,000	153,000,000
Repurchase agreement with Goldman Sachs & Co., dated 08/31/11, due 09/01/11 at 0.060%, collateralized by corporate bonds obligations with various maturities to 12/28/12, market value $64,890,109 (repurchase proceeds $63,000,105)	63,000,000	63,000,000
Repurchase agreement with HSBC Securities USA, Inc., dated 08/31/11, due 09/01/11 at 0.050%, collateralized by U.S. Treasury obligations with various maturities to 01/15/29, market value $510,002,058 (repurchase proceeds $500,000,694)	500,000,000	500,000,000

	Par ($)	Value ($)
Repurchase agreement with J.P. Morgan Securities, dated 08/31/11, due 09/01/11 at 0.030%, collateralized by a U.S. Treasury obligation maturing 01/15/21, market value $54,065,529 (repurchase proceeds $53,000,044)	53,000,000	53,000,000
Repurchase agreement with Mizuho Securities USA, Inc., dated 08/31/11, due 09/01/11 at 0.060%, collateralized by U.S. Treasury obligations with various maturities to 08/15/14, market value $510,000,082 (repurchase proceeds $500,000,833)	500,000,000	500,000,000
Repurchase agreement with Morgan Stanley, Inc., dated 08/31/11, due 09/01/11 at 0.050%, collateralized by U.S. Treasury obligations with various maturities to 11/15/21, market value $156,060,126 (repurchase proceeds $153,000,213)	153,000,000	153,000,000
Repurchase agreement with RBC Capital Markets, dated 08/31/11, due 09/01/11, at 0.050%, collateralized by U.S. Treasury obligations with various maturities to 11/15/19, market value $408,000,016 (repurchase proceeds $400,000,556)	400,000,000	400,000,000

See Accompanying Notes to Financial Statements.

3

BofA Treasury Reserves

August 31, 2011

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with RBC Capital Markets, dated 08/31/11, due 09/01/11, at 0.060%, collateralized by U.S. Government Agency obligations with various maturities to 03/20/41, market value $178,500,000 (repurchase proceeds $175,000,292)	175,000,000	175,000,000
Repurchase agreement with RBS Securities, Inc., dated 08/31/11, due 09/01/11 at 0.050%, collateralized by U.S. Treasury obligations with various maturities to 07/31/15, market value $768,061,764 (repurchase proceeds $753,001,046)	753,000,000	753,000,000
Repurchase agreement with Salomon Smith Barney Citigroup, dated 08/31/11, due 09/01/11 at 0.060%, collateralized by a U.S. Treasury obligation maturing 03/15/14, market value $462,060,017 (repurchase proceeds $453,000,755)	453,000,000	453,000,000
Repurchase agreement with Societe Generale, dated 08/31/11, due 09/01/11 at 0.060%, collateralized by U.S. Government Agency obligations with various maturities to 11/15/40, market value $153,000,001 (repurchase proceeds $150,000,250)	150,000,000	150,000,000

	Par ($)	Value ($)
Repurchase agreement with Societe Generale, dated 08/31/11, due 09/01/11 at 0.050%, collateralized by U.S. Treasury obligations with various maturities to 02/15/18, market value $612,000,064 (repurchase proceeds $600,000,833)	600,000,000	600,000,000
Repurchase agreement with TD USA Securities, Inc., dated 08/31/11, due 09/01/11 at 0.060%, collateralized by U.S. Treasury obligations with various maturities to 06/30/13, market value $255,000,035 (repurchase proceeds $250,000,417)	250,000,000	250,000,000
Repurchase agreement with UBS Securities LLC, dated 08/31/11, due 09/01/11 at 0.080%, collateralized by U.S. Government Agency obligations with various maturities to 11/15/12, market value $219,336,617 (repurchase proceeds $213,000,473)	213,000,000	213,000,000
Repurchase agreement with UBS Securities LLC, dated 08/31/11, due 09/01/11, at 0.050%, collateralized by a U.S. Treasury obligation maturing 11/25/11, market value $100,408,888 (repurchase proceeds $98,440,137)	98,440,000	98,440,000

See Accompanying Notes to Financial Statements.

4

BofA Treasury Reserves

August 31, 2011

Repurchase Agreements (continued)
	Par ($)	Value ($)
Repurchase agreement with UBS Securities LLC, dated 08/31/11, due 09/01/11, at 0.060%, collateralized by U.S. Government Agency obligations with various maturities to 08/20/41, market value $102,000,001 (repurchase proceeds $100,000,167)	100,000,000	100,000,000
Total Repurchase Agreements (cost of $6,694,814,000)		6,694,814,000
Total Investments – 99.9% (cost of $8,591,199,240) (b)		8,591,199,240
Other Assets & Liabilities, Net – 0.1%		7,737,711
Net Assets – 100.0%		8,598,936,951

Notes to Investment Portfolio:

(a)  The rate shown represents the annualized yield at the date of purchase.

(b)  Cost for federal income tax purposes is $8,591,199,240.

The following table summarizes the inputs used, as of August 31, 2011, in valuing the Fund's assets:

Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Government & Agency Obligations	$—	$1,896,385,240	$—	$1,896,385,240
Total Repurchase Agreements	—	6,694,814,000	—	6,694,814,000
Total Investments	$—	$8,591,199,240	$—	$8,591,199,240

The Fund's assets are assigned to the Level 2 input category which represents short-term obligations which are valued using amortized cost, an income approach which converts future cash flows to a present value based upon the discount or premium at purchase.

For the year ended August 31, 2011, all of the securities held in the Portfolio were Level 2 and there were no transfers to report.

For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

At August 31, 2011, the asset allocation of the Fund is as follows:

Asset Allocation	% of Net Assets
Government & Agency Obligations	22.0
Repurchase Agreements	77.9
99.9
Other Assets & Liabilities, Net	0.1
100.0

See Accompanying Notes to Financial Statements.

5

Statement of Assets and Liabilities – BofA Treasury Reserves
August 31, 2011

		($)
Assets	Investments, at amortized cost approximating value	1,896,385,240
	Repurchase agreements, at cost approximating value	6,694,814,000
	Total investments, at cost approximating value	8,591,199,240
	Cash	46
	Receivable for:
	Fund shares sold	32
	Interest	8,513,220
	Expense reimbursement due from investment advisor	9,218
	Trustees' deferred compensation plan	59,194
	Prepaid expenses	107,873
	Total Assets	8,599,888,823
Liabilities	Payable for:
	Distributions	4,336
	Investment advisory fee	182,439
	Administration fee	293,053
	Pricing and bookkeeping fees	9,604
	Transfer agent fee	44,401
	Trustees' fees	108,788
	Custody fee	53,290
	Shareholder administration fee	4,699
	Chief compliance officer expenses	3,153
	Trustees' deferred compensation plan	59,194
	Other liabilities	188,915
	Total Liabilities	951,872
	Net Assets	8,598,936,951
Net Assets Consist of	Paid-in capital	8,598,813,337
	Overdistributed net investment income	(53,808)
	Accumulated net realized gain	177,422
	Net Assets	8,598,936,951

See Accompanying Notes to Financial Statements.

6

Statement of Assets and Liabilities (continued) – BofA Treasury Reserves
August 31, 2011

Capital Class Shares	Net assets	$4,455,823,850
	Shares outstanding	4,455,708,450
	Net asset value per share	$1.00
Trust Class Shares	Net assets	$478,301,821
	Shares outstanding	478,290,437
	Net asset value per share	$1.00
Liquidity Class Shares	Net assets	$138,535,369
	Shares outstanding	138,532,154
	Net asset value per share	$1.00
Adviser Class Shares	Net assets	$2,933,795,262
	Shares outstanding	2,933,724,437
	Net asset value per share	$1.00
Investor Class Shares	Net assets	$7,743,104
	Shares outstanding	7,742,920
	Net asset value per share	$1.00
Daily Class Shares	Net assets	$143,381,837
	Shares outstanding	143,378,433
	Net asset value per share	$1.00
Class A Shares	Net assets	$107,652,600
	Shares outstanding	107,649,991
	Net asset value per share	$1.00
Institutional Class Shares	Net assets	$333,703,108
	Shares outstanding	333,695,878
	Net asset value per share	$1.00

See Accompanying Notes to Financial Statements.

7

Statement of Operations – BofA Treasury Reserves
For the Year Ended August 31, 2011

		($)
Investment Income	Interest	13,840,562
Expenses	Investment advisory fee	13,787,233
	Administration fee	9,051,489
	Distribution fee:
	Investor Class Shares	11,506
	Daily Class Shares	1,091,972
	Class A Shares	123,766
	Service fee:
	Liquidity Class Shares	371,068
	Adviser Class Shares	8,782,339
	Investor Class Shares	28,765
	Daily Class Shares	779,980
	Shareholder administration fees:
	Trust Class Shares	481,233
	Class A Shares	433,181
	Institutional Class Shares	200,698
	Transfer agent fee	143,998
	Pricing and bookkeeping fees	149,334
	Trustees' fees	64,105
	Custody fee	173,564
	Chief compliance officer expenses	21,353
	Other expenses	770,942
	Total Expenses	36,466,526
	Fees waived or expenses reimbursed by investment advisor and/or administrator	(10,858,219)
	Expenses waived by distributor:
	Trust Class Shares	(451,387)
	Liquidity Class Shares	(361,029)
	Adviser Class Shares	(8,564,447)
	Investor Class	(39,323)
	Daily Class Shares	(1,843,107)
	Class A Shares	(548,705)
	Institutional Class Shares	(164,260)
	Expense reductions	(4,404)
	Net Expenses	13,631,645
	Net Investment Income	208,917
	Net realized gain on investments	500,764
	Net Increase Resulting from Operations	709,681

See Accompanying Notes to Financial Statements.

8

Statement of Changes in Net Assets – BofA Treasury Reserves

Increase (Decrease) in Net Assets		Year Ended August 31, 2011 ($)	Year Ended August 31, 2010 ($)
Operations	Net investment income	208,917	206,592
	Net realized gain on investments	500,764	—
	Net increase resulting from operations	709,681	206,592
Distributions to Shareholders	From net investment income:
	Capital Class Shares	(206,304)	(207,271)
	Adviser Class Shares	(101)	—
	Institutional Class Shares	(2,225)	(449)
	Total distributions to shareholders	(208,630)	(207,720)
	Net Capital Stock Transactions	(1,281,678,858)	(5,620,093,956)
	Contribution from advisor (See Note 7)	3,865,298	—
	Total decrease in net assets	(1,277,312,509)	(5,620,095,084)
Net Assets	Beginning of period	9,876,249,460	15,496,344,544
	End of period	8,598,936,951	9,876,249,460
	Overdistributed net investment income at end of period	(53,808)	(109,582)

See Accompanying Notes to Financial Statements.

9

Statement of Changes in Net Assets (continued) – BofA Treasury Reserves

	Capital Stock Activity
	Year Ended August 31,
	2011		2010
	Shares	Dollars ($)	Shares	Dollars ($)
Capital Class Shares
Subscriptions	22,182,062,900	22,182,062,900	23,833,271,125	23,833,271,125
Distributions reinvested	75,283	75,283	129,841	129,841
Redemptions	(21,513,013,385)	(21,513,013,385)	(25,744,620,625)	(25,744,620,625)
Net increase (decrease)	669,124,798	669,124,798	(1,911,219,659)	(1,911,219,659)
Trust Class Shares
Subscriptions	1,401,782,963	1,401,782,964	823,704,921	823,704,921
Redemptions	(1,393,016,010)	(1,393,016,010)	(1,211,736,484)	(1,211,736,484)
Net increase (decrease)	8,766,953	8,766,954	(388,031,563)	(388,031,563)
Liquidity Class Shares
Subscriptions	574,114,658	574,114,658	877,661,242	877,661,242
Redemptions	(611,705,408)	(611,705,408)	(1,114,708,183)	(1,114,708,183)
Net decrease	(37,590,750)	(37,590,750)	(237,046,941)	(237,046,941)
Adviser Class Shares
Subscriptions	12,106,323,702	12,106,323,702	12,011,381,270	12,011,381,270
Distributions reinvested	7	7	—	—
Redemptions	(12,921,820,706)	(12,921,820,706)	(13,529,813,236)	(13,529,813,236)
Net decrease	(815,496,997)	(815,496,997)	(1,518,431,966)	(1,518,431,966)
Investor Class
Subscriptions	7,833,527	7,833,527	156,227,697	156,227,697
Redemptions	(18,982,773)	(18,982,773)	(216,756,068)	(216,756,068)
Net decrease	(11,149,246)	(11,149,246)	(60,528,371)	(60,528,371)
Daily Class Shares
Subscriptions	169,943,202	169,943,202	756,948,912	756,948,912
Redemptions	(724,619,237)	(724,619,237)	(1,212,494,702)	(1,212,494,702)
Net decrease	(554,676,035)	(554,676,035)	(455,545,790)	(455,545,790)
Class A Shares
Subscriptions	180,151,652	180,151,652	297,854,920	297,854,920
Redemptions	(243,351,978)	(243,351,978)	(327,860,653)	(327,860,654)
Net decrease	(63,200,326)	(63,200,326)	(30,005,733)	(30,005,734)
Institutional Class Shares
Subscriptions	1,543,045,313	1,543,045,313	2,808,787,646	2,808,787,646
Distributions reinvested	1,309	1,309	312	312
Redemptions	(2,020,503,878)	(2,020,503,878)	(3,828,071,889)	(3,828,071,890)
Net decrease	(477,457,256)	(477,457,256)	(1,019,283,931)	(1,019,283,932)

See Accompanying Notes to Financial Statements.

10

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Capital Class Shares	2011 (a)		2010 (b)(c)		2009	2008	2007
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(e)	0.0022	0.0282	0.0503
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(e)	(0.0022)	(0.0282)	(0.0503)
Increase from Contribution from Advisor	—	(d)	—		—	—	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Total return (f)(g)	0.01	%(h)	0.00	%(i)	0.22%	2.85%	5.14%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (j)	0.14%		0.16%		0.19%	0.20%	0.20%
Waiver/Reimbursement	0.12%		0.10%		0.06%	0.05%	0.06%
Net investment income (j)	0.01%		—	%(i)	0.24%	2.80%	4.98%
Net assets, end of period (000s)	$4,455,824		$3,785,055		$5,696,275	$11,436,408	$7,331,951

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(c)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(i)  Rounds to less than 0.01%.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

11

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Trust Class Shares	2011 (a)		2010 (b)(c)	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	0.0015	0.0272	0.0493
Less Distributions to Shareholders:
From net investment income	—		—	(0.0015)	(0.0272)	(0.0493)
Increase from Contribution from Advisor	—	(d)	—	—	—	—
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (e)(f)	0.00	%(g)	0.00%	0.15%	2.75%	5.04%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.15%		0.17%	0.27%	0.30%	0.30%
Waiver/Reimbursement	0.21%		0.19%	0.08%	0.05%	0.06%
Net investment income (h)	—	%(i)	—	0.13%	2.62%	4.92%
Net assets, end of period (000s)	$478,302		$469,327	$857,336	$964,875	$706,054

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(c)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

12

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Liquidity Class Shares	2011 (a)		2010 (b)(c)	2009	2008		2007
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00		$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	0.0012	0.0267		0.0488
Less Distributions to Shareholders:
From net investment income	—		—	(0.0012)	(0.0267)		(0.0488)
Increase from Contribution from Advisor	—	(d)	—	—	—		—
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00		$1.00
Total return (e)(f)	0.00	%(g)	0.00%	0.12%	2.70	%(h)	4.99%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (i)	0.16%		0.17%	0.29%	0.35%		0.35%
Waiver/Reimbursement	0.35%		0.34%	0.21%	0.15%		0.16%
Net investment income (i)	—	%(j)	—	0.17%	2.53	%(h)	4.86%
Net assets, end of period (000s)	$138,535		$176,051	$413,066	$995,952		$750,842

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(c)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(h)  The relationship of the class' net investment income ratio to total return may be affected by changes in the class' relative net assets during the fiscal period.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

13

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Adviser Class Shares	2011 (a)		2010 (b)(c)	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	0.0011	0.0257	0.0478
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(0.0011)	(0.0257)	(0.0478)
Increase from Contribution from Advisor	—	(d)	—	—	—	—
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (e)(f)	0.00	%(g)	0.00%	0.11%	2.60%	4.88%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.16%		0.17%	0.31%	0.45%	0.45%
Waiver/Reimbursement	0.35%		0.34%	0.19%	0.05%	0.06%
Net investment income (h)	—	%(i)	—	0.13%	2.50%	4.77%
Net assets, end of period (000s)	$2,933,795		$3,747,604	$5,266,200	$10,424,598	$9,062,032

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(c)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

14

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Investor Class Shares	2011 (a)		2010 (b)(c)	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	0.0010	0.0247	0.0468
Less Distributions to Shareholders:
From net investment income	—		—	(0.0010)	(0.0247)	(0.0468)
Increase from Contribution from Advisor	—	(d)	—	—	—	—
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (e)(f)	0.00	%(g)	0.00%	0.10%	2.50%	4.78%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.17%		0.17%	0.32%	0.55%	0.55%
Waiver/Reimbursement	0.44%		0.44%	0.28%	0.05%	0.06%
Net investment income (h)	—	%(i)	—	0.11%	2.42%	4.68%
Net assets, end of period (000s)	$7,743		$18,884	$79,399	$234,962	$219,797

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(c)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

15

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Daily Class Shares	2011 (a)		2010 (b)(c)	2009	2008	2007
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	0.0007	0.0222	0.0443
Less Distributions to Shareholders:
From net investment income	—		—	(0.0007)	(0.0222)	(0.0443)
Increase from Contribution from Advisor	—	(d)	—	—	—	—
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (e)(f)	0.00	%(g)	0.00%	0.07%	2.25%	4.52%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (h)	0.17%		0.17%	0.34%	0.79%	0.80%
Waiver/Reimbursement	0.69%		0.69%	0.51%	0.06%	0.06%
Net investment income (h)	—	%(i)	—	0.06%	2.11%	4.42%
Net assets, end of period (000s)	$143,382		$697,764	$1,153,305	$1,159,298	$882,296

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(c)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(f)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(g)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(h)  The benefits derived from expense reductions had an impact of less than 0.01%.

(i)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

16

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Class A Shares	2011 (a)		2010 (b)(c)	2009	2008	2007 (d)
Net Asset Value, Beginning of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(e)	—	0.0009	0.0237	0.0458
Less Distributions to Shareholders:
From net investment income	—		—	(0.0009)	(0.0237)	(0.0458)
Increase from Contribution from Advisor	—	(e)	—	—	—	—
Net Asset Value, End of Period	$1.00		$1.00	$1.00	$1.00	$1.00
Total return (f)(g)	0.00	%(h)	0.00%	0.09%	2.40%	4.67%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (i)	0.16%		0.17%	0.34%	0.65%	0.65%
Waiver/Reimbursement	0.55%		0.54%	0.36%	0.05%	0.06%
Net investment income (i)	—	%(j)	—	0.12%	2.53%	4.57%
Net assets, end of period (000s)	$107,653		$170,781	$200,805	$377,207	$647,929

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(c)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(d)  On May 30, 2007, Market Class shares were exchanged for Class A shares.

(e)  Rounds to less than $0.001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(i)  The benefits derived from expense reductions had an impact of less than 0.01%.

(j)  Rounds to less than 0.01%.

See Accompanying Notes to Financial Statements.

17

Financial Highlights – BofA Treasury Reserves

Selected data for a share outstanding throughout each period is as follows:

	Year Ended August 31,
Institutional Class Shares	2011 (a)		2010 (b)(c)		2009	2008	2007
Net Asset Value, Beginning of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Income from Investment Operations:
Net investment income	—	(d)	—	(e)	0.0019	0.0278	0.0499
Less Distributions to Shareholders:
From net investment income	—	(d)	—	(e)	(0.0019)	(0.0278)	(0.0499)
Increase from Contribution from Advisor	—	(d)	—		—	—	—
Net Asset Value, End of Period	$1.00		$1.00		$1.00	$1.00	$1.00
Total return (f)(g)	0.00	%(h)	0.00	%(i)	0.19%	2.81%	5.10%
Ratios to Average Net Assets/Supplemental Data:
Net expenses (j)	0.16%		0.17%		0.22%	0.24%	0.24%
Waiver/Reimbursement	0.14%		0.13%		0.07%	0.05%	0.06%
Net investment income (j)	—	%(i)	—	%(i)	0.21%	2.68%	4.96%
Net assets, end of period (000s)	$333,703		$810,783		$1,829,959	$2,894,773	$2,189,669

(a)  For fiscal periods prior to August 31, 2011, the Fund disclosed its per share amounts out to four decimal places.

(b)  On May 1, 2010, Columbia Treasury Reserves was renamed BofA Treasury Reserves.

(c)  On December 31, 2009, Columbia Treasury Reserves, a Portfolio of Columbia Funds Series Trust, was reorganized into a newly formed series of BofA Funds Series Trust, which was also named Columbia Treasury Reserves.

(d)  Rounds to less than $0.001 per share.

(e)  Rounds to less than $0.0001 per share.

(f)  Total return represents aggregate total return for the period indicated and assumes reinvestment of all distributions.

(g)  Had the investment advisor and/or any of its affiliates not waived fees or reimbursed a portion of expenses, total return would have been reduced.

(h)  The Fund received a capital contribution from the investment advisor which had an impact of less than 0.01% on total return.

(i)  Rounds to less than 0.01%.

(j)  The benefits derived from expense reductions had an impact of less than 0.01%.

See Accompanying Notes to Financial Statements.

18

Notes to Financial Statements – BofA Treasury Reserves
August 31, 2011

Note 1. Organization

BofA Treasury Reserves (the "Fund"), a series of BofA Funds Series Trust (the "Trust"), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company organized as a Delaware statutory trust.

Investment Objective

The Fund seeks current income, consistent with capital preservation and maintenance of a high degree of liquidity.

Fund Shares

The Trust may issue an unlimited number of shares, and the Fund offers eight classes of shares: Capital Class, Trust Class, Liquidity Class, Adviser Class, Investor Class, Daily Class, Class A, and Institutional Class shares. Each class of shares is offered continuously at net asset value.

Note 2. Significant Accounting Policies

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America ("GAAP") requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosures.

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Security Valuation

Securities in the Fund are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act provided certain conditions are met, including that the Trust's Board of Trustees (the "Board") continues to believe that the amortized cost valuation method fairly reflects the market-based net asset value per share of the Fund. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant accretion or amortization to maturity of any discount or premium, respectively. The Board has established procedures reasonably designed, taking into account the current market conditions and the Fund's investment objective, to ensure compliance with Rule 2a-7's requirements. These procedures include, among other things, determinations, at such intervals as the Board deems appropriate and reasonable in light of current market conditions, of the extent, if any, to which the Fund's market based net asset value deviates from $1.00 per share.

GAAP establishes a hierarchy that prioritizes the inputs to valuation techniques used to measure fair value giving the highest priority to unadjusted quoted prices in active markets for identical assets (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The three levels of the fair value hierarchy are described below:

•  Level 1 – Prices determined using quoted prices in active markets for identical assets.

•  Level 2 – Prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk and others).

•  Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or less reliable, unobservable inputs may be used. Unobservable inputs may include management's own assumptions about the factors market participants would use in pricing an investment.

19

BofA Treasury Reserves, August 31, 2011

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Security Transactions

Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

Repurchase Agreements

The Fund may engage in repurchase agreement transactions with institutions that BofA Advisors, LLC ("BofA"), the Fund's investment advisor, has determined are creditworthy. The Fund, through its custodian, receives delivery of the underlying securities collateralizing a repurchase agreement. BofA is responsible for determining that the collateral is at least equal, at all times, to the value of the repurchase obligation including interest. A repurchase agreement transaction involves certain risks in the event of default or insolvency of the counterparty. These risks include possible delays in or restrictions on the Fund's ability to dispose of the underlying securities and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

Income Recognition

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities, unless otherwise noted.

Expenses

General expenses of the Trust are allocated to the Fund and other series of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund.

Determination of Class Net Asset Value

All income, expenses (other than class-specific expenses, as shown on the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis for purposes of determining the net asset value of each class. Income and expenses are allocated to each class based on the settled shares method, while realized and unrealized gains (losses) are allocated based on the relative net assets of each class.

Federal Income Tax Status

The Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code, as amended, and to distribute substantially all of its taxable income, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its net investment income, capital gains and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no provision is made for federal income or excise taxes.

Distributions to Shareholders

Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually after the fiscal year in which the capital gains were earned or more frequently to seek to maintain a net asset value of $1.00 per share, unless offset by any available capital loss carryforward. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations which may differ from GAAP.

Indemnification

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund's maximum exposure under these arrangements is unknown because this would involve future claims against the Fund. Also, under the Trust's organizational documents and, in the case of the Trustees, by contract, the Trustees and officers of the Trust are indemnified against certain liabilities that may arise out of actions relating to their duties to the Trust. However, based on experience, the Fund expects the risk of loss due to these representations, warranties and indemnities to be minimal.

20

BofA Treasury Reserves, August 31, 2011

Note 3. Federal Tax Information

The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. Reclassifications are made to the Fund's capital accounts for permanent tax differences to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

For the year ended August 31, 2011, permanent book and tax basis differences resulting primarily from differing treatments for distributions were identified and reclassified among the components of the Fund's net assets as follows:

Undistributed Net Investment Income	Accumulated Net Realized Loss	Paid-In Capital
$55,487	$1,331,390	$(1,386,877)

The tax character of distributions paid during the year ended August 31, 2011 and August 31, 2010 were as follows:

	August 31,
Distributions paid from:	2011	2010
Ordinary Income*	$208,630	$207,720

*  For tax purposes short-term capital gain distributions, if any, are considered ordinary income distributions.

As of August 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Capital Gains
$177,422	$—

Capital loss carryforwards of $1,654,732 were utilized by the Fund during the year ended August 31, 2011.

Management is required to determine whether a tax position of the Fund is more likely than not to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. The tax benefit to be recognized by the Fund is measured as the largest amount of benefit that is greater than fifty percent likely of being realized upon ultimate settlement. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. However, management's conclusions may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Note 4. Fees and Compensation Paid to Affiliates and Other Expenses

Investment Advisory Fee

BofA, an indirect, wholly owned subsidiary of Bank of America Corporation ("BOA"), provides investment advisory services to the Fund. BofA receives a monthly investment advisory fee, calculated based on the combined average net assets of the Fund and the other registered money market funds advised by BofA, at the following annual rates:

Average Daily Net Assets	Annual Fee Rates
First $175 billion	0.15%
$175 billion to $225 billion	0.13%
Over $225 billion	0.08%

BofA has contractually agreed to limit the combined investment advisory fee and administration fee for the Fund to an annual rate of 0.19% of the Fund's average net assets through December 31, 2011. There is no guarantee that this expense limitation will continue after December 31, 2011.

For the year ended August 31, 2011, the Fund's effective advisory fee rate, net of fee waivers, was 0.15% of the Fund's average daily net assets.

21

BofA Treasury Reserves, August 31, 2011

Administration Fee

BofA provides administrative and other services to the Fund for a monthly administration fee, calculated based on the combined average net asset of the Fund and the other registered money market funds advised by BofA, at the following annual rates, less the fees payable by the Fund as described under the Pricing and Bookkeeping Fees note below:

Average Daily Net Assets	Annual Fee Rates
First $125 billion	0.10%
$125 billion to $175 billion	0.05%
Over $175 billion	0.02%

Additionally, BofA has retained State Street Bank and Trust Company ("State Street") to provide certain administrative services under a sub-administration agreement. BofA pays State Street a fee for all services received under this agreement.

Pricing and Bookkeeping Fees

The Trust has entered into a Financial Reporting Services Agreement (the "Financial Reporting Services Agreement") with State Street and BofA pursuant to which State Street provides financial reporting services to the Fund. The Trust has also entered into an Accounting Services Agreement (collectively with the Financial Reporting Services Agreement, the "State Street Agreements") with State Street and BofA pursuant to which State Street provides accounting services to the Fund. Under the State Street Agreements, the Fund pays State Street an annual fee of $38,000 paid monthly plus an additional monthly fee based on an annualized percentage rate of average daily net assets of the Fund for the month. The aggregate fee will not exceed $140,000 per year (exclusive of out-of-pocket expenses and charges). The Fund also reimburses State Street for certain out-of-pocket expenses and charges.

Transfer Agent Fee

Boston Financial Data Services, Inc. (the "Transfer Agent") serves as transfer agent for the Fund's shares. Under a transfer agency agreement with the Trust, the Transfer Agent provides transfer agency, dividend disbursing agency and shareholder servicing agency services to the Fund.

An annual minimum account balance fee of up to $20 may apply to certain accounts with a value below the Fund's minimum investment requirements to reduce the impact of small accounts on transfer agent fees. These minimum account balance fees are recorded as part of expense reductions on the Statement of Operations. For the year ended August 31, 2011, no minimum account balance fees were charged by the Fund.

Distribution and Service Fees

BofA Distributors, Inc. (the "Distributor"), an affiliate of BOA, is the principal underwriter of the Fund's shares.

The Trust has adopted distribution plans ("Distribution Plans") for the Liquidity Class, Investor Class, Daily Class and Class A shares of the Fund. The Distribution Plans, adopted pursuant to Rule 12b-1 under the 1940 Act, permit the Fund to compensate or reimburse the Distributor and/or selling agents for activities or expenses primarily intended to result in the sale of the classes' shares. The Trust also has adopted shareholder servicing plans ("Servicing Plans") for the Liquidity Class, Adviser Class, Investor Class, Daily Class and Class A shares of the Fund. The Servicing Plans permit the Fund to compensate or reimburse servicing agents for the shareholder services they have provided. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Distribution Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class shares	0.15%*	0.25%**
Investor Class shares	0.10%	0.10%
Daily Class shares	0.35%	0.35%
Class A shares	0.10%	0.10%

22

BofA Treasury Reserves, August 31, 2011

Servicing Plans:	Current Rate (after fee waivers)	Plan Limit
Liquidity Class shares	0.15%*	0.25%**
Adviser Class shares	0.25%	0.25%
Investor Class shares	0.25%	0.25%
Daily Class shares	0.25%	0.25%
Class A shares	0.25%	0.25%

*  The Distributor has contractually agreed to waive Distribution Plan fees and/or Servicing Plan fees through December 31, 2011 as a percentage of the Fund's Liquidity Class shares average daily net assets at an annual rate of 0.10%, so that combined fees will not exceed 0.15%. There is no guarantee that this waiver will continue after December 31, 2011.

**  To the extent that the Liquidity Class shares of the Fund make payments pursuant to the Distribution Plan and/or the Servicing Plan, the total of such payments may not exceed, on an annual basis, 0.25% of the average daily net assets of the Fund's Liquidity Class shares.

Shareholder Administration Fees

The Trust has adopted shareholder administration plans ("Administration Plans") for the Class A, Trust Class and Institutional Class shares of the Fund. Under the Administration Plans, the Fund may pay servicing agents that have entered into a shareholder administration agreement with the Trust for certain shareholder support services that are provided to holders of the classes' shares. A substantial portion of the expenses incurred pursuant to these plans is paid to affiliates of BOA and the Distributor.

The annual rates in effect and plan limits, as a percentage of average daily net assets are as follows:

Administration Plans:	Current Rate	Plan Limit
Trust Class shares	0.10%	0.10%
Class A shares	0.10%	0.10%
Institutional Class shares	0.04%	0.04%

Fees Paid to Officers and Trustees

All officers of the Fund are employees of BofA or its affiliates and, with the exception of the Fund's Chief Compliance Officer, receive no compensation from the Fund. The Board has appointed a Chief Compliance Officer to the Fund in accordance with federal securities regulations. The Fund, along with other affiliated funds, pays its pro-rata share of the expenses associated with the Chief Compliance Officer. The Fund's expenses for the Chief Compliance Officer will not exceed $15,000 per year. Trustees are compensated for their services to the Fund, as set forth on the Statement of Operations.

The Trust's eligible Trustees may participate in a nonqualified deferred compensation plan which may be terminated at any time. Any payments to plan participants are paid solely out of the Fund's assets. Income earned on the plan participant's deferral account is based on the rate of return of the eligible mutual funds selected by the participant or, if no funds are selected, on the rate of return of BofA Treasury Reserves. The expense for the deferred compensation plan, which includes Trustees' fees deferred during the current period as well as any gains or losses on the Trustees' deferred compensation balances as a result of market fluctuations, is included in "Trustees' fees" on the Statement of Operations. The liability for the deferred compensation plan is included in "Trustees' deferred compensation plan" on the Statement of Assets and Liabilities.

On February 28, 2011, the Board voted to terminate the deferred compensation plans, with a distribution of balances owed to be paid out of Fund assets at a later date.

Fee Waivers and Expense Reimbursements

BofA and/or some of the Fund's other service providers have contractually agreed to bear a portion of the Fund's expenses through December 31, 2011, so that the Fund's ordinary operating expenses (excluding any distribution, shareholder servicing and/or shareholder administration fees, interest, taxes and extraordinary expenses, but including custodian charges relating to overdrafts, if any) after giving effect to any balance credits from the Fund's custodian, do not exceed the annual rate of 0.20% of the Fund's average daily net assets. There is no guarantee that this expense limitation will continue after December 31, 2011.

23

BofA Treasury Reserves, August 31, 2011

The Distributor has voluntarily agreed to reimburse certain class-specific Fund expenses (consisting of shareholder servicing, distribution and shareholder administration fees, as applicable) to the extent necessary in order to maintain a minimum annualized net yield of 0.00% for all classes of the Fund. In addition, BofA has voluntarily agreed to reimburse certain Fund expenses (consisting of advisory and administration fees) to the extent necessary to maintain such yield in the event the Distributor's reimbursement of class-specific Fund expenses is fully utilized. These reimbursements are voluntary and may be modified or discontinued by the Distributor or BofA at any time.

BofA is entitled to recover from the Fund any fees waived and/or expenses reimbursed for a three-year period following the date of such fee waiver and/or reimbursement if such recovery does not cause the Fund's total operating expenses to exceed the expense limitation in effect at the time the expenses to be recovered were incurred.

Under the Distribution Plans for the Liquidity Class shares, the Trust is currently not reimbursing the Distributor for distribution expenses for Liquidity Class shares. Unreimbursed expenses incurred by the Distributor in a given year may not be recovered by the Distributor in subsequent years.

At August 31, 2011, the amounts potentially recoverable by BofA pursuant to this arrangement are as follows:

Amount of potential recovery expiring August 31:			Total potential	Amount recovered during the year
2014	2013	2012	recovery	ended 08/31/11
$5,573,438	$7,398,397	$13,656,317	$26,628,152	$—

Note 5. Custody Credits

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. These credits are recorded as part of expense reductions on the Statement of Operations. The Fund could have invested a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement.

For the year ended August 31, 2011, these custody credits reduced total expenses by $4,404 for the Fund.

Note 6. Line of Credit

The Fund and other affiliated funds participate in a $200,000,000 uncommitted, unsecured line of credit provided by State Street. Borrowings are available for short-term liquidity or temporary or emergency purposes.

Interest is charged to each participating fund based on the fund's borrowings at a rate per annum equal to the greater of the Federal Funds Rate plus 1.25% or the overnight LIBOR Rate plus 1.25%. An annual administration fee of $10,000 is also accrued and apportioned to each fund participating in the line of credit based on the average net assets of the participating funds.

For the year ended August 31, 2011, the Fund did not borrow under this arrangement.

Note 7. Capital Contribution

On November 29, 2010 BofA, an affiliate of the Fund, made a capital contribution to the Fund of $3,865,298.

Note 8. Shareholder Concentration

As of August 31, 2011, the Fund had two shareholder accounts that held 84.5% of the shares outstanding over which BOA and/or any of its affiliates did not have investment discretion.

As of August 31, 2011, no other shareholders owned more than 5% of the outstanding shares of the Fund.

Subscription and redemption activity of these accounts may have a significant effect on the operations of the Fund.

24

BofA Treasury Reserves, August 31, 2011

Note 9. Significant Risks and Contingencies

Legal Proceedings

BofA Advisors, LLC and BofA Distributors, Inc. (collectively, the BofA Group) are subject to a settlement agreement with the New York Attorney General (NYAG) (the NYAG Settlement) and a settlement order with the SEC (the SEC Order) on matters relating to mutual fund trading, each dated February 9, 2005. Under the terms of the SEC Order, the BofA Group (or predecessor or affiliated entities) agreed, among other things, to: pay disgorgement and civil money penalties collectively totaling $375 million; cease and desist from violations of the antifraud provisions and certain other provisions of the federal securities laws; maintain certain compliance and ethics oversight structures; and retain an independent consultant to review the BofA Group's applicable supervisory, compliance, control and other policies and procedures. The NYAG Settlement, among other things, requires BofA Advisors, LLC and its affiliates to make certain disclosures to investors relating to expenses. In connection with the BofA Group providing services to the BofA Funds, the BofA Funds have voluntarily undertaken to implement certain governance measures designed to maintain the independence of their boards of trustees and certain special consulting and compliance measures.

Note 10. Subsequent Event

On April 25, 2011, the Board approved a plan to modify certain BofA Funds' share class offerings through a variety of terminations, conversions, additions, re-openings and re-namings. These modifications resulted in the following changes to the Fund's share class offerings, effective after the close of business on September 30, 2011:

•  Class A shares were re-named Investor II Class shares; and

•  Institutional Capital shares were added as a new class of shares of the Fund.

25

Report of Independent Registered Public Accounting Firm

To the Trustees of BofA Funds Series Trust and Shareholders of BofA Treasury Reserves

In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of BofA Treasury Reserves (a series of BofA Funds Series Trust) at August 31, 2011, the results of its operations, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2011 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Boston, Massachusetts
October 21, 2011

26

Federal Income Tax Information (Unaudited) – BofA Treasury Reserves

The Fund designates the maximum allowable as qualified interest income for nonresident alien shareholders, as provided in the American Jobs Creation Act of 2004.

The Fund will notify shareholders in January 2012 of amounts for use in preparing 2011 income tax returns.

27

Shareholder Meeting Results (Unaudited) – BofA Treasury Reserves

At a Joint Special Meeting of Shareholders held on June 14, 2011, shareholders of the Fund considered the proposal described below.

Proposal 1: Shareholders of BofA Funds Series Trust elected each of the nominees to serve on the Board of Trustees of BofA Funds Series Trust, each to hold office for an indefinite term, as follows:

Trustee	Votes For	Vote Withheld	Abstentions	Broker Non-Votes
Harrison M. Bains	35,268,401,836.97	1,018,853,621.15	76,329.00	0
Paul Glasserman	35,269,218,184.98	1,018,037,273.14	76,329.00	0
George J. Gorman	35,269,443,299.57	1,017,812,158.55	76,329.00	0
William A. Hawkins	35,260,759,691.42	1,026,495,766.70	76,329.00	0
R. Glenn Hilliard	35,267,344,715.95	1,019,910,742.17	76,329.00	0
William J. Kelly	35,269,788,358.07	1,017,467,100.05	76,329.00	0
Debra J. Perry	35,268,344,824.87	1,018,910,633.25	76,329.00	0

28

Fund Governance

The Trustees serve terms of indefinite duration. The names, addresses and ages of the Trustees and officers of the Funds in the BofA Funds Series Trust, the year each was first elected or appointed to office, their principal business occupations during at least the last five years, the number of Funds overseen by each Trustee and other directorships they hold are shown below. Each officer listed below serves as an officer of each Fund in the BofA Funds Series Trust.

Independent Trustees

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee/Director, Other Directorships Held
Harrison M. Bains (Born 1943)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Retired. Oversees 11 Funds. MGI Funds (7 funds); BG Medicine, Inc. (life sciences)

Paul Glasserman (Born 1962)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Jack R. Anderson Professor of Business—Columbia Business School, since 2000 (Senior Vice Dean, 2004-2008; Professor, 1995-2000); Visiting Scholar—Federal Reserve Bank of New York, from 2008 to 2010; Independent consultant to financial firms since 1995. Oversees 11 Funds. IQ Closed End-Funds (10 funds) (2004-2010).

George J. Gorman (Born 1952)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Senior Partner, Asset Management—Ernst & Young LLP, from 1988 to 2009. Oversees 11 Funds. Ashmore Funds (5 funds).

William A. Hawkins (Born 1942)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]	Managing Director—Overton Partners (financial consulting), August 2010 to present; Persident and Chief Executive Officer—California General Bank, N.A., from January 2008 through August 2010; oversees 11 Funds. Columbia Funds (146 funds).

R. Glenn Hilliard (Born 1943)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2005)[1]	Chairman and Chief Executive Officer-Hilliard Group LLC (investing consultant), from 2003 through current; Non-Executive Director & Chairman-CNO Financial Group, Inc. (formerly Conseco, Inc.) (insurance), September 2003-May 2011; oversees 11 Funds. Columbia Funds (146 funds).

William J. Kelly (Born 1960)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Chief Executive Officer-Robeco Investment Management, from 2005 to 2008 (previously Chief Financial Officer, 2004-2005); oversees 11 Funds.

29

Fund Governance (continued)

Independent Trustees (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years, Number of Funds in BofA Funds Series Trust Overseen by Trustee/Director, Other Directorships Held
Debra Perry (Born 1951)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Trustee (since 2011)	Managing Member-Perry Consulting LLC, since March 2008; Consultant-MBIA, since March 2008; oversees 11 Funds. Korn/Ferry International (recruiting). CNO Financial Group, Inc. (insurance) (2002-2011).

1  Includes service as trustees of Columbia Funds Series Trust, the predecessor trust.

The Statement of Additional Information includes additional information about the Trustees of the Funds and is available, without charge, upon request by calling 888-331-0904.

Officers

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
Michael J. Pelzar (Born 1968)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 President (since 2010)	President, BofA Global Capital Management Group, LLC since May 2010; Managing Director and Head of Product Management, Columbia Management Advisors, LLC from 2007 to 2010; Head of Business Development and Mergers and Acquisitions for Global Wealth & Investment Management, Bank of America from 2006 to 2007; Managing Director and Partner, Kaufman & Company, LLC (bank) from 1998 to 2006.

Jeffrey R. Coleman (Born 1969)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Chief Financial Officer, Chief Accounting Officer (since 2010) and Treasurer (since 2009)	Managing Director of Fund Administration of the Advisor since May 2010; Director of Fund Administration of the Advisor since January 2006; Fund Controller from October 2004 to January 2006; Vice President of CDC IXIS Asset Management Services, Inc. (investment management) from August 2000 to September 2004.

Peter T. Fariel (Born 1957)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President, Secretary and Chief Legal Officer (since 2010)	Associate General Counsel, Bank of America since April 2005; Partner, Goodwin Procter LLP (law firm) prior to April 2005.

30

Fund Governance (continued)

Officers (continued)

Name, Address and Year of Birth, Position with Funds, Year First Elected or Appointed to Office	Principal Occupation(s) During Past Five Years
James R. Bordewick (Born 1959)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Senior Vice President and Chief Compliance Officer (since 2010)	Chief Compliance Officer of the Advisor and Managing Director, Bank of America, since May 2010; Associate General Counsel, Bank of America from April 2005 to May 2010; Chief Legal Officer, Secretary and Senior Vice President, Columbia Funds, April 2005 to April 2010; Senior Vice President and Associate General Counsel, MFS Investment Management (investment management) prior to April 2005.

Barry S. Vallan (Born 1969)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Deputy Treasurer (since 2010) and Controller (since 2006)	Director of Fund Administration of the Advisor since May 2010; Vice President-Fund Treasury since October 2004; Vice President-Trustee Reporting from April 2002 to October 2004.

Thomas Loeffler (Born 1959)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)	Chief Operating Officer, BofA Global Capital Management Group, LLC since May 2010; Chief Operating Officer, Fixed-Income and Liquidity Strategies, Columbia Management Advisors, LLC from 2004 to 2010.

Robert Fitzpatrick (Born 1971)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Secretary (since 2010)	Assistant General Counsel, Bank of America since May 2010; Assistant General Counsel, Columbia Management Advisors, LLC from 2004 to 2010; Legal Advisor, FleetBoston Financial Corporation from 2000 to 2004.

Patrick Campbell (Born 1957)

c/o BofA Advisors, LLC 100 Federal Street Boston, MA 02110 Assistant Treasurer (since 2010)	Director of Transfer Agency Oversight, BofA Global Capital Management Group, LLC since May 2010; Vice President of Transfer Agency Oversight and Business Intelligence/Data at Oppenheimer Funds, April 2004 through January 2009.

31

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Important Information About This Report

The funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 888-331-0904 and additional reports will be sent to you. This report has been prepared for shareholders of the BofA Treasury Reserves.

A description of the policies and procedures that each fund uses to determine how to vote proxies and a copy of each fund's voting records are available (i) at www.bofacapital.com, (ii) on the Securities and Exchange Commission's website at www.sec.gov, and (iii) without charge, upon request, by calling 888-331-0904. Information regarding how each fund voted proxies relating to portfolio securities during the 12-month period ended August 31 is available from the SEC's website. Information regarding how each fund voted proxies relating to portfolio securities is also available from the funds' website.

Each fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Each fund's Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BofA Funds are distributed by BofA Distributors, Inc., member FINRA and SIPC, and a part of BofA Global Capital Management and an affiliate of Bank of America Corporation. BofA Global Capital Management is an investment division of Bank of America Corporation. BofA entities furnish investment management services and products for institutional and individual investors. BofA Advisors, LLC is an SEC-registered investment advisor and indirect, wholly owned subsidiary of Bank of America Corporation and is part of BofA Global Capital Management.

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus, which contains this and other important information about the fund, contact your BofA Global Capital Management representative or a financial advisor or go to www.bofacapital.com.

Transfer Agent

Boston Financial Data Services, Inc.
P.O. Box 8723
Boston, MA 02266-8723
888-331-0904

Distributor

BofA Distributors, Inc.
100 Federal Street
Boston, MA 02110

Investment Advisor

BofA Advisors, LLC
100 Federal Street
Boston, MA 02110

33

BofATM Global Capital Management

100 Federal Street
Boston, MA 02110

BofA Treasury Reserves

Annual Report, August 31, 2011

© 2011 Bank of America Corporation. All rights reserved.

BofA Distributors, Inc.

100 Federal Street, Boston, MA 02110

888.331.0904 www.bofacapital.com

SHC-42/166106-0811 (10/11) 11/U3B1X0

Item 2. Code of Ethics.

(a)          The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(b)         During the period covered by this report, there were not any amendments to a provision of the code of ethics adopted in 2(a) above.

(c)          During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the code of ethics described in 2(a) above that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that William A. Hawkins, George J. Gorman, William J. Kelly, and Harrison M. Bains, are members of the registrant’s Board of Trustees and Audit Committee. George J. Gorman qualifies as an audit committee financial expert.  Mr. Hawkins, Mr. Gorman, Mr. Kelly, and Mr. Bains are each independent trustees, as defined in paragraph (a)(2) of this item’s instructions.

Item 4. Principal Accountant Fees and Services.

Fee information below is disclosed for each series of the registrant whose report to stockholders is included in this annual filing.

(a) Audit Fees. Aggregate Audit Fees billed by the principal accountant for professional services rendered during the fiscal years ended August 31, 2011 and August 31, 2010 are approximately as follows:

2011	2010
$501,350	$521,080

Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Fees. Aggregate Audit-Related Fees billed to the registrant by the principal accountant for professional services rendered during the fiscal years ended August 31, 2011 and August 31, 2010 are approximately as follows:

2011	2010
$52,305	$55,200

Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.  In both fiscal years 2011 and 2010, Audit-Related Fees consist of agreed-upon procedures performed for semi-annual shareholder reports.

During the fiscal years ended August 31, 2011 and August 31, 2010, there were no Audit-Related Fees billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(c) Tax Fees. Aggregate Tax Fees billed by the principal accountant to the registrant for professional services rendered during the fiscal years ended August 31, 2011 and August 31, 2010 are approximately as follows:

2011	2010
$32,045	$44,388

Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice and tax planning.

During the fiscal years ended August 31, 2011 and August 31, 2010, there were no Tax Fees  billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant.

(d) All Other Fees. Aggregate All Other Fees billed by the principal accountant to the registrant for professional services rendered during the fiscal years ended August 31, 2011 and August 31, 2010 are approximately as follows:

2011	2010
$0	$0

All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.

Aggregate All Other Fees billed by the registrant’s principal accountant to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for an engagement that related directly to the operations and financial reporting of the registrant during the fiscal years ended August 31, 2011 and August 31, 2010 are approximately as follows:

2011	2010
$386,054	$706,478

In both fiscal years 2011 and 2010, All Other Fees consist of fees billed for internal control examinations of the registrant’s transfer agent and investment advisor.  Fiscal year 2010 also includes fees for agreed upon procedures related to the sale of the long-term asset management business and fees related to the review of revenue modeling schedules.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent accountants to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) or any entity controlling, controlled by or under common control with such investment adviser that provides ongoing services to the registrant (“Adviser Affiliates”), if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Accountants for Audit and Non-Audit Services (“Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (collectively “Fund Services”); (ii) non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Adviser Affiliates, if the engagement relates directly to the operations or financial reporting of a Fund (collectively “Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Adviser Affiliates.

Unless a type of service receives general pre-approval under the Policy, it requires specific pre-approval by the Audit Committee if it is to be provided by the independent accountants.  Pre-approval of non-audit services to the registrant, the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) and Adviser Affiliates may be waived provided that the “de minimis” requirements set forth under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are Independent Trustees/Directors.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee’s responsibilities with respect to the pre-approval of services performed by the independent accountants may not be delegated to management.

The Policy requires the Fund Treasurer to submit to the Audit Committee, on an annual basis, a schedule of the types of services that are subject to general pre-approval. The schedule(s) provide a description of each type of service that is subject to general pre-approval and, where possible, will provide estimated fee caps for each instance of providing each service. The Audit Committees will review and approve the types of services and review the projected fees for the next fiscal year and may add to, or subtract from, the list of general pre-approved services from time to time based on subsequent determinations.  That approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent accountants will be permitted to perform.

The Fund Treasurer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services initiated since the last such report was rendered, including a general description of the services, actual billed and projected fees, and the means by which such Fund Services or Fund-related Adviser Services were pre-approved by the Audit Committee.

*****

(e)(2) The percentage of services described in paragraphs (b) through (d) of this Item approved pursuant to the “de minimis” exception under paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X during both fiscal years ended June 30, 2010 and June 30, 2009 was zero.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for the fiscal years ended August 31, 2011 and August 31, 2010 are approximately as follows:

2011	2010
$470,404	$806,065

(h) The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)          The registrant’s “Schedule I — Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)         Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 11. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that material information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	BofA Funds Series Trust

By (Signature and Title)	/s/ Michael Pelzar
Michael Pelzar, President

Date	October 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	s/ Michael Pelzar
Michael Pelzar, President

Date	October 20, 2011

By (Signature and Title)	/s/ Jeffrey R. Coleman
Jeffrey R. Coleman, Chief Financial Officer

Date	October 20, 2011